UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Fidelity Freedom K® Funds -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,008.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2000 Fund	.05%
Actual		$ 1,000.00	$ 1,008.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,021.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,030.80	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,032.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,037.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,049.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,053.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,065.70	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,067.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,070.20	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,070.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2055 Fund	.05%
Actual		$ 1,000.00	$ 1,074.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.9	1.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.5	1.4
Fidelity Disciplined Equity Fund Class F	0.0	0.3
Fidelity Growth Company Fund Class F	1.9	1.8
Fidelity Series 100 Index Fund	0.4	0.5
Fidelity Series All-Sector Equity Fund Class F	2.0	2.0
Fidelity Series Equity-Income Fund Class F	1.3	1.2
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	0.5	0.5
Fidelity Series Intrinsic Opportunities Fund Class F	1.0	0.8
Fidelity Series Large Cap Value Fund Class F	1.1	1.2
Fidelity Series Opportunistic Insights Fund Class F	1.0	0.9
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Opportunities Fund Class F	0.6	0.5
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.2	1.2
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
	13.3	13.1
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	2.1	2.0
Fidelity Series International Small Cap Fund Class F	0.4	0.4
Fidelity Series International Value Fund Class F	2.0	2.0
	4.5	4.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	1.1
Fidelity Series High Income Fund Class F	4.9	5.0
Fidelity Series Real Estate Income Fund Class F	0.3	0.4
	6.9	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.0	11.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.6	21.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.8	21.7
Fidelity Short-Term Bond Fund Class F	17.8	17.8
	39.6	39.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.3%
Developed International Equity Funds	4.5%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.0%
Investment Grade Bond Funds	21.6%
Short-Term Funds	39.6%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.5%

Semiannual Report

Fidelity Freedom K® Income Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.2%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	3,670,524	$ 29,547,719
Domestic Equity Funds - 13.3%
Fidelity Blue Chip Growth Fund Class F (c)	412,578	24,148,182
Fidelity Growth Company Fund Class F (c)	250,634	29,767,839
Fidelity Series 100 Index Fund (c)	639,875	7,089,820
Fidelity Series All-Sector Equity Fund Class F (c)	2,215,145	31,388,602
Fidelity Series Equity-Income Fund Class F (c)	1,781,258	21,001,033
Fidelity Series Growth & Income Fund Class F (c)	658,993	7,954,049
Fidelity Series Intrinsic Opportunities Fund Class F (c)	1,238,022	16,081,902
Fidelity Series Large Cap Value Fund Class F (c)	1,322,093	16,698,031
Fidelity Series Opportunistic Insights Fund Class F (c)	1,279,631	16,494,443
Fidelity Series Real Estate Equity Fund Class F (c)	269,524	3,223,506
Fidelity Series Small Cap Opportunities Fund Class F (c)	679,509	8,765,669
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,544,507	18,827,546
Fidelity Small Cap Growth Fund Class F (c)	244,182	4,607,721
Fidelity Small Cap Value Fund Class F (c)	237,070	4,511,451
TOTAL DOMESTIC EQUITY FUNDS		210,559,794
TOTAL DOMESTIC EQUITY FUNDS (Cost $199,826,505)		240,107,513
International Equity Funds - 5.7%

Developed International Equity Funds - 4.5%
Fidelity Series International Growth Fund Class F (c)	2,334,311	31,769,970
Fidelity Series International Small Cap Fund Class F (c)	423,067	6,485,611
Fidelity Series International Value Fund Class F (c)	2,939,331	31,685,988
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		69,941,569

	Shares	Value
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F (c)	1,145,911	$ 19,239,841
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $73,741,762)		89,181,410
Bond Funds - 39.5%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	770,376	7,796,203
Fidelity Series Floating Rate High Income Fund Class F (c)	1,729,377	18,296,807
Fidelity Series High Income Fund Class F (c)	7,536,056	77,470,657
Fidelity Series Real Estate Income Fund Class F (c)	514,097	5,644,789
TOTAL HIGH YIELD BOND FUNDS		109,208,456
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	15,969,547	173,429,279
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund Class F (c)	30,396,629	340,442,244
TOTAL BOND FUNDS (Cost $633,943,370)		623,079,979
Short-Term Funds - 39.6%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	343,170,947	343,170,947
Fidelity Short-Term Bond Fund Class F (c)	32,826,960	281,327,045
TOTAL SHORT-TERM FUNDS (Cost $621,689,178)		624,497,992
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,529,200,815)		1,576,866,894
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,308)
NET ASSETS - 100%		$ 1,576,801,586
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 21,399,323	$ 2,360,005	$ 1,628,873	$ 81,813	$ 24,148,182
Fidelity Disciplined Equity Fund Class F	4,651,346	42,516	4,916,585	-	-
Fidelity Growth Company Fund Class F	28,422,283	1,251,683	4,609,768	-	29,767,839
Fidelity Institutional Money Market Portfolio Class F	339,166,529	22,789,198	18,784,780	196,747	343,170,947
Fidelity Series 100 Index Fund	7,242,026	325,251	1,003,242	-	7,089,820
Fidelity Series All-Sector Equity Fund Class F	31,398,973	1,303,994	4,463,152	-	31,388,602
Fidelity Series Commodity Strategy Fund Class F	29,920,383	3,505,317	1,512,741	-	29,547,719
Fidelity Series Emerging Markets Debt Fund Class F	7,995,783	603,553	229,098	212,790	7,796,203
Fidelity Series Emerging Markets Fund Class F	18,984,480	1,022,083	792,248	-	19,239,841
Fidelity Series Equity-Income Fund Class F	19,446,821	1,593,407	1,245,563	220,463	21,001,033
Fidelity Series Floating Rate High Income Fund Class F	17,924,383	1,232,445	774,455	405,769	18,296,807
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	7,114,397	516,401	356,873	-	7,954,049
Fidelity Series High Income Fund Class F	77,747,119	6,797,850	5,360,016	2,077,858	77,470,657
Fidelity Series Inflation-Protected Bond Index Fund Class F	178,639,922	12,422,195	9,181,250	-	173,429,279
Fidelity Series International Growth Fund Class F	31,280,623	1,360,626	3,056,149	-	31,769,970
Fidelity Series International Small Cap Fund Class F	6,410,334	319,244	916,865	-	6,485,611
Fidelity Series International Value Fund Class F	31,172,842	1,386,218	3,682,297	-	31,685,988
Fidelity Series Intrinsic Opportunities Fund Class F	13,156,895	1,926,012	1,030,233	106,950	16,081,902
Fidelity Series Investment Grade Bond Fund Class F	336,789,194	31,565,480	17,645,060	3,698,109	340,442,244
Fidelity Series Large Cap Value Fund Class F	18,154,852	676,960	3,680,014	-	16,698,031
Fidelity Series Opportunistic Insights Fund Class F	14,233,295	713,782	883,965	-	16,494,443
Fidelity Series Real Estate Equity Fund Class F	2,859,599	801,386	151,934	24,599	3,223,506
Fidelity Series Real Estate Income Fund Class F	5,738,540	530,550	284,633	172,586	5,644,789
Fidelity Series Small Cap Opportunities Fund Class F	8,187,311	1,018,590	810,066	-	8,765,669
Fidelity Series Stock Selector Large Cap Value Fund Class F	19,520,184	855,992	3,265,821	-	18,827,546
Fidelity Short-Term Bond Fund Class F	279,344,535	18,144,494	15,150,030	1,218,322	281,327,045
Fidelity Small Cap Growth Fund Class F	4,297,566	675,131	539,988	-	4,607,721
Fidelity Small Cap Value Fund Class F	4,588,276	488,333	616,777	12,379	4,511,451
Total	$ 1,565,787,814	$ 116,228,696	$ 106,572,476	$ 8,428,385	$ 1,576,866,894
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,529,200,815) - See accompanying schedule		$ 1,576,866,894
Receivable for investments sold		4,116,320
Receivable for fund shares sold		2,844,402
Total assets		1,583,827,616

Liabilities
Payable for fund shares redeemed	$ 6,960,719
Transfer agent fees payable	65,311
Total liabilities		7,026,030

Net Assets		$ 1,576,801,586
Net Assets consist of:
Paid in capital		$ 1,522,594,885
Undistributed net investment income		1,884,501
Accumulated undistributed net realized gain (loss) on investments		4,656,121
Net unrealized appreciation (depreciation) on investments		47,666,079
Net Assets, for 133,383,121 shares outstanding		$ 1,576,801,586
Net Asset Value, offering price and redemption price per share ($1,576,801,586 ÷ 133,383,121 shares)		$ 11.82

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,428,385

Expenses
Transfer agent fees	$ 388,351
Independent trustees' compensation	2,938
Total expenses		391,289
Net investment income (loss)		8,037,096
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,523,337
Capital gain distributions from underlying funds	3,034,192
Total net realized gain (loss)		6,557,529
Change in net unrealized appreciation (depreciation) on underlying funds		(2,100,475)
Net gain (loss)		4,457,054
Net increase (decrease) in net assets resulting from operations		$ 12,494,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,037,096	$ 19,506,145
Net realized gain (loss)	6,557,529	29,007,460
Change in net unrealized appreciation (depreciation)	(2,100,475)	19,854,338
Net increase (decrease) in net assets resulting from operations	12,494,150	68,367,943
Distributions to shareholders from net investment income	(7,750,518)	(19,271,276)
Distributions to shareholders from net realized gain	(13,588,645)	(20,877,308)
Total distributions	(21,339,163)	(40,148,584)
Share transactions Proceeds from sales of shares	328,507,825	753,193,034
Reinvestment of distributions	21,339,163	40,148,584
Cost of shares redeemed	(329,923,332)	(537,169,540)
Net increase (decrease) in net assets resulting from share transactions	19,923,656	256,172,078
Total increase (decrease) in net assets	11,078,643	284,391,437

Net Assets
Beginning of period	1,565,722,943	1,281,331,506
End of period (including undistributed net investment income of $1,884,501 and undistributed net investment income of $1,597,923, respectively)	$ 1,576,801,586	$ 1,565,722,943
Other Information Shares
Sold	27,912,699	64,260,405
Issued in reinvestment of distributions	1,805,334	3,441,371
Redeemed	(28,079,937)	(45,842,631)
Net increase (decrease)	1,638,096	21,859,145

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.66	$ 11.64	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.16	.19	.20	.17
Net realized and unrealized gain (loss)	.04	.39	.21	.61	1.09
Total from investment operations	.10	.55	.40	.81	1.26
Distributions from net investment income	(.06)	(.16)	(.18)	(.18)	(.13)
Distributions from net realized gain	(.10)	(.17)	(.19)	(.09)	(.03)
Total distributions	(.16)	(.33)	(.38) G	(.27)	(.16)
Net asset value, end of period	$ 11.82	$ 11.88	$ 11.66	$ 11.64	$ 11.10
Total Return B	.85%	4.77%	3.50%	7.37%	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.02% A	1.37%	1.67%	1.77%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,576,802	$ 1,565,723	$ 1,281,332	$ 636,056	$ 123,777
Portfolio turnover rate D	14% A	17%	20%	32%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.9	1.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.5	1.3
Fidelity Disciplined Equity Fund Class F	0.0	0.3
Fidelity Growth Company Fund Class F	1.9	1.8
Fidelity Series 100 Index Fund	0.5	0.4
Fidelity Series All-Sector Equity Fund Class F	2.0	2.0
Fidelity Series Equity-Income Fund Class F	1.3	1.3
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	0.5	0.5
Fidelity Series Intrinsic Opportunities Fund Class F	1.0	0.8
Fidelity Series Large Cap Value Fund Class F	1.0	1.2
Fidelity Series Opportunistic Insights Fund Class F	1.0	0.9
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Opportunities Fund Class F	0.6	0.5
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.2	1.3
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
	13.3	13.1
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	2.0	2.0
Fidelity Series International Small Cap Fund Class F	0.4	0.4
Fidelity Series International Value Fund Class F	2.0	2.0
	4.4	4.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.2
Fidelity Series High Income Fund Class F	4.9	5.0
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
	6.9	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.0	11.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.6	21.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.8	21.7
Fidelity Short-Term Bond Fund Class F	17.9	17.8
	39.7	39.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.3%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.0%
Investment Grade Bond Funds	21.6%
Short-Term Funds	39.7%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.4%
Short-Term Funds	39.5%

Semiannual Report

Fidelity Freedom K® 2000 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.2%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,697,035	$ 13,661,129
Domestic Equity Funds - 13.3%
Fidelity Blue Chip Growth Fund Class F (c)	190,153	11,129,678
Fidelity Growth Company Fund Class F (c)	115,839	13,758,141
Fidelity Series 100 Index Fund (c)	297,298	3,294,066
Fidelity Series All-Sector Equity Fund Class F (c)	1,022,503	14,488,863
Fidelity Series Equity-Income Fund Class F (c)	830,983	9,797,294
Fidelity Series Growth & Income Fund Class F (c)	318,243	3,841,189
Fidelity Series Intrinsic Opportunities Fund Class F (c)	580,345	7,538,686
Fidelity Series Large Cap Value Fund Class F (c)	606,141	7,655,566
Fidelity Series Opportunistic Insights Fund Class F (c)	596,326	7,686,646
Fidelity Series Real Estate Equity Fund Class F (c)	124,740	1,491,885
Fidelity Series Small Cap Opportunities Fund Class F (c)	313,494	4,044,076
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	714,004	8,703,703
Fidelity Small Cap Growth Fund Class F (c)	114,228	2,155,486
Fidelity Small Cap Value Fund Class F (c)	111,450	2,120,897
TOTAL DOMESTIC EQUITY FUNDS		97,706,176
TOTAL DOMESTIC EQUITY FUNDS (Cost $91,689,666)		111,367,305
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund Class F (c)	1,086,896	14,792,657
Fidelity Series International Small Cap Fund Class F (c)	197,013	3,020,209
Fidelity Series International Value Fund Class F (c)	1,367,864	14,745,574
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		32,558,440

	Shares	Value
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F (c)	525,134	$ 8,817,005
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $33,911,939)		41,375,445
Bond Funds - 39.5%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	370,991	3,754,428
Fidelity Series Floating Rate High Income Fund Class F (c)	790,519	8,363,696
Fidelity Series High Income Fund Class F (c)	3,495,709	35,935,885
Fidelity Series Real Estate Income Fund Class F (c)	237,246	2,604,956
TOTAL HIGH YIELD BOND FUNDS		50,658,965
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	7,429,834	80,687,998
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund Class F (c)	14,129,805	158,253,816
TOTAL BOND FUNDS (Cost $293,112,535)		289,600,779
Short-Term Funds - 39.7%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	159,724,633	159,724,633
Fidelity Short-Term Bond Fund Class F (c)	15,280,859	130,956,964
TOTAL SHORT-TERM FUNDS (Cost $288,938,938)		290,681,597
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $707,653,078)		733,025,126
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30,581)
NET ASSETS - 100%		$ 732,994,545
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 10,367,354	$ 943,038	$ 1,142,631	$ 38,060	$ 11,129,678
Fidelity Disciplined Equity Fund Class F	2,272,153	8,875	2,389,469	-	-
Fidelity Growth Company Fund Class F	13,841,156	413,353	2,738,344	-	13,758,141
Fidelity Institutional Money Market Portfolio Class F	165,948,123	7,226,067	13,449,557	93,562	159,724,633
Fidelity Series 100 Index Fund	3,503,980	103,120	564,443	-	3,294,066
Fidelity Series All-Sector Equity Fund Class F	15,197,543	426,085	2,626,355	-	14,488,863
Fidelity Series Commodity Strategy Fund Class F	14,657,088	1,311,744	1,179,184	-	13,661,129
Fidelity Series Emerging Markets Debt Fund Class F	4,128,883	215,282	308,756	105,519	3,754,428
Fidelity Series Emerging Markets Fund Class F	9,247,573	307,241	745,892	-	8,817,005
Fidelity Series Equity-Income Fund Class F	9,701,289	469,799	964,115	106,912	9,797,294
Fidelity Series Floating Rate High Income Fund Class F	8,951,472	419,144	967,426	193,013	8,363,696
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	3,546,946	294,400	331,949	-	3,841,189
Fidelity Series High Income Fund Class F	38,372,819	2,307,892	3,943,689	988,897	35,935,885
Fidelity Series Inflation-Protected Bond Index Fund Class F	87,252,419	4,526,143	7,068,391	-	80,687,998
Fidelity Series International Growth Fund Class F	15,297,286	423,304	1,971,795	-	14,792,657
Fidelity Series International Small Cap Fund Class F	3,125,927	89,075	517,569	-	3,020,209
Fidelity Series International Value Fund Class F	15,195,142	421,163	2,220,468	-	14,745,574
Fidelity Series Intrinsic Opportunities Fund Class F	6,402,479	721,957	559,569	50,649	7,538,686
Fidelity Series Investment Grade Bond Fund Class F	164,573,090	11,357,885	12,831,160	1,754,721	158,253,816
Fidelity Series Large Cap Value Fund Class F	8,877,379	233,570	2,198,548	-	7,655,566
Fidelity Series Opportunistic Insights Fund Class F	7,095,962	221,916	796,330	-	7,686,646
Fidelity Series Real Estate Equity Fund Class F	1,315,668	447,385	137,357	11,467	1,491,885
Fidelity Series Real Estate Income Fund Class F	2,865,016	204,049	305,066	81,190	2,604,956
Fidelity Series Small Cap Opportunities Fund Class F	3,972,675	419,131	525,656	-	4,044,076
Fidelity Series Stock Selector Large Cap Value Fund Class F	9,741,259	281,100	2,162,640	-	8,703,703
Fidelity Short-Term Bond Fund Class F	136,491,569	5,837,335	10,898,749	578,121	130,956,964
Fidelity Small Cap Growth Fund Class F	2,095,648	291,121	315,936	-	2,155,486
Fidelity Small Cap Value Fund Class F	2,242,805	200,903	348,655	5,876	2,120,897
Total	$ 766,280,703	$ 40,122,077	$ 74,209,699	$ 4,007,987	$ 733,025,126
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $707,653,078) - See accompanying schedule		$ 733,025,126
Receivable for investments sold		2,307,472
Receivable for fund shares sold		1,260,648
Total assets		736,593,246

Liabilities
Payable for fund shares redeemed	$ 3,568,117
Transfer agent fees payable	30,584
Total liabilities		3,598,701

Net Assets		$ 732,994,545
Net Assets consist of:
Paid in capital		$ 700,810,327
Undistributed net investment income		3,799,795
Accumulated undistributed net realized gain (loss) on investments		3,012,375
Net unrealized appreciation (depreciation) on investments		25,372,048
Net Assets, for 61,087,214 shares outstanding		$ 732,994,545
Net Asset Value, offering price and redemption price per share ($732,994,545 ÷ 61,087,214 shares)		$ 12.00

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,007,987

Expenses
Transfer agent fees	$ 184,541
Independent trustees' compensation	1,407
Total expenses		185,948
Net investment income (loss)		3,822,039
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,547,247
Capital gain distributions from underlying funds	1,420,394
Total net realized gain (loss)		3,967,641
Change in net unrealized appreciation (depreciation) on underlying funds		(1,715,202)
Net gain (loss)		2,252,439
Net increase (decrease) in net assets resulting from operations		$ 6,074,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,822,039	$ 9,986,493
Net realized gain (loss)	3,967,641	14,801,169
Change in net unrealized appreciation (depreciation)	(1,715,202)	10,236,408
Net increase (decrease) in net assets resulting from operations	6,074,478	35,024,070
Distributions to shareholders from net investment income	(1,768,093)	(10,127,602)
Distributions to shareholders from net realized gain	(6,819,787)	(10,962,080)
Total distributions	(8,587,880)	(21,089,682)
Share transactions Proceeds from sales of shares	105,641,503	317,129,847
Reinvestment of distributions	8,587,880	21,089,682
Cost of shares redeemed	(144,970,335)	(248,577,057)
Net increase (decrease) in net assets resulting from share transactions	(30,740,952)	89,642,472
Total increase (decrease) in net assets	(33,254,354)	103,576,860

Net Assets
Beginning of period	766,248,899	662,672,039
End of period (including undistributed net investment income of $3,799,795 and undistributed net investment income of $1,745,849, respectively)	$ 732,994,545	$ 766,248,899
Other Information Shares
Sold	8,866,885	26,708,564
Issued in reinvestment of distributions	715,657	1,790,935
Redeemed	(12,158,584)	(20,902,745)
Net increase (decrease)	(2,576,042)	7,596,754

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.82	$ 11.83	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.16	.19	.20	.19
Net realized and unrealized gain (loss)	.04	.40	.20	.65	1.12
Total from investment operations	.10	.56	.39	.85	1.31
Distributions from net investment income	(.03)	(.16)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.11)	(.18)	(.24)	(.08)	(.05)
Total distributions	(.14)	(.34)	(.40) G	(.22)	(.11)
Net asset value, end of period	$ 12.00	$ 12.04	$ 11.82	$ 11.83	$ 11.20
Total Return B	.80%	4.84%	3.41%	7.68%	13.12%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.02% A	1.37%	1.65%	1.74%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 732,995	$ 766,249	$ 662,672	$ 415,186	$ 87,474
Portfolio turnover rate D	11% A	20%	22%	36%	35% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.5	3.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.5	2.4
Fidelity Disciplined Equity Fund Class F	0.0	0.5
Fidelity Growth Company Fund Class F	3.0	3.1
Fidelity Series 100 Index Fund	0.7	0.8
Fidelity Series All-Sector Equity Fund Class F	3.2	3.4
Fidelity Series Equity-Income Fund Class F	2.2	2.2
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	0.9	0.8
Fidelity Series Intrinsic Opportunities Fund Class F	1.6	1.2
Fidelity Series Large Cap Value Fund Class F	1.6	2.0
Fidelity Series Opportunistic Insights Fund Class F	1.7	1.6
Fidelity Series Real Estate Equity Fund Class F	0.3	0.3
Fidelity Series Small Cap Opportunities Fund Class F	0.9	0.9
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.9	2.2
Fidelity Small Cap Growth Fund Class F	0.5	0.5
Fidelity Small Cap Value Fund Class F	0.5	0.5
	21.5	22.4
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	3.3	3.4
Fidelity Series International Small Cap Fund Class F	0.7	0.7
Fidelity Series International Value Fund Class F	3.3	3.3
	7.3	7.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.1	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.2	1.1
Fidelity Series High Income Fund Class F	4.8	4.8
Fidelity Series Real Estate Income Fund Class F	0.4	0.5
	7.0	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.8	9.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.9	18.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	17.5	16.6
Fidelity Short-Term Bond Fund Class F	14.4	13.6
	31.9	30.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.5%
Domestic Equity Funds	21.5%
Developed International Equity Funds	7.3%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	17.9%
Short-Term Funds	31.9%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	22.4%
Developed International Equity Funds	7.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	18.1%
Short-Term Funds	30.2%

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.0%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,189,902	$ 17,628,712
Domestic Equity Funds - 21.5%
Fidelity Blue Chip Growth Fund Class F (c)	209,899	12,285,403
Fidelity Growth Company Fund Class F (c)	126,200	14,988,784
Fidelity Series 100 Index Fund (c)	317,806	3,521,290
Fidelity Series All-Sector Equity Fund Class F (c)	1,118,180	15,844,609
Fidelity Series Equity-Income Fund Class F (c)	918,521	10,829,358
Fidelity Series Growth & Income Fund Class F (c)	358,009	4,321,170
Fidelity Series Intrinsic Opportunities Fund Class F (c)	625,850	8,129,792
Fidelity Series Large Cap Value Fund Class F (c)	638,300	8,061,734
Fidelity Series Opportunistic Insights Fund Class F (c)	667,807	8,608,031
Fidelity Series Real Estate Equity Fund Class F (c)	137,944	1,649,804
Fidelity Series Small Cap Opportunities Fund Class F (c)	342,393	4,416,865
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	768,447	9,367,365
Fidelity Small Cap Growth Fund Class F (c)	126,446	2,386,042
Fidelity Small Cap Value Fund Class F (c)	121,386	2,309,974
TOTAL DOMESTIC EQUITY FUNDS		106,720,221
TOTAL DOMESTIC EQUITY FUNDS (Cost $103,527,749)		124,348,933
International Equity Funds - 9.4%

Developed International Equity Funds - 7.3%
Fidelity Series International Growth Fund Class F (c)	1,209,221	16,457,503
Fidelity Series International Small Cap Fund Class F (c)	217,669	3,336,867
Fidelity Series International Value Fund Class F (c)	1,517,689	16,360,685
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		36,155,055

	Shares	Value
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund Class F (c)	617,413	$ 10,366,356
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $37,940,717)		46,521,411
Bond Funds - 33.7%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F (c)	297,352	3,009,204
Fidelity Series Floating Rate High Income Fund Class F (c)	547,937	5,797,174
Fidelity Series High Income Fund Class F (c)	2,320,257	23,852,237
Fidelity Series Real Estate Income Fund Class F (c)	204,597	2,246,472
TOTAL HIGH YIELD BOND FUNDS		34,905,087
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	4,013,582	43,587,505
Investment Grade Bond Funds - 17.9%
Fidelity Series Investment Grade Bond Fund Class F (c)	7,910,233	88,594,615
TOTAL BOND FUNDS (Cost $169,035,753)		167,087,207
Short-Term Funds - 31.9%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	87,017,729	87,017,729
Fidelity Short-Term Bond Fund Class F (c)	8,314,891	71,258,614
TOTAL SHORT-TERM FUNDS (Cost $157,712,319)		158,276,343
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $468,216,538)		496,233,894
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,511)
NET ASSETS - 100%		$ 496,213,383
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 11,815,761	$ 1,706,949	$ 2,350,967	$ 41,226	$ 12,285,403
Fidelity Disciplined Equity Fund Class F	2,578,747	28,754	2,729,159	-	-
Fidelity Growth Company Fund Class F	15,272,824	1,274,170	4,022,064	-	14,988,784
Fidelity Institutional Money Market Portfolio Class F	82,320,523	14,148,625	9,451,419	49,238	87,017,729
Fidelity Series 100 Index Fund	3,957,039	321,626	1,028,250	-	3,521,290
Fidelity Series All-Sector Equity Fund Class F	17,062,392	1,400,083	4,256,052	-	15,844,609
Fidelity Series Commodity Strategy Fund Class F	18,712,743	2,494,905	2,081,595	-	17,628,712
Fidelity Series Emerging Markets Debt Fund Class F	3,081,086	321,315	173,130	81,793	3,009,204
Fidelity Series Emerging Markets Fund Class F	10,249,384	960,967	850,219	-	10,366,356
Fidelity Series Equity-Income Fund Class F	10,757,552	1,056,379	1,647,078	119,966	10,829,358
Fidelity Series Floating Rate High Income Fund Class F	5,430,822	758,185	364,175	126,565	5,797,174
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	3,927,382	437,660	415,692	-	4,321,170
Fidelity Series High Income Fund Class F	23,964,069	3,086,989	2,649,653	642,183	23,852,237
Fidelity Series Inflation-Protected Bond Index Fund Class F	45,159,502	5,669,769	5,066,904	-	43,587,505
Fidelity Series International Growth Fund Class F	16,729,213	1,530,371	2,923,805	-	16,457,503
Fidelity Series International Small Cap Fund Class F	3,426,173	304,676	738,304	-	3,336,867
Fidelity Series International Value Fund Class F	16,533,675	1,279,467	2,905,320	-	16,360,685
Fidelity Series Intrinsic Opportunities Fund Class F	6,130,497	1,784,990	756,542	54,338	8,129,792
Fidelity Series Investment Grade Bond Fund Class F	89,545,578	11,636,843	9,826,315	974,342	88,594,615
Fidelity Series Large Cap Value Fund Class F	9,996,897	743,695	3,430,485	-	8,061,734
Fidelity Series Opportunistic Insights Fund Class F	7,852,073	682,067	1,227,127	-	8,608,031
Fidelity Series Real Estate Equity Fund Class F	1,520,576	419,890	144,879	12,841	1,649,804
Fidelity Series Real Estate Income Fund Class F	2,333,416	252,870	204,116	69,217	2,246,472
Fidelity Series Small Cap Opportunities Fund Class F	4,532,355	697,988	1,029,288	-	4,416,865
Fidelity Series Stock Selector Large Cap Value Fund Class F	10,807,598	860,941	3,197,712	-	9,367,365
Fidelity Short-Term Bond Fund Class F	67,453,619	11,775,447	7,712,721	304,186	71,258,614
Fidelity Small Cap Growth Fund Class F	2,384,563	449,186	549,190	-	2,386,042
Fidelity Small Cap Value Fund Class F	2,548,398	346,488	619,991	6,371	2,309,974
Total	$ 496,084,457	$ 66,431,295	$ 72,352,152	$ 2,482,266	$ 496,233,894
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $468,216,538) - See accompanying schedule		$ 496,233,894
Receivable for investments sold		1,373,420
Receivable for fund shares sold		750,520
Total assets		498,357,834

Liabilities
Payable for fund shares redeemed	$ 2,123,940
Transfer agent fees payable	20,511
Total liabilities		2,144,451

Net Assets		$ 496,213,383
Net Assets consist of:
Paid in capital		$ 462,651,454
Undistributed net investment income		2,353,189
Accumulated undistributed net realized gain (loss) on investments		3,191,384
Net unrealized appreciation (depreciation) on investments		28,017,356
Net Assets, for 38,006,239 shares outstanding		$ 496,213,383
Net Asset Value, offering price and redemption price per share ($496,213,383 ÷ 38,006,239 shares)		$ 13.06

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,482,266

Expenses
Transfer agent fees	$ 123,027
Independent trustees' compensation	932
Total expenses		123,959
Net investment income (loss)		2,358,307
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,843,656
Capital gain distributions from underlying funds	1,535,562
Total net realized gain (loss)		4,379,218
Change in net unrealized appreciation (depreciation) on underlying funds		3,226,637
Net gain (loss)		7,605,855
Net increase (decrease) in net assets resulting from operations		$ 9,964,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,358,307	$ 6,602,294
Net realized gain (loss)	4,379,218	11,911,149
Change in net unrealized appreciation (depreciation)	3,226,637	9,551,556
Net increase (decrease) in net assets resulting from operations	9,964,162	28,064,999
Distributions to shareholders from net investment income	(1,003,197)	(6,563,931)
Distributions to shareholders from net realized gain	(7,138,132)	(7,399,766)
Total distributions	(8,141,329)	(13,963,697)
Share transactions Proceeds from sales of shares	102,627,883	255,064,764
Reinvestment of distributions	8,141,329	13,963,697
Cost of shares redeemed	(112,442,558)	(175,074,534)
Net increase (decrease) in net assets resulting from share transactions	(1,673,346)	93,953,927
Total increase (decrease) in net assets	149,487	108,055,229

Net Assets
Beginning of period	496,063,896	388,008,667
End of period (including undistributed net investment income of $2,353,189 and undistributed net investment income of $998,079, respectively)	$ 496,213,383	$ 496,063,896
Other Information Shares
Sold	7,947,333	20,164,317
Issued in reinvestment of distributions	629,160	1,114,064
Redeemed	(8,733,698)	(13,795,032)
Net increase (decrease)	(157,205)	7,483,349

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.65	$ 12.82	$ 11.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.19	.21	.21	.18
Net realized and unrealized gain (loss)	.21	.56	.13	1.05	1.76
Total from investment operations	.27	.75	.34	1.26	1.94
Distributions from net investment income	(.03)	(.18)	(.18)	(.17)	(.05)
Distributions from net realized gain	(.19)	(.21)	(.33)	(.12)	(.04)
Total distributions	(.21) H	(.40) G	(.51)	(.29)	(.09)
Net asset value, end of period	$ 13.06	$ 13.00	$ 12.65	$ 12.82	$ 11.85
Total Return B	2.10%	6.03%	2.83%	10.75%	19.42%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.06% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.06% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.06% A
Net investment income (loss)	.95% A	1.46%	1.66%	1.73%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 496,213	$ 496,064	$ 388,009	$ 257,817	$ 65,083
Portfolio turnover rate D	27% A	29%	37%	47%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.185 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.0	5.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.5	3.2
Fidelity Disciplined Equity Fund Class F	0.0	0.7
Fidelity Growth Company Fund Class F	4.3	4.3
Fidelity Series 100 Index Fund	1.0	1.1
Fidelity Series All-Sector Equity Fund Class F	4.5	4.7
Fidelity Series Equity-Income Fund Class F	3.0	3.0
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	1.2	1.1
Fidelity Series Intrinsic Opportunities Fund Class F	2.3	1.7
Fidelity Series Large Cap Value Fund Class F	2.4	2.8
Fidelity Series Opportunistic Insights Fund Class F	2.4	2.2
Fidelity Series Real Estate Equity Fund Class F	0.5	0.4
Fidelity Series Small Cap Opportunities Fund Class F	1.2	1.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	2.7	3.0
Fidelity Small Cap Growth Fund Class F	0.7	0.6
Fidelity Small Cap Value Fund Class F	0.6	0.7
	30.3	30.7
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	4.7	4.6
Fidelity Series International Small Cap Fund Class F	1.0	1.0
Fidelity Series International Value Fund Class F	4.7	4.6
	10.4	10.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.8	2.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series High Income Fund Class F	4.7	4.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	7.0	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.6	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.4	21.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.4	6.9
Fidelity Short-Term Bond Fund Class F	6.1	5.7
	13.5	12.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.0%
Domestic Equity Funds	30.3%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.6%
Investment Grade Bond Funds	21.4%
Short-Term Funds	13.5%

Six months ago
Commodity Funds	5.0%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	21.5%
Short-Term Funds	12.6%

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	28,567,411	$ 229,967,656
Domestic Equity Funds - 30.3%
Fidelity Blue Chip Growth Fund Class F (c)	2,740,087	160,377,320
Fidelity Growth Company Fund Class F (c)	1,657,469	196,857,627
Fidelity Series 100 Index Fund (c)	4,137,280	45,841,061
Fidelity Series All-Sector Equity Fund Class F (c)	14,736,715	208,819,246
Fidelity Series Equity-Income Fund Class F (c)	11,921,988	140,560,238
Fidelity Series Growth & Income Fund Class F (c)	4,539,234	54,788,559
Fidelity Series Intrinsic Opportunities Fund Class F (c)	8,163,721	106,046,732
Fidelity Series Large Cap Value Fund Class F (c)	8,592,334	108,521,178
Fidelity Series Opportunistic Insights Fund Class F (c)	8,672,861	111,793,178
Fidelity Series Real Estate Equity Fund Class F (c)	1,781,161	21,302,684
Fidelity Series Small Cap Opportunities Fund Class F (c)	4,382,605	56,535,601
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	10,123,199	123,401,793
Fidelity Small Cap Growth Fund Class F (c)	1,618,431	30,539,789
Fidelity Small Cap Value Fund Class F (c)	1,564,082	29,764,479
TOTAL DOMESTIC EQUITY FUNDS		1,395,149,485
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,359,708,595)		1,625,117,141
International Equity Funds - 13.2%

Developed International Equity Funds - 10.4%
Fidelity Series International Growth Fund Class F (c)	15,941,890	216,969,123
Fidelity Series International Small Cap Fund Class F (c)	2,927,205	44,874,056
Fidelity Series International Value Fund Class F (c)	20,268,564	218,495,116
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		480,338,295

	Shares	Value
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund Class F (c)	7,597,353	$ 127,559,552
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $501,685,700)		607,897,847
Bond Funds - 38.0%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,869,253	29,036,845
Fidelity Series Floating Rate High Income Fund Class F (c)	4,898,671	51,827,938
Fidelity Series High Income Fund Class F (c)	21,123,454	217,149,106
Fidelity Series Real Estate Income Fund Class F (c)	2,033,628	22,329,231
TOTAL HIGH YIELD BOND FUNDS		320,343,120
Inflation-Protected Bond Funds - 9.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	40,878,870	443,944,532
Investment Grade Bond Funds - 21.4%
Fidelity Series Investment Grade Bond Fund Class F (c)	87,840,116	983,809,303
TOTAL BOND FUNDS (Cost $1,767,828,039)		1,748,096,955
Short-Term Funds - 13.5%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	342,113,824	342,113,824
Fidelity Short-Term Bond Fund Class F (c)	32,670,183	279,983,467
TOTAL SHORT-TERM FUNDS (Cost $619,367,780)		622,097,291
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,248,590,114)		4,603,209,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		(191,199)
NET ASSETS - 100%		$ 4,603,018,035
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 149,802,430	$ 12,794,315	$ 15,982,142	$ 544,698	$ 160,377,320
Fidelity Disciplined Equity Fund Class F	32,891,866	195,514	34,690,362	-	-
Fidelity Growth Company Fund Class F	201,628,203	4,702,347	41,382,360	-	196,857,627
Fidelity Institutional Money Market Portfolio Class F	324,006,396	42,537,626	24,430,199	192,558	342,113,824
Fidelity Series 100 Index Fund	50,679,176	1,167,735	9,577,519	-	45,841,061
Fidelity Series All-Sector Equity Fund Class F	220,409,431	5,069,373	37,938,450	-	208,819,246
Fidelity Series Commodity Strategy Fund Class F	236,385,079	28,093,345	15,795,321	-	229,967,656
Fidelity Series Emerging Markets Debt Fund Class F	31,266,438	1,718,076	1,760,377	810,255	29,036,845
Fidelity Series Emerging Markets Fund Class F	131,441,689	4,459,362	8,371,810	-	127,559,552
Fidelity Series Equity-Income Fund Class F	140,951,352	5,670,552	14,578,216	1,551,083	140,560,238
Fidelity Series Floating Rate High Income Fund Class F	54,243,040	2,489,422	4,651,965	1,185,245	51,827,938
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	51,492,653	2,944,322	4,456,491	-	54,788,559
Fidelity Series High Income Fund Class F	225,844,840	12,297,707	16,044,270	5,924,019	217,149,106
Fidelity Series Inflation-Protected Bond Index Fund Class F	474,228,237	23,933,944	31,988,903	-	443,944,532
Fidelity Series International Growth Fund Class F	217,671,150	5,285,839	21,130,064	-	216,969,123
Fidelity Series International Small Cap Fund Class F	44,352,190	1,141,463	5,359,320	-	44,874,056
Fidelity Series International Value Fund Class F	215,820,670	5,606,118	22,474,576	-	218,495,116
Fidelity Series Intrinsic Opportunities Fund Class F	80,252,568	18,133,871	5,240,273	710,335	106,046,732
Fidelity Series Investment Grade Bond Fund Class F	1,011,302,155	73,931,101	70,918,233	10,874,875	983,809,303
Fidelity Series Large Cap Value Fund Class F	131,757,219	2,789,004	36,479,365	-	108,521,178
Fidelity Series Opportunistic Insights Fund Class F	102,960,623	2,518,498	10,500,364	-	111,793,178
Fidelity Series Real Estate Equity Fund Class F	18,790,991	5,869,822	1,585,650	159,691	21,302,684
Fidelity Series Real Estate Income Fund Class F	24,335,736	1,622,526	2,253,407	702,864	22,329,231
Fidelity Series Small Cap Opportunities Fund Class F	57,101,662	5,508,548	8,611,797	-	56,535,601
Fidelity Series Stock Selector Large Cap Value Fund Class F	141,814,376	3,218,228	33,709,779	-	123,401,793
Fidelity Short-Term Bond Fund Class F	266,142,105	34,785,327	19,952,034	1,191,602	279,983,467
Fidelity Small Cap Growth Fund Class F	30,161,753	4,011,016	4,820,081	-	30,539,789
Fidelity Small Cap Value Fund Class F	32,244,593	2,684,159	5,511,305	82,251	29,764,479
Total	$ 4,699,978,621	$ 315,179,160	$ 510,194,633	$ 23,929,476	$ 4,603,209,234
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $4,248,590,114) - See accompanying schedule		$ 4,603,209,234
Cash		3
Receivable for investments sold		8,432,082
Receivable for fund shares sold		5,185,902
Total assets		4,616,827,221

Liabilities
Payable for fund shares redeemed	$ 13,617,977
Transfer agent fees payable	191,209
Total liabilities		13,809,186

Net Assets		$ 4,603,018,035
Net Assets consist of:
Paid in capital		$ 4,177,462,513
Undistributed net investment income		22,521,418
Accumulated undistributed net realized gain (loss) on investments		48,414,984
Net unrealized appreciation (depreciation) on investments		354,619,120
Net Assets, for 340,406,794 shares outstanding		$ 4,603,018,035
Net Asset Value, offering price and redemption price per share ($4,603,018,035 ÷ 340,406,794 shares)		$ 13.52

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 23,929,476

Expenses
Transfer agent fees	$ 1,147,007
Independent trustees' compensation	8,715
Total expenses		1,155,722
Net investment income (loss)		22,773,754
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	37,809,613
Capital gain distributions from underlying funds	19,879,916
Total net realized gain (loss)		57,689,529
Change in net unrealized appreciation (depreciation) on underlying funds		60,436,474
Net gain (loss)		118,126,003
Net increase (decrease) in net assets resulting from operations		$ 140,899,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,773,754	$ 72,614,538
Net realized gain (loss)	57,689,529	137,261,232
Change in net unrealized appreciation (depreciation)	60,436,474	117,239,921
Net increase (decrease) in net assets resulting from operations	140,899,757	327,115,691
Distributions to shareholders from net investment income	(9,806,287)	(73,332,890)
Distributions to shareholders from net realized gain	(87,556,064)	(90,164,143)
Total distributions	(97,362,351)	(163,497,033)
Share transactions Proceeds from sales of shares	546,667,338	1,635,790,352
Reinvestment of distributions	97,362,351	163,497,033
Cost of shares redeemed	(784,332,764)	(1,393,908,281)
Net increase (decrease) in net assets resulting from share transactions	(140,303,075)	405,379,104
Total increase (decrease) in net assets	(96,765,669)	568,997,762

Net Assets
Beginning of period	4,699,783,704	4,130,785,942
End of period (including undistributed net investment income of $22,521,418 and undistributed net investment income of $9,553,951, respectively)	$ 4,603,018,035	$ 4,699,783,704
Other Information Shares
Sold	41,076,723	126,668,267
Issued in reinvestment of distributions	7,309,486	12,812,082
Redeemed	(59,054,614)	(107,862,174)
Net increase (decrease)	(10,668,405)	31,618,175

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 12.93	$ 13.12	$ 11.97	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.21	.23	.23	.17
Net realized and unrealized gain (loss)	.34	.74	.14	1.21	1.89
Total from investment operations	.41	.95	.37	1.44	2.06
Distributions from net investment income	(.03)	(.22)	(.20)	(.17)	(.05)
Distributions from net realized gain	(.25)	(.27)	(.36)	(.12)	(.04)
Total distributions	(.28)	(.49)	(.56)	(.29)	(.09)
Net asset value, end of period	$ 13.52	$ 13.39	$ 12.93	$ 13.12	$ 11.97
Total Return B	3.08%	7.53%	3.08%	12.17%	20.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	.98% A	1.65%	1.85%	1.82%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,603,018	$ 4,699,784	$ 4,130,786	$ 2,665,237	$ 675,704
Portfolio turnover rate D	14% A	30%	28%	42%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.3	5.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.6	3.3
Fidelity Disciplined Equity Fund Class F	0.0	0.7
Fidelity Growth Company Fund Class F	4.5	4.5
Fidelity Series 100 Index Fund	1.0	1.2
Fidelity Series All-Sector Equity Fund Class F	4.8	4.9
Fidelity Series Equity-Income Fund Class F	3.2	3.1
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	1.3	1.1
Fidelity Series Intrinsic Opportunities Fund Class F	2.4	1.8
Fidelity Series Large Cap Value Fund Class F	2.5	2.9
Fidelity Series Opportunistic Insights Fund Class F	2.5	2.3
Fidelity Series Real Estate Equity Fund Class F	0.5	0.4
Fidelity Series Small Cap Opportunities Fund Class F	1.3	1.3
Fidelity Series Stock Selector Large Cap Value Fund Class F	2.8	3.1
Fidelity Small Cap Growth Fund Class F	0.7	0.7
Fidelity Small Cap Value Fund Class F	0.7	0.7
	31.8	32.0
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	5.0	4.8
Fidelity Series International Small Cap Fund Class F	1.0	1.0
Fidelity Series International Value Fund Class F	5.0	4.8
	11.0	10.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.9	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series High Income Fund Class F	4.7	4.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.6
	6.9	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.8	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	22.5	22.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.4	5.3
Fidelity Short-Term Bond Fund Class F	4.4	4.4
	9.8	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.3%
Domestic Equity Funds	31.8%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	22.5%
Short-Term Funds	9.8%

Six months ago
Commodity Funds	5.3%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.7%

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	48,384,895	$ 389,498,405
Domestic Equity Funds - 31.8%
Fidelity Blue Chip Growth Fund Class F (c)	4,594,344	268,906,953
Fidelity Growth Company Fund Class F (c)	2,791,651	331,564,403
Fidelity Series 100 Index Fund (c)	6,934,616	76,835,545
Fidelity Series All-Sector Equity Fund Class F (c)	24,748,408	350,684,941
Fidelity Series Equity-Income Fund Class F (c)	19,979,451	235,557,729
Fidelity Series Growth & Income Fund Class F (c)	7,634,779	92,151,778
Fidelity Series Intrinsic Opportunities Fund Class F (c)	13,751,483	178,631,768
Fidelity Series Large Cap Value Fund Class F (c)	14,356,547	181,323,190
Fidelity Series Opportunistic Insights Fund Class F (c)	14,408,646	185,727,451
Fidelity Series Real Estate Equity Fund Class F (c)	2,993,945	35,807,577
Fidelity Series Small Cap Opportunities Fund Class F (c)	7,317,559	94,396,516
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	17,092,875	208,362,144
Fidelity Small Cap Growth Fund Class F (c)	2,717,497	51,279,177
Fidelity Small Cap Value Fund Class F (c)	2,622,810	49,912,073
TOTAL DOMESTIC EQUITY FUNDS		2,341,141,245
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,309,325,346)		2,730,639,650
International Equity Funds - 13.9%

Developed International Equity Funds - 11.0%
Fidelity Series International Growth Fund Class F (c)	26,915,780	366,323,763
Fidelity Series International Small Cap Fund Class F (c)	4,929,030	75,562,027
Fidelity Series International Value Fund Class F (c)	34,025,967	366,799,926
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		808,685,716

	Shares	Value
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund Class F (c)	12,748,095	$ 214,040,517
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $852,282,992)		1,022,726,233
Bond Funds - 39.2%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	4,261,386	43,125,227
Fidelity Series Floating Rate High Income Fund Class F (c)	7,849,379	83,046,429
Fidelity Series High Income Fund Class F (c)	33,364,326	342,985,267
Fidelity Series Real Estate Income Fund Class F (c)	3,612,479	39,665,018
TOTAL HIGH YIELD BOND FUNDS		508,821,941
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	66,401,403	721,119,234
Investment Grade Bond Funds - 22.5%
Fidelity Series Investment Grade Bond Fund Class F (c)	148,390,284	1,661,971,186
TOTAL BOND FUNDS (Cost $2,941,396,630)		2,891,912,361
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	396,420,544	396,420,544
Fidelity Short-Term Bond Fund Class F (c)	37,943,304	325,174,115
TOTAL SHORT-TERM FUNDS (Cost $718,542,493)		721,594,659
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,821,547,461)		7,366,872,903
NET OTHER ASSETS (LIABILITIES) - 0.0%		(305,081)
NET ASSETS - 100%		$ 7,366,567,822
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 237,838,735	$ 24,999,956	$ 16,115,751	$ 910,391	$ 268,906,953
Fidelity Disciplined Equity Fund Class F	52,358,996	400,751	55,322,111	-	-
Fidelity Growth Company Fund Class F	322,600,509	12,807,348	55,892,544	-	331,564,403
Fidelity Institutional Money Market Portfolio Class F	381,045,557	37,407,898	22,032,911	225,199	396,420,544
Fidelity Series 100 Index Fund	81,337,216	3,174,267	13,472,519	-	76,835,545
Fidelity Series All-Sector Equity Fund Class F	351,010,140	13,573,852	48,572,900	-	350,684,941
Fidelity Series Commodity Strategy Fund Class F	380,986,843	58,273,358	19,269,926	-	389,498,405
Fidelity Series Emerging Markets Debt Fund Class F	44,393,155	3,290,202	1,381,386	1,176,693	43,125,227
Fidelity Series Emerging Markets Fund Class F	207,804,129	12,309,747	6,394,850	-	214,040,517
Fidelity Series Equity-Income Fund Class F	218,217,212	16,746,895	12,825,918	2,447,658	235,557,729
Fidelity Series Floating Rate High Income Fund Class F	80,285,954	5,637,551	2,483,908	1,829,836	83,046,429
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	79,795,267	8,106,880	3,384,979	-	92,151,778
Fidelity Series High Income Fund Class F	337,458,576	27,922,593	14,767,203	9,110,358	342,985,267
Fidelity Series Inflation-Protected Bond Index Fund Class F	707,349,178	80,688,812	32,610,840	-	721,119,234
Fidelity Series International Growth Fund Class F	343,583,858	15,017,682	17,411,029	-	366,323,763
Fidelity Series International Small Cap Fund Class F	70,175,563	3,103,174	5,512,233	-	75,562,027
Fidelity Series International Value Fund Class F	341,221,853	15,319,847	21,658,656	-	366,799,926
Fidelity Series Intrinsic Opportunities Fund Class F	129,280,499	34,235,630	6,224,594	1,192,656	178,631,768
Fidelity Series Investment Grade Bond Fund Class F	1,608,848,595	166,379,009	63,927,921	17,844,392	1,661,971,186
Fidelity Series Large Cap Value Fund Class F	209,293,319	7,049,727	51,939,864	-	181,323,190
Fidelity Series Opportunistic Insights Fund Class F	159,564,808	7,640,200	8,697,486	-	185,727,451
Fidelity Series Real Estate Equity Fund Class F	29,832,276	10,143,249	1,153,143	265,267	35,807,577
Fidelity Series Real Estate Income Fund Class F	39,787,328	3,674,704	1,406,679	1,214,399	39,665,018
Fidelity Series Small Cap Opportunities Fund Class F	90,905,560	10,626,652	11,200,368	-	94,396,516
Fidelity Series Stock Selector Large Cap Value Fund Class F	219,647,351	8,659,605	38,884,909	-	208,362,144
Fidelity Short-Term Bond Fund Class F	313,710,106	30,276,722	17,636,077	1,394,292	325,174,115
Fidelity Small Cap Growth Fund Class F	48,597,274	7,421,862	6,637,373	-	51,279,177
Fidelity Small Cap Value Fund Class F	52,008,882	5,187,745	7,795,739	137,471	49,912,073
Total	$ 7,138,938,739	$ 630,075,918	$ 564,613,817	$ 37,748,612	$ 7,366,872,903
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $6,821,547,461) - See accompanying schedule		$ 7,366,872,903
Receivable for investments sold		17,937,694
Receivable for fund shares sold		10,030,225
Total assets		7,394,840,822

Liabilities
Payable for fund shares redeemed	$ 27,967,908
Transfer agent fees payable	305,092
Total liabilities		28,273,000

Net Assets		$ 7,366,567,822
Net Assets consist of:
Paid in capital		$ 6,728,684,010
Undistributed net investment income		35,643,015
Accumulated undistributed net realized gain (loss) on investments		56,915,355
Net unrealized appreciation (depreciation) on investments		545,325,442
Net Assets, for 539,202,364 shares outstanding		$ 7,366,567,822
Net Asset Value, offering price and redemption price per share ($7,366,567,822 ÷ 539,202,364 shares)		$ 13.66

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 37,748,612

Expenses
Transfer agent fees	$ 1,790,818
Independent trustees' compensation	13,475
Total expenses		1,804,293
Net investment income (loss)		35,944,319
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	37,739,017
Capital gain distributions from underlying funds	33,232,088
Total net realized gain (loss)		70,971,105
Change in net unrealized appreciation (depreciation) on underlying funds		124,733,046
Net gain (loss)		195,704,151
Net increase (decrease) in net assets resulting from operations		$ 231,648,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,944,319	$ 104,973,156
Net realized gain (loss)	70,971,105	193,870,703
Change in net unrealized appreciation (depreciation)	124,733,046	191,632,000
Net increase (decrease) in net assets resulting from operations	231,648,470	490,475,859
Distributions to shareholders from net investment income	(14,431,748)	(104,060,774)
Distributions to shareholders from net realized gain	(122,402,541)	(121,907,706)
Total distributions	(136,834,289)	(225,968,480)
Share transactions Proceeds from sales of shares	1,267,899,788	2,897,817,791
Reinvestment of distributions	136,834,289	225,968,480
Cost of shares redeemed	(1,271,625,204)	(1,715,829,396)
Net increase (decrease) in net assets resulting from share transactions	133,108,873	1,407,956,875
Total increase (decrease) in net assets	227,923,054	1,672,464,254

Net Assets
Beginning of period	7,138,644,768	5,466,180,514
End of period (including undistributed net investment income of $35,643,015 and undistributed net investment income of $14,130,444, respectively)	$ 7,366,567,822	$ 7,138,644,768
Other Information Shares
Sold	94,375,051	222,954,292
Issued in reinvestment of distributions	10,135,873	17,651,115
Redeemed	(94,964,331)	(131,962,603)
Net increase (decrease)	9,546,593	108,642,804

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.98	$ 13.17	$ 12.01	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.22	.24	.23	.19
Net realized and unrealized gain (loss)	.37	.75	.13	1.24	1.95
Total from investment operations	.44	.97	.37	1.47	2.14
Distributions from net investment income	(.03)	(.21)	(.20)	(.18)	(.07)
Distributions from net realized gain	(.23)	(.26)	(.36)	(.14)	(.06)
Total distributions	(.26)	(.47)	(.56)	(.31) G	(.13)
Net asset value, end of period	$ 13.66	$ 13.48	$ 12.98	$ 13.17	$ 12.01
Total Return B	3.26%	7.70%	3.00%	12.42%	21.38%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	.99% A	1.68%	1.86%	1.83%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,366,568	$ 7,138,645	$ 5,466,181	$ 3,148,854	$ 870,342
Portfolio turnover rate D	16% A	21%	23%	35%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.7	5.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.9	3.7
Fidelity Disciplined Equity Fund Class F	0.0	0.8
Fidelity Growth Company Fund Class F	4.9	4.9
Fidelity Series 100 Index Fund	1.1	1.2
Fidelity Series All-Sector Equity Fund Class F	5.2	5.4
Fidelity Series Equity-Income Fund Class F	3.5	3.4
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	1.3	1.2
Fidelity Series Intrinsic Opportunities Fund Class F	2.6	1.9
Fidelity Series Large Cap Value Fund Class F	2.7	3.2
Fidelity Series Opportunistic Insights Fund Class F	2.7	2.5
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Opportunities Fund Class F	1.4	1.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.1	3.4
Fidelity Small Cap Growth Fund Class F	0.7	0.7
Fidelity Small Cap Value Fund Class F	0.7	0.8
	34.3	35.0
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	5.4	5.2
Fidelity Series International Small Cap Fund Class F	1.1	1.1
Fidelity Series International Value Fund Class F	5.3	5.2
	11.8	11.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.2	3.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series High Income Fund Class F	5.1	5.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.6
	7.4	7.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.3	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	22.0	21.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.0	3.7
Fidelity Short-Term Bond Fund Class F	3.3	3.0
	7.3	6.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.7%
Domestic Equity Funds	34.3%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	8.3%
Investment Grade Bond Funds	22.0%
Short-Term Funds	7.3%

Six months ago
Commodity Funds	5.9%
Domestic Equity Funds	35.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.0%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	121,529,361	$ 978,311,353
Domestic Equity Funds - 34.3%
Fidelity Blue Chip Growth Fund Class F (c)	11,417,744	668,280,564
Fidelity Growth Company Fund Class F (c)	7,039,213	836,047,339
Fidelity Series 100 Index Fund (c)	17,125,720	189,752,975
Fidelity Series All-Sector Equity Fund Class F (c)	62,033,244	879,011,067
Fidelity Series Equity-Income Fund Class F (c)	49,965,404	589,092,118
Fidelity Series Growth & Income Fund Class F (c)	19,060,973	230,065,943
Fidelity Series Intrinsic Opportunities Fund Class F (c)	33,641,387	437,001,622
Fidelity Series Large Cap Value Fund Class F (c)	35,878,363	453,143,730
Fidelity Series Opportunistic Insights Fund Class F (c)	35,990,578	463,918,556
Fidelity Series Real Estate Equity Fund Class F (c)	7,480,465	89,466,359
Fidelity Series Small Cap Opportunities Fund Class F (c)	18,023,165	232,498,827
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	43,078,648	525,128,724
Fidelity Small Cap Growth Fund Class F (c)	6,759,354	127,549,008
Fidelity Small Cap Value Fund Class F (c)	6,376,090	121,336,994
TOTAL DOMESTIC EQUITY FUNDS		5,842,293,826
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,791,832,942)		6,820,605,179
International Equity Funds - 15.0%

Developed International Equity Funds - 11.8%
Fidelity Series International Growth Fund Class F (c)	67,301,165	915,968,858
Fidelity Series International Small Cap Fund Class F (c)	12,247,154	187,748,876
Fidelity Series International Value Fund Class F (c)	84,808,714	914,237,935
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,017,955,669

	Shares	Value
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund Class F (c)	31,984,961	$ 537,027,496
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,133,953,506)		2,554,983,165
Bond Funds - 37.7%

High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund Class F (c)	11,776,972	119,182,952
Fidelity Series Floating Rate High Income Fund Class F (c)	18,027,520	190,731,162
Fidelity Series High Income Fund Class F (c)	84,498,031	868,639,763
Fidelity Series Real Estate Income Fund Class F (c)	8,845,836	97,127,279
TOTAL HIGH YIELD BOND FUNDS		1,275,681,156
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	130,332,178	1,415,407,455
Investment Grade Bond Funds - 22.0%
Fidelity Series Investment Grade Bond Fund Class F (c)	334,942,038	3,751,350,830
TOTAL BOND FUNDS (Cost $6,554,940,750)		6,442,439,441
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	684,620,248	684,620,248
Fidelity Short-Term Bond Fund Class F (c)	65,316,542	559,762,763
TOTAL SHORT-TERM FUNDS (Cost $1,241,884,279)		1,244,383,011
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,722,611,477)		17,062,410,796
NET OTHER ASSETS (LIABILITIES) - 0.0%		(705,092)
NET ASSETS - 100%		$ 17,061,705,704
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 588,498,575	$ 61,597,155	$ 36,883,724	$ 2,254,983	$ 668,280,564
Fidelity Disciplined Equity Fund Class F	129,158,280	997,721	136,451,376	-	-
Fidelity Growth Company Fund Class F	789,365,850	32,482,131	115,245,178	-	836,047,339
Fidelity Institutional Money Market Portfolio Class F	593,164,107	106,456,432	15,000,291	369,835	684,620,248
Fidelity Series 100 Index Fund	199,972,738	8,003,931	32,673,873	-	189,752,975
Fidelity Series All-Sector Equity Fund Class F	865,819,849	34,079,583	107,359,472	-	879,011,067
Fidelity Series Commodity Strategy Fund Class F	942,685,044	129,182,105	17,482,034	-	978,311,353
Fidelity Series Emerging Markets Debt Fund Class F	118,940,141	10,203,548	1,372,802	3,193,695	119,182,952
Fidelity Series Emerging Markets Fund Class F	511,073,597	30,563,425	5,898,898	-	537,027,496
Fidelity Series Equity-Income Fund Class F	541,381,458	37,673,344	23,296,759	6,084,682	589,092,118
Fidelity Series Floating Rate High Income Fund Class F	180,424,834	15,646,213	4,424,697	4,159,949	190,731,162
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	197,708,377	18,580,444	5,149,283	-	230,065,943
Fidelity Series High Income Fund Class F	862,323,043	65,405,417	39,476,060	23,126,512	868,639,763
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,313,135,289	197,668,716	30,775,634	-	1,415,407,455
Fidelity Series International Growth Fund Class F	843,420,577	36,959,240	27,036,738	-	915,968,858
Fidelity Series International Small Cap Fund Class F	171,602,530	7,475,759	10,602,780	-	187,748,876
Fidelity Series International Value Fund Class F	835,290,115	37,000,936	37,159,314	-	914,237,935
Fidelity Series Intrinsic Opportunities Fund Class F	302,249,698	91,819,239	7,749,008	2,909,633	437,001,622
Fidelity Series Investment Grade Bond Fund Class F	3,483,007,844	427,919,628	51,684,779	39,510,535	3,751,350,830
Fidelity Series Large Cap Value Fund Class F	514,984,893	17,090,430	120,525,187	-	453,143,730
Fidelity Series Opportunistic Insights Fund Class F	395,214,863	18,863,235	17,885,100	-	463,918,556
Fidelity Series Real Estate Equity Fund Class F	75,712,362	22,250,271	1,038,721	661,640	89,466,359
Fidelity Series Real Estate Income Fund Class F	95,886,354	9,427,175	2,351,301	2,960,547	97,127,279
Fidelity Series Small Cap Opportunities Fund Class F	224,645,527	26,451,802	28,892,088	-	232,498,827
Fidelity Series Stock Selector Large Cap Value Fund Class F	544,827,638	22,100,438	89,281,771	-	525,128,724
Fidelity Short-Term Bond Fund Class F	486,687,301	87,159,606	12,244,080	2,296,191	559,762,763
Fidelity Small Cap Growth Fund Class F	118,596,302	18,174,831	13,849,464	-	127,549,008
Fidelity Small Cap Value Fund Class F	126,823,443	12,631,281	19,581,564	333,449	121,336,994
Total	$ 16,052,600,629	$ 1,583,864,036	$ 1,011,371,976	$ 87,861,651	$ 17,062,410,796
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $15,722,611,477) - See accompanying schedule		$ 17,062,410,796
Receivable for investments sold		27,378,657
Receivable for fund shares sold		22,196,681
Total assets		17,111,986,134

Liabilities
Payable for fund shares redeemed	$ 49,575,315
Transfer agent fees payable	705,115
Total liabilities		50,280,430

Net Assets		$ 17,061,705,704
Net Assets consist of:
Paid in capital		$ 15,491,073,734
Undistributed net investment income		82,923,568
Accumulated undistributed net realized gain (loss) on investments		147,909,083
Net unrealized appreciation (depreciation) on investments		1,339,799,319
Net Assets, for 1,199,856,995 shares outstanding		$ 17,061,705,704
Net Asset Value, offering price and redemption price per share ($17,061,705,704 ÷ 1,199,856,995 shares)		$ 14.22

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 87,861,651

Expenses
Transfer agent fees	$ 4,083,829
Independent trustees' compensation	30,573
Total expenses		4,114,402
Net investment income (loss)		83,747,249
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	91,066,860
Capital gain distributions from underlying funds	81,962,269
Total net realized gain (loss)		173,029,129
Change in net unrealized appreciation (depreciation) on underlying funds		346,251,249
Net gain (loss)		519,280,378
Net increase (decrease) in net assets resulting from operations		$ 603,027,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,747,249	$ 245,370,726
Net realized gain (loss)	173,029,129	448,704,104
Change in net unrealized appreciation (depreciation)	346,251,249	471,599,307
Net increase (decrease) in net assets resulting from operations	603,027,627	1,165,674,137
Distributions to shareholders from net investment income	(32,613,953)	(242,055,622)
Distributions to shareholders from net realized gain	(293,525,248)	(272,202,329)
Total distributions	(326,139,201)	(514,257,951)
Share transactions Proceeds from sales of shares	2,424,403,933	5,706,482,439
Reinvestment of distributions	326,139,201	514,257,951
Cost of shares redeemed	(2,017,666,759)	(2,874,667,076)
Net increase (decrease) in net assets resulting from share transactions	732,876,375	3,346,073,314
Total increase (decrease) in net assets	1,009,764,801	3,997,489,500

Net Assets
Beginning of period	16,051,940,903	12,054,451,403
End of period (including undistributed net investment income of $82,923,568 and undistributed net investment income of $31,790,272, respectively)	$ 17,061,705,704	$ 16,051,940,903
Other Information Shares
Sold	173,737,570	425,101,001
Issued in reinvestment of distributions	23,262,425	38,982,612
Redeemed	(145,044,633)	(214,551,170)
Net increase (decrease)	51,955,362	249,532,443

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 13.42	$ 13.72	$ 12.37	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.24	.25	.24	.18
Net realized and unrealized gain (loss)	.45	.82	.06	1.42	2.30
Total from investment operations	.52	1.06	.31	1.66	2.48
Distributions from net investment income	(.03)	(.23)	(.21)	(.18)	(.06)
Distributions from net realized gain	(.25)	(.27)	(.40)	(.13)	(.05)
Total distributions	(.28)	(.50)	(.61)	(.31)	(.11)
Net asset value, end of period	$ 14.22	$ 13.98	$ 13.42	$ 13.72	$ 12.37
Total Return B	3.75%	8.17%	2.50%	13.62%	24.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.01% A	1.78%	1.94%	1.89%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,061,706	$ 16,051,941	$ 12,054,451	$ 6,632,569	$ 1,585,350
Portfolio turnover rate D	12% A	23%	21%	37%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.1	7.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	4.8	4.5
Fidelity Disciplined Equity Fund Class F	0.0	1.0
Fidelity Growth Company Fund Class F	6.0	6.1
Fidelity Series 100 Index Fund	1.4	1.5
Fidelity Series All-Sector Equity Fund Class F	6.2	6.6
Fidelity Series Equity-Income Fund Class F	4.2	4.0
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	1.7	1.5
Fidelity Series Intrinsic Opportunities Fund Class F	3.2	2.4
Fidelity Series Large Cap Value Fund Class F	3.2	3.9
Fidelity Series Opportunistic Insights Fund Class F	3.3	2.9
Fidelity Series Real Estate Equity Fund Class F	0.6	0.6
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.7	4.0
Fidelity Small Cap Growth Fund Class F	0.9	0.9
Fidelity Small Cap Value Fund Class F	0.9	1.0
	41.8	42.6
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	6.5	6.4
Fidelity Series International Small Cap Fund Class F	1.4	1.3
Fidelity Series International Value Fund Class F	6.5	6.3
	14.4	14.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.8	3.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.9
Fidelity Series High Income Fund Class F	6.8	6.9
Fidelity Series Real Estate Income Fund Class F	0.5	0.6
	8.9	9.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.6	5.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.4	17.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.5	0.4
Fidelity Short-Term Bond Fund Class F	0.5	0.3
	1.0	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.1%
Domestic Equity Funds	41.8%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	3.8%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	5.6%
Investment Grade Bond Funds	17.4%
Short-Term Funds	1.0%

Six months ago
Commodity Funds	7.2%
Domestic Equity Funds	42.6%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	3.9%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	5.3%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.9%
	Shares	Value
Commodity Funds - 7.1%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	97,950,222	$ 788,499,284
Domestic Equity Funds - 41.8%
Fidelity Blue Chip Growth Fund Class F (c)	9,107,340	533,052,618
Fidelity Growth Company Fund Class F (c)	5,564,921	660,945,612
Fidelity Series 100 Index Fund (c)	13,823,425	153,163,552
Fidelity Series All-Sector Equity Fund Class F (c)	48,940,294	693,483,969
Fidelity Series Equity-Income Fund Class F (c)	39,269,228	462,984,197
Fidelity Series Growth & Income Fund Class F (c)	15,215,127	183,646,586
Fidelity Series Intrinsic Opportunities Fund Class F (c)	27,061,303	351,526,328
Fidelity Series Large Cap Value Fund Class F (c)	28,455,141	359,388,429
Fidelity Series Opportunistic Insights Fund Class F (c)	28,078,672	361,934,080
Fidelity Series Real Estate Equity Fund Class F (c)	5,942,825	71,076,181
Fidelity Series Small Cap Opportunities Fund Class F (c)	14,566,018	187,901,627
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	34,085,670	415,504,319
Fidelity Small Cap Growth Fund Class F (c)	5,423,369	102,338,968
Fidelity Small Cap Value Fund Class F (c)	5,206,218	99,074,327
TOTAL DOMESTIC EQUITY FUNDS		4,636,020,793
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,656,582,330)		5,424,520,077
International Equity Funds - 18.2%

Developed International Equity Funds - 14.4%
Fidelity Series International Growth Fund Class F (c)	52,907,277	720,068,042
Fidelity Series International Small Cap Fund Class F (c)	9,909,674	151,915,295
Fidelity Series International Value Fund Class F (c)	67,500,413	727,654,450
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,599,637,787

	Shares	Value
Emerging Markets Equity Funds - 3.8%
Fidelity Series Emerging Markets Fund Class F (c)	25,111,532	$ 421,622,628
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,709,536,993)		2,021,260,415
Bond Funds - 31.9%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	7,558,102	76,487,994
Fidelity Series Floating Rate High Income Fund Class F (c)	9,606,483	101,636,595
Fidelity Series High Income Fund Class F (c)	73,690,309	757,536,375
Fidelity Series Real Estate Income Fund Class F (c)	5,165,851	56,721,047
TOTAL HIGH YIELD BOND FUNDS		992,382,011
Inflation-Protected Bond Funds - 5.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	56,726,640	616,051,314
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund Class F (c)	172,564,715	1,932,724,816
TOTAL BOND FUNDS (Cost $3,597,641,870)		3,541,158,141
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	59,893,878	59,893,878
Fidelity Short-Term Bond Fund Class F (c)	5,721,891	49,036,609
TOTAL SHORT-TERM FUNDS (Cost $108,929,728)		108,930,487
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,072,690,921)		11,095,869,120
NET OTHER ASSETS (LIABILITIES) - 0.0%		(457,599)
NET ASSETS - 100%		$ 11,095,411,521
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 441,725,132	$ 65,867,895	$ 16,604,084	$ 1,791,347	$ 533,052,618
Fidelity Disciplined Equity Fund Class F	97,000,644	1,131,756	102,876,859	-	-
Fidelity Growth Company Fund Class F	601,589,634	44,027,976	85,191,811	-	660,945,612
Fidelity Institutional Money Market Portfolio Class F	39,758,924	20,928,477	793,523	28,652	59,893,878
Fidelity Series 100 Index Fund	151,059,084	10,822,052	19,870,411	-	153,163,552
Fidelity Series All-Sector Equity Fund Class F	651,250,933	45,947,341	70,790,400	-	693,483,969
Fidelity Series Commodity Strategy Fund Class F	714,281,419	145,453,576	12,641,090	-	788,499,284
Fidelity Series Emerging Markets Debt Fund Class F	71,957,407	10,386,768	572,247	1,977,573	76,487,994
Fidelity Series Emerging Markets Fund Class F	381,386,399	41,838,630	3,030,121	-	421,622,628
Fidelity Series Equity-Income Fund Class F	396,747,170	51,739,755	10,416,397	4,552,888	462,984,197
Fidelity Series Floating Rate High Income Fund Class F	90,181,158	12,614,695	704,205	2,134,109	101,636,595
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	145,116,806	26,534,799	2,224,585	-	183,646,586
Fidelity Series High Income Fund Class F	684,251,795	99,616,136	10,347,455	19,299,752	757,536,375
Fidelity Series Inflation-Protected Bond Index Fund Class F	529,707,916	126,920,008	13,548,637	-	616,051,314
Fidelity Series International Growth Fund Class F	629,703,229	52,805,795	11,181,414	-	720,068,042
Fidelity Series International Small Cap Fund Class F	128,141,475	10,716,204	2,250,826	-	151,915,295
Fidelity Series International Value Fund Class F	624,323,358	52,919,743	11,220,592	-	727,654,450
Fidelity Series Intrinsic Opportunities Fund Class F	236,976,345	79,398,118	5,343,004	2,335,715	351,526,328
Fidelity Series Investment Grade Bond Fund Class F	1,697,697,363	331,240,776	42,200,681	19,867,139	1,932,724,816
Fidelity Series Large Cap Value Fund Class F	386,286,269	23,652,617	82,985,738	-	359,388,429
Fidelity Series Opportunistic Insights Fund Class F	289,984,373	26,695,830	6,330,514	-	361,934,080
Fidelity Series Real Estate Equity Fund Class F	55,497,972	22,049,362	532,999	515,090	71,076,181
Fidelity Series Real Estate Income Fund Class F	53,104,120	7,361,121	415,047	1,681,724	56,721,047
Fidelity Series Small Cap Opportunities Fund Class F	169,246,938	26,686,576	15,721,901	-	187,901,627
Fidelity Series Stock Selector Large Cap Value Fund Class F	399,975,994	29,791,900	50,016,931	-	415,504,319
Fidelity Short-Term Bond Fund Class F	32,611,876	17,234,110	669,469	180,244	49,036,609
Fidelity Small Cap Growth Fund Class F	91,028,733	17,309,299	9,587,105	-	102,338,968
Fidelity Small Cap Value Fund Class F	97,515,534	12,942,787	12,469,285	271,785	99,074,327
Total	$ 9,888,108,000	$ 1,414,634,102	$ 600,537,331	$ 54,636,018	$ 11,095,869,120
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $10,072,690,921) - See accompanying schedule		$ 11,095,869,120
Receivable for investments sold		26,526,273
Receivable for fund shares sold		18,574,137
Total assets		11,140,969,530

Liabilities
Payable for fund shares redeemed	$ 45,100,395
Transfer agent fees payable	457,614
Total liabilities		45,558,009

Net Assets		$ 11,095,411,521
Net Assets consist of:
Paid in capital		$ 9,924,804,397
Undistributed net investment income		51,739,732
Accumulated undistributed net realized gain (loss) on investments		95,689,193
Net unrealized appreciation (depreciation) on investments		1,023,178,199
Net Assets, for 754,922,422 shares outstanding		$ 11,095,411,521
Net Asset Value, offering price and redemption price per share ($11,095,411,521 ÷ 754,922,422 shares)		$ 14.70

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 54,636,018

Expenses
Transfer agent fees	$ 2,589,292
Independent trustees' compensation	19,200
Total expenses		2,608,492
Net investment income (loss)		52,027,526
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	48,424,937
Capital gain distributions from underlying funds	65,220,639
Total net realized gain (loss)		113,645,576
Change in net unrealized appreciation (depreciation) on underlying funds		345,239,413
Net gain (loss)		458,884,989
Net increase (decrease) in net assets resulting from operations		$ 510,912,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,027,526	$ 152,593,328
Net realized gain (loss)	113,645,576	271,388,589
Change in net unrealized appreciation (depreciation)	345,239,413	368,201,225
Net increase (decrease) in net assets resulting from operations	510,912,515	792,183,142
Distributions to shareholders from net investment income	(19,149,282)	(147,879,817)
Distributions to shareholders from net realized gain	(198,584,530)	(145,666,744)
Total distributions	(217,733,812)	(293,546,561)
Share transactions Proceeds from sales of shares	1,848,318,141	3,914,024,849
Reinvestment of distributions	217,733,812	293,546,561
Cost of shares redeemed	(1,151,522,273)	(1,497,471,333)
Net increase (decrease) in net assets resulting from share transactions	914,529,680	2,710,100,077
Total increase (decrease) in net assets	1,207,708,383	3,208,736,658

Net Assets
Beginning of period	9,887,703,138	6,678,966,480
End of period (including undistributed net investment income of $51,739,732 and undistributed net investment income of $18,861,488, respectively)	$ 11,095,411,521	$ 9,887,703,138
Other Information Shares
Sold	128,816,483	288,192,126
Issued in reinvestment of distributions	15,141,434	22,013,209
Redeemed	(80,548,938)	(110,265,804)
Net increase (decrease)	63,408,979	199,939,531

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 13.59	$ 13.99	$ 12.50	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.26	.26	.25	.18
Net realized and unrealized gain (loss)	.64	.95	(.02)	1.57	2.44
Total from investment operations	.71	1.21	.24	1.82	2.62
Distributions from net investment income	(.03)	(.24)	(.21)	(.19)	(.07)
Distributions from net realized gain	(.28)	(.26)	(.43)	(.14)	(.05)
Total distributions	(.31)	(.50)	(.64)	(.33)	(.12)
Net asset value, end of period	$ 14.70	$ 14.30	$ 13.59	$ 13.99	$ 12.50
Total Return B	4.99%	9.17%	2.02%	14.72%	26.24%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	.99% A	1.89%	1.95%	1.90%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,095,412	$ 9,887,703	$ 6,678,966	$ 3,454,146	$ 930,417
Portfolio turnover rate D	11% A	23%	20%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.5	7.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	5.0	4.7
Fidelity Disciplined Equity Fund Class F	0.0	1.0
Fidelity Growth Company Fund Class F	6.3	6.4
Fidelity Series 100 Index Fund	1.5	1.6
Fidelity Series All-Sector Equity Fund Class F	6.6	6.9
Fidelity Series Equity-Income Fund Class F	4.4	4.2
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	1.7	1.5
Fidelity Series Intrinsic Opportunities Fund Class F	3.4	2.5
Fidelity Series Large Cap Value Fund Class F	3.4	4.1
Fidelity Series Opportunistic Insights Fund Class F	3.5	3.1
Fidelity Series Real Estate Equity Fund Class F	0.7	0.6
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.8
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.0	4.3
Fidelity Small Cap Growth Fund Class F	1.0	1.0
Fidelity Small Cap Value Fund Class F	0.9	1.0
	44.2	44.7
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	6.9	6.7
Fidelity Series International Small Cap Fund Class F	1.4	1.4
Fidelity Series International Value Fund Class F	6.9	6.6
	15.2	14.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.1	4.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.9
Fidelity Series High Income Fund Class F	6.9	7.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	9.0	9.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.8	2.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.2	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.5%
Domestic Equity Funds	44.2%
Developed International Equity Funds	15.2%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	17.2%

Six months ago
Commodity Funds	7.6%
Domestic Equity Funds	44.7%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	17.4%

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	132,268,579	$ 1,064,762,062
Domestic Equity Funds - 44.2%
Fidelity Blue Chip Growth Fund Class F (b)	12,203,532	714,272,720
Fidelity Growth Company Fund Class F (b)	7,546,426	896,289,046
Fidelity Series 100 Index Fund (b)	18,747,398	207,721,170
Fidelity Series All-Sector Equity Fund Class F (b)	66,433,829	941,367,359
Fidelity Series Equity-Income Fund Class F (b)	52,867,997	623,313,689
Fidelity Series Growth & Income Fund Class F (b)	20,386,007	246,059,104
Fidelity Series Intrinsic Opportunities Fund Class F (b)	36,578,484	475,154,510
Fidelity Series Large Cap Value Fund Class F (b)	38,587,683	487,362,442
Fidelity Series Opportunistic Insights Fund Class F (b)	37,998,276	489,797,775
Fidelity Series Real Estate Equity Fund Class F (b)	8,032,641	96,070,390
Fidelity Series Small Cap Opportunities Fund Class F (b)	19,749,399	254,767,246
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	46,285,434	564,219,446
Fidelity Small Cap Growth Fund Class F (b)	7,412,960	139,882,563
Fidelity Small Cap Value Fund Class F (b)	7,074,844	134,634,277
TOTAL DOMESTIC EQUITY FUNDS		6,270,911,737
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,279,851,533)		7,335,673,799
International Equity Funds - 19.3%

Developed International Equity Funds - 15.2%
Fidelity Series International Growth Fund Class F (b)	71,294,525	970,318,485
Fidelity Series International Small Cap Fund Class F (b)	13,248,616	203,101,287
Fidelity Series International Value Fund Class F (b)	90,453,482	975,088,533
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,148,508,305

	Shares	Value
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund Class F (b)	34,696,781	$ 582,558,950
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,306,573,910)		2,731,067,255
Bond Funds - 29.0%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	9,581,237	96,962,114
Fidelity Series Floating Rate High Income Fund Class F (b)	11,571,104	122,422,284
Fidelity Series High Income Fund Class F (b)	95,768,533	984,500,517
Fidelity Series Real Estate Income Fund Class F (b)	6,282,383	68,980,568
TOTAL HIGH YIELD BOND FUNDS		1,272,865,483
Inflation-Protected Bond Funds - 2.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	36,603,852	397,517,837
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund Class F (b)	218,141,272	2,443,182,253
TOTAL BOND FUNDS (Cost $4,178,866,668)		4,113,565,573
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,765,292,111)		14,180,306,627
NET OTHER ASSETS (LIABILITIES) - 0.0%		(585,705)
NET ASSETS - 100%		$ 14,179,720,922
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 602,111,489	$ 73,580,966	$ 18,268,606	$ 2,405,338	$ 714,272,720
Fidelity Disciplined Equity Fund Class F	132,360,247	913,005	139,788,766	-	-
Fidelity Growth Company Fund Class F	828,709,110	41,716,339	111,028,971	-	896,289,046
Fidelity Series 100 Index Fund	205,820,148	10,192,230	23,314,658	-	207,721,170
Fidelity Series All-Sector Equity Fund Class F	888,597,916	42,655,078	80,487,716	-	941,367,359
Fidelity Series Commodity Strategy Fund Class F	980,829,744	180,569,063	17,422,171	-	1,064,762,062
Fidelity Series Emerging Markets Debt Fund Class F	94,633,090	10,124,070	917,830	2,562,063	96,962,114
Fidelity Series Emerging Markets Fund Class F	522,651,248	63,360,858	5,578,687	-	582,558,950
Fidelity Series Equity-Income Fund Class F	549,196,646	55,038,770	15,070,545	6,240,802	623,313,689
Fidelity Series Floating Rate High Income Fund Class F	111,519,649	12,558,465	1,107,758	2,612,366	122,422,284
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	200,841,703	29,073,120	3,353,217	-	246,059,104
Fidelity Series High Income Fund Class F	903,277,695	118,276,631	15,982,221	25,274,548	984,500,517
Fidelity Series Inflation-Protected Bond Index Fund Class F	328,765,237	93,104,135	7,098,196	-	397,517,837
Fidelity Series International Growth Fund Class F	862,997,755	55,660,843	14,478,680	-	970,318,485
Fidelity Series International Small Cap Fund Class F	175,227,326	10,177,408	2,928,858	-	203,101,287
Fidelity Series International Value Fund Class F	855,871,899	50,283,455	14,499,166	-	975,088,533
Fidelity Series Intrinsic Opportunities Fund Class F	326,611,115	100,312,032	7,112,146	3,158,491	475,154,510
Fidelity Series Investment Grade Bond Fund Class F	2,249,073,002	341,635,463	77,073,035	25,688,607	2,443,182,253
Fidelity Series Large Cap Value Fund Class F	532,173,112	21,454,379	110,560,645	-	487,362,442
Fidelity Series Opportunistic Insights Fund Class F	401,399,062	26,500,410	8,411,955	-	489,797,775
Fidelity Series Real Estate Equity Fund Class F	74,960,322	30,055,764	992,040	692,778	96,070,390
Fidelity Series Real Estate Income Fund Class F	63,065,894	10,567,551	612,410	2,046,311	68,980,568
Fidelity Series Small Cap Opportunities Fund Class F	231,089,918	30,911,160	17,493,560	-	254,767,246
Fidelity Series Stock Selector Large Cap Value Fund Class F	553,830,035	28,138,340	66,685,491	-	564,219,446
Fidelity Small Cap Growth Fund Class F	126,536,017	20,973,018	12,552,320	-	139,882,563
Fidelity Small Cap Value Fund Class F	136,042,302	14,944,843	17,891,117	369,456	134,634,277
Total	$ 12,938,191,681	$ 1,472,777,396	$ 790,710,765	$ 71,050,760	$ 14,180,306,627
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $12,765,292,111) - See accompanying schedule		$ 14,180,306,627
Receivable for investments sold		26,213,704
Receivable for fund shares sold		20,836,752
Total assets		14,227,357,083

Liabilities
Payable for fund shares redeemed	$ 47,050,438
Transfer agent fees payable	585,723
Total liabilities		47,636,161

Net Assets		$ 14,179,720,922
Net Assets consist of:
Paid in capital		$ 12,564,273,359
Undistributed net investment income		67,465,468
Accumulated undistributed net realized gain (loss) on investments		132,967,579
Net unrealized appreciation (depreciation) on investments		1,415,014,516
Net Assets, for 949,435,814 shares outstanding		$ 14,179,720,922
Net Asset Value, offering price and redemption price per share ($14,179,720,922 ÷ 949,435,814 shares)		$ 14.93

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 71,050,760

Expenses
Transfer agent fees	$ 3,341,991
Independent trustees' compensation	24,874
Total expenses		3,366,865
Net investment income (loss)		67,683,895
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	69,498,204
Capital gain distributions from underlying funds	88,104,933
Total net realized gain (loss)		157,603,137
Change in net unrealized appreciation (depreciation) on underlying funds		490,550,109
Net gain (loss)		648,153,246
Net increase (decrease) in net assets resulting from operations		$ 715,837,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,683,895	$ 207,635,923
Net realized gain (loss)	157,603,137	365,148,570
Change in net unrealized appreciation (depreciation)	490,550,109	493,923,180
Net increase (decrease) in net assets resulting from operations	715,837,141	1,066,707,673
Distributions to shareholders from net investment income	(24,505,847)	(202,803,148)
Distributions to shareholders from net realized gain	(274,101,274)	(198,489,086)
Total distributions	(298,607,121)	(401,292,234)
Share transactions Proceeds from sales of shares	2,013,221,584	4,684,029,188
Reinvestment of distributions	298,607,121	401,292,234
Cost of shares redeemed	(1,486,999,706)	(2,019,839,253)
Net increase (decrease) in net assets resulting from share transactions	824,828,999	3,065,482,169
Total increase (decrease) in net assets	1,242,059,019	3,730,897,608

Net Assets
Beginning of period	12,937,661,903	9,206,764,295
End of period (including undistributed net investment income of $67,465,468 and undistributed net investment income of $24,287,420, respectively)	$ 14,179,720,922	$ 12,937,661,903
Other Information Shares
Sold	138,348,588	341,169,501
Issued in reinvestment of distributions	20,494,655	29,813,341
Redeemed	(102,564,575)	(147,480,227)
Net increase (decrease)	56,278,668	223,502,615

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.49	$ 13.75	$ 14.22	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.27	.26	.25	.17
Net realized and unrealized gain (loss)	.70	.99	(.07)	1.62	2.62
Total from investment operations	.77	1.26	.19	1.87	2.79
Distributions from net investment income	(.03)	(.25)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.30)	(.26)	(.44)	(.14)	(.05)
Total distributions	(.33)	(.52) G	(.66)	(.32)	(.12)
Net asset value, end of period	$ 14.93	$ 14.49	$ 13.75	$ 14.22	$ 12.67
Total Return B	5.36%	9.46%	1.62%	14.95%	27.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.00% A	1.94%	1.99%	1.88%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,179,721	$ 12,937,662	$ 9,206,764	$ 4,890,405	$ 1,280,910
Portfolio turnover rate D	12% A	25%	19%	37%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.6	8.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	5.8	5.4
Fidelity Disciplined Equity Fund Class F	0.0	1.2
Fidelity Growth Company Fund Class F	7.2	7.4
Fidelity Series 100 Index Fund	1.7	1.8
Fidelity Series All-Sector Equity Fund Class F	7.6	7.9
Fidelity Series Equity-Income Fund Class F	5.0	4.8
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	2.0	1.8
Fidelity Series Intrinsic Opportunities Fund Class F	3.8	2.8
Fidelity Series Large Cap Value Fund Class F	3.9	4.8
Fidelity Series Opportunistic Insights Fund Class F	3.9	3.5
Fidelity Series Real Estate Equity Fund Class F	0.8	0.7
Fidelity Series Small Cap Opportunities Fund Class F	2.1	2.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.5	4.8
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.2
	50.5	51.3
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	7.8	7.7
Fidelity Series International Small Cap Fund Class F	1.7	1.5
Fidelity Series International Value Fund Class F	7.8	7.6
	17.3	16.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.8	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.8	0.8
Fidelity Series High Income Fund Class F	6.8	6.9
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
	8.7	8.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0*	0.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	10.1	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.6%
Domestic Equity Funds	50.5%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	4.8%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	0.0%*
Investment Grade Bond Funds	10.1%

Six months ago
Commodity Funds	8.8%
Domestic Equity Funds	51.3%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	0.0%
Investment Grade Bond Funds	9.6%

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.1%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	89,488,560	$ 720,382,909
Domestic Equity Funds - 50.5%
Fidelity Blue Chip Growth Fund Class F (b)	8,282,161	484,754,911
Fidelity Growth Company Fund Class F (b)	5,085,317	603,983,142
Fidelity Series 100 Index Fund (b)	12,689,780	140,602,765
Fidelity Series All-Sector Equity Fund Class F (b)	44,690,823	633,268,967
Fidelity Series Equity-Income Fund Class F (b)	35,688,855	420,771,604
Fidelity Series Growth & Income Fund Class F (b)	14,184,025	171,201,183
Fidelity Series Intrinsic Opportunities Fund Class F (b)	24,641,838	320,097,471
Fidelity Series Large Cap Value Fund Class F (b)	26,040,427	328,890,597
Fidelity Series Opportunistic Insights Fund Class F (b)	25,541,367	329,228,224
Fidelity Series Real Estate Equity Fund Class F (b)	5,428,692	64,927,153
Fidelity Series Small Cap Opportunities Fund Class F (b)	13,432,468	173,278,836
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	31,084,163	378,915,944
Fidelity Small Cap Growth Fund Class F (b)	4,942,183	93,259,000
Fidelity Small Cap Value Fund Class F (b)	4,788,419	91,123,620
TOTAL DOMESTIC EQUITY FUNDS		4,234,303,417
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,279,018,150)		4,954,686,326
International Equity Funds - 22.1%

Developed International Equity Funds - 17.3%
Fidelity Series International Growth Fund Class F (b)	48,084,229	654,426,363
Fidelity Series International Small Cap Fund Class F (b)	8,891,241	136,302,720
Fidelity Series International Value Fund Class F (b)	60,746,679	654,849,197
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,445,578,280

	Shares	Value
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund Class F (b)	23,943,303	$ 402,008,049
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,572,343,788)		1,847,586,329
Bond Funds - 18.8%

High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	5,809,895	58,796,134
Fidelity Series Floating Rate High Income Fund Class F (b)	6,129,823	64,853,526
Fidelity Series High Income Fund Class F (b)	55,632,511	571,902,217
Fidelity Series Real Estate Income Fund Class F (b)	3,243,324	35,611,693
TOTAL HIGH YIELD BOND FUNDS		731,163,570
Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	140,854	1,529,670
Investment Grade Bond Funds - 10.1%
Fidelity Series Investment Grade Bond Fund Class F (b)	75,276,912	843,101,415
TOTAL BOND FUNDS (Cost $1,589,206,620)		1,575,794,655
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,440,568,558)		8,378,067,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(346,023)
NET ASSETS - 100%		$ 8,377,721,287
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 395,059,637	$ 61,705,575	$ 9,876,922	$ 1,631,765	$ 484,754,911
Fidelity Disciplined Equity Fund Class F	86,464,431	988,632	91,706,632	-	-
Fidelity Growth Company Fund Class F	542,350,097	41,562,891	71,262,281	-	603,983,142
Fidelity Series 100 Index Fund	134,827,963	10,635,596	14,787,416	-	140,602,765
Fidelity Series All-Sector Equity Fund Class F	582,232,287	43,597,691	53,031,619	-	633,268,967
Fidelity Series Commodity Strategy Fund Class F	643,392,529	139,961,321	9,953,634	-	720,382,909
Fidelity Series Emerging Markets Debt Fund Class F	52,821,472	10,623,923	513,031	1,509,253	58,796,134
Fidelity Series Emerging Markets Fund Class F	341,026,305	62,214,197	3,265,728	-	402,008,049
Fidelity Series Equity-Income Fund Class F	351,785,243	54,544,378	7,857,664	4,084,869	420,771,604
Fidelity Series Floating Rate High Income Fund Class F	55,436,095	10,314,403	576,897	1,355,956	64,853,526
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	128,675,865	31,508,664	1,799,454	-	171,201,183
Fidelity Series High Income Fund Class F	504,997,060	85,949,483	6,952,478	14,422,947	571,902,217
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	1,531,388	6,407	-	1,529,670
Fidelity Series International Growth Fund Class F	561,777,471	56,917,116	8,658,820	-	654,426,363
Fidelity Series International Small Cap Fund Class F	114,078,949	10,245,342	1,751,347	-	136,302,720
Fidelity Series International Value Fund Class F	556,916,636	51,165,662	8,668,343	-	654,849,197
Fidelity Series Intrinsic Opportunities Fund Class F	206,594,366	81,298,526	3,755,742	2,127,211	320,097,471
Fidelity Series Investment Grade Bond Fund Class F	701,187,533	188,147,696	23,263,141	8,495,401	843,101,415
Fidelity Series Large Cap Value Fund Class F	353,277,341	22,834,728	76,951,115	-	328,890,597
Fidelity Series Opportunistic Insights Fund Class F	257,134,571	29,735,913	4,263,790	-	329,228,224
Fidelity Series Real Estate Equity Fund Class F	49,405,638	21,590,328	573,360	473,658	64,927,153
Fidelity Series Real Estate Income Fund Class F	32,314,117	5,726,873	311,984	1,058,992	35,611,693
Fidelity Series Small Cap Opportunities Fund Class F	151,752,500	25,271,378	10,445,947	-	173,278,836
Fidelity Series Stock Selector Large Cap Value Fund Class F	355,149,012	28,158,016	36,204,348	-	378,915,944
Fidelity Small Cap Growth Fund Class F	82,451,331	16,061,226	8,426,685	-	93,259,000
Fidelity Small Cap Value Fund Class F	88,434,960	12,361,976	10,528,233	250,097	91,123,620
Total	$ 7,329,543,409	$ 1,104,652,922	$ 465,393,018	$ 35,410,149	$ 8,378,067,310
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $7,440,568,558) - See accompanying schedule		$ 8,378,067,310
Receivable for investments sold		18,013,196
Receivable for fund shares sold		16,596,732
Total assets		8,412,677,238

Liabilities
Payable for fund shares redeemed	$ 34,609,919
Transfer agent fees payable	346,032
Total liabilities		34,955,951

Net Assets		$ 8,377,721,287
Net Assets consist of:
Paid in capital		$ 7,322,967,475
Undistributed net investment income		33,291,573
Accumulated undistributed net realized gain (loss) on investments		83,963,487
Net unrealized appreciation (depreciation) on investments		937,498,752
Net Assets, for 545,471,336 shares outstanding		$ 8,377,721,287
Net Asset Value, offering price and redemption price per share ($8,377,721,287 ÷ 545,471,336 shares)		$ 15.36

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 35,410,149

Expenses
Transfer agent fees	$ 1,939,193
Independent trustees' compensation	14,324
Total expenses		1,953,517
Net investment income (loss)		33,456,632
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	37,634,149
Capital gain distributions from underlying funds	59,421,797
Total net realized gain (loss)		97,055,946
Change in net unrealized appreciation (depreciation) on underlying funds		371,629,846
Net gain (loss)		468,685,792
Net increase (decrease) in net assets resulting from operations		$ 502,142,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,456,632	$ 110,661,777
Net realized gain (loss)	97,055,946	195,486,050
Change in net unrealized appreciation (depreciation)	371,629,846	332,298,561
Net increase (decrease) in net assets resulting from operations	502,142,424	638,446,388
Distributions to shareholders from net investment income	(11,191,455)	(107,158,832)
Distributions to shareholders from net realized gain	(164,310,585)	(89,768,174)
Total distributions	(175,502,040)	(196,927,006)
Share transactions Proceeds from sales of shares	1,411,715,675	2,960,649,419
Reinvestment of distributions	175,502,040	196,927,006
Cost of shares redeemed	(865,380,836)	(1,052,885,544)
Net increase (decrease) in net assets resulting from share transactions	721,836,879	2,104,690,881
Total increase (decrease) in net assets	1,048,477,263	2,546,210,263

Net Assets
Beginning of period	7,329,244,024	4,783,033,761
End of period (including undistributed net investment income of $33,291,573 and undistributed net investment income of $11,026,396, respectively)	$ 8,377,721,287	$ 7,329,244,024
Other Information Shares
Sold	94,885,628	213,995,655
Issued in reinvestment of distributions	11,890,382	14,476,142
Redeemed	(58,296,950)	(76,102,506)
Net increase (decrease)	48,479,060	152,369,291

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.75	$ 13.88	$ 14.46	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.26	.24	.23	.15
Net realized and unrealized gain (loss)	.90	1.09	(.17)	1.76	2.74
Total from investment operations	.96	1.35	.07	1.99	2.89
Distributions from net investment income	(.02)	(.24)	(.20)	(.18)	(.06)
Distributions from net realized gain	(.32)	(.23)	(.45)	(.13)	(.05)
Total distributions	(.35) H	(.48) G	(.65)	(.31)	(.11)
Net asset value, end of period	$ 15.36	$ 14.75	$ 13.88	$ 14.46	$ 12.78
Total Return B	6.57%	10.01%	.78%	15.76%	28.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	.85% A	1.90%	1.81%	1.75%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,377,721	$ 7,329,244	$ 4,783,034	$ 2,321,903	$ 632,052
Portfolio turnover rate D	12% A	26%	17%	37%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.323 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.7	8.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	5.9	5.5
Fidelity Disciplined Equity Fund Class F	0.0	1.2
Fidelity Growth Company Fund Class F	7.4	7.5
Fidelity Series 100 Index Fund	1.7	1.9
Fidelity Series All-Sector Equity Fund Class F	7.8	8.0
Fidelity Series Equity-Income Fund Class F	5.1	4.9
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	2.1	1.8
Fidelity Series Intrinsic Opportunities Fund Class F	3.9	2.9
Fidelity Series Large Cap Value Fund Class F	4.1	4.9
Fidelity Series Opportunistic Insights Fund Class F	4.0	3.6
Fidelity Series Real Estate Equity Fund Class F	0.8	0.7
Fidelity Series Small Cap Opportunities Fund Class F	2.1	2.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.6	4.9
Fidelity Small Cap Growth Fund Class F	1.2	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.2
	51.8	52.2
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.0	7.8
Fidelity Series International Small Cap Fund Class F	1.6	1.6
Fidelity Series International Value Fund Class F	8.0	7.7
	17.6	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.0	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.7	0.7
Fidelity Series High Income Fund Class F	6.9	7.0
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
	8.7	8.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	8.2	8.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.7%
Domestic Equity Funds	51.8%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.7%
Investment Grade Bond Funds	8.2%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	52.2%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	8.3%

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	100,144,052	$ 806,159,620
Domestic Equity Funds - 51.8%
Fidelity Blue Chip Growth Fund Class F (b)	9,256,801	541,800,545
Fidelity Growth Company Fund Class F (b)	5,717,060	679,015,184
Fidelity Series 100 Index Fund (b)	14,129,381	156,553,539
Fidelity Series All-Sector Equity Fund Class F (b)	50,253,229	712,088,251
Fidelity Series Equity-Income Fund Class F (b)	39,934,163	470,823,777
Fidelity Series Growth & Income Fund Class F (b)	15,969,664	192,753,845
Fidelity Series Intrinsic Opportunities Fund Class F (b)	27,705,689	359,896,894
Fidelity Series Large Cap Value Fund Class F (b)	29,504,814	372,645,802
Fidelity Series Opportunistic Insights Fund Class F (b)	28,739,441	370,451,398
Fidelity Series Real Estate Equity Fund Class F (b)	6,097,511	72,926,229
Fidelity Series Small Cap Opportunities Fund Class F (b)	15,044,781	194,077,681
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	34,953,421	426,082,207
Fidelity Small Cap Growth Fund Class F (b)	5,585,577	105,399,836
Fidelity Small Cap Value Fund Class F (b)	5,409,396	102,940,815
TOTAL DOMESTIC EQUITY FUNDS		4,757,456,003
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,795,212,014)		5,563,615,623
International Equity Funds - 22.6%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund Class F (b)	53,739,762	731,398,161
Fidelity Series International Small Cap Fund Class F (b)	9,895,558	151,698,902
Fidelity Series International Value Fund Class F (b)	68,038,352	733,453,430
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,616,550,493

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund Class F (b)	27,185,762	$ 456,448,942
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,763,955,228)		2,072,999,435
Bond Funds - 16.9%

High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	6,430,773	65,079,421
Fidelity Series Floating Rate High Income Fund Class F (b)	6,189,296	65,482,751
Fidelity Series High Income Fund Class F (b)	60,986,377	626,939,953
Fidelity Series Real Estate Income Fund Class F (b)	3,364,209	36,939,020
TOTAL HIGH YIELD BOND FUNDS		794,441,145
Investment Grade Bond Funds - 8.2%
Fidelity Series Investment Grade Bond Fund Class F (b)	67,443,034	755,361,980
TOTAL BOND FUNDS (Cost $1,557,729,294)		1,549,803,125
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,116,896,536)		9,186,418,183
NET OTHER ASSETS (LIABILITIES) - 0.0%		(379,627)
NET ASSETS - 100%		$ 9,186,038,556
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 448,403,754	$ 62,922,465	$ 12,221,406	$ 1,829,727	$ 541,800,545
Fidelity Disciplined Equity Fund Class F	97,971,049	830,283	103,637,232	-	-
Fidelity Growth Company Fund Class F	618,160,833	39,538,340	81,735,657	-	679,015,184
Fidelity Series 100 Index Fund	152,710,597	9,900,293	17,171,382	-	156,553,539
Fidelity Series All-Sector Equity Fund Class F	658,822,164	41,805,339	56,367,493	-	712,088,251
Fidelity Series Commodity Strategy Fund Class F	735,852,317	145,539,834	15,387,438	-	806,159,620
Fidelity Series Emerging Markets Debt Fund Class F	59,502,957	11,106,822	829,833	1,696,084	65,079,421
Fidelity Series Emerging Markets Fund Class F	387,556,934	72,325,102	5,670,923	-	456,448,942
Fidelity Series Equity-Income Fund Class F	401,068,775	55,360,514	10,904,508	4,636,340	470,823,777
Fidelity Series Floating Rate High Income Fund Class F	56,448,298	10,206,030	838,354	1,383,839	65,482,751
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	146,710,372	33,975,044	2,484,444	-	192,753,845
Fidelity Series High Income Fund Class F	574,593,348	78,295,313	12,408,625	16,089,067	626,939,953
Fidelity Series International Growth Fund Class F	638,637,618	56,391,735	13,387,670	-	731,398,161
Fidelity Series International Small Cap Fund Class F	129,324,708	9,734,600	2,715,776	-	151,698,902
Fidelity Series International Value Fund Class F	633,729,325	50,731,985	13,409,171	-	733,453,430
Fidelity Series Intrinsic Opportunities Fund Class F	235,273,091	89,832,483	5,905,286	2,389,831	359,896,894
Fidelity Series Investment Grade Bond Fund Class F	678,043,519	121,763,302	22,836,076	7,871,140	755,361,980
Fidelity Series Large Cap Value Fund Class F	401,880,827	21,605,141	84,309,017	-	372,645,802
Fidelity Series Opportunistic Insights Fund Class F	293,159,852	30,218,457	5,657,289	-	370,451,398
Fidelity Series Real Estate Equity Fund Class F	55,218,701	24,908,694	973,945	533,425	72,926,229
Fidelity Series Real Estate Income Fund Class F	33,209,173	6,397,048	470,987	1,097,292	36,939,020
Fidelity Series Small Cap Opportunities Fund Class F	171,771,572	26,180,478	11,383,185	-	194,077,681
Fidelity Series Stock Selector Large Cap Value Fund Class F	404,871,081	27,600,975	42,243,472	-	426,082,207
Fidelity Small Cap Growth Fund Class F	95,162,312	16,999,430	10,402,283	-	105,399,836
Fidelity Small Cap Value Fund Class F	102,447,957	12,741,039	13,214,274	282,248	102,940,815
Total	$ 8,210,531,134	$ 1,056,910,746	$ 546,565,726	$ 37,808,993	$ 9,186,418,183
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $8,116,896,536) - See accompanying schedule		$ 9,186,418,183
Cash		1
Receivable for investments sold		12,058,259
Receivable for fund shares sold		18,184,703
Total assets		9,216,661,146

Liabilities
Payable for fund shares redeemed	$ 30,242,951
Transfer agent fees payable	379,639
Total liabilities		30,622,590

Net Assets		$ 9,186,038,556
Net Assets consist of:
Paid in capital		$ 7,989,910,988
Undistributed net investment income		35,456,984
Accumulated undistributed net realized gain (loss) on investments		91,148,937
Net unrealized appreciation (depreciation) on investments		1,069,521,647
Net Assets, for 595,307,688 shares outstanding		$ 9,186,038,556
Net Asset Value, offering price and redemption price per share ($9,186,038,556 ÷ 595,307,688 shares)		$ 15.43

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 37,808,993

Expenses
Transfer agent fees	$ 2,147,527
Independent trustees' compensation	15,921
Total expenses		2,163,448
Net investment income (loss)		35,645,545
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	42,784,084
Capital gain distributions from underlying funds	66,720,610
Total net realized gain (loss)		109,504,694
Change in net unrealized appreciation (depreciation) on underlying funds		422,757,946
Net gain (loss)		532,262,640
Net increase (decrease) in net assets resulting from operations		$ 567,908,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,645,545	$ 125,505,409
Net realized gain (loss)	109,504,694	222,961,042
Change in net unrealized appreciation (depreciation)	422,757,946	370,796,035
Net increase (decrease) in net assets resulting from operations	567,908,185	719,262,486
Distributions to shareholders from net investment income	(12,426,918)	(121,755,541)
Distributions to shareholders from net realized gain	(188,663,267)	(104,692,158)
Total distributions	(201,090,185)	(226,447,699)
Share transactions Proceeds from sales of shares	1,443,768,548	3,194,396,979
Reinvestment of distributions	201,090,185	226,447,699
Cost of shares redeemed	(1,035,833,681)	(1,313,097,134)
Net increase (decrease) in net assets resulting from share transactions	609,025,052	2,107,747,544
Total increase (decrease) in net assets	975,843,052	2,600,562,331

Net Assets
Beginning of period	8,210,195,504	5,609,633,173
End of period (including undistributed net investment income of $35,456,984 and undistributed net investment income of $12,238,357, respectively)	$ 9,186,038,556	$ 8,210,195,504
Other Information Shares
Sold	96,656,512	230,116,813
Issued in reinvestment of distributions	13,578,000	16,605,081
Redeemed	(69,564,288)	(94,807,866)
Net increase (decrease)	40,670,224	151,914,028

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.80	$ 13.93	$ 14.55	$ 12.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.26	.24	.24	.15
Net realized and unrealized gain (loss)	.93	1.09	(.19)	1.77	2.81
Total from investment operations	.99	1.35	.05	2.01	2.96
Distributions from net investment income	(.02)	(.25)	(.20)	(.18)	(.07)
Distributions from net realized gain	(.33)	(.24)	(.47)	(.13)	(.05)
Total distributions	(.36) I	(.48) H	(.67)	(.31)	(.11) G
Net asset value, end of period	$ 15.43	$ 14.80	$ 13.93	$ 14.55	$ 12.85
Total Return B	6.76%	10.04%	.67%	15.81%	29.64%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	.82% A	1.90%	1.82%	1.79%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,186,039	$ 8,210,196	$ 5,609,633	$ 2,881,829	$ 749,360
Portfolio turnover rate D	13% A	27%	18%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.11 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.045 per share.

H Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.334 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.0	9.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	6.1	5.6
Fidelity Disciplined Equity Fund Class F	0.0	1.2
Fidelity Growth Company Fund Class F	7.6	7.8
Fidelity Series 100 Index Fund	1.7	1.9
Fidelity Series All-Sector Equity Fund Class F	7.9	8.3
Fidelity Series Equity-Income Fund Class F	5.2	4.9
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	2.2	1.8
Fidelity Series Intrinsic Opportunities Fund Class F	4.0	2.9
Fidelity Series Large Cap Value Fund Class F	4.2	5.0
Fidelity Series Opportunistic Insights Fund Class F	4.1	3.6
Fidelity Series Real Estate Equity Fund Class F	0.8	0.7
Fidelity Series Small Cap Opportunities Fund Class F	2.2	2.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.7	5.0
Fidelity Small Cap Growth Fund Class F	1.2	1.2
Fidelity Small Cap Value Fund Class F	1.1	1.3
	53.0	53.4
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.1	8.0
Fidelity Series International Small Cap Fund Class F	1.7	1.6
Fidelity Series International Value Fund Class F	8.2	8.0
	18.0	17.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.1	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.4	0.3
Fidelity Series High Income Fund Class F	8.8	9.1
Fidelity Series Real Estate Income Fund Class F	0.4	0.3
	10.3	10.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	4.6	4.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.0%
Domestic Equity Funds	53.0%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	4.6%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.4%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.5%

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	50,298,103	$ 404,899,730
Domestic Equity Funds - 53.0%
Fidelity Blue Chip Growth Fund Class F (b)	4,657,318	272,592,837
Fidelity Growth Company Fund Class F (b)	2,870,771	340,961,447
Fidelity Series 100 Index Fund (b)	7,104,567	78,718,603
Fidelity Series All-Sector Equity Fund Class F (b)	25,087,848	355,494,801
Fidelity Series Equity-Income Fund Class F (b)	20,016,071	235,989,474
Fidelity Series Growth & Income Fund Class F (b)	8,089,219	97,636,877
Fidelity Series Intrinsic Opportunities Fund Class F (b)	13,827,179	179,615,052
Fidelity Series Large Cap Value Fund Class F (b)	14,793,810	186,845,823
Fidelity Series Opportunistic Insights Fund Class F (b)	14,263,194	183,852,565
Fidelity Series Real Estate Equity Fund Class F (b)	3,055,848	36,547,944
Fidelity Series Small Cap Opportunities Fund Class F (b)	7,554,212	97,449,333
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	17,327,819	211,226,114
Fidelity Small Cap Growth Fund Class F (b)	2,777,879	52,418,577
Fidelity Small Cap Value Fund Class F (b)	2,696,091	51,306,619
TOTAL DOMESTIC EQUITY FUNDS		2,380,656,066
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,430,135,108)		2,785,555,796
International Equity Funds - 23.1%

Developed International Equity Funds - 18.0%
Fidelity Series International Growth Fund Class F (b)	26,908,325	366,222,297
Fidelity Series International Small Cap Fund Class F (b)	4,979,164	76,330,580
Fidelity Series International Value Fund Class F (b)	34,048,066	367,038,148
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		809,591,025

	Shares	Value
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund Class F (b)	13,624,404	$ 228,753,744
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $892,455,318)		1,038,344,769
Bond Funds - 14.9%

High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	3,049,606	30,862,008
Fidelity Series Floating Rate High Income Fund Class F (b)	1,544,910	16,345,150
Fidelity Series High Income Fund Class F (b)	38,605,575	396,865,309
Fidelity Series Real Estate Income Fund Class F (b)	1,438,388	15,793,503
TOTAL HIGH YIELD BOND FUNDS		459,865,970
Investment Grade Bond Funds - 4.6%
Fidelity Series Investment Grade Bond Fund Class F (b)	18,449,419	206,633,493
TOTAL BOND FUNDS (Cost $663,966,046)		666,499,463
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,986,556,472)		4,490,400,028
NET OTHER ASSETS (LIABILITIES) - 0.0%		(185,073)
NET ASSETS - 100%		$ 4,490,214,955
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 215,336,932	$ 40,313,506	$ 3,973,903	$ 916,616	$ 272,592,837
Fidelity Disciplined Equity Fund Class F	46,996,225	626,364	49,917,557	-	-
Fidelity Growth Company Fund Class F	296,312,250	30,526,104	36,737,497	-	340,961,447
Fidelity Series 100 Index Fund	73,092,900	7,603,482	7,413,800	-	78,718,603
Fidelity Series All-Sector Equity Fund Class F	315,682,810	31,915,510	25,512,781	-	355,494,801
Fidelity Series Commodity Strategy Fund Class F	351,013,285	88,266,684	5,314,624	-	404,899,730
Fidelity Series Emerging Markets Debt Fund Class F	27,249,057	5,985,749	216,520	786,475	30,862,008
Fidelity Series Emerging Markets Fund Class F	186,479,953	42,424,675	1,534,964	-	228,753,744
Fidelity Series Equity-Income Fund Class F	187,765,506	39,799,237	3,684,176	2,222,481	235,989,474
Fidelity Series Floating Rate High Income Fund Class F	12,529,991	4,008,249	111,695	329,089	16,345,150
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	68,657,819	22,650,850	663,977	-	97,636,877
Fidelity Series High Income Fund Class F	345,564,155	65,995,729	6,275,346	9,973,034	396,865,309
Fidelity Series International Growth Fund Class F	305,709,775	40,278,728	4,463,181	-	366,222,297
Fidelity Series International Small Cap Fund Class F	62,296,415	7,319,049	908,479	-	76,330,580
Fidelity Series International Value Fund Class F	304,345,181	36,415,359	4,471,699	-	367,038,148
Fidelity Series Intrinsic Opportunities Fund Class F	110,278,545	51,446,138	1,731,582	1,189,670	179,615,052
Fidelity Series Investment Grade Bond Fund Class F	170,479,657	47,973,682	6,234,159	2,063,672	206,633,493
Fidelity Series Large Cap Value Fund Class F	191,402,042	16,395,941	37,280,421	-	186,845,823
Fidelity Series Opportunistic Insights Fund Class F	137,293,423	22,334,971	1,480,012	-	183,852,565
Fidelity Series Real Estate Equity Fund Class F	26,732,998	13,196,814	258,447	265,636	36,547,944
Fidelity Series Real Estate Income Fund Class F	13,258,198	3,554,941	106,267	454,906	15,793,503
Fidelity Series Small Cap Opportunities Fund Class F	82,322,283	16,489,151	5,010,581	-	97,449,333
Fidelity Series Stock Selector Large Cap Value Fund Class F	189,619,093	21,139,434	16,761,455	-	211,226,114
Fidelity Small Cap Growth Fund Class F	45,311,128	9,869,858	4,509,091	-	52,418,577
Fidelity Small Cap Value Fund Class F	48,660,513	7,884,755	5,693,588	140,541	51,306,619
Total	$ 3,814,390,134	$ 674,414,960	$ 230,265,802	$ 18,342,120	$ 4,490,400,028
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,986,556,472) - See accompanying schedule		$ 4,490,400,028
Receivable for investments sold		982,520
Receivable for fund shares sold		13,423,500
Total assets		4,504,806,048

Liabilities
Payable for fund shares redeemed	$ 14,406,014
Transfer agent fees payable	185,079
Total liabilities		14,591,093

Net Assets		$ 4,490,214,955
Net Assets consist of:
Paid in capital		$ 3,925,738,534
Undistributed net investment income		17,227,634
Accumulated undistributed net realized gain (loss) on investments		43,405,231
Net unrealized appreciation (depreciation) on investments		503,843,556
Net Assets, for 285,448,277 shares outstanding		$ 4,490,214,955
Net Asset Value, offering price and redemption price per share ($4,490,214,955 ÷ 285,448,277 shares)		$ 15.73

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 18,342,120

Expenses
Transfer agent fees	$ 1,026,514
Independent trustees' compensation	7,537
Total expenses		1,034,051
Net investment income (loss)		17,308,069
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,931,874
Capital gain distributions from underlying funds	33,276,451
Total net realized gain (loss)		49,208,325
Change in net unrealized appreciation (depreciation) on underlying funds		215,928,862
Net gain (loss)		265,137,187
Net increase (decrease) in net assets resulting from operations		$ 282,445,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,308,069	$ 56,464,776
Net realized gain (loss)	49,208,325	90,117,648
Change in net unrealized appreciation (depreciation)	215,928,862	188,323,806
Net increase (decrease) in net assets resulting from operations	282,445,256	334,906,230
Distributions to shareholders from net investment income	(5,761,733)	(54,226,677)
Distributions to shareholders from net realized gain	(80,603,752)	(36,755,954)
Total distributions	(86,365,485)	(90,982,631)
Share transactions Proceeds from sales of shares	883,490,945	1,784,217,328
Reinvestment of distributions	86,365,485	90,982,631
Cost of shares redeemed	(489,956,820)	(559,701,128)
Net increase (decrease) in net assets resulting from share transactions	479,899,610	1,315,498,831
Total increase (decrease) in net assets	675,979,381	1,559,422,430

Net Assets
Beginning of period	3,814,235,574	2,254,813,144
End of period (including undistributed net investment income of $17,227,634 and undistributed net investment income of $5,681,298, respectively)	$ 4,490,214,955	$ 3,814,235,574
Other Information Shares
Sold	58,110,551	126,875,232
Issued in reinvestment of distributions	5,730,983	6,590,465
Redeemed	(32,286,518)	(39,824,450)
Net increase (decrease)	31,555,016	93,641,247

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 14.07	$ 14.68	$ 12.91	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.28	.25	.25	.14
Net realized and unrealized gain (loss)	.98	1.12	(.22)	1.81	2.86
Total from investment operations	1.04	1.40	.03	2.06	3.00
Distributions from net investment income	(.02)	(.25)	(.20)	(.18)	(.06)
Distributions from net realized gain	(.31)	(.20)	(.44)	(.11)	(.04)
Total distributions	(.33)	(.45)	(.64)	(.29)	(.09) G
Net asset value, end of period	$ 15.73	$ 15.02	$ 14.07	$ 14.68	$ 12.91
Total Return B	7.02%	10.27%	.45%	16.12%	30.03%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	.83% A	1.96%	1.85%	1.83%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,490,215	$ 3,814,236	$ 2,254,813	$ 927,418	$ 175,992
Portfolio turnover rate D	11% A	27%	14%	39%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.1	9.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	6.1	5.7
Fidelity Disciplined Equity Fund Class F	0.0	1.2
Fidelity Growth Company Fund Class F	7.6	7.8
Fidelity Series 100 Index Fund	1.8	1.9
Fidelity Series All-Sector Equity Fund Class F	8.0	8.4
Fidelity Series Equity-Income Fund Class F	5.3	5.0
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	2.2	1.8
Fidelity Series Intrinsic Opportunities Fund Class F	4.0	2.9
Fidelity Series Large Cap Value Fund Class F	4.2	5.1
Fidelity Series Opportunistic Insights Fund Class F	4.1	3.7
Fidelity Series Real Estate Equity Fund Class F	0.8	0.7
Fidelity Series Small Cap Opportunities Fund Class F	2.2	2.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.8	5.1
Fidelity Small Cap Growth Fund Class F	1.2	1.2
Fidelity Small Cap Value Fund Class F	1.1	1.3
	53.4	54.0
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.2	8.1
Fidelity Series International Small Cap Fund Class F	1.7	1.6
Fidelity Series International Value Fund Class F	8.2	8.0
	18.1	17.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.2	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.1	0.1
Fidelity Series High Income Fund Class F	9.1	9.3
Fidelity Series Real Estate Income Fund Class F	0.3	0.3
	10.2	10.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	4.0	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.1%
Domestic Equity Funds	53.4%
Developed International Equity Funds	18.1%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	4.0%
Six months ago
Commodity Funds	9.4%
Domestic Equity Funds	54.0%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	3.5%

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	39,386,023	$ 317,057,488
Domestic Equity Funds - 53.4%
Fidelity Blue Chip Growth Fund Class F (b)	3,643,830	213,273,350
Fidelity Growth Company Fund Class F (b)	2,240,947	266,157,263
Fidelity Series 100 Index Fund (b)	5,546,399	61,454,096
Fidelity Series All-Sector Equity Fund Class F (b)	19,780,249	280,286,130
Fidelity Series Equity-Income Fund Class F (b)	15,593,853	183,851,532
Fidelity Series Growth & Income Fund Class F (b)	6,209,508	74,948,757
Fidelity Series Intrinsic Opportunities Fund Class F (b)	10,815,384	140,491,845
Fidelity Series Large Cap Value Fund Class F (b)	11,646,479	147,095,034
Fidelity Series Opportunistic Insights Fund Class F (b)	11,193,609	144,285,614
Fidelity Series Real Estate Equity Fund Class F (b)	2,392,329	28,612,259
Fidelity Series Small Cap Opportunities Fund Class F (b)	5,919,149	76,357,027
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	13,558,842	165,282,289
Fidelity Small Cap Growth Fund Class F (b)	2,150,814	40,585,866
Fidelity Small Cap Value Fund Class F (b)	2,085,346	39,684,138
TOTAL DOMESTIC EQUITY FUNDS		1,862,365,200
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,907,296,463)		2,179,422,688
International Equity Funds - 23.3%

Developed International Equity Funds - 18.1%
Fidelity Series International Growth Fund Class F (b)	21,013,377	285,992,058
Fidelity Series International Small Cap Fund Class F (b)	3,880,637	59,490,163
Fidelity Series International Value Fund Class F (b)	26,666,993	287,470,188
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		632,952,409

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund Class F (b)	10,748,720	$ 180,471,006
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $700,505,606)		813,423,415
Bond Funds - 14.2%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,313,065	23,408,218
Fidelity Series Floating Rate High Income Fund Class F (b)	328,150	3,471,825
Fidelity Series High Income Fund Class F (b)	30,989,756	318,574,695
Fidelity Series Real Estate Income Fund Class F (b)	926,823	10,176,521
TOTAL HIGH YIELD BOND FUNDS		355,631,259
Investment Grade Bond Funds - 4.0%
Fidelity Series Investment Grade Bond Fund Class F (b)	12,252,000	137,222,402
TOTAL BOND FUNDS (Cost $490,850,194)		492,853,661
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,098,652,263)		3,485,699,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		(143,368)
NET ASSETS - 100%		$ 3,485,556,396
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 167,169,895	$ 33,066,652	$ 3,104,991	$ 715,321	$ 213,273,350
Fidelity Disciplined Equity Fund Class F	36,467,074	355,705	38,598,137	-	-
Fidelity Growth Company Fund Class F	227,775,172	26,405,683	27,223,291	-	266,157,263
Fidelity Series 100 Index Fund	56,784,261	6,579,945	6,105,457	-	61,454,096
Fidelity Series All-Sector Equity Fund Class F	245,095,711	26,846,275	17,533,419	-	280,286,130
Fidelity Series Commodity Strategy Fund Class F	273,632,432	70,433,211	4,331,011	-	317,057,488
Fidelity Series Emerging Markets Debt Fund Class F	20,696,886	4,517,256	193,627	592,433	23,408,218
Fidelity Series Emerging Markets Fund Class F	144,545,954	36,156,669	1,416,788	-	180,471,006
Fidelity Series Equity-Income Fund Class F	146,194,818	31,334,387	3,114,018	1,730,234	183,851,532
Fidelity Series Floating Rate High Income Fund Class F	2,265,171	1,255,269	29,331	65,915	3,471,825
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	53,466,838	16,646,426	607,520	-	74,948,757
Fidelity Series High Income Fund Class F	270,272,548	59,503,530	4,594,742	7,869,577	318,574,695
Fidelity Series International Growth Fund Class F	234,908,722	35,667,503	3,774,246	-	285,992,058
Fidelity Series International Small Cap Fund Class F	47,842,353	6,517,293	767,347	-	59,490,163
Fidelity Series International Value Fund Class F	234,456,564	32,912,904	3,786,562	-	287,470,188
Fidelity Series Intrinsic Opportunities Fund Class F	84,984,122	41,741,063	1,407,979	927,501	140,491,845
Fidelity Series Investment Grade Bond Fund Class F	103,703,451	39,383,721	2,288,755	1,335,167	137,222,402
Fidelity Series Large Cap Value Fund Class F	147,830,161	13,896,520	27,146,481	-	147,095,034
Fidelity Series Opportunistic Insights Fund Class F	106,902,174	18,628,378	1,277,566	-	144,285,614
Fidelity Series Real Estate Equity Fund Class F	20,757,443	10,524,976	239,597	206,440	28,612,259
Fidelity Series Real Estate Income Fund Class F	8,942,416	1,914,950	83,648	297,934	10,176,521
Fidelity Series Small Cap Opportunities Fund Class F	64,000,427	13,637,802	4,079,874	-	76,357,027
Fidelity Series Stock Selector Large Cap Value Fund Class F	147,598,938	18,261,354	13,929,481	-	165,282,289
Fidelity Small Cap Growth Fund Class F	34,686,982	7,988,113	3,395,095	-	40,585,866
Fidelity Small Cap Value Fund Class F	37,181,666	6,516,151	4,329,374	108,339	39,684,138
Total	$ 2,918,162,179	$ 560,692,736	$ 173,358,337	$ 13,848,861	$ 3,485,699,764
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,098,652,263) - See accompanying schedule		$ 3,485,699,764
Cash		1
Receivable for investments sold		722,369
Receivable for fund shares sold		11,721,338
Total assets		3,498,143,472

Liabilities
Payable for fund shares redeemed	$ 12,443,704
Transfer agent fees payable	143,372
Total liabilities		12,587,076

Net Assets		$ 3,485,556,396
Net Assets consist of:
Paid in capital		$ 3,053,391,527
Undistributed net investment income		12,894,834
Accumulated undistributed net realized gain (loss) on investments		32,222,534
Net unrealized appreciation (depreciation) on investments		387,047,501
Net Assets, for 220,709,189 shares outstanding		$ 3,485,556,396
Net Asset Value, offering price and redemption price per share ($3,485,556,396 ÷ 220,709,189 shares)		$ 15.79

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,848,861

Expenses
Transfer agent fees	$ 788,889
Independent trustees' compensation	5,775
Total expenses		794,664
Net investment income (loss)		13,054,197
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,614,768
Capital gain distributions from underlying funds	25,864,749
Total net realized gain (loss)		37,479,517
Change in net unrealized appreciation (depreciation) on underlying funds		168,588,418
Net gain (loss)		206,067,935
Net increase (decrease) in net assets resulting from operations		$ 219,122,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,054,197	$ 42,149,319
Net realized gain (loss)	37,479,517	66,414,220
Change in net unrealized appreciation (depreciation)	168,588,418	144,527,475
Net increase (decrease) in net assets resulting from operations	219,122,132	253,091,014
Distributions to shareholders from net investment income	(4,183,723)	(40,396,292)
Distributions to shareholders from net realized gain	(61,362,949)	(26,769,214)
Total distributions	(65,546,672)	(67,165,506)
Share transactions Proceeds from sales of shares	761,517,683	1,471,476,473
Reinvestment of distributions	65,546,672	67,165,506
Cost of shares redeemed	(413,127,947)	(512,018,200)
Net increase (decrease) in net assets resulting from share transactions	413,936,408	1,026,623,779
Total increase (decrease) in net assets	567,511,868	1,212,549,287

Net Assets
Beginning of period	2,918,044,528	1,705,495,241
End of period (including undistributed net investment income of $12,894,834 and undistributed net investment income of $4,024,360, respectively)	$ 3,485,556,396	$ 2,918,044,528
Other Information Shares
Sold	49,891,373	104,262,767
Issued in reinvestment of distributions	4,335,097	4,858,118
Redeemed	(27,142,087)	(36,404,612)
Net increase (decrease)	27,084,383	72,716,273

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 14.11	$ 14.77	$ 12.94	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.27	.24	.24	.15
Net realized and unrealized gain (loss)	.99	1.13	(.27)	1.86	2.91
Total from investment operations	1.05	1.40	(.03)	2.10	3.06
Distributions from net investment income	(.02)	(.25)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.31)	(.20)	(.44)	(.11)	(.05)
Total distributions	(.33)	(.44) H	(.63)	(.27) G	(.12)
Net asset value, end of period	$ 15.79	$ 15.07	$ 14.11	$ 14.77	$ 12.94
Total Return B	7.06%	10.26%	.06%	16.43%	30.59%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05%	.05% A
Net investment income (loss)	.82% A	1.94%	1.78%	1.77%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,485,556	$ 2,918,045	$ 1,705,495	$ 677,007	$ 117,894
Portfolio turnover rate D	11% A	29%	14%	42%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.4	9.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	6.3	6.4
Fidelity Disciplined Equity Fund Class F	0.0	1.4
Fidelity Growth Company Fund Class F	8.0	8.4
Fidelity Series 100 Index Fund	1.9	2.2
Fidelity Series All-Sector Equity Fund Class F	8.3	9.4
Fidelity Series Equity-Income Fund Class F	5.6	4.4
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	2.4	1.6
Fidelity Series Intrinsic Opportunities Fund Class F	4.3	2.8
Fidelity Series Large Cap Value Fund Class F	4.4	5.4
Fidelity Series Opportunistic Insights Fund Class F	4.3	3.3
Fidelity Series Real Estate Equity Fund Class F	0.9	1.1
Fidelity Series Small Cap Opportunities Fund Class F	2.3	2.5
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.9	4.5
Fidelity Small Cap Growth Fund Class F	1.2	1.3
Fidelity Small Cap Value Fund Class F	1.2	1.4
	56.0	56.1
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.6	8.5
Fidelity Series International Small Cap Fund Class F	1.8	1.7
Fidelity Series International Value Fund Class F	8.6	8.4
	19.0	18.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.5	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Floating Rate High Income Fund Class F*	0.0	0.0
Fidelity Series High Income Fund Class F	9.0	9.3
Fidelity Series Real Estate Income Fund Class F	0.3	0.2
	10.0	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	0.1	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.4%
Domestic Equity Funds	56.0%
Developed International Equity Funds	19.0%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.1%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	56.1%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.1%

Semiannual Report

Fidelity Freedom K® 2055 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,234,703	$ 34,089,358
Domestic Equity Funds - 56.0%
Fidelity Blue Chip Growth Fund Class F (b)	392,334	22,963,307
Fidelity Growth Company Fund Class F (b)	245,737	29,186,143
Fidelity Series 100 Index Fund (b)	627,646	6,954,314
Fidelity Series All-Sector Equity Fund Class F (b)	2,132,135	30,212,352
Fidelity Series Equity-Income Fund Class F (b)	1,724,049	20,326,535
Fidelity Series Growth & Income Fund Class F (b)	728,737	8,795,850
Fidelity Series Intrinsic Opportunities Fund Class F (b)	1,185,403	15,398,386
Fidelity Series Large Cap Value Fund Class F (b)	1,263,577	15,958,982
Fidelity Series Opportunistic Insights Fund Class F (b)	1,216,703	15,683,301
Fidelity Series Real Estate Equity Fund Class F (b)	276,090	3,302,036
Fidelity Series Small Cap Opportunities Fund Class F (b)	649,646	8,380,434
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	1,446,305	17,630,462
Fidelity Small Cap Growth Fund Class F (b)	233,429	4,404,813
Fidelity Small Cap Value Fund Class F (b)	224,936	4,280,523
TOTAL DOMESTIC EQUITY FUNDS		203,477,438
TOTAL DOMESTIC EQUITY FUNDS (Cost $218,092,754)		237,566,796
International Equity Funds - 24.5%

Developed International Equity Funds - 19.0%
Fidelity Series International Growth Fund Class F (b)	2,299,199	31,292,097
Fidelity Series International Small Cap Fund Class F (b)	414,408	6,352,872
Fidelity Series International Value Fund Class F (b)	2,898,438	31,245,163
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		68,890,132

	Shares	Value
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund Class F (b)	1,203,153	$ 20,200,942
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $80,895,311)		89,091,074
Bond Funds - 10.1%

High Yield Bond Funds - 10.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	252,130	2,551,551
Fidelity Series Floating Rate High Income Fund Class F (b)	3,614	38,232
Fidelity Series High Income Fund Class F (b)	3,183,627	32,727,684
Fidelity Series Real Estate Income Fund Class F (b)	89,938	987,525
TOTAL HIGH YIELD BOND FUNDS		36,304,992
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund Class F (b)	30,725	344,120
TOTAL BOND FUNDS (Cost $36,838,828)		36,649,112
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $335,826,893)		363,306,982
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,577)
NET ASSETS - 100%		$ 363,292,405
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund Class F	$ 13,312,170	$ 8,735,517	$ 467,165	$ 74,109	$ 22,963,307
Fidelity Disciplined Equity Fund Class F	2,881,689	100,939	3,132,167	-	-
Fidelity Growth Company Fund Class F	17,586,800	9,518,157	1,573,797	-	29,186,143
Fidelity Series 100 Index Fund	4,685,874	2,314,983	426,992	-	6,954,314
Fidelity Series All-Sector Equity Fund Class F	19,606,964	10,393,581	2,198,592	-	30,212,352
Fidelity Series Commodity Strategy Fund Class F	20,452,316	16,060,028	514,284	-	34,089,358
Fidelity Series Emerging Markets Debt Fund Class F	1,267,774	1,440,095	7,358	52,865	2,551,551
Fidelity Series Emerging Markets Fund Class F	10,968,071	9,020,640	55,160	-	20,200,942
Fidelity Series Equity-Income Fund Class F	9,261,291	10,511,468	193,868	138,279	20,326,535
Fidelity Series Floating Rate High Income Fund Class F	6,513	32,690	753	529	38,232
Fidelity Series Growth & Income Fund Class F (formerly Fidelity Series Mega Cap Fund Class F)	3,386,524	4,971,438	23,421	-	8,795,850
Fidelity Series High Income Fund Class F	19,306,774	14,324,278	334,060	690,435	32,727,684
Fidelity Series International Growth Fund Class F	17,734,981	11,915,410	279,309	-	31,292,097
Fidelity Series International Small Cap Fund Class F	3,582,563	2,265,805	56,010	-	6,352,872
Fidelity Series International Value Fund Class F	17,569,569	11,708,598	279,313	-	31,245,163
Fidelity Series Intrinsic Opportunities Fund Class F	5,879,837	8,286,453	139,228	98,780	15,398,386
Fidelity Series Investment Grade Bond Fund Class F	307,537	183,372	141,197	3,065	344,120
Fidelity Series Large Cap Value Fund Class F	11,297,163	5,523,744	1,956,480	-	15,958,982
Fidelity Series Opportunistic Insights Fund Class F	6,789,237	7,087,060	50,511	-	15,683,301
Fidelity Series Real Estate Equity Fund Class F	2,215,807	1,428,256	81,664	21,635	3,302,036
Fidelity Series Real Estate Income Fund Class F	477,858	564,611	2,124	25,397	987,525
Fidelity Series Small Cap Opportunities Fund Class F	5,145,422	3,296,466	276,220	-	8,380,434
Fidelity Series Stock Selector Large Cap Value Fund Class F	9,314,599	8,036,076	805,646	-	17,630,462
Fidelity Small Cap Growth Fund Class F	2,691,226	1,831,594	198,657	-	4,404,813
Fidelity Small Cap Value Fund Class F	2,852,288	1,668,305	244,297	11,344	4,280,523
Total	$ 208,580,847	$ 151,219,564	$ 13,438,273	$ 1,116,438	$ 363,306,982
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $335,826,893) - See accompanying schedule		$ 363,306,982
Receivable for fund shares sold		3,485,525
Total assets		366,792,507

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	2,315,243
Payable for fund shares redeemed	1,170,282
Transfer agent fees payable	14,574
Total liabilities		3,500,102

Net Assets		$ 363,292,405
Net Assets consist of:
Paid in capital		$ 331,825,754
Undistributed net investment income		1,036,466
Accumulated undistributed net realized gain (loss) on investments		2,950,096
Net unrealized appreciation (depreciation) on investments		27,480,089
Net Assets, for 32,174,334 shares outstanding		$ 363,292,405
Net Asset Value, offering price and redemption price per share ($363,292,405 ÷ 32,174,334 shares)		$ 11.29

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,116,438

Expenses
Transfer agent fees	$ 69,791
Independent trustees' compensation	478
Total expenses		70,269
Net investment income (loss)		1,046,169
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	437,780
Capital gain distributions from underlying funds	2,715,310
Total net realized gain (loss)		3,153,090
Change in net unrealized appreciation (depreciation) on underlying funds		16,507,067
Net gain (loss)		19,660,157
Net increase (decrease) in net assets resulting from operations		$ 20,706,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,046,169	$ 1,948,221
Net realized gain (loss)	3,153,090	2,656,117
Change in net unrealized appreciation (depreciation)	16,507,067	10,191,458
Net increase (decrease) in net assets resulting from operations	20,706,326	14,795,796
Distributions to shareholders from net investment income	(238,637)	(1,740,051)
Distributions to shareholders from net realized gain	(2,600,273)	(381,047)
Total distributions	(2,838,910)	(2,121,098)
Share transactions Proceeds from sales of shares	188,467,346	206,753,109
Reinvestment of distributions	2,838,910	2,121,098
Cost of shares redeemed	(54,454,059)	(37,846,021)
Net increase (decrease) in net assets resulting from share transactions	136,852,197	171,028,186
Total increase (decrease) in net assets	154,719,613	183,702,884

Net Assets
Beginning of period	208,572,792	24,869,908
End of period (including undistributed net investment income of $1,036,466 and undistributed net investment income of $228,934, respectively)	$ 363,292,405	$ 208,572,792
Other Information Shares
Sold	17,309,200	20,650,775
Issued in reinvestment of distributions	263,353	216,279
Redeemed	(5,006,197)	(3,787,133)
Net increase (decrease)	12,566,356	17,079,921

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 9.84	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.04	.22	.14
Net realized and unrealized gain (loss)	.74	.79	(.11)
Total from investment operations	.78	1.01	.03
Distributions from net investment income	(.01)	(.15)	(.10)
Distributions from net realized gain	(.12)	(.06)	(.08)
Total distributions	(.13)	(.21)	(.19) G
Net asset value, end of period	$ 11.29	$ 10.64	$ 9.84
Total Return B	7.40%	10.48%	.47%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	.74% A	2.17%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 363,292	$ 208,573	$ 24,870
Portfolio turnover rate D	10% A	27%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period June 1, 2011 (commencement of operations) to March 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, and Fidelity Freedom K® 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K® Income Fund	$ 1,531,317,311	$ 69,883,384	$ (24,333,801)	$ 45,549,583
Fidelity Freedom K® 2000 Fund	708,394,469	34,663,092	(10,032,435)	24,630,657
Fidelity Freedom K® 2005 Fund	469,404,749	34,987,769	(8,158,624)	26,829,145
Fidelity Freedom K® 2010 Fund	4,256,487,526	444,523,634	(97,801,926)	346,721,708
Fidelity Freedom K® 2015 Fund	6,836,918,593	695,397,274	(165,442,964)	529,954,310
Fidelity Freedom K® 2020 Fund	15,746,857,489	1,714,019,731	(398,466,424)	1,315,553,307
Fidelity Freedom K® 2025 Fund	10,090,803,189	1,258,882,975	(253,817,044)	1,005,065,931
Fidelity Freedom K® 2030 Fund	12,790,561,713	1,729,421,745	(339,676,831)	1,389,744,914
Fidelity Freedom K® 2035 Fund	7,453,927,256	1,104,791,769	(180,651,715)	924,140,054
Fidelity Freedom K® 2040 Fund	8,136,609,380	1,254,662,612	(204,853,809)	1,049,808,803
Fidelity Freedom K® 2045 Fund	3,992,855,249	584,822,121	(87,277,342)	497,544,779
Fidelity Freedom K® 2050 Fund	3,104,031,603	450,378,291	(68,710,130)	381,668,161
Fidelity Freedom K® 2055 Fund	336,106,273	30,883,845	(3,683,136)	27,200,709

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	116,228,696	106,572,476
Fidelity Freedom K® 2000 Fund	40,122,077	74,209,699
Fidelity Freedom K® 2005 Fund	66,431,295	72,352,152
Fidelity Freedom K® 2010 Fund	315,179,160	510,194,633
Fidelity Freedom K® 2015 Fund	630,075,918	564,613,817
Fidelity Freedom K® 2020 Fund	1,583,864,036	1,011,371,976
Fidelity Freedom K® 2025 Fund	1,414,634,102	600,537,331
Fidelity Freedom K® 2030 Fund	1,472,777,396	790,710,765
Fidelity Freedom K® 2035 Fund	1,104,652,922	465,393,018
Fidelity Freedom K® 2040 Fund	1,056,910,746	546,565,726
Fidelity Freedom K® 2045 Fund	674,414,960	230,265,802
Fidelity Freedom K® 2050 Fund	560,692,736	173,358,337
Fidelity Freedom K® 2055 Fund	151,219,564	13,438,273

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom K® Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K® 2020 Fund	Fidelity Freedom K® 2030 Fund

Fidelity Series Emerging Markets Debt Fund	10%	-
Fidelity Series Equity-Income Fund	-	10%
Fidelity Series Floating Rate High Income Fund	13%	-
Fidelity Series Growth & Income Fund	-	10%
Fidelity Series Inflation-Protected Bond Index Fund	16%	-
Fidelity Series Intrinsic Opportunities Fund	-	10%
Fidelity Series Investment Grade Bond Fund	14%	-
Fidelity Series Opportunistic Insights Fund	-	10%
Fidelity Series Real Estate Income Fund	12%	-
Fidelity Series Stock Selector Large Cap Value Fund	-	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Series 100 Index Fund	51%
Fidelity Series All-Sector Equity Fund	49%
Fidelity Series Commodity Strategy Fund	46%
Fidelity Series Emerging Markets Debt Fund	49%
Fidelity Series Emerging Markets Fund	49%
Fidelity Series Equity-Income Fund	56%
Fidelity Series Floating Rate High Income Fund	48%
Fidelity Series Growth & Income Fund	56%
Fidelity Series High Income Fund	49%
Fidelity Series Inflation-Protected Bond Index Fund	45%
Fidelity Series International Growth Fund	50%
Fidelity Series International Small Cap Fund	50%
Fidelity Series International Value Fund	50%
Fidelity Series Intrinsic Opportunities Fund	56%
Fidelity Series Investment Grade Bond Fund	48%
Fidelity Series Large Cap Value Fund	48%
Fidelity Series Opportunistic Insights Fund	56%
Fidelity Series Real Estate Equity Fund	50%
Fidelity Series Real Estate Income Fund	49%
Fidelity Series Small Cap Opportunities Fund	46%
Fidelity Series Stock Selector Large Cap Value Fund	56%
Fidelity Small Cap Growth Fund	32%

Subsequent to period end, the Funds redeemed all of their shares of the Fidelity Series Large Cap Value Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom K® Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity affiliates under the Advisory Contract and the administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods (for the most recent one-year period for Fidelity Freedom K 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2000 Fund

Freedom K® 2005 Fund

Semiannual Report

Freedom K® 2010 Fund

Freedom K® 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2020 Fund

Freedom K® 2025 Fund

Semiannual Report

Freedom K® 2030 Fund

Freedom K® 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2040 Fund

Freedom K® 2045 Fund

Semiannual Report

Freedom K® 2050 Fund

Freedom K® 2055 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agent fees. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FF-K-USAN-1113
1.892600.104

Fidelity Freedom® Funds -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Freedom Income	0.0%
Actual		$ 1,000.00	$ 1,007.70	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2000	0.0%
Actual		$ 1,000.00	$ 1,008.30	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2005	0.0%
Actual		$ 1,000.00	$ 1,020.60	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2010	0.0%
Actual		$ 1,000.00	$ 1,030.40	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2015	0.0%
Actual		$ 1,000.00	$ 1,032.50	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2020	0.0%
Actual		$ 1,000.00	$ 1,036.80	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2025	0.0%
Actual		$ 1,000.00	$ 1,049.20	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2030	0.0%
Actual		$ 1,000.00	$ 1,053.70	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Freedom 2035	0.0%
Actual		$ 1,000.00	$ 1,065.10	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2040	0.0%
Actual		$ 1,000.00	$ 1,067.30	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2045	0.0%
Actual		$ 1,000.00	$ 1,069.00	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2050	0.0%
Actual		$ 1,000.00	$ 1,070.40	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2055	0.0%
Actual		$ 1,000.00	$ 1,073.60	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	1.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.5	1.3
Fidelity Disciplined Equity Fund	0.0	0.3
Fidelity Growth Company Fund	1.9	1.8
Fidelity Series 100 Index Fund	0.5	0.5
Fidelity Series All-Sector Equity Fund	2.0	2.0
Fidelity Series Equity-Income Fund	1.3	1.3
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	0.5	0.5
Fidelity Series Intrinsic Opportunities Fund	1.0	0.8
Fidelity Series Large Cap Value Fund	1.0	1.1
Fidelity Series Opportunistic Insights Fund	1.0	0.9
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.6	0.5
Fidelity Series Stock Selector Large Cap Value Fund	1.2	1.3
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	13.3	13.1
Developed International Equity Funds
Fidelity Series International Growth Fund	2.1	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	2.0	2.0
	4.5	4.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.2
Fidelity Series High Income Fund	4.9	4.9
Fidelity Series Real Estate Income Fund	0.4	0.4
	6.9	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.0	11.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.6	21.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	21.8	21.7
Fidelity Short-Term Bond Fund	17.8	17.8
	39.6	39.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.3%
Developed International Equity Funds	4.5%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.0%
Investment Grade Bond Funds	21.6%
Short-Term Funds	39.6%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.5%

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.2%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)(c)	4,787,708	$ 38,349,538
Domestic Equity Funds - 13.3%
Fidelity Blue Chip Growth Fund (c)	527,186	30,792,948
Fidelity Growth Company Fund (c)	325,504	38,660,070
Fidelity Series 100 Index Fund (c)	842,140	9,330,916
Fidelity Series All-Sector Equity Fund (c)	2,855,372	40,432,065
Fidelity Series Equity-Income Fund (c)	2,305,549	27,159,364
Fidelity Series Growth & Income Fund (c)	849,334	10,242,965
Fidelity Series Intrinsic Opportunities Fund (c)	1,610,591	20,905,475
Fidelity Series Large Cap Value Fund (c)	1,681,361	21,235,591
Fidelity Series Opportunistic Insights Fund (c)	1,649,777	21,232,624
Fidelity Series Real Estate Equity Fund (c)	348,150	4,163,869
Fidelity Series Small Cap Opportunities Fund (c)	878,090	11,265,900
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,002,066	24,385,165
Fidelity Small Cap Growth Fund (c)	325,540	6,087,604
Fidelity Small Cap Value Fund (c)	317,107	6,018,682
TOTAL DOMESTIC EQUITY FUNDS		271,913,238
TOTAL DOMESTIC EQUITY FUNDS (Cost $234,779,270)		310,262,776
International Equity Funds - 5.7%

Developed International Equity Funds - 4.5%
Fidelity Series International Growth Fund (c)	3,033,213	41,160,700
Fidelity Series International Small Cap Fund (c)	549,474	8,401,464
Fidelity Series International Value Fund (c)	3,818,699	41,051,017
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		90,613,181
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund (c)	1,502,499	25,151,825
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $94,662,888)		115,765,006
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	1,035,814	$ 10,482,440
Fidelity Series Floating Rate High Income Fund (c)	2,198,593	23,261,112
Fidelity Series High Income Fund (c)	9,767,023	100,404,998
Fidelity Series Real Estate Income Fund (c)	660,082	7,247,706
TOTAL HIGH YIELD BOND FUNDS		141,396,256
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund (c)	20,794,536	225,620,719
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund (c)	39,443,537	441,373,172
TOTAL BOND FUNDS (Cost $768,874,239)		808,390,147
Short-Term Funds - 39.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	444,943,486	444,943,486
Fidelity Short-Term Bond Fund (c)	42,551,787	365,094,332
TOTAL SHORT-TERM FUNDS (Cost $813,938,383)		810,037,818
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,912,254,780)		2,044,455,747
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,091)
NET ASSETS - 100%		$ 2,044,446,656
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 29,550,512	$ 1,814,380	$ 3,280,370	$ 74,236	$ 30,792,948
Fidelity Disciplined Equity Fund	6,471,462	7,891	6,781,787	-	-
Fidelity Growth Company Fund	39,532,972	175,007	7,313,912	-	38,660,070
Fidelity Institutional Money Market Portfolio Institutional Class	475,076,345	8,246,661	38,379,518	264,488	444,943,486
Fidelity Series 100 Index Fund	10,058,863	44,340	1,485,331	-	9,330,916
Fidelity Series All-Sector Equity Fund	43,443,824	178,240	7,356,700	-	40,432,065
Fidelity Series Commodity Strategy Fund	41,898,415	3,048,076	3,360,605	-	38,349,538
Fidelity Series Emerging Markets Debt Fund	11,658,104	361,187	731,899	290,721	10,482,440
Fidelity Series Emerging Markets Fund	26,453,092	851,364	2,159,631	-	25,151,825
Fidelity Series Equity-Income Fund	27,580,149	435,368	2,487,859	278,525	27,159,364
Fidelity Series Floating Rate High Income Fund	25,249,630	675,920	2,550,845	527,136	23,261,112
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	10,075,586	166,850	931,331	-	10,242,965
Fidelity Series High Income Fund	108,369,867	4,415,189	10,091,723	2,716,887	100,404,998
Fidelity Series Inflation-Protected Bond Index Fund	249,889,843	6,246,802	18,840,909	-	225,620,719
Fidelity Series International Growth Fund	43,822,625	222,237	5,717,650	-	41,160,700
Fidelity Series International Small Cap Fund	8,972,020	43,834	1,509,694	-	8,401,464
Fidelity Series International Value Fund	43,630,979	226,312	6,533,702	-	41,051,017
Fidelity Series Intrinsic Opportunities Fund	18,436,302	1,593,394	1,849,058	124,307	20,905,475
Fidelity Series Investment Grade Bond Fund	471,536,497	19,086,342	35,423,491	4,722,614	441,373,172
Fidelity Series Large Cap Value Fund	25,177,407	71,177	6,070,115	-	21,235,591
Fidelity Series Opportunistic Insights Fund	20,136,167	98,545	2,227,315	-	21,232,624
Fidelity Series Real Estate Equity Fund	4,218,184	711,118	393,181	28,875	4,163,869
Fidelity Series Real Estate Income Fund	8,061,268	398,072	764,904	220,870	7,247,706
Fidelity Series Small Cap Opportunities Fund	11,333,546	876,859	1,432,841	-	11,265,900
Fidelity Series Stock Selector Large Cap Value Fund	27,676,866	125,018	5,752,125	-	24,385,165
Fidelity Short-Term Bond Fund	390,811,762	6,653,886	31,431,859	1,442,401	365,094,332
Fidelity Small Cap Growth Fund	6,072,452	674,215	899,279	-	6,087,604
Fidelity Small Cap Value Fund	6,512,618	407,602	974,437	9,540	6,018,682
Total	$ 2,191,707,357	$ 57,855,886	$ 206,732,071	$ 10,700,600	$ 2,044,455,747
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,912,254,780) - See accompanying schedule	$ 2,044,455,747
Cash	13
Receivable for investments sold	919,837
Receivable for fund shares sold	2,249,686
Total assets	2,047,625,283

Liabilities
Payable for fund shares redeemed	3,178,627

Net Assets	$ 2,044,446,656
Net Assets consist of:
Paid in capital	$ 1,896,083,663
Undistributed net investment income	2,332,845
Accumulated undistributed net realized gain (loss) on investments	13,829,181
Net unrealized appreciation (depreciation) on investments	132,200,967
Net Assets, for 173,666,954 shares outstanding	$ 2,044,446,656
Net Asset Value, offering price and redemption price per share ($2,044,446,656 ÷ 173,666,954 shares)	$ 11.77

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,700,600

Expenses
Independent trustees' compensation	$ 3,992
Total expenses before reductions	3,992
Expense reductions	(3,992)	-
Net investment income (loss)		10,700,600
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,631,395
Capital gain distributions from underlying funds	3,947,908
Total net realized gain (loss)		15,579,303
Change in net unrealized appreciation (depreciation) on underlying funds		(10,006,818)
Net gain (loss)		5,572,485
Net increase (decrease) in net assets resulting from operations		$ 16,273,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,700,600	$ 30,039,521
Net realized gain (loss)	15,579,303	80,163,065
Change in net unrealized appreciation (depreciation)	(10,006,818)	(5,809,253)
Net increase (decrease) in net assets resulting from operations	16,273,085	104,393,333
Distributions to shareholders from net investment income	(10,426,406)	(30,676,109)
Distributions to shareholders from net realized gain	(31,503,011)	(15,315,416)
Total distributions	(41,929,417)	(45,991,525)
Share transactions Proceeds from sales of shares	224,562,531	576,179,291
Reinvestment of distributions	41,310,007	45,296,041
Cost of shares redeemed	(387,435,320)	(871,916,280)
Net increase (decrease) in net assets resulting from share transactions	(121,562,782)	(250,440,948)
Total increase (decrease) in net assets	(147,219,114)	(192,039,140)

Net Assets
Beginning of period	2,191,665,770	2,383,704,910
End of period (including undistributed net investment income of $2,332,845 and undistributed net investment income of $2,058,651, respectively)	$ 2,044,446,656	$ 2,191,665,770
Other Information Shares
Sold	19,111,175	49,200,613
Issued in reinvestment of distributions	3,502,312	3,877,974
Redeemed	(33,016,298)	(74,491,637)
Net increase (decrease)	(10,402,811)	(21,413,050)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.60	$ 11.48	$ 10.96	$ 9.37	$ 11.19
Income from Investment Operations
Net investment income (loss) D	.06	.15	.18	.19	.26	.36
Net realized and unrealized gain (loss)	.03	.40	.21	.60	1.65	(1.66)
Total from investment operations	.09	.55	.39	.79	1.91	(1.30)
Distributions from net investment income	(.06)	(.16)	(.19)	(.20)	(.26)	(.37)
Distributions from net realized gain	(.17)	(.08)	(.08)	(.07)	(.06)	(.15)
Total distributions	(.23)	(.24)	(.27)	(.27)	(.32) H	(.52)
Net asset value, end of period	$ 11.77	$ 11.91	$ 11.60	$ 11.48	$ 10.96	$ 9.37
Total Return B, C	.77%	4.79%	3.47%	7.33%	20.60%	(11.97)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.01% A	1.32%	1.58%	1.71%	2.54%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,044,447	$ 2,191,666	$ 2,383,705	$ 2,859,662	$ 2,734,398	$ 2,179,906
Portfolio turnover rate E	5% A	14%	20%	38%	29%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.8	1.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.5	1.3
Fidelity Disciplined Equity Fund	0.0	0.3
Fidelity Growth Company Fund	1.9	1.8
Fidelity Series 100 Index Fund	0.5	0.4
Fidelity Series All-Sector Equity Fund	2.0	2.0
Fidelity Series Equity-Income Fund	1.3	1.3
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	0.5	0.5
Fidelity Series Intrinsic Opportunities Fund	1.0	0.9
Fidelity Series Large Cap Value Fund	1.0	1.1
Fidelity Series Opportunistic Insights Fund	1.0	0.9
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.6	0.5
Fidelity Series Stock Selector Large Cap Value Fund	1.2	1.3
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	13.3	13.1
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	2.0	2.0
	4.4	4.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.9	5.0
Fidelity Series Real Estate Income Fund	0.4	0.4
	6.9	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.1	11.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.6	21.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	21.8	21.7
Fidelity Short-Term Bond Fund	17.9	17.8
	39.7	39.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.8%
Domestic Equity Funds	13.3%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.1%
Investment Grade Bond Funds	21.6%
Short-Term Funds	39.7%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.5%

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund (a)(c)	2,119,339	$ 16,975,904
Domestic Equity Funds - 13.3%
Fidelity Blue Chip Growth Fund (c)	233,627	13,646,138
Fidelity Growth Company Fund (c)	144,090	17,113,595
Fidelity Series 100 Index Fund (c)	371,215	4,113,059
Fidelity Series All-Sector Equity Fund (c)	1,262,641	17,878,996
Fidelity Series Equity-Income Fund (c)	1,032,515	12,163,022
Fidelity Series Growth & Income Fund (c)	395,024	4,763,986
Fidelity Series Intrinsic Opportunities Fund (c)	724,503	9,404,051
Fidelity Series Large Cap Value Fund (c)	740,379	9,350,986
Fidelity Series Opportunistic Insights Fund (c)	735,366	9,464,155
Fidelity Series Real Estate Equity Fund (c)	155,020	1,854,038
Fidelity Series Small Cap Opportunities Fund (c)	391,417	5,021,883
Fidelity Series Stock Selector Large Cap Value Fund (c)	883,995	10,767,060
Fidelity Small Cap Growth Fund (c)	146,136	2,732,743
Fidelity Small Cap Value Fund (c)	142,985	2,713,858
TOTAL DOMESTIC EQUITY FUNDS		120,987,570
TOTAL DOMESTIC EQUITY FUNDS (Cost $103,931,302)		137,963,474
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund (c)	1,350,728	18,329,379
Fidelity Series International Small Cap Fund (c)	242,250	3,703,998
Fidelity Series International Value Fund (c)	1,697,926	18,252,705
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		40,286,082
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund (c)	659,121	11,033,685
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $41,578,681)		51,319,767
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	472,932	$ 4,786,076
Fidelity Series Floating Rate High Income Fund (c)	986,002	10,431,904
Fidelity Series High Income Fund (c)	4,342,130	44,637,095
Fidelity Series Real Estate Income Fund (c)	295,472	3,244,285
TOTAL HIGH YIELD BOND FUNDS		63,099,360
Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund (c)	9,297,113	100,873,676
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund (c)	17,590,740	196,840,376
TOTAL BOND FUNDS (Cost $342,043,857)		360,813,412
Short-Term Funds - 39.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	198,492,953	198,492,953
Fidelity Short-Term Bond Fund (c)	18,982,299	162,868,122
TOTAL SHORT-TERM FUNDS (Cost $364,378,238)		361,361,075
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $851,932,078)		911,457,728
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,844)
NET ASSETS - 100%		$ 911,454,884
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 13,459,390	$ 814,174	$ 1,852,070	$ 33,031	$ 13,646,138
Fidelity Disciplined Equity Fund	2,941,841	-	3,075,816	-	-
Fidelity Growth Company Fund	18,102,567	55,890	3,877,253	-	17,113,595
Fidelity Institutional Money Market Portfolio Institutional Class	217,485,045	3,438,299	22,430,391	119,532	198,492,953
Fidelity Series 100 Index Fund	4,546,028	13,274	766,470	-	4,113,059
Fidelity Series All-Sector Equity Fund	19,752,787	44,060	3,786,278	-	17,878,996
Fidelity Series Commodity Strategy Fund	18,865,003	1,522,644	1,963,238	-	16,975,904
Fidelity Series Emerging Markets Debt Fund	5,390,785	168,335	403,173	133,644	4,786,076
Fidelity Series Emerging Markets Fund	12,168,692	147,872	1,257,383	-	11,033,685
Fidelity Series Equity-Income Fund	12,675,789	183,967	1,440,769	127,052	12,163,022
Fidelity Series Floating Rate High Income Fund	11,682,093	309,562	1,508,537	239,852	10,431,904
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	4,631,043	255,530	553,975	-	4,763,986
Fidelity Series High Income Fund	49,900,379	1,757,035	5,981,665	1,228,403	44,637,095
Fidelity Series Inflation-Protected Bond Index Fund	114,741,430	2,436,202	10,972,734	-	100,873,676
Fidelity Series International Growth Fund	20,131,920	84,270	3,158,099	-	18,329,379
Fidelity Series International Small Cap Fund	4,126,007	16,621	838,698	-	3,703,998
Fidelity Series International Value Fund	20,044,595	82,197	3,558,585	-	18,252,705
Fidelity Series Intrinsic Opportunities Fund	8,640,223	541,140	1,030,620	55,988	9,404,051
Fidelity Series Investment Grade Bond Fund	215,410,032	8,866,635	21,158,238	2,129,593	196,840,376
Fidelity Series Large Cap Value Fund	11,478,106	10,589	3,069,642	-	9,350,986
Fidelity Series Opportunistic Insights Fund	9,257,628	30,479	1,280,447	-	9,464,155
Fidelity Series Real Estate Equity Fund	1,980,634	253,323	219,952	12,914	1,854,038
Fidelity Series Real Estate Income Fund	3,727,756	176,218	455,957	100,873	3,244,285
Fidelity Series Small Cap Opportunities Fund	5,170,986	383,947	755,864	-	5,021,883
Fidelity Series Stock Selector Large Cap Value Fund	12,726,026	37,217	3,063,280	-	10,767,060
Fidelity Short-Term Bond Fund	178,738,729	2,771,114	18,211,212	650,839	162,868,122
Fidelity Small Cap Growth Fund	2,788,099	298,688	465,643	-	2,732,743
Fidelity Small Cap Value Fund	2,994,231	180,931	496,785	4,305	2,713,858
Total	$ 1,003,557,844	$ 24,880,213	$ 117,632,774	$ 4,836,026	$ 911,457,728
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $851,932,078) - See accompanying schedule	$ 911,457,728
Receivable for investments sold	513,079
Receivable for fund shares sold	625,048
Total assets	912,595,855

Liabilities
Payable for fund shares redeemed	1,140,971

Net Assets	$ 911,454,884
Net Assets consist of:
Paid in capital	$ 839,632,509
Undistributed net investment income	4,766,909
Accumulated undistributed net realized gain (loss) on investments	7,529,816
Net unrealized appreciation (depreciation) on investments	59,525,650
Net Assets, for 72,625,366 shares outstanding	$ 911,454,884
Net Asset Value, offering price and redemption price per share ($911,454,884 ÷ 72,625,366 shares)	$ 12.55

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,836,026

Expenses
Independent trustees' compensation	$ 1,812
Total expenses before reductions	1,812
Expense reductions	(1,812)	-
Net investment income (loss)		4,836,026
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,516,311
Capital gain distributions from underlying funds	1,766,987
Total net realized gain (loss)		8,283,298
Change in net unrealized appreciation (depreciation) on underlying funds		(5,863,864)
Net gain (loss)		2,419,434
Net increase (decrease) in net assets resulting from operations		$ 7,255,460

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,836,026	$ 14,543,943
Net realized gain (loss)	8,283,298	47,890,516
Change in net unrealized appreciation (depreciation)	(5,863,864)	(12,705,167)
Net increase (decrease) in net assets resulting from operations	7,255,460	49,729,292
Distributions to shareholders from net investment income	(2,430,725)	(15,922,623)
Distributions to shareholders from net realized gain	(8,860,376)	(7,401,419)
Total distributions	(11,291,101)	(23,324,042)
Share transactions Proceeds from sales of shares	71,194,402	211,998,303
Reinvestment of distributions	11,189,477	23,138,995
Cost of shares redeemed	(170,443,252)	(473,996,472)
Net increase (decrease) in net assets resulting from share transactions	(88,059,373)	(238,859,174)
Total increase (decrease) in net assets	(92,095,014)	(212,453,924)

Net Assets
Beginning of period	1,003,549,898	1,216,003,822
End of period (including undistributed net investment income of $4,766,909 and undistributed net investment income of $2,361,608, respectively)	$ 911,454,884	$ 1,003,549,898
Other Information Shares
Sold	5,700,990	17,091,972
Issued in reinvestment of distributions	890,882	1,877,679
Redeemed	(13,666,505)	(38,251,373)
Net increase (decrease)	(7,074,633)	(19,281,722)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 12.29	$ 12.18	$ 11.61	$ 9.86	$ 12.08
Income from Investment Operations
Net investment income (loss) D	.06	.16	.19	.20	.27	.37
Net realized and unrealized gain (loss)	.04	.41	.22	.67	1.83	(1.97)
Total from investment operations	.10	.57	.41	.87	2.10	(1.60)
Distributions from net investment income	(.03)	(.18)	(.20)	(.22)	(.29)	(.41)
Distributions from net realized gain	(.11)	(.09)	(.10)	(.08)	(.06)	(.21)
Total distributions	(.14)	(.27)	(.30)	(.30)	(.35) H	(.62)
Net asset value, end of period	$ 12.55	$ 12.59	$ 12.29	$ 12.18	$ 11.61	$ 9.86
Total Return B, C	.83%	4.70%	3.45%	7.56%	21.46%	(13.60)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.01% A	1.32%	1.58%	1.67%	2.47%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 911,455	$ 1,003,550	$ 1,216,004	$ 1,481,969	$ 1,708,818	$ 1,443,544
Portfolio turnover rate E	5% A	12%	19%	32%	31%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.6	3.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.5	2.3
Fidelity Disciplined Equity Fund	0.0	0.5
Fidelity Growth Company Fund	3.0	3.1
Fidelity Series 100 Index Fund	0.7	0.8
Fidelity Series All-Sector Equity Fund	3.1	3.4
Fidelity Series Equity-Income Fund	2.2	2.2
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	0.9	0.8
Fidelity Series Intrinsic Opportunities Fund	1.6	1.2
Fidelity Series Large Cap Value Fund	1.6	2.0
Fidelity Series Opportunistic Insights Fund	1.7	1.6
Fidelity Series Real Estate Equity Fund	0.3	0.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
Fidelity Series Stock Selector Large Cap Value Fund	1.9	2.2
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Value Fund	0.5	0.5
	21.4	22.3
Developed International Equity Funds
Fidelity Series International Growth Fund	3.3	3.4
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.3	3.3
	7.3	7.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	2.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.8	4.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	7.0	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.8	9.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.9	18.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	17.6	16.6
Fidelity Short-Term Bond Fund	14.4	13.6
	32.0	30.2
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.6%
Domestic Equity Funds	21.4%
Developed International Equity Funds	7.3%
Emerging MarketsEquity Funds	2.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	17.9%
Short-Term Funds	32.0%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	22.3%
Developed International Equity Funds	7.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	18.0%
Short-Term Funds	30.2%

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.0%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund (a)(c)	3,006,372	$ 24,081,037
Domestic Equity Funds - 21.4%
Fidelity Blue Chip Growth Fund (c)	284,788	16,634,467
Fidelity Growth Company Fund (c)	171,479	20,366,551
Fidelity Series 100 Index Fund (c)	444,913	4,929,638
Fidelity Series All-Sector Equity Fund (c)	1,506,816	21,336,508
Fidelity Series Equity-Income Fund (c)	1,252,304	14,752,142
Fidelity Series Growth & Income Fund (c)	478,067	5,765,484
Fidelity Series Intrinsic Opportunities Fund (c)	845,285	10,971,794
Fidelity Series Large Cap Value Fund (c)	869,620	10,983,303
Fidelity Series Opportunistic Insights Fund (c)	905,973	11,659,869
Fidelity Series Real Estate Equity Fund (c)	198,656	2,375,931
Fidelity Series Small Cap Opportunities Fund (c)	468,123	6,006,013
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,039,142	12,656,748
Fidelity Small Cap Growth Fund (c)	177,989	3,328,392
Fidelity Small Cap Value Fund (c)	170,258	3,231,491
TOTAL DOMESTIC EQUITY FUNDS		144,998,331
TOTAL DOMESTIC EQUITY FUNDS (Cost $151,610,934)		169,079,368
International Equity Funds - 9.3%

Developed International Equity Funds - 7.3%
Fidelity Series International Growth Fund (c)	1,657,778	22,496,050
Fidelity Series International Small Cap Fund (c)	297,929	4,555,339
Fidelity Series International Value Fund (c)	2,075,290	22,309,363
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		49,360,752
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund (c)	825,424	13,817,600
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $56,919,686)		63,178,352
Bond Funds - 33.7%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund (c)	420,554	$ 4,256,003
Fidelity Series Floating Rate High Income Fund (c)	720,930	7,627,442
Fidelity Series High Income Fund (c)	3,168,394	32,571,089
Fidelity Series Real Estate Income Fund (c)	275,826	3,028,572
TOTAL HIGH YIELD BOND FUNDS		47,483,106
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund (c)	5,524,220	59,937,784
Investment Grade Bond Funds - 17.9%
Fidelity Series Investment Grade Bond Fund (c)	10,830,300	121,191,055
TOTAL BOND FUNDS (Cost $232,410,290)		228,611,945
Short-Term Funds - 32.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	118,985,115	118,985,115
Fidelity Short-Term Bond Fund (c)	11,365,752	97,518,149
TOTAL SHORT-TERM FUNDS (Cost $217,861,738)		216,503,264
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $658,802,648)		677,372,929
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32)
NET ASSETS - 100%		$ 677,372,897
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 16,570,159	$ 1,364,034	$ 2,815,816	$ 40,834	$ 16,634,467
Fidelity Disciplined Equity Fund	3,612,518	3,354	3,785,056	-	-
Fidelity Growth Company Fund	21,623,451	554,472	5,211,734	-	20,366,551
Fidelity Institutional Money Market Portfolio Institutional Class	116,878,761	12,284,863	10,178,508	68,379	118,985,115
Fidelity Series 100 Index Fund	5,538,000	132,941	1,116,402	-	4,929,638
Fidelity Series All-Sector Equity Fund	23,962,206	563,098	5,434,714	-	21,336,508
Fidelity Series Commodity Strategy Fund	26,470,248	1,983,573	2,311,436	-	24,081,037
Fidelity Series Emerging Markets Debt Fund	4,702,012	233,269	354,763	117,686	4,256,003
Fidelity Series Emerging Markets Fund	14,594,326	525,320	1,300,844	-	13,817,600
Fidelity Series Equity-Income Fund	15,360,498	615,288	2,134,179	154,324	14,752,142
Fidelity Series Floating Rate High Income Fund	8,167,175	323,655	825,680	172,717	7,627,442
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	5,601,103	263,491	618,384	-	5,765,484
Fidelity Series High Income Fund	34,054,224	2,248,539	2,993,202	873,457	32,571,089
Fidelity Series Inflation-Protected Bond Index Fund	64,209,676	4,069,382	5,293,085	-	59,937,784
Fidelity Series International Growth Fund	23,779,915	574,341	3,418,284	-	22,496,050
Fidelity Series International Small Cap Fund	4,874,479	171,074	972,722	-	4,555,339
Fidelity Series International Value Fund	23,490,490	625,280	3,846,402	-	22,309,363
Fidelity Series Intrinsic Opportunities Fund	8,637,881	1,861,189	874,674	65,215	10,971,794
Fidelity Series Investment Grade Bond Fund	126,485,301	9,275,969	10,791,484	1,290,324	121,191,055
Fidelity Series Large Cap Value Fund	14,031,678	282,346	4,375,737	-	10,983,303
Fidelity Series Opportunistic Insights Fund	11,193,340	302,949	1,624,925	-	11,659,869
Fidelity Series Real Estate Equity Fund	2,461,176	348,949	225,340	16,636	2,375,931
Fidelity Series Real Estate Income Fund	3,360,451	202,087	343,429	93,909	3,028,572
Fidelity Series Small Cap Opportunities Fund	6,363,627	605,344	1,249,239	-	6,006,013
Fidelity Series Stock Selector Large Cap Value Fund	15,431,236	370,728	4,383,734	-	12,656,748
Fidelity Short-Term Bond Fund	95,700,835	10,446,848	8,396,301	373,236	97,518,149
Fidelity Small Cap Growth Fund	3,393,222	430,171	630,850	-	3,328,392
Fidelity Small Cap Value Fund	3,635,319	283,450	732,310	5,123	3,231,491
Total	$ 704,183,307	$ 50,946,004	$ 86,239,234	$ 3,271,840	$ 677,372,929
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $658,802,648) - See accompanying schedule	$ 677,372,929
Receivable for investments sold	840,218
Receivable for fund shares sold	402,533
Total assets	678,615,680

Liabilities
Payable for fund shares redeemed	1,242,783

Net Assets	$ 677,372,897
Net Assets consist of:
Paid in capital	$ 671,739,634
Undistributed net investment income	3,204,388
Accumulated undistributed net realized gain (loss) on investments	(16,141,406)
Net unrealized appreciation (depreciation) on investments	18,570,281
Net Assets, for 57,710,047 shares outstanding	$ 677,372,897
Net Asset Value, offering price and redemption price per share ($677,372,897 ÷ 57,710,047 shares)	$ 11.74

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,271,840

Expenses
Independent trustees' compensation	$ 1,302
Total expenses before reductions	1,302
Expense reductions	(1,302)	-
Net investment income (loss)		3,271,840
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,003,171
Capital gain distributions from underlying funds	2,131,179
Total net realized gain (loss)		9,134,350
Change in net unrealized appreciation (depreciation) on underlying funds		1,479,596
Net gain (loss)		10,613,946
Net increase (decrease) in net assets resulting from operations		$ 13,885,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,271,840	$ 10,136,653
Net realized gain (loss)	9,134,350	22,552,453
Change in net unrealized appreciation (depreciation)	1,479,596	8,411,298
Net increase (decrease) in net assets resulting from operations	13,885,786	41,100,404
Distributions to shareholders from net investment income	(1,514,229)	(10,742,526)
Distributions to shareholders from net realized gain	(121,138)	(4,341,485)
Total distributions	(1,635,367)	(15,084,011)
Share transactions Proceeds from sales of shares	82,626,120	171,676,253
Reinvestment of distributions	1,623,299	14,972,075
Cost of shares redeemed	(123,310,224)	(306,330,103)
Net increase (decrease) in net assets resulting from share transactions	(39,060,805)	(119,681,775)
Total increase (decrease) in net assets	(26,810,386)	(93,665,382)

Net Assets
Beginning of period	704,183,283	797,848,665
End of period (including undistributed net investment income of $3,204,388 and undistributed net investment income of $1,446,777, respectively)	$ 677,372,897	$ 704,183,283
Other Information Shares
Sold	7,133,652	15,303,988
Issued in reinvestment of distributions	139,459	1,345,365
Redeemed	(10,641,046)	(27,376,874)
Net increase (decrease)	(3,367,935)	(10,727,521)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 11.11	$ 11.13	$ 10.32	$ 8.02	$ 11.19
Income from Investment Operations
Net investment income (loss) D	.05	.15	.17	.17	.23	.29
Net realized and unrealized gain (loss)	.19	.51	.12	.91	2.39	(2.88)
Total from investment operations	.24	.66	.29	1.08	2.62	(2.59)
Distributions from net investment income	(.03)	(.17)	(.18)	(.19)	(.24)	(.32)
Distributions from net realized gain	- H	(.07)	(.13)	(.09)	(.08)	(.26)
Total distributions	(.03)	(.24)	(.31)	(.27) J	(.32) I	(.58)
Net asset value, end of period	$ 11.74	$ 11.53	$ 11.11	$ 11.13	$ 10.32	$ 8.02
Total Return B, C	2.06%	5.99%	2.76%	10.64%	32.83%	(23.91)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.94% A	1.38%	1.58%	1.60%	2.37%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 677,373	$ 704,183	$ 797,849	$ 932,400	$ 1,013,924	$ 770,642
Portfolio turnover rate E	15% A	22%	29%	38%	34%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.0	5.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.5	3.2
Fidelity Disciplined Equity Fund	0.0	0.7
Fidelity Growth Company Fund	4.3	4.3
Fidelity Series 100 Index Fund	1.0	1.1
Fidelity Series All-Sector Equity Fund	4.5	4.7
Fidelity Series Equity-Income Fund	3.0	3.0
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	1.2	1.1
Fidelity Series Intrinsic Opportunities Fund	2.3	1.7
Fidelity Series Large Cap Value Fund	2.3	2.8
Fidelity Series Opportunistic Insights Fund	2.4	2.2
Fidelity Series Real Estate Equity Fund	0.5	0.4
Fidelity Series Small Cap Opportunities Fund	1.2	1.2
Fidelity Series Stock Selector Large Cap Value Fund	2.7	3.0
Fidelity Small Cap Growth Fund	0.7	0.6
Fidelity Small Cap Value Fund	0.7	0.7
	30.3	30.7
Developed International Equity Funds
Fidelity Series International Growth Fund	4.7	4.7
Fidelity Series International Small Cap Fund	1.0	0.9
Fidelity Series International Value Fund	4.7	4.6
	10.4	10.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.8	2.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.7	4.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.9	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.7	10.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.4	21.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.4	6.9
Fidelity Short-Term Bond Fund	6.1	5.6
	13.5	12.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.0%
Domestic Equity Funds	30.3%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	21.4%
Short-Term Funds	13.5%

Six months ago
Commodity Funds	5.0%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	21.5%
Short-Term Funds	12.5%

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund (a)(c)	34,923,428	$ 279,736,657
Domestic Equity Funds - 30.3%
Fidelity Blue Chip Growth Fund (c)	3,336,223	194,868,783
Fidelity Growth Company Fund (c)	2,033,368	241,503,071
Fidelity Series 100 Index Fund (c)	5,087,298	56,367,266
Fidelity Series All-Sector Equity Fund (c)	17,914,739	253,672,703
Fidelity Series Equity-Income Fund (c)	14,539,685	171,277,494
Fidelity Series Growth & Income Fund (c)	5,531,307	66,707,561
Fidelity Series Intrinsic Opportunities Fund (c)	9,971,377	129,428,472
Fidelity Series Large Cap Value Fund (c)	10,338,065	130,569,761
Fidelity Series Opportunistic Insights Fund (c)	10,447,313	134,456,912
Fidelity Series Real Estate Equity Fund (c)	2,173,224	25,991,765
Fidelity Series Small Cap Opportunities Fund (c)	5,379,204	69,015,189
Fidelity Series Stock Selector Large Cap Value Fund (c)	12,338,801	150,286,591
Fidelity Small Cap Growth Fund (c)	2,034,269	38,040,831
Fidelity Small Cap Value Fund (c)	1,926,288	36,560,948
TOTAL DOMESTIC EQUITY FUNDS		1,698,747,347
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,742,321,428)		1,978,484,004
International Equity Funds - 13.2%

Developed International Equity Funds - 10.4%
Fidelity Series International Growth Fund (c)	19,430,181	263,667,555
Fidelity Series International Small Cap Fund (c)	3,548,669	54,259,145
Fidelity Series International Value Fund (c)	24,608,821	264,544,825
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		582,471,525
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund (c)	9,544,306	159,771,685
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $663,461,431)		742,243,210
Bond Funds - 38.0%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	3,443,415	$ 34,847,357
Fidelity Series Floating Rate High Income Fund (c)	5,924,196	62,677,989
Fidelity Series High Income Fund (c)	25,760,917	264,822,223
Fidelity Series Real Estate Income Fund (c)	2,462,335	27,036,440
TOTAL HIGH YIELD BOND FUNDS		389,384,009
Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund (c)	50,212,700	544,807,795
Investment Grade Bond Funds - 21.4%
Fidelity Series Investment Grade Bond Fund (c)	107,311,263	1,200,813,027
TOTAL BOND FUNDS (Cost $2,159,969,415)		2,135,004,831
Short-Term Funds - 13.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	417,224,429	417,224,429
Fidelity Short-Term Bond Fund (c)	39,827,620	341,720,981
TOTAL SHORT-TERM FUNDS (Cost $768,131,391)		758,945,410
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,333,883,665)		5,614,677,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		(39,655)
NET ASSETS - 100%		$ 5,614,637,800
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 186,114,976	$ 11,956,792	$ 20,134,051	$ 471,831	$ 194,868,783
Fidelity Disciplined Equity Fund	40,864,204	-	42,787,698	-	-
Fidelity Growth Company Fund	252,031,793	384,977	50,098,206	-	241,503,071
Fidelity Institutional Money Market Portfolio Institutional Class	404,251,789	42,628,913	29,656,273	238,001	417,224,429
Fidelity Series 100 Index Fund	63,169,918	96,394	11,325,278	-	56,367,266
Fidelity Series All-Sector Equity Fund	274,884,699	252,614	47,522,247	-	253,672,703
Fidelity Series Commodity Strategy Fund	291,037,550	34,225,532	22,628,436	-	279,736,657
Fidelity Series Emerging Markets Debt Fund	38,879,246	1,415,586	2,769,021	967,558	34,847,357
Fidelity Series Emerging Markets Fund	165,102,623	6,877,668	12,503,632	-	159,771,685
Fidelity Series Equity-Income Fund	176,228,827	2,282,980	17,573,073	1,769,452	171,277,494
Fidelity Series Floating Rate High Income Fund	67,425,812	1,718,259	6,154,584	1,419,084	62,677,989
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	64,280,620	2,727,541	6,245,892	-	66,707,561
Fidelity Series High Income Fund	281,818,109	9,565,474	20,520,684	7,138,303	264,822,223
Fidelity Series Inflation-Protected Bond Index Fund	596,159,790	17,338,433	40,654,776	-	544,807,795
Fidelity Series International Growth Fund	273,833,776	678,905	29,085,176	-	263,667,555
Fidelity Series International Small Cap Fund	55,789,764	111,630	7,416,244	-	54,259,145
Fidelity Series International Value Fund	271,671,324	616,601	31,540,375	-	264,544,825
Fidelity Series Intrinsic Opportunities Fund	102,272,330	19,159,352	8,024,952	770,479	129,428,472
Fidelity Series Investment Grade Bond Fund	1,265,479,190	60,660,961	87,717,235	12,811,517	1,200,813,027
Fidelity Series Large Cap Value Fund	162,294,534	47,309	44,477,582	-	130,569,761
Fidelity Series Opportunistic Insights Fund	128,375,786	239,223	14,573,177	-	134,456,912
Fidelity Series Real Estate Equity Fund	26,877,220	3,531,636	2,144,986	180,536	25,991,765
Fidelity Series Real Estate Income Fund	30,215,379	1,394,555	2,873,409	841,194	27,036,440
Fidelity Series Small Cap Opportunities Fund	71,078,566	5,148,494	10,256,803	-	69,015,189
Fidelity Series Stock Selector Large Cap Value Fund	177,344,742	270,982	42,071,408	-	150,286,591
Fidelity Short-Term Bond Fund	332,020,499	34,956,978	24,440,025	1,301,182	341,720,981
Fidelity Small Cap Growth Fund	38,482,496	4,112,924	6,033,435	-	38,040,831
Fidelity Small Cap Value Fund	41,330,695	2,387,738	7,649,854	58,007	36,560,948
Total	$ 5,879,316,257	$ 264,788,451	$ 648,878,512	$ 27,967,144	$ 5,614,677,455
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,333,883,665) - See accompanying schedule		$ 5,614,677,455
Receivable for investments sold		3,512,632
Receivable for fund shares sold		3,052,179
Other receivables		58,636
Total assets		5,621,300,902

Liabilities
Payable for fund shares redeemed	$ 6,604,467
Other payables and accrued expenses	58,635
Total liabilities		6,663,102

Net Assets		$ 5,614,637,800
Net Assets consist of:
Paid in capital		$ 5,395,912,703
Undistributed net investment income		27,722,283
Accumulated undistributed net realized gain (loss) on investments		(89,790,976)
Net unrealized appreciation (depreciation) on investments		280,793,790
Net Assets, for 372,275,876 shares outstanding		$ 5,614,637,800
Net Asset Value, offering price and redemption price per share ($5,614,637,800 ÷ 372,275,876 shares)		$ 15.08

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,967,144

Expenses
Independent trustees' compensation	$ 10,814
Total expenses before reductions	10,814
Expense reductions	(10,814)	-
Net investment income (loss)		27,967,144
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	66,830,535
Capital gain distributions from underlying funds	24,424,540
Total net realized gain (loss)		91,255,075
Change in net unrealized appreciation (depreciation) on underlying funds		52,620,723
Net gain (loss)		143,875,798
Net increase (decrease) in net assets resulting from operations		$ 171,842,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,967,144	$ 97,566,494
Net realized gain (loss)	91,255,075	271,207,451
Change in net unrealized appreciation (depreciation)	52,620,723	59,475,421
Net increase (decrease) in net assets resulting from operations	171,842,942	428,249,366
Distributions to shareholders from net investment income	(12,272,333)	(104,287,093)
Distributions to shareholders from net realized gain	(1,583,533)	(42,473,324)
Total distributions	(13,855,866)	(146,760,417)
Share transactions Proceeds from sales of shares	448,643,672	1,055,233,571
Reinvestment of distributions	13,748,825	145,632,188
Cost of shares redeemed	(885,033,342)	(2,663,149,142)
Net increase (decrease) in net assets resulting from share transactions	(422,640,845)	(1,462,283,383)
Total increase (decrease) in net assets	(264,653,769)	(1,180,794,434)

Net Assets
Beginning of period	5,879,291,569	7,060,086,003
End of period (including undistributed net investment income of $27,722,283 and undistributed net investment income of $12,027,472, respectively)	$ 5,614,637,800	$ 5,879,291,569
Other Information Shares
Sold	30,315,502	74,675,351
Issued in reinvestment of distributions	924,601	10,401,803
Redeemed	(59,821,674)	(188,864,045)
Net increase (decrease)	(28,581,571)	(103,786,891)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 13.99	$ 14.05	$ 12.89	$ 9.87	$ 14.07
Income from Investment Operations
Net investment income (loss) D	.07	.22	.23	.22	.29	.37
Net realized and unrealized gain (loss)	.38	.80	.17	1.31	3.14	(3.77)
Total from investment operations	.45	1.02	.40	1.53	3.43	(3.40)
Distributions from net investment income	(.03)	(.24)	(.26)	(.25)	(.31)	(.40)
Distributions from net realized gain	- H	(.10)	(.20)	(.12)	(.11)	(.40)
Total distributions	(.04) J	(.34)	(.46)	(.37)	(.41) I	(.80)
Net asset value, end of period	$ 15.08	$ 14.67	$ 13.99	$ 14.05	$ 12.89	$ 9.87
Total Return B, C	3.04%	7.43%	3.01%	12.02%	34.99%	(25.06)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.97% A	1.54%	1.67%	1.64%	2.40%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,614,638	$ 5,879,292	$ 7,060,086	$ 9,701,251	$ 11,088,228	$ 9,130,697
Portfolio turnover rate E	9% A	19%	18%	34%	25%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.2	5.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.6	3.3
Fidelity Disciplined Equity Fund	0.0	0.7
Fidelity Growth Company Fund	4.5	4.5
Fidelity Series 100 Index Fund	1.1	1.1
Fidelity Series All-Sector Equity Fund	4.7	4.9
Fidelity Series Equity-Income Fund	3.2	3.1
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	1.3	1.1
Fidelity Series Intrinsic Opportunities Fund	2.4	1.8
Fidelity Series Large Cap Value Fund	2.5	2.9
Fidelity Series Opportunistic Insights Fund	2.5	2.3
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	1.3	1.3
Fidelity Series Stock Selector Large Cap Value Fund	2.8	3.1
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Value Fund	0.7	0.7
	31.8	32.0
Developed International Equity Funds
Fidelity Series International Growth Fund	4.9	4.8
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	5.0	4.8
	10.9	10.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.6
	6.9	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.9	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.5	22.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.4	5.3
Fidelity Short-Term Bond Fund	4.4	4.4
	9.8	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.2%
Domestic Equity Funds	31.8%
Developed International Equity Funds	10.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.5%
Short-Term Funds	9.8%

Six months ago
Commodity Funds	5.3%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.7%

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.0%
	Shares	Value
Commodity Funds - 5.2%
Fidelity Series Commodity Strategy Fund (a)(c)	42,063,112	$ 336,925,524
Domestic Equity Funds - 31.8%
Fidelity Blue Chip Growth Fund (c)	3,960,675	231,343,033
Fidelity Growth Company Fund (c)	2,450,443	291,039,143
Fidelity Series 100 Index Fund (c)	6,169,264	68,355,441
Fidelity Series All-Sector Equity Fund (c)	21,489,340	304,289,054
Fidelity Series Equity-Income Fund (c)	17,432,990	205,360,618
Fidelity Series Growth & Income Fund (c)	6,674,399	80,493,257
Fidelity Series Intrinsic Opportunities Fund (c)	11,886,700	154,289,361
Fidelity Series Large Cap Value Fund (c)	12,416,753	156,823,596
Fidelity Series Opportunistic Insights Fund (c)	12,460,041	160,360,726
Fidelity Series Real Estate Equity Fund (c)	2,615,219	31,278,013
Fidelity Series Small Cap Opportunities Fund (c)	6,535,324	83,848,212
Fidelity Series Stock Selector Large Cap Value Fund (c)	14,919,870	181,724,011
Fidelity Small Cap Growth Fund (c)	2,438,860	45,606,688
Fidelity Small Cap Value Fund (c)	2,351,151	44,624,852
TOTAL DOMESTIC EQUITY FUNDS		2,039,436,005
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,020,224,950)		2,376,361,529
International Equity Funds - 13.9%

Developed International Equity Funds - 10.9%
Fidelity Series International Growth Fund (c)	23,313,679	316,366,619
Fidelity Series International Small Cap Fund (c)	4,277,380	65,401,142
Fidelity Series International Value Fund (c)	29,519,397	317,333,523
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		699,101,284
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund (c)	11,505,667	192,604,869
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $772,659,876)		891,706,153
Bond Funds - 39.3%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	3,868,659	$ 39,150,831
Fidelity Series Floating Rate High Income Fund (c)	6,815,042	72,103,142
Fidelity Series High Income Fund (c)	29,088,515	299,029,934
Fidelity Series Real Estate Income Fund (c)	3,103,356	34,074,845
TOTAL HIGH YIELD BOND FUNDS		444,358,752
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund (c)	58,377,515	633,396,036
Investment Grade Bond Funds - 22.5%
Fidelity Series Investment Grade Bond Fund (c)	129,347,073	1,447,393,744
TOTAL BOND FUNDS (Cost $2,518,457,942)		2,525,148,532
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	345,937,531	345,937,531
Fidelity Short-Term Bond Fund (c)	33,013,013	283,251,649
TOTAL SHORT-TERM FUNDS (Cost $632,078,845)		629,189,180
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,943,421,613)		6,422,405,394
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,622)
NET ASSETS - 100%		$ 6,422,392,772
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 213,759,696	$ 16,208,805	$ 18,219,660	$ 558,171	$ 231,343,033
Fidelity Disciplined Equity Fund	47,041,667	55,304	49,331,893	-	-
Fidelity Growth Company Fund	293,214,576	4,295,450	52,546,249	-	291,039,143
Fidelity Institutional Money Market Portfolio Institutional Class	347,754,811	20,290,489	22,107,769	200,389	345,937,531
Fidelity Series 100 Index Fund	73,222,342	1,053,760	11,058,975	-	68,355,441
Fidelity Series All-Sector Equity Fund	316,372,211	3,084,830	45,667,085	-	304,289,054
Fidelity Series Commodity Strategy Fund	346,399,555	40,180,432	22,477,808	-	336,925,524
Fidelity Series Emerging Markets Debt Fund	42,694,851	1,860,016	2,434,595	1,073,116	39,150,831
Fidelity Series Emerging Markets Fund	189,047,511	14,755,523	11,937,253	-	192,604,869
Fidelity Series Equity-Income Fund	200,337,181	7,552,938	14,427,539	2,040,520	205,360,618
Fidelity Series Floating Rate High Income Fund	73,928,556	2,959,414	4,439,797	1,591,501	72,103,142
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	73,162,778	5,915,679	5,444,828	-	80,493,257
Fidelity Series High Income Fund	305,127,509	20,165,780	19,632,068	7,888,137	299,029,934
Fidelity Series Inflation-Protected Bond Index Fund	643,423,611	56,872,726	35,900,578	-	633,396,036
Fidelity Series International Growth Fund	313,168,036	5,408,861	23,853,966	-	316,366,619
Fidelity Series International Small Cap Fund	63,922,233	1,062,615	6,436,553	-	65,401,142
Fidelity Series International Value Fund	310,953,542	5,318,018	26,989,452	-	317,333,523
Fidelity Series Intrinsic Opportunities Fund	118,472,548	26,021,631	9,122,950	913,506	154,289,361
Fidelity Series Investment Grade Bond Fund	1,468,099,626	102,935,784	79,814,957	15,117,847	1,447,393,744
Fidelity Series Large Cap Value Fund	190,651,645	1,218,309	50,131,490	-	156,823,596
Fidelity Series Opportunistic Insights Fund	146,144,507	2,778,899	12,471,273	-	160,360,726
Fidelity Series Real Estate Equity Fund	30,362,650	5,539,784	1,923,854	211,921	31,278,013
Fidelity Series Real Estate Income Fund	36,597,869	2,213,817	2,648,560	1,030,864	34,074,845
Fidelity Series Small Cap Opportunities Fund	81,880,283	7,415,960	8,882,914	-	83,848,212
Fidelity Series Stock Selector Large Cap Value Fund	201,706,380	2,947,595	39,825,335	-	181,724,011
Fidelity Short-Term Bond Fund	286,320,176	16,672,089	19,033,024	1,093,638	283,251,649
Fidelity Small Cap Growth Fund	45,014,044	5,278,287	6,389,681	-	45,606,688
Fidelity Small Cap Value Fund	48,403,699	3,435,254	7,704,747	70,478	44,624,852
Total	$ 6,507,184,093	$ 383,498,049	$ 610,854,853	$ 31,790,088	$ 6,422,405,394
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,943,421,613) - See accompanying schedule	$ 6,422,405,394
Receivable for investments sold	4,644,134
Receivable for fund shares sold	6,527,142
Total assets	6,433,576,670

Liabilities
Payable for fund shares redeemed	11,183,898

Net Assets	$ 6,422,392,772
Net Assets consist of:
Paid in capital	$ 5,858,863,154
Undistributed net investment income	31,277,457
Accumulated undistributed net realized gain (loss) on investments	53,268,380
Net unrealized appreciation (depreciation) on investments	478,983,781
Net Assets, for 510,559,290 shares outstanding	$ 6,422,392,772
Net Asset Value, offering price and redemption price per share ($6,422,392,772 ÷ 510,559,290 shares)	$ 12.58

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 31,790,088

Expenses
Independent trustees' compensation	$ 12,081
Total expenses before reductions	12,081
Expense reductions	(12,081)	-
Net investment income (loss)		31,790,088
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	36,766,836
Capital gain distributions from underlying funds	29,188,341
Total net realized gain (loss)		65,955,177
Change in net unrealized appreciation (depreciation) on underlying funds		105,810,909
Net gain (loss)		171,766,086
Net increase (decrease) in net assets resulting from operations		$ 203,556,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,790,088	$ 104,883,570
Net realized gain (loss)	65,955,177	382,847,840
Change in net unrealized appreciation (depreciation)	105,810,909	(18,263,602)
Net increase (decrease) in net assets resulting from operations	203,556,174	469,467,808
Distributions to shareholders from net investment income	(13,672,252)	(110,329,490)
Distributions to shareholders from net realized gain	(37,861,474)	(45,506,416)
Total distributions	(51,533,726)	(155,835,906)
Share transactions Proceeds from sales of shares	908,915,025	1,800,318,470
Reinvestment of distributions	51,296,963	155,091,386
Cost of shares redeemed	(1,197,010,833)	(3,017,087,231)
Net increase (decrease) in net assets resulting from share transactions	(236,798,845)	(1,061,677,375)
Total increase (decrease) in net assets	(84,776,397)	(748,045,473)

Net Assets
Beginning of period	6,507,169,169	7,255,214,642
End of period (including undistributed net investment income of $31,277,457 and undistributed net investment income of $13,159,621, respectively)	$ 6,422,392,772	$ 6,507,169,169
Other Information Shares
Sold	73,568,127	152,357,073
Issued in reinvestment of distributions	4,126,868	13,251,938
Redeemed	(97,000,356)	(256,121,423)
Net increase (decrease)	(19,305,361)	(90,512,412)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.69	$ 11.74	$ 10.74	$ 8.13	$ 11.73
Income from Investment Operations
Net investment income (loss) D	.06	.18	.20	.18	.24	.29
Net realized and unrealized gain (loss)	.34	.69	.12	1.12	2.70	(3.29)
Total from investment operations	.40	.87	.32	1.30	2.94	(3.00)
Distributions from net investment income	(.03)	(.20)	(.21)	(.20)	(.24)	(.30)
Distributions from net realized gain	(.07)	(.08)	(.16)	(.10)	(.09)	(.30)
Total distributions	(.10)	(.28)	(.37)	(.30)	(.33) H	(.60)
Net asset value, end of period	$ 12.58	$ 12.28	$ 11.69	$ 11.74	$ 10.74	$ 8.13
Total Return B, C	3.25%	7.60%	2.95%	12.24%	36.33%	(26.45)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.99% A	1.57%	1.71%	1.66%	2.38%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,422,393	$ 6,507,169	$ 7,255,215	$ 8,851,315	$ 8,848,519	$ 6,089,406
Portfolio turnover rate E	12% A	23%	24%	43%	30%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.7	5.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.9	3.6
Fidelity Disciplined Equity Fund	0.0	0.8
Fidelity Growth Company Fund	4.9	4.9
Fidelity Series 100 Index Fund	1.1	1.2
Fidelity Series All-Sector Equity Fund	5.1	5.4
Fidelity Series Equity-Income Fund	3.5	3.4
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	1.3	1.2
Fidelity Series Intrinsic Opportunities Fund	2.6	1.9
Fidelity Series Large Cap Value Fund	2.6	3.2
Fidelity Series Opportunistic Insights Fund	2.7	2.5
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	1.4	1.4
Fidelity Series Stock Selector Large Cap Value Fund	3.1	3.4
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Value Fund	0.7	0.8
	34.2	35.0
Developed International Equity Funds
Fidelity Series International Growth Fund	5.4	5.2
Fidelity Series International Small Cap Fund	1.1	1.1
Fidelity Series International Value Fund	5.3	5.2
	11.8	11.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	3.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.8
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.1	5.4
Fidelity Series Real Estate Income Fund	0.6	0.6
	7.5	7.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.3	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.0	21.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.0	3.7
Fidelity Short-Term Bond Fund	3.3	3.0
	7.3	6.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.7%
Domestic Equity Funds	34.2%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	8.3%
Investment Grade Bond Funds	22.0%
Short-Term Funds	7.3%

Six months ago
Commodity Funds	5.8%
Domestic Equity Funds	35.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.9%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.9%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund (a)(c)	96,030,689	$ 769,205,821
Domestic Equity Funds - 34.2%
Fidelity Blue Chip Growth Fund (c)	9,076,880	530,180,576
Fidelity Growth Company Fund (c)	5,595,849	664,619,035
Fidelity Series 100 Index Fund (c)	13,711,850	151,927,298
Fidelity Series All-Sector Equity Fund (c)	48,941,906	693,017,391
Fidelity Series Equity-Income Fund (c)	39,587,205	466,337,269
Fidelity Series Growth & Income Fund (c)	15,101,993	182,130,035
Fidelity Series Intrinsic Opportunities Fund (c)	26,607,496	345,365,304
Fidelity Series Large Cap Value Fund (c)	28,173,755	355,834,528
Fidelity Series Opportunistic Insights Fund (c)	28,460,028	366,280,563
Fidelity Series Real Estate Equity Fund (c)	5,929,351	70,915,039
Fidelity Series Small Cap Opportunities Fund (c)	14,464,266	185,576,535
Fidelity Series Stock Selector Large Cap Value Fund (c)	33,977,403	413,844,764
Fidelity Small Cap Growth Fund (c)	5,450,026	101,915,484
Fidelity Small Cap Value Fund (c)	5,112,468	97,034,634
TOTAL DOMESTIC EQUITY FUNDS		4,624,978,455
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,534,340,275)		5,394,184,276
International Equity Funds - 15.0%

Developed International Equity Funds - 11.8%
Fidelity Series International Growth Fund (c)	53,169,220	721,506,311
Fidelity Series International Small Cap Fund (c)	9,660,176	147,704,083
Fidelity Series International Value Fund (c)	66,953,637	719,751,602
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,588,961,996
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund (c)	26,139,707	437,578,692
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,761,586,627)		2,026,540,688
Bond Funds - 37.8%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund (c)	9,748,727	$ 98,657,112
Fidelity Series Floating Rate High Income Fund (c)	14,181,417	150,039,391
Fidelity Series High Income Fund (c)	66,862,743	687,349,002
Fidelity Series Real Estate Income Fund (c)	6,957,232	76,390,410
TOTAL HIGH YIELD BOND FUNDS		1,012,435,915
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund (c)	103,723,000	1,125,394,546
Investment Grade Bond Funds - 22.0%
Fidelity Series Investment Grade Bond Fund (c)	265,081,976	2,966,267,306
TOTAL BOND FUNDS (Cost $5,122,323,511)		5,104,097,767
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	541,545,881	541,545,881
Fidelity Short-Term Bond Fund (c)	51,631,399	442,997,403
TOTAL SHORT-TERM FUNDS (Cost $983,687,095)		984,543,284
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,401,937,508)		13,509,366,015
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,987)
NET ASSETS - 100%		$ 13,509,351,028
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 492,062,782	$ 38,383,843	$ 45,391,322	$ 1,275,642	$ 530,180,576
Fidelity Disciplined Equity Fund	108,272,106	122,145	113,485,481	-	-
Fidelity Growth Company Fund	663,180,853	8,544,634	112,077,373	-	664,619,035
Fidelity Institutional Money Market Portfolio Institutional Class	500,577,942	66,511,032	25,543,093	301,722	541,545,881
Fidelity Series 100 Index Fund	167,578,924	2,138,625	29,616,223	-	151,927,298
Fidelity Series All-Sector Equity Fund	725,747,232	6,365,808	108,778,580	-	693,017,391
Fidelity Series Commodity Strategy Fund	793,221,467	85,796,185	47,238,683	-	769,205,821
Fidelity Series Emerging Markets Debt Fund	106,653,094	5,022,112	5,601,621	2,688,447	98,657,112
Fidelity Series Emerging Markets Fund	432,568,504	28,716,914	25,118,537	-	437,578,692
Fidelity Series Equity-Income Fund	460,774,634	14,968,980	36,619,245	4,658,738	466,337,269
Fidelity Series Floating Rate High Income Fund	154,240,602	6,285,083	9,764,153	3,312,685	150,039,391
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	168,043,313	10,735,833	12,326,610	-	182,130,035
Fidelity Series High Income Fund	731,007,157	34,126,596	62,036,107	18,439,422	687,349,002
Fidelity Series Inflation-Protected Bond Index Fund	1,109,832,266	124,701,579	55,005,075	-	1,125,394,546
Fidelity Series International Growth Fund	714,965,886	11,065,942	53,828,870	-	721,506,311
Fidelity Series International Small Cap Fund	145,365,421	2,215,762	15,361,040	-	147,704,083
Fidelity Series International Value Fund	707,702,951	11,114,983	62,713,914	-	719,751,602
Fidelity Series Intrinsic Opportunities Fund	261,908,477	58,823,622	16,999,289	2,044,356	345,365,304
Fidelity Series Investment Grade Bond Fund	2,944,508,889	252,049,274	141,492,210	30,711,761	2,966,267,306
Fidelity Series Large Cap Value Fund	429,894,987	2,318,731	110,124,926	-	355,834,528
Fidelity Series Opportunistic Insights Fund	335,611,023	4,971,764	28,904,726	-	366,280,563
Fidelity Series Real Estate Equity Fund	72,192,684	8,988,791	4,070,232	487,603	70,915,039
Fidelity Series Real Estate Income Fund	81,896,972	5,049,924	5,849,871	2,322,200	76,390,410
Fidelity Series Small Cap Opportunities Fund	188,084,857	16,072,189	26,729,220	-	185,576,535
Fidelity Series Stock Selector Large Cap Value Fund	463,784,970	5,974,114	94,718,417	-	413,844,764
Fidelity Short-Term Bond Fund	410,672,936	54,791,808	21,460,381	1,650,921	442,997,403
Fidelity Small Cap Growth Fund	101,126,412	11,712,172	14,795,146	-	101,915,484
Fidelity Small Cap Value Fund	108,495,992	7,412,998	20,199,512	153,143	97,034,634
Total	$ 13,579,973,333	$ 884,981,443	$ 1,305,849,857	$ 68,046,640	$ 13,509,366,015
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $12,401,937,508) - See accompanying schedule		$ 13,509,366,015
Cash		6
Receivable for investments sold		5,473,868
Receivable for fund shares sold		12,491,665
Other receivables		100,574
Total assets		13,527,432,128

Liabilities
Payable for fund shares redeemed	$ 17,980,526
Other payables and accrued expenses	100,574
Total liabilities		18,081,100

Net Assets		$ 13,509,351,028
Net Assets consist of:
Paid in capital		$ 12,194,097,475
Undistributed net investment income		67,495,534
Accumulated undistributed net realized gain (loss) on investments		140,329,512
Net unrealized appreciation (depreciation) on investments		1,107,428,507
Net Assets, for 878,073,637 shares outstanding		$ 13,509,351,028
Net Asset Value, offering price and redemption price per share ($13,509,351,028 ÷ 878,073,637 shares)		$ 15.39

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 68,046,640

Expenses
Independent trustees' compensation	$ 25,268
Total expenses before reductions	25,268
Expense reductions	(25,268)	-
Net investment income (loss)		68,046,640
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	102,934,599
Capital gain distributions from underlying funds	65,577,135
Total net realized gain (loss)		168,511,734
Change in net unrealized appreciation (depreciation) on underlying funds		247,326,495
Net gain (loss)		415,838,229
Net increase (decrease) in net assets resulting from operations		$ 483,884,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,046,640	$ 232,843,698
Net realized gain (loss)	168,511,734	966,217,209
Change in net unrealized appreciation (depreciation)	247,326,495	(145,899,197)
Net increase (decrease) in net assets resulting from operations	483,884,869	1,053,161,710
Distributions to shareholders from net investment income	(29,846,241)	(243,387,454)
Distributions to shareholders from net realized gain	(59,692,392)	(89,218,598)
Total distributions	(89,538,633)	(332,606,052)
Share transactions Proceeds from sales of shares	1,481,475,607	3,011,958,439
Reinvestment of distributions	89,201,443	331,286,060
Cost of shares redeemed	(2,035,622,715)	(5,907,826,193)
Net increase (decrease) in net assets resulting from share transactions	(464,945,665)	(2,564,581,694)
Total increase (decrease) in net assets	(70,599,429)	(1,844,026,036)

Net Assets
Beginning of period	13,579,950,457	15,423,976,493
End of period (including undistributed net investment income of $67,495,534 and undistributed net investment income of $29,295,135, respectively)	$ 13,509,351,028	$ 13,579,950,457
Other Information Shares
Sold	98,280,650	210,663,326
Issued in reinvestment of distributions	5,880,124	23,411,907
Redeemed	(135,168,513)	(414,285,789)
Net increase (decrease)	(31,007,739)	(180,210,556)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.94	$ 14.16	$ 14.33	$ 12.98	$ 9.42	$ 14.66
Income from Investment Operations
Net investment income (loss) D	.08	.24	.24	.22	.27	.33
Net realized and unrealized gain (loss)	.47	.89	.08	1.50	3.68	(4.74)
Total from investment operations	.55	1.13	.32	1.72	3.95	(4.41)
Distributions from net investment income	(.03)	(.25)	(.26)	(.24)	(.29)	(.31)
Distributions from net realized gain	(.07)	(.10)	(.22)	(.14)	(.11)	(.52)
Total distributions	(.10)	(.35)	(.49) J	(.37) I	(.39) H	(.83)
Net asset value, end of period	$ 15.39	$ 14.94	$ 14.16	$ 14.33	$ 12.98	$ 9.42
Total Return B, C	3.68%	8.12%	2.45%	13.47%	42.19%	(31.39)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.01% A	1.65%	1.74%	1.69%	2.30%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,509,351	$ 13,579,950	$ 15,423,976	$ 19,923,391	$ 20,563,040	$ 14,316,696
Portfolio turnover rate E	13% A	25%	24%	42%	29%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.135 per share.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.0	7.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	4.7	4.4
Fidelity Disciplined Equity Fund	0.0	1.0
Fidelity Growth Company Fund	6.0	6.0
Fidelity Series 100 Index Fund	1.4	1.5
Fidelity Series All-Sector Equity Fund	6.2	6.5
Fidelity Series Equity-Income Fund	4.2	4.0
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	1.7	1.5
Fidelity Series Intrinsic Opportunities Fund	3.2	2.5
Fidelity Series Large Cap Value Fund	3.2	3.9
Fidelity Series Opportunistic Insights Fund	3.2	2.9
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	1.7	1.7
Fidelity Series Stock Selector Large Cap Value Fund	3.8	4.1
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Value Fund	0.9	1.0
	41.8	42.5
Developed International Equity Funds
Fidelity Series International Growth Fund	6.4	6.3
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	6.5	6.3
	14.3	13.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.9	3.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.8
Fidelity Series Floating Rate High Income Fund	1.0	1.0
Fidelity Series High Income Fund	6.8	6.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	9.0	9.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.6	5.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.4	17.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.4
Fidelity Short-Term Bond Fund	0.5	0.3
	1.0	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.0%
Domestic Equity Funds	41.8%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	3.9%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	5.6%
Investment Grade Bond Funds	17.4%
Short-Term Funds	1.0%

Six months ago
Commodity Funds	7.2%
Domestic Equity Funds	42.5%
Developed International Equity Funds	13.9%
Emerging Markets Equity Funds	3.9%
High Yield Bond Funds	9.2%
Inflation-Protected Bond Funds	5.4%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.8%
	Shares	Value
Commodity Funds - 7.0%
Fidelity Series Commodity Strategy Fund (a)(c)	75,635,781	$ 605,842,604
Domestic Equity Funds - 41.8%
Fidelity Blue Chip Growth Fund (c)	6,967,087	406,947,550
Fidelity Growth Company Fund (c)	4,339,895	515,449,326
Fidelity Series 100 Index Fund (c)	10,905,946	120,837,876
Fidelity Series All-Sector Equity Fund (c)	37,871,919	536,266,378
Fidelity Series Equity-Income Fund (c)	30,505,647	359,356,519
Fidelity Series Growth & Income Fund (c)	11,823,772	142,594,695
Fidelity Series Intrinsic Opportunities Fund (c)	21,057,020	273,320,121
Fidelity Series Large Cap Value Fund (c)	21,985,166	277,672,651
Fidelity Series Opportunistic Insights Fund (c)	21,673,629	278,939,604
Fidelity Series Real Estate Equity Fund (c)	4,616,581	55,214,314
Fidelity Series Small Cap Opportunities Fund (c)	11,527,597	147,899,073
Fidelity Series Stock Selector Large Cap Value Fund (c)	26,485,534	322,593,806
Fidelity Small Cap Growth Fund (c)	4,295,751	80,330,538
Fidelity Small Cap Value Fund (c)	4,147,676	78,722,884
TOTAL DOMESTIC EQUITY FUNDS		3,596,145,335
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,591,007,243)		4,201,987,939
International Equity Funds - 18.2%

Developed International Equity Funds - 14.3%
Fidelity Series International Growth Fund (c)	40,994,218	556,291,544
Fidelity Series International Small Cap Fund (c)	7,669,288	117,263,420
Fidelity Series International Value Fund (c)	52,255,847	561,750,359
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,235,305,323
Emerging Markets Equity Funds - 3.9%
Fidelity Series Emerging Markets Fund (c)	19,921,830	333,491,430
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,343,433,531)		1,568,796,753
Bond Funds - 32.0%
	Shares	Value
High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund (c)	6,122,465	$ 61,959,342
Fidelity Series Floating Rate High Income Fund (c)	7,729,485	81,777,952
Fidelity Series High Income Fund (c)	57,178,215	587,792,046
Fidelity Series Real Estate Income Fund (c)	4,124,584	45,287,935
TOTAL HIGH YIELD BOND FUNDS		776,817,275
Inflation-Protected Bond Funds - 5.6%
Fidelity Series Inflation-Protected Bond Index Fund (c)	44,451,675	482,300,669
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund (c)	134,035,719	1,499,859,696
TOTAL BOND FUNDS (Cost $2,747,983,933)		2,758,977,640
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	46,630,217	46,630,217
Fidelity Short-Term Bond Fund (c)	4,459,628	38,263,612
TOTAL SHORT-TERM FUNDS (Cost $84,826,245)		84,893,829
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,767,250,952)		8,614,656,161
NET OTHER ASSETS (LIABILITIES) - 0.0%		(856)
NET ASSETS - 100%		$ 8,614,655,305
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 361,156,496	$ 36,339,630	$ 23,999,735	$ 972,833	$ 406,947,550
Fidelity Disciplined Equity Fund	79,885,277	324,471	84,012,318	-	-
Fidelity Growth Company Fund	498,402,031	16,494,944	79,149,060	-	515,449,326
Fidelity Institutional Money Market Portfolio Institutional Class	32,776,776	15,656,173	1,802,732	22,785	46,630,217
Fidelity Series 100 Index Fund	124,241,484	4,146,947	16,468,789	-	120,837,876
Fidelity Series All-Sector Equity Fund	534,286,119	11,909,052	62,661,986	-	536,266,378
Fidelity Series Commodity Strategy Fund	591,093,320	91,332,467	29,598,489	-	605,842,604
Fidelity Series Emerging Markets Debt Fund	63,844,839	5,476,031	2,857,585	1,639,191	61,959,342
Fidelity Series Emerging Markets Fund	316,171,663	31,974,168	15,615,238	-	333,491,430
Fidelity Series Equity-Income Fund	332,472,297	25,372,911	18,455,847	3,426,813	359,356,519
Fidelity Series Floating Rate High Income Fund	80,151,717	5,710,212	3,698,847	1,756,028	81,777,952
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	121,469,306	16,626,629	7,042,623	-	142,594,695
Fidelity Series High Income Fund	569,830,215	57,506,418	26,953,194	15,062,126	587,792,046
Fidelity Series Inflation-Protected Bond Index Fund	441,919,712	82,125,195	19,631,694	-	482,300,669
Fidelity Series International Growth Fund	522,512,545	23,270,457	27,157,391	-	556,291,544
Fidelity Series International Small Cap Fund	106,278,239	4,533,902	5,598,941	-	117,263,420
Fidelity Series International Value Fund	517,854,612	22,659,865	27,398,227	-	561,750,359
Fidelity Series Intrinsic Opportunities Fund	202,438,452	50,759,549	12,820,253	1,607,086	273,320,121
Fidelity Series Investment Grade Bond Fund	1,412,229,289	195,977,737	64,928,407	15,119,795	1,499,859,696
Fidelity Series Large Cap Value Fund	321,132,608	5,195,364	74,691,205	-	277,672,651
Fidelity Series Opportunistic Insights Fund	242,695,836	11,175,405	15,667,422	-	278,939,604
Fidelity Series Real Estate Equity Fund	50,770,463	11,582,987	2,423,551	366,078	55,214,314
Fidelity Series Real Estate Income Fund	45,908,504	4,210,304	2,108,727	1,337,946	45,287,935
Fidelity Series Small Cap Opportunities Fund	138,822,327	15,948,357	12,797,680	-	147,899,073
Fidelity Series Stock Selector Large Cap Value Fund	335,196,146	11,588,740	52,943,046	-	322,593,806
Fidelity Short-Term Bond Fund	26,919,395	12,916,572	1,503,405	126,581	38,263,612
Fidelity Small Cap Growth Fund	76,800,863	10,089,724	9,527,033	-	80,330,538
Fidelity Small Cap Value Fund	82,624,629	7,371,616	12,215,544	123,548	78,722,884
Total	$ 8,229,885,160	$ 788,275,827	$ 713,728,969	$ 41,560,810	$ 8,614,656,161
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $7,767,250,952) - See accompanying schedule	$ 8,614,656,161
Receivable for investments sold	1,887,154
Receivable for fund shares sold	11,004,248
Total assets	8,627,547,563

Liabilities
Payable for fund shares redeemed	12,892,258

Net Assets	$ 8,614,655,305
Net Assets consist of:
Paid in capital	$ 7,643,903,268
Undistributed net investment income	40,963,511
Accumulated undistributed net realized gain (loss) on investments	82,383,317
Net unrealized appreciation (depreciation) on investments	847,405,209
Net Assets, for 661,228,012 shares outstanding	$ 8,614,655,305
Net Asset Value, offering price and redemption price per share ($8,614,655,305 ÷ 661,228,012 shares)	$ 13.03

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 41,560,810

Expenses
Independent trustees' compensation	$ 15,550
Total expenses before reductions	15,550
Expense reductions	(15,550)	-
Net investment income (loss)		41,560,810
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	45,639,468
Capital gain distributions from underlying funds	50,791,429
Total net realized gain (loss)		96,430,897
Change in net unrealized appreciation (depreciation) on underlying funds		264,584,676
Net gain (loss)		361,015,573
Net increase (decrease) in net assets resulting from operations		$ 402,576,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,560,810	$ 140,023,295
Net realized gain (loss)	96,430,897	300,476,835
Change in net unrealized appreciation (depreciation)	264,584,676	245,402,402
Net increase (decrease) in net assets resulting from operations	402,576,383	685,902,532
Distributions to shareholders from net investment income	(17,002,455)	(143,208,455)
Distributions to shareholders from net realized gain	(90,894,705)	(41,403,773)
Total distributions	(107,897,160)	(184,612,228)
Share transactions Proceeds from sales of shares	1,155,660,491	2,165,051,657
Reinvestment of distributions	107,656,989	184,222,369
Cost of shares redeemed	(1,173,226,124)	(3,219,615,558)
Net increase (decrease) in net assets resulting from share transactions	90,091,356	(870,341,532)
Total increase (decrease) in net assets	384,770,579	(369,051,228)

Net Assets
Beginning of period	8,229,884,726	8,598,935,954
End of period (including undistributed net investment income of $40,963,511 and undistributed net investment income of $16,405,156, respectively)	$ 8,614,655,305	$ 8,229,884,726
Other Information Shares
Sold	90,946,007	181,648,013
Issued in reinvestment of distributions	8,490,303	15,600,566
Redeemed	(92,463,020)	(271,318,538)
Net increase (decrease)	6,973,290	(74,069,959)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 11.81	$ 12.02	$ 10.77	$ 7.68	$ 12.15
Income from Investment Operations
Net investment income (loss) D	.06	.21	.20	.18	.22	.26
Net realized and unrealized gain (loss)	.56	.84	-	1.37	3.18	(4.10)
Total from investment operations	.62	1.05	.20	1.55	3.40	(3.84)
Distributions from net investment income	(.03)	(.22)	(.22)	(.19)	(.21)	(.26)
Distributions from net realized gain	(.14)	(.06)	(.19)	(.11)	(.10)	(.37)
Total distributions	(.17)	(.28)	(.41)	(.30)	(.31) H	(.63)
Net asset value, end of period	$ 13.03	$ 12.58	$ 11.81	$ 12.02	$ 10.77	$ 7.68
Total Return B, C	4.92%	9.03%	1.93%	14.57%	44.43%	(32.84)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.99% A	1.73%	1.75%	1.67%	2.21%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,614,655	$ 8,229,885	$ 8,598,936	$ 10,159,991	$ 9,301,452	$ 5,798,688
Portfolio turnover rate E	17% A	31%	28%	49%	26%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.4	7.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.0	4.6
Fidelity Disciplined Equity Fund	0.0	1.0
Fidelity Growth Company Fund	6.3	6.3
Fidelity Series 100 Index Fund	1.5	1.6
Fidelity Series All-Sector Equity Fund	6.6	6.8
Fidelity Series Equity-Income Fund	4.4	4.3
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	1.7	1.6
Fidelity Series Intrinsic Opportunities Fund	3.3	2.6
Fidelity Series Large Cap Value Fund	3.4	4.1
Fidelity Series Opportunistic Insights Fund	3.5	3.1
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	1.8	1.8
Fidelity Series Stock Selector Large Cap Value Fund	4.0	4.3
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Value Fund	1.0	1.0
	44.2	44.7
Developed International Equity Funds
Fidelity Series International Growth Fund	6.8	6.7
Fidelity Series International Small Cap Fund	1.4	1.4
Fidelity Series International Value Fund	6.9	6.6
	15.1	14.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	4.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.8
Fidelity Series Floating Rate High Income Fund	0.9	0.9
Fidelity Series High Income Fund	6.9	7.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	9.0	9.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.8	2.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.3	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.4%
Domestic Equity Funds	44.2%
Developed International Equity Funds	15.1%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	17.3%

Six months ago
Commodity Funds	7.5%
Domestic Equity Funds	44.7%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	9.2%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	17.4%

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Commodity Funds - 7.4%
Fidelity Series Commodity Strategy Fund (a)(b)	102,046,984	$ 817,396,343
Domestic Equity Funds - 44.2%
Fidelity Blue Chip Growth Fund (b)	9,329,882	544,958,405
Fidelity Growth Company Fund (b)	5,872,029	697,420,849
Fidelity Series 100 Index Fund (b)	14,701,928	162,897,361
Fidelity Series All-Sector Equity Fund (b)	51,508,757	729,363,993
Fidelity Series Equity-Income Fund (b)	41,218,644	485,555,624
Fidelity Series Growth & Income Fund (b)	15,915,622	191,942,400
Fidelity Series Intrinsic Opportunities Fund (b)	28,340,808	367,863,685
Fidelity Series Large Cap Value Fund (b)	29,920,596	377,897,124
Fidelity Series Opportunistic Insights Fund (b)	29,459,014	379,137,516
Fidelity Series Real Estate Equity Fund (b)	6,236,716	74,591,126
Fidelity Series Small Cap Opportunities Fund (b)	15,438,989	198,082,224
Fidelity Series Stock Selector Large Cap Value Fund (b)	35,907,577	437,354,283
Fidelity Small Cap Growth Fund (b)	5,797,667	108,416,372
Fidelity Small Cap Value Fund (b)	5,596,008	106,212,226
TOTAL DOMESTIC EQUITY FUNDS		4,861,693,188
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,881,537,474)		5,679,089,531
International Equity Funds - 19.3%

Developed International Equity Funds - 15.1%
Fidelity Series International Growth Fund (b)	55,235,148	749,540,961
Fidelity Series International Small Cap Fund (b)	10,258,124	156,846,722
Fidelity Series International Value Fund (b)	70,077,252	753,330,454
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,659,718,137

	Shares	Value
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund (b)	27,555,533	$ 461,279,625
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,859,847,997)		2,120,997,762
Bond Funds - 29.1%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund (b)	7,838,550	79,326,127
Fidelity Series Floating Rate High Income Fund (b)	9,149,453	96,801,211
Fidelity Series High Income Fund (b)	74,199,595	762,771,841
Fidelity Series Real Estate Income Fund (b)	4,795,191	52,651,194
TOTAL HIGH YIELD BOND FUNDS		991,550,373
Inflation-Protected Bond Funds - 2.8%
Fidelity Series Inflation-Protected Bond Index Fund (b)	28,431,765	308,484,652
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund (b)	169,763,907	1,899,658,121
TOTAL BOND FUNDS (Cost $3,252,120,454)		3,199,693,146
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,993,505,925)		10,999,780,439
NET OTHER ASSETS (LIABILITIES) - 0.0%		(360)
NET ASSETS - 100%		$ 10,999,780,079
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 487,624,225	$ 42,132,420	$ 29,931,174	$ 1,304,737	$ 544,958,405
Fidelity Disciplined Equity Fund	107,095,744	153,201	112,431,415	-	-
Fidelity Growth Company Fund	674,931,574	14,266,856	99,902,391	-	697,420,849
Fidelity Series 100 Index Fund	166,481,556	3,543,663	19,061,266	-	162,897,361
Fidelity Series All-Sector Equity Fund	720,496,458	9,563,808	71,820,238	-	729,363,993
Fidelity Series Commodity Strategy Fund	802,421,860	120,544,412	42,314,412	-	817,396,343
Fidelity Series Emerging Markets Debt Fund	83,008,083	5,766,431	3,612,572	2,121,576	79,326,127
Fidelity Series Emerging Markets Fund	428,616,306	52,374,865	21,645,365	-	461,279,625
Fidelity Series Equity-Income Fund	456,590,441	25,416,268	23,850,264	4,697,390	485,555,624
Fidelity Series Floating Rate High Income Fund	96,138,999	5,500,157	4,381,596	2,097,895	96,801,211
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	166,777,913	18,563,441	9,223,724	-	191,942,400
Fidelity Series High Income Fund	743,549,405	71,519,111	35,862,176	19,620,608	762,771,841
Fidelity Series Inflation-Protected Bond Index Fund	269,213,630	66,528,475	13,263,145	-	308,484,652
Fidelity Series International Growth Fund	709,484,571	25,602,252	36,550,580	-	749,540,961
Fidelity Series International Small Cap Fund	143,975,076	4,227,178	7,563,356	-	156,846,722
Fidelity Series International Value Fund	703,646,006	21,145,105	37,140,477	-	753,330,454
Fidelity Series Intrinsic Opportunities Fund	274,048,747	65,960,589	16,477,362	2,171,540	367,863,685
Fidelity Series Investment Grade Bond Fund	1,847,181,730	206,681,791	97,916,545	19,459,474	1,899,658,121
Fidelity Series Large Cap Value Fund	435,825,680	3,675,858	96,836,174	-	377,897,124
Fidelity Series Opportunistic Insights Fund	333,229,823	10,344,332	20,091,963	-	379,137,516
Fidelity Series Real Estate Equity Fund	68,265,551	15,939,020	3,320,784	490,640	74,591,126
Fidelity Series Real Estate Income Fund	54,011,577	4,288,123	2,466,466	1,565,819	52,651,194
Fidelity Series Small Cap Opportunities Fund	187,307,306	18,833,310	16,048,159	-	198,082,224
Fidelity Series Stock Selector Large Cap Value Fund	460,345,409	9,860,944	72,191,210	-	437,354,283
Fidelity Small Cap Growth Fund	104,061,555	12,818,340	12,457,954	-	108,416,372
Fidelity Small Cap Value Fund	112,068,277	8,791,348	15,903,406	167,175	106,212,226
Total	$ 10,636,397,502	$ 844,041,298	$ 922,264,174	$ 53,696,854	$ 10,999,780,439
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $9,993,505,925) - See accompanying schedule		$ 10,999,780,439
Receivable for investments sold		229,538
Receivable for fund shares sold		12,987,808
Other receivables		70,572
Total assets		11,013,068,357

Liabilities
Payable for investments purchased	$ 942,806
Payable for fund shares redeemed	12,274,899
Other payables and accrued expenses	70,573
Total liabilities		13,288,278

Net Assets		$ 10,999,780,079
Net Assets consist of:
Paid in capital		$ 9,879,953,792
Undistributed net investment income		52,888,919
Accumulated undistributed net realized gain (loss) on investments		60,662,854
Net unrealized appreciation (depreciation) on investments		1,006,274,514
Net Assets, for 696,741,905 shares outstanding		$ 10,999,780,079
Net Asset Value, offering price and redemption price per share ($10,999,780,079 ÷ 696,741,905 shares)		$ 15.79

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 53,696,854

Expenses
Independent trustees' compensation	$ 20,031
Total expenses before reductions	20,031
Expense reductions	(20,031)	-
Net investment income (loss)		53,696,854
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	131,277,489
Capital gain distributions from underlying funds	68,247,935
Total net realized gain (loss)		199,525,424
Change in net unrealized appreciation (depreciation) on underlying funds		310,328,324
Net gain (loss)		509,853,748
Net increase (decrease) in net assets resulting from operations		$ 563,550,602

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,696,854	$ 191,240,952
Net realized gain (loss)	199,525,424	692,932,845
Change in net unrealized appreciation (depreciation)	310,328,324	41,418,078
Net increase (decrease) in net assets resulting from operations	563,550,602	925,591,875
Distributions to shareholders from net investment income	(21,882,952)	(197,568,570)
Distributions to shareholders from net realized gain	(3,529,593)	(49,492,170)
Total distributions	(25,412,545)	(247,060,740)
Share transactions Proceeds from sales of shares	1,237,450,499	2,435,501,325
Reinvestment of distributions	25,351,938	246,356,389
Cost of shares redeemed	(1,437,557,723)	(4,378,903,589)
Net increase (decrease) in net assets resulting from share transactions	(174,755,286)	(1,697,045,875)
Total increase (decrease) in net assets	363,382,771	(1,018,514,740)

Net Assets
Beginning of period	10,636,397,308	11,654,912,048
End of period (including undistributed net investment income of $52,888,919 and undistributed net investment income of $21,075,017, respectively)	$ 10,999,780,079	$ 10,636,397,308
Other Information Shares
Sold	80,702,270	171,683,612
Issued in reinvestment of distributions	1,655,909	17,520,585
Redeemed	(93,849,900)	(309,491,711)
Net increase (decrease)	(11,491,721)	(120,287,514)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 14.07	$ 14.40	$ 12.87	$ 8.97	$ 15.02
Income from Investment Operations
Net investment income (loss) D	.08	.25	.24	.21	.23	.27
Net realized and unrealized gain (loss)	.73	1.04	(.07)	1.67	4.02	(5.46)
Total from investment operations	.81	1.29	.17	1.88	4.25	(5.19)
Distributions from net investment income	(.03)	(.27)	(.26)	(.22)	(.24)	(.27)
Distributions from net realized gain	(.01)	(.07)	(.24)	(.13)	(.11)	(.59)
Total distributions	(.04)	(.34)	(.50)	(.35)	(.35) H	(.86)
Net asset value, end of period	$ 15.79	$ 15.02	$ 14.07	$ 14.40	$ 12.87	$ 8.97
Total Return B, C	5.37%	9.30%	1.48%	14.81%	47.57%	(36.25)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.00% A	1.77%	1.75%	1.62%	2.01%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,999,780	$ 10,636,397	$ 11,654,912	$ 14,745,053	$ 14,595,428	$ 9,685,340
Portfolio turnover rate E	16% A	29%	26%	44%	29%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.5	8.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.7	5.3
Fidelity Disciplined Equity Fund	0.0	1.2
Fidelity Growth Company Fund	7.2	7.3
Fidelity Series 100 Index Fund	1.7	1.8
Fidelity Series All-Sector Equity Fund	7.6	7.8
Fidelity Series Equity-Income Fund	5.0	4.9
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	2.1	1.8
Fidelity Series Intrinsic Opportunities Fund	3.8	2.9
Fidelity Series Large Cap Value Fund	3.9	4.8
Fidelity Series Opportunistic Insights Fund	3.9	3.6
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	2.1	2.0
Fidelity Series Stock Selector Large Cap Value Fund	4.5	4.9
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.2
	50.5	51.3
Developed International Equity Funds
Fidelity Series International Growth Fund	7.8	7.7
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	7.8	7.6
	17.2	16.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.8
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	6.8	6.9
Fidelity Series Real Estate Income Fund	0.5	0.4
	8.8	8.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.0*	0.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	10.1	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.5%
Domestic Equity Funds	50.5%
Developed International Equity Funds	17.2%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	0.0%*
Investment Grade Bond Funds	10.1%

Six months ago
Commodity Funds	8.7%
Domestic Equity Funds	51.3%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	0.0%
Investment Grade Bond Funds	9.6%

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.0%
	Shares	Value
Commodity Funds - 8.5%
Fidelity Series Commodity Strategy Fund (a)(b)	63,754,463	$ 510,673,245
Domestic Equity Funds - 50.5%
Fidelity Blue Chip Growth Fund (b)	5,812,307	339,496,852
Fidelity Growth Company Fund (b)	3,652,271	433,780,226
Fidelity Series 100 Index Fund (b)	9,120,548	101,055,675
Fidelity Series All-Sector Equity Fund (b)	31,959,586	452,547,733
Fidelity Series Equity-Income Fund (b)	25,667,438	302,362,415
Fidelity Series Growth & Income Fund (b)	10,239,743	123,491,297
Fidelity Series Intrinsic Opportunities Fund (b)	17,667,387	229,322,685
Fidelity Series Large Cap Value Fund (b)	18,623,716	235,217,531
Fidelity Series Opportunistic Insights Fund (b)	18,242,797	234,784,801
Fidelity Series Real Estate Equity Fund (b)	3,885,176	46,466,700
Fidelity Series Small Cap Opportunities Fund (b)	9,614,296	123,351,416
Fidelity Series Stock Selector Large Cap Value Fund (b)	22,288,121	271,469,308
Fidelity Small Cap Growth Fund (b)	3,578,076	66,910,026
Fidelity Small Cap Value Fund (b)	3,498,333	66,398,359
TOTAL DOMESTIC EQUITY FUNDS		3,026,655,024
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,033,492,830)		3,537,328,269
International Equity Funds - 22.1%

Developed International Equity Funds - 17.2%
Fidelity Series International Growth Fund (b)	34,450,454	467,492,659
Fidelity Series International Small Cap Fund (b)	6,352,738	97,133,370
Fidelity Series International Value Fund (b)	43,495,989	467,581,885
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,032,207,914

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund (b)	17,362,363	$ 290,645,952
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,140,191,912)		1,322,853,866
Bond Funds - 18.9%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund (b)	4,252,377	43,034,057
Fidelity Series Floating Rate High Income Fund (b)	4,535,432	47,984,868
Fidelity Series High Income Fund (b)	39,818,956	409,338,865
Fidelity Series Real Estate Income Fund (b)	2,365,109	25,968,898
TOTAL HIGH YIELD BOND FUNDS		526,326,688
Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund (b)	106,330	1,153,683
Investment Grade Bond Funds - 10.1%
Fidelity Series Investment Grade Bond Fund (b)	54,292,504	607,533,115
TOTAL BOND FUNDS (Cost $1,136,450,532)		1,135,013,486
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,310,135,274)		5,995,195,621
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59)
NET ASSETS - 100%		$ 5,995,195,562
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 298,998,948	$ 32,158,185	$ 19,486,213	$ 810,549	$ 339,496,852
Fidelity Disciplined Equity Fund	66,212,676	291,345	69,664,334	-	-
Fidelity Growth Company Fund	414,650,988	16,259,180	63,725,238	-	433,780,226
Fidelity Series 100 Index Fund	102,799,140	3,960,634	13,068,201	-	101,055,675
Fidelity Series All-Sector Equity Fund	442,293,979	12,038,439	45,716,598	-	452,547,733
Fidelity Series Commodity Strategy Fund	492,118,400	84,902,605	27,053,417	-	510,673,245
Fidelity Series Emerging Markets Debt Fund	43,409,832	5,007,442	2,228,518	1,133,505	43,034,057
Fidelity Series Emerging Markets Fund	262,195,289	42,192,109	14,900,295	-	290,645,952
Fidelity Series Equity-Income Fund	274,206,122	27,178,095	15,618,569	2,861,624	302,362,415
Fidelity Series Floating Rate High Income Fund	46,146,895	4,477,424	2,406,633	1,025,355	47,984,868
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	100,171,919	19,736,983	6,075,667	-	123,491,297
Fidelity Series High Income Fund	389,678,722	49,735,929	21,207,548	10,401,680	409,338,865
Fidelity Series Inflation-Protected Bond Index Fund	-	1,167,712	18,881	-	1,153,683
Fidelity Series International Growth Fund	432,552,372	28,331,620	24,999,192	-	467,492,659
Fidelity Series International Small Cap Fund	87,758,173	4,562,049	5,152,707	-	97,133,370
Fidelity Series International Value Fund	428,597,716	23,632,650	25,040,262	-	467,581,885
Fidelity Series Intrinsic Opportunities Fund	164,216,602	49,344,361	11,351,018	1,346,948	229,322,685
Fidelity Series Investment Grade Bond Fund	541,689,061	116,665,736	33,714,144	5,976,696	607,533,115
Fidelity Series Large Cap Value Fund	268,013,652	5,582,770	60,085,714	-	235,217,531
Fidelity Series Opportunistic Insights Fund	200,195,104	13,312,748	12,821,473	-	234,784,801
Fidelity Series Real Estate Equity Fund	41,801,081	10,957,890	2,269,298	309,409	46,466,700
Fidelity Series Real Estate Income Fund	26,049,104	2,832,081	1,344,253	766,731	25,968,898
Fidelity Series Small Cap Opportunities Fund	115,116,706	13,859,561	10,554,505	-	123,351,416
Fidelity Series Stock Selector Large Cap Value Fund	276,611,948	11,054,507	39,928,406	-	271,469,308
Fidelity Small Cap Growth Fund	64,072,307	8,662,750	8,269,539	-	66,910,026
Fidelity Small Cap Value Fund	68,974,089	6,457,492	9,733,252	104,142	66,398,359
Total	$ 5,648,530,825	$ 594,362,297	$ 546,433,875	$ 24,736,639	$ 5,995,195,621
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,310,135,274) - See accompanying schedule	$ 5,995,195,621
Receivable for investments sold	343,883
Receivable for fund shares sold	7,992,971
Total assets	6,003,532,475

Liabilities
Payable for fund shares redeemed	8,336,913

Net Assets	$ 5,995,195,562
Net Assets consist of:
Paid in capital	$ 5,224,037,477
Undistributed net investment income	24,694,626
Accumulated undistributed net realized gain (loss) on investments	61,403,112
Net unrealized appreciation (depreciation) on investments	685,060,347
Net Assets, for 458,632,983 shares outstanding	$ 5,995,195,562
Net Asset Value, offering price and redemption price per share ($5,995,195,562 ÷ 458,632,983 shares)	$ 13.07

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,736,639

Expenses
Independent trustees' compensation	$ 10,728
Total expenses before reductions	10,728
Expense reductions	(10,728)	-
Net investment income (loss)		24,736,639
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	32,235,723
Capital gain distributions from underlying funds	42,242,597
Total net realized gain (loss)		74,478,320
Change in net unrealized appreciation (depreciation) on underlying funds		266,500,656
Net gain (loss)		340,978,976
Net increase (decrease) in net assets resulting from operations		$ 365,715,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,736,639	$ 94,134,924
Net realized gain (loss)	74,478,320	223,921,042
Change in net unrealized appreciation (depreciation)	266,500,656	189,781,598
Net increase (decrease) in net assets resulting from operations	365,715,615	507,837,564
Distributions to shareholders from net investment income	(8,980,599)	(94,950,080)
Distributions to shareholders from net realized gain	(129,320,953)	(15,457,683)
Total distributions	(138,301,552)	(110,407,763)
Share transactions Proceeds from sales of shares	854,258,981	1,600,255,935
Reinvestment of distributions	138,120,560	110,279,193
Cost of shares redeemed	(873,128,794)	(2,316,826,416)
Net increase (decrease) in net assets resulting from share transactions	119,250,747	(606,291,288)
Total increase (decrease) in net assets	346,664,810	(208,861,487)

Net Assets
Beginning of period	5,648,530,752	5,857,392,239
End of period (including undistributed net investment income of $24,694,626 and undistributed net investment income of $8,938,586, respectively)	$ 5,995,195,562	$ 5,648,530,752
Other Information Shares
Sold	67,249,078	136,178,047
Issued in reinvestment of distributions	10,901,386	9,462,687
Redeemed	(68,872,046)	(197,756,468)
Net increase (decrease)	9,278,418	(52,115,734)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.68	$ 12.04	$ 10.66	$ 7.36	$ 12.41
Income from Investment Operations
Net investment income (loss) D	.05	.20	.18	.16	.18	.22
Net realized and unrealized gain (loss)	.76	.93	(.14)	1.48	3.40	(4.63)
Total from investment operations	.81	1.13	.04	1.64	3.58	(4.41)
Distributions from net investment income	(.02)	(.21)	(.19)	(.17)	(.18)	(.20)
Distributions from net realized gain	(.29)	(.03)	(.21)	(.10)	(.10)	(.44)
Total distributions	(.31)	(.24)	(.40)	(.26) I	(.28) H	(.64)
Net asset value, end of period	$ 13.07	$ 12.57	$ 11.68	$ 12.04	$ 10.66	$ 7.36
Total Return B, C	6.51%	9.85%	.63%	15.63%	48.79%	(37.11)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.85% A	1.70%	1.57%	1.49%	1.91%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,995,196	$ 5,648,531	$ 5,857,392	$ 6,909,265	$ 6,082,003	$ 3,576,031
Portfolio turnover rate E	19% A	36%	30%	47%	25%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	8.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.8	5.3
Fidelity Disciplined Equity Fund	0.0	1.2
Fidelity Growth Company Fund	7.4	7.4
Fidelity Series 100 Index Fund	1.7	1.8
Fidelity Series All-Sector Equity Fund	7.7	7.9
Fidelity Series Equity-Income Fund	5.2	5.0
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	2.1	1.8
Fidelity Series Intrinsic Opportunities Fund	3.9	3.0
Fidelity Series Large Cap Value Fund	4.1	4.8
Fidelity Series Opportunistic Insights Fund	4.1	3.7
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	2.1	2.1
Fidelity Series Stock Selector Large Cap Value Fund	4.7	5.0
Fidelity Small Cap Growth Fund	1.1	1.2
Fidelity Small Cap Value Fund	1.1	1.2
	51.8	52.1
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	7.8
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	8.0	7.7
	17.6	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.0	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.8
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	6.8	7.0
Fidelity Series Real Estate Income Fund	0.4	0.4
	8.7	9.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.2	8.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.7%
Domestic Equity Funds	51.8%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.7%
Investment Grade Bond Funds	8.2%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	52.1%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	9.0%
Investment Grade Bond Funds	8.2%

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund (a)(b)	77,397,207	$ 619,951,630
Domestic Equity Funds - 51.8%
Fidelity Blue Chip Growth Fund (b)	7,012,430	409,596,055
Fidelity Growth Company Fund (b)	4,438,414	527,150,396
Fidelity Series 100 Index Fund (b)	10,898,829	120,759,030
Fidelity Series All-Sector Equity Fund (b)	38,846,907	550,072,204
Fidelity Series Equity-Income Fund (b)	31,185,944	367,370,426
Fidelity Series Growth & Income Fund (b)	12,577,109	151,679,938
Fidelity Series Intrinsic Opportunities Fund (b)	21,446,025	278,369,407
Fidelity Series Large Cap Value Fund (b)	22,808,114	288,066,483
Fidelity Series Opportunistic Insights Fund (b)	22,322,475	287,290,259
Fidelity Series Real Estate Equity Fund (b)	4,713,126	56,368,988
Fidelity Series Small Cap Opportunities Fund (b)	11,542,674	148,092,505
Fidelity Series Stock Selector Large Cap Value Fund (b)	27,104,206	330,129,225
Fidelity Small Cap Growth Fund (b)	4,339,479	81,148,262
Fidelity Small Cap Value Fund (b)	4,217,110	80,040,753
TOTAL DOMESTIC EQUITY FUNDS		3,676,133,931
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,715,921,882)		4,296,085,561
International Equity Funds - 22.6%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund (b)	41,620,651	564,792,233
Fidelity Series International Small Cap Fund (b)	7,634,262	116,727,860
Fidelity Series International Value Fund (b)	52,617,951	565,642,973
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,247,163,066

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund (b)	21,342,695	$ 357,276,709
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,412,225,251)		1,604,439,775
Bond Funds - 16.9%

High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund (b)	5,052,402	51,130,308
Fidelity Series Floating Rate High Income Fund (b)	4,924,335	52,099,459
Fidelity Series High Income Fund (b)	47,210,410	485,323,012
Fidelity Series Real Estate Income Fund (b)	2,603,103	28,582,066
TOTAL HIGH YIELD BOND FUNDS		617,134,845
Investment Grade Bond Funds - 8.2%
Fidelity Series Investment Grade Bond Fund (b)	52,527,890	587,787,084
TOTAL BOND FUNDS (Cost $1,214,184,611)		1,204,921,929
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,342,331,744)		7,105,447,265
NET OTHER ASSETS (LIABILITIES) - 0.0%		(113)
NET ASSETS - 100%		$ 7,105,447,152
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 361,613,965	$ 33,592,304	$ 19,248,260	$ 982,143	$ 409,596,055
Fidelity Disciplined Equity Fund	79,383,963	-	83,206,973	-	-
Fidelity Growth Company Fund	501,108,462	10,971,721	65,772,988	-	527,150,396
Fidelity Series 100 Index Fund	123,280,464	2,671,641	13,984,453	-	120,759,030
Fidelity Series All-Sector Equity Fund	532,276,904	8,444,938	43,532,409	-	550,072,204
Fidelity Series Commodity Strategy Fund	601,677,707	96,393,883	30,368,279	-	619,951,630
Fidelity Series Emerging Markets Debt Fund	52,626,055	4,561,765	2,272,019	1,363,570	51,130,308
Fidelity Series Emerging Markets Fund	318,012,165	53,346,422	15,830,930	-	357,276,709
Fidelity Series Equity-Income Fund	338,041,915	25,339,298	16,456,704	3,518,882	367,370,426
Fidelity Series Floating Rate High Income Fund	50,886,280	3,686,244	2,222,418	1,124,096	52,099,459
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	123,509,214	22,572,721	6,357,029	-	151,679,938
Fidelity Series High Income Fund	472,842,334	44,800,855	21,759,320	12,464,396	485,323,012
Fidelity Series International Growth Fund	525,753,805	26,908,705	26,315,635	-	564,792,233
Fidelity Series International Small Cap Fund	106,326,246	3,776,331	5,416,103	-	116,727,860
Fidelity Series International Value Fund	521,944,842	21,006,707	26,461,074	-	565,642,973
Fidelity Series Intrinsic Opportunities Fund	201,323,772	56,881,046	12,682,783	1,645,103	278,369,407
Fidelity Series Investment Grade Bond Fund	557,059,848	80,249,695	32,296,079	5,956,522	587,787,084
Fidelity Series Large Cap Value Fund	323,669,869	3,260,207	64,951,241	-	288,066,483
Fidelity Series Opportunistic Insights Fund	246,769,163	12,167,589	13,573,121	-	287,290,259
Fidelity Series Real Estate Equity Fund	49,363,878	14,386,806	2,423,734	376,866	56,368,988
Fidelity Series Real Estate Income Fund	28,880,044	2,664,480	1,237,221	846,736	28,582,066
Fidelity Series Small Cap Opportunities Fund	138,645,643	14,207,083	10,622,411	-	148,092,505
Fidelity Series Stock Selector Large Cap Value Fund	341,079,737	7,434,161	47,335,550	-	330,129,225
Fidelity Small Cap Growth Fund	78,158,932	9,715,191	9,641,922	-	81,148,262
Fidelity Small Cap Value Fund	84,334,462	6,633,776	11,729,073	126,169	80,040,753
Total	$ 6,758,569,669	$ 565,673,569	$ 585,697,729	$ 28,404,483	$ 7,105,447,265
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $6,342,331,744) - See accompanying schedule	$ 7,105,447,265
Receivable for investments sold	2,995,296
Receivable for fund shares sold	9,065,024
Total assets	7,117,507,585

Liabilities
Payable for fund shares redeemed	12,060,433

Net Assets	$ 7,105,447,152
Net Assets consist of:
Paid in capital	$ 6,252,002,297
Undistributed net investment income	28,267,581
Accumulated undistributed net realized gain (loss) on investments	62,061,753
Net unrealized appreciation (depreciation) on investments	763,115,521
Net Assets, for 772,679,226 shares outstanding	$ 7,105,447,152
Net Asset Value, offering price and redemption price per share ($7,105,447,152 ÷ 772,679,226 shares)	$ 9.20

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 28,404,483

Expenses
Independent trustees' compensation	$ 12,797
Total expenses before reductions	12,797
Expense reductions	(12,797)	-
Net investment income (loss)		28,404,483
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,275,313
Capital gain distributions from underlying funds	51,195,522
Total net realized gain (loss)		84,470,835
Change in net unrealized appreciation (depreciation) on underlying funds		333,626,445
Net gain (loss)		418,097,280
Net increase (decrease) in net assets resulting from operations		$ 446,501,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,404,483	$ 115,806,882
Net realized gain (loss)	84,470,835	434,988,724
Change in net unrealized appreciation (depreciation)	333,626,445	72,440,995
Net increase (decrease) in net assets resulting from operations	446,501,763	623,236,601
Distributions to shareholders from net investment income	(10,727,043)	(116,763,462)
Distributions to shareholders from net realized gain	(114,933,834)	(17,513,053)
Total distributions	(125,660,877)	(134,276,515)
Share transactions Proceeds from sales of shares	864,039,792	1,752,526,704
Reinvestment of distributions	125,332,207	133,868,825
Cost of shares redeemed	(963,335,321)	(2,909,851,337)
Net increase (decrease) in net assets resulting from share transactions	26,036,678	(1,023,455,808)
Total increase (decrease) in net assets	346,877,564	(534,495,722)

Net Assets
Beginning of period	6,758,569,588	7,293,065,310
End of period (including undistributed net investment income of $28,267,581 and undistributed net investment income of $10,590,141, respectively)	$ 7,105,447,152	$ 6,758,569,588
Other Information Shares
Sold	97,042,797	213,801,336
Issued in reinvestment of distributions	14,193,904	16,447,611
Redeemed	(108,284,990)	(355,303,340)
Net increase (decrease)	2,951,711	(125,054,393)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.78	$ 8.15	$ 8.41	$ 7.45	$ 5.10	$ 8.79
Income from Investment Operations
Net investment income (loss) D	.04	.14	.12	.12	.13	.15
Net realized and unrealized gain (loss)	.54	.66	(.10)	1.03	2.42	(3.35)
Total from investment operations	.58	.80	.02	1.15	2.55	(3.20)
Distributions from net investment income	(.01)	(.15)	(.13)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.15)	(.02)	(.15)	(.07)	(.07)	(.34)
Total distributions	(.16)	(.17)	(.28)	(.19)	(.20) H	(.49)
Net asset value, end of period	$ 9.20	$ 8.78	$ 8.15	$ 8.41	$ 7.45	$ 5.10
Total Return B, C	6.73%	9.94%	.58%	15.66%	50.14%	(38.20)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.82% A	1.70%	1.55%	1.52%	1.94%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,105,447	$ 6,758,570	$ 7,293,065	$ 9,073,364	$ 8,622,511	$ 5,336,303
Portfolio turnover rate E	16% A	33%	27%	46%	27%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.0	9.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.9	5.5
Fidelity Disciplined Equity Fund	0.0	1.2
Fidelity Growth Company Fund	7.6	7.7
Fidelity Series 100 Index Fund	1.7	1.9
Fidelity Series All-Sector Equity Fund	7.9	8.1
Fidelity Series Equity-Income Fund	5.3	5.0
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	2.2	1.8
Fidelity Series Intrinsic Opportunities Fund	4.0	3.0
Fidelity Series Large Cap Value Fund	4.2	4.9
Fidelity Series Opportunistic Insights Fund	4.1	3.7
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	2.1	2.1
Fidelity Series Stock Selector Large Cap Value Fund	4.8	5.0
Fidelity Small Cap Growth Fund	1.2	1.2
Fidelity Small Cap Value Fund	1.1	1.3
	52.9	53.2
Developed International Equity Funds
Fidelity Series International Growth Fund	8.1	8.0
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.2	8.0
	18.0	17.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.2	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.4
Fidelity Series High Income Fund	8.9	9.1
Fidelity Series Real Estate Income Fund	0.3	0.4
	10.3	10.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.6	4.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.0%
Domestic Equity Funds	52.9%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	4.6%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.2%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.6%
Investment Grade Bond Funds	4.5%

Semiannual Report

Fidelity Freedom 2045 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund (a)(b)	30,878,290	$ 247,335,105
Domestic Equity Funds - 52.9%
Fidelity Blue Chip Growth Fund (b)	2,781,096	162,443,818
Fidelity Growth Company Fund (b)	1,766,175	209,768,565
Fidelity Series 100 Index Fund (b)	4,367,966	48,397,058
Fidelity Series All-Sector Equity Fund (b)	15,406,605	218,157,531
Fidelity Series Equity-Income Fund (b)	12,331,675	145,267,131
Fidelity Series Growth & Income Fund (b)	4,993,674	60,223,711
Fidelity Series Intrinsic Opportunities Fund (b)	8,512,715	110,495,037
Fidelity Series Large Cap Value Fund (b)	9,085,446	114,749,178
Fidelity Series Opportunistic Insights Fund (b)	8,783,584	113,044,729
Fidelity Series Real Estate Equity Fund (b)	1,876,084	22,437,961
Fidelity Series Small Cap Opportunities Fund (b)	4,596,072	58,967,607
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,803,456	131,586,088
Fidelity Small Cap Growth Fund (b)	1,730,157	32,353,931
Fidelity Small Cap Value Fund (b)	1,686,154	32,003,197
TOTAL DOMESTIC EQUITY FUNDS		1,459,895,542
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,350,306,846)		1,707,230,647
International Equity Funds - 23.2%

Developed International Equity Funds - 18.0%
Fidelity Series International Growth Fund (b)	16,532,555	224,346,767
Fidelity Series International Small Cap Fund (b)	3,058,357	46,762,286
Fidelity Series International Value Fund (b)	20,922,569	224,917,622
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		496,026,675

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund (b)	8,500,545	$ 142,299,125
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $533,833,393)		638,325,800
Bond Funds - 14.9%

High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund (b)	1,912,107	19,350,525
Fidelity Series Floating Rate High Income Fund (b)	985,396	10,425,492
Fidelity Series High Income Fund (b)	23,703,975	243,676,865
Fidelity Series Real Estate Income Fund (b)	853,347	9,369,753
TOTAL HIGH YIELD BOND FUNDS		282,822,635
Investment Grade Bond Funds - 4.6%
Fidelity Series Investment Grade Bond Fund (b)	11,418,936	127,777,890
TOTAL BOND FUNDS (Cost $405,395,605)		410,600,525
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,289,535,844)		2,756,156,972
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31)
NET ASSETS - 100%		$ 2,756,156,941
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 136,122,664	$ 21,407,193	$ 8,002,274	$ 386,494	$ 162,443,818
Fidelity Disciplined Equity Fund	30,351,780	390,593	32,182,048	-	-
Fidelity Growth Company Fund	190,554,402	14,256,120	26,564,058	-	209,768,565
Fidelity Series 100 Index Fund	46,874,857	3,542,318	5,440,712	-	48,397,058
Fidelity Series All-Sector Equity Fund	200,532,299	13,709,106	16,624,588	-	218,157,531
Fidelity Series Commodity Strategy Fund	229,013,206	48,898,453	12,044,310	-	247,335,105
Fidelity Series Emerging Markets Debt Fund	18,954,756	2,696,066	908,169	501,366	19,350,525
Fidelity Series Emerging Markets Fund	119,751,578	28,106,507	6,397,879	-	142,299,125
Fidelity Series Equity-Income Fund	123,866,150	20,120,369	6,396,672	1,328,937	145,267,131
Fidelity Series Floating Rate High Income Fund	9,460,149	1,473,472	456,342	217,303	10,425,492
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	45,248,499	12,970,194	2,495,896	-	60,223,711
Fidelity Series High Income Fund	225,447,407	34,902,897	11,481,274	6,118,315	243,676,865
Fidelity Series International Growth Fund	198,766,174	21,269,122	10,757,949	-	224,346,767
Fidelity Series International Small Cap Fund	40,506,495	3,724,089	2,206,544	-	46,762,286
Fidelity Series International Value Fund	197,947,938	18,657,118	10,849,908	-	224,917,622
Fidelity Series Intrinsic Opportunities Fund	74,797,958	27,956,009	4,843,884	648,912	110,495,037
Fidelity Series Investment Grade Bond Fund	112,141,719	25,555,468	6,412,627	1,241,326	127,777,890
Fidelity Series Large Cap Value Fund	122,272,345	7,075,948	24,727,673	-	114,749,178
Fidelity Series Opportunistic Insights Fund	90,463,001	11,678,846	5,194,873	-	113,044,729
Fidelity Series Real Estate Equity Fund	18,829,328	6,554,840	978,223	147,954	22,437,961
Fidelity Series Real Estate Income Fund	9,116,218	1,264,473	449,763	273,004	9,369,753
Fidelity Series Small Cap Opportunities Fund	52,242,976	8,579,053	4,097,450	-	58,967,607
Fidelity Series Stock Selector Large Cap Value Fund	125,094,985	9,870,592	14,346,204	-	131,586,088
Fidelity Small Cap Growth Fund	29,863,139	5,178,145	3,806,920	-	32,353,931
Fidelity Small Cap Value Fund	32,245,448	4,051,717	4,604,088	50,204	32,003,197
Total	$ 2,480,465,471	$ 353,888,708	$ 222,270,328	$ 10,913,815	$ 2,756,156,972
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,289,535,844) - See accompanying schedule		$ 2,756,156,972
Cash		2
Receivable for investments sold		70,263
Receivable for fund shares sold		5,770,255
Total assets		2,761,997,492

Liabilities
Payable for investments purchased	$ 1,089,873
Payable for fund shares redeemed	4,750,678
Total liabilities		5,840,551

Net Assets		$ 2,756,156,941
Net Assets consist of:
Paid in capital		$ 2,243,444,521
Undistributed net investment income		10,875,197
Accumulated undistributed net realized gain (loss) on investments		35,216,095
Net unrealized appreciation (depreciation) on investments		466,621,128
Net Assets, for 258,479,157 shares outstanding		$ 2,756,156,941
Net Asset Value, offering price and redemption price per share ($2,756,156,941 ÷ 258,479,157 shares)		$ 10.66

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,913,815

Expenses
Independent trustees' compensation	$ 4,795
Total expenses before reductions	4,795
Expense reductions	(4,795)	-
Net investment income (loss)		10,913,815
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	24,322,541
Capital gain distributions from underlying funds	20,189,868
Total net realized gain (loss)		44,512,409
Change in net unrealized appreciation (depreciation) on underlying funds		119,750,610
Net gain (loss)		164,263,019
Net increase (decrease) in net assets resulting from operations		$ 175,176,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,913,815	$ 41,368,476
Net realized gain (loss)	44,512,409	133,356,837
Change in net unrealized appreciation (depreciation)	119,750,610	54,006,409
Net increase (decrease) in net assets resulting from operations	175,176,834	228,731,722
Distributions to shareholders from net investment income	(3,851,720)	(41,465,860)
Distributions to shareholders from net realized gain	(107,606,398)	(4,528,192)
Total distributions	(111,458,118)	(45,994,052)
Share transactions Proceeds from sales of shares	516,029,119	987,985,006
Reinvestment of distributions	111,360,375	45,960,325
Cost of shares redeemed	(415,416,722)	(1,169,045,115)
Net increase (decrease) in net assets resulting from share transactions	211,972,772	(135,099,784)
Total increase (decrease) in net assets	275,691,488	47,637,886

Net Assets
Beginning of period	2,480,465,453	2,432,827,567
End of period (including undistributed net investment income of $10,875,197 and undistributed net investment income of $3,813,101, respectively)	$ 2,756,156,941	$ 2,480,465,453
Other Information Shares
Sold	49,691,261	101,844,132
Issued in reinvestment of distributions	10,801,201	4,772,492
Redeemed	(40,036,294)	(120,670,005)
Net increase (decrease)	20,456,168	(14,053,381)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 9.65	$ 9.98	$ 8.81	$ 5.99	$ 10.24
Income from Investment Operations
Net investment income (loss) D	.04	.17	.15	.14	.16	.18
Net realized and unrealized gain (loss)	.66	.79	(.15)	1.25	2.88	(4.00)
Total from investment operations	.70	.96	-	1.39	3.04	(3.82)
Distributions from net investment income	(.02)	(.17)	(.15)	(.14)	(.15)	(.15)
Distributions from net realized gain	(.45)	(.02)	(.17)	(.08)	(.07)	(.28)
Total distributions	(.46) J	(.19)	(.33) I	(.22)	(.22) H	(.43)
Net asset value, end of period	$ 10.66	$ 10.42	$ 9.65	$ 9.98	$ 8.81	$ 5.99
Total Return B, C	6.90%	10.14%	.29%	15.99%	50.86%	(38.60)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.84% A	1.75%	1.57%	1.55%	1.97%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,756,157	$ 2,480,465	$ 2,432,828	$ 2,660,423	$ 2,071,143	$ 946,939
Portfolio turnover rate E	17% A	45%	40%	50%	24%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.447 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.0	9.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.0	5.6
Fidelity Disciplined Equity Fund	0.0	1.2
Fidelity Growth Company Fund	7.7	7.8
Fidelity Series 100 Index Fund	1.8	1.9
Fidelity Series All-Sector Equity Fund	8.0	8.2
Fidelity Series Equity-Income Fund	5.3	5.1
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	2.2	1.9
Fidelity Series Intrinsic Opportunities Fund	4.0	3.0
Fidelity Series Large Cap Value Fund	4.2	5.0
Fidelity Series Opportunistic Insights Fund	4.1	3.7
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	2.2	2.1
Fidelity Series Stock Selector Large Cap Value Fund	4.8	5.2
Fidelity Small Cap Growth Fund	1.2	1.2
Fidelity Small Cap Value Fund	1.2	1.3
	53.5	54.0
Developed International Equity Funds
Fidelity Series International Growth Fund	8.2	8.0
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.2	8.1
	18.1	17.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.2	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.8
Fidelity Series Floating Rate High Income Fund	0.2	0.1
Fidelity Series High Income Fund	9.1	9.3
Fidelity Series Real Estate Income Fund	0.3	0.3
	10.3	10.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.9	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.0%
Domestic Equity Funds	53.5%
Developed International Equity Funds	18.1%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.9%

Six months ago
Commodity Funds	9.4%
Domestic Equity Funds	54.0%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.5%
Investment Grade Bond Funds	3.5%

Semiannual Report

Fidelity Freedom 2050 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund (a)(b)	25,789,465	$ 206,573,612
Domestic Equity Funds - 53.5%
Fidelity Blue Chip Growth Fund (b)	2,347,171	137,098,249
Fidelity Growth Company Fund (b)	1,474,366	175,110,490
Fidelity Series 100 Index Fund (b)	3,636,165	40,288,712
Fidelity Series All-Sector Equity Fund (b)	12,974,189	183,714,515
Fidelity Series Equity-Income Fund (b)	10,265,951	120,932,906
Fidelity Series Growth & Income Fund (b)	4,075,110	49,145,826
Fidelity Series Intrinsic Opportunities Fund (b)	7,101,540	92,177,994
Fidelity Series Large Cap Value Fund (b)	7,638,866	96,478,879
Fidelity Series Opportunistic Insights Fund (b)	7,360,473	94,729,286
Fidelity Series Real Estate Equity Fund (b)	1,568,877	18,763,764
Fidelity Series Small Cap Opportunities Fund (b)	3,854,536	49,453,694
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,031,979	110,009,501
Fidelity Small Cap Growth Fund (b)	1,449,233	27,100,662
Fidelity Small Cap Value Fund (b)	1,405,424	26,674,951
TOTAL DOMESTIC EQUITY FUNDS		1,221,679,429
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,140,015,557)		1,428,253,041
International Equity Funds - 23.3%

Developed International Equity Funds - 18.1%
Fidelity Series International Growth Fund (b)	13,813,709	187,452,029
Fidelity Series International Small Cap Fund (b)	2,548,725	38,969,998
Fidelity Series International Value Fund (b)	17,497,494	188,098,063
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		414,520,090

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund (b)	7,092,975	$ 118,736,397
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $446,668,404)		533,256,487
Bond Funds - 14.2%

High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund (b)	1,598,404	16,175,845
Fidelity Series Floating Rate High Income Fund (b)	273,476	2,893,379
Fidelity Series High Income Fund (b)	20,238,778	208,054,639
Fidelity Series Real Estate Income Fund (b)	634,825	6,970,374
TOTAL HIGH YIELD BOND FUNDS		234,094,237
Investment Grade Bond Funds - 3.9%
Fidelity Series Investment Grade Bond Fund (b)	7,970,529	89,190,225
TOTAL BOND FUNDS (Cost $322,288,058)		323,284,462
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,908,972,019)		2,284,793,990
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15)
NET ASSETS - 100%		$ 2,284,793,975
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 115,551,329	$ 16,569,024	$ 5,922,171	$ 325,982	$ 137,098,249
Fidelity Disciplined Equity Fund	25,531,228	192,269	26,940,621	-	-
Fidelity Growth Company Fund	161,156,910	10,596,155	23,035,247	-	175,110,490
Fidelity Series 100 Index Fund	39,559,755	2,612,098	4,736,576	-	40,288,712
Fidelity Series All-Sector Equity Fund	169,849,558	10,574,141	13,949,200	-	183,714,515
Fidelity Series Commodity Strategy Fund	194,100,158	37,165,807	9,179,114	-	206,573,612
Fidelity Series Emerging Markets Debt Fund	15,753,724	2,191,733	599,668	418,684	16,175,845
Fidelity Series Emerging Markets Fund	100,492,737	22,297,556	4,773,878	-	118,736,397
Fidelity Series Equity-Income Fund	105,478,389	13,793,364	4,813,329	1,117,205	120,932,906
Fidelity Series Floating Rate High Income Fund	2,484,791	506,830	83,255	59,256	2,893,379
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	38,540,289	8,716,137	1,891,670	-	49,145,826
Fidelity Series High Income Fund	191,415,370	29,633,396	8,602,355	5,192,824	208,054,639
Fidelity Series International Growth Fund	166,678,653	16,031,498	7,844,972	-	187,452,029
Fidelity Series International Small Cap Fund	33,971,182	2,679,796	1,629,161	-	38,969,998
Fidelity Series International Value Fund	166,734,667	13,398,143	8,053,359	-	188,098,063
Fidelity Series Intrinsic Opportunities Fund	62,847,546	22,260,929	3,451,032	542,095	92,177,994
Fidelity Series Investment Grade Bond Fund	72,999,572	22,873,730	4,234,956	855,417	89,190,225
Fidelity Series Large Cap Value Fund	103,890,585	5,509,754	21,391,792	-	96,478,879
Fidelity Series Opportunistic Insights Fund	77,039,422	7,992,668	3,821,829	-	94,729,286
Fidelity Series Real Estate Equity Fund	15,606,153	5,501,010	733,012	121,809	18,763,764
Fidelity Series Real Estate Income Fund	6,758,487	889,090	259,352	203,372	6,970,374
Fidelity Series Small Cap Opportunities Fund	44,373,673	6,746,607	3,540,611	-	49,453,694
Fidelity Series Stock Selector Large Cap Value Fund	106,512,148	7,291,037	13,017,235	-	110,009,501
Fidelity Small Cap Growth Fund	25,199,447	4,243,061	3,261,511	-	27,100,662
Fidelity Small Cap Value Fund	27,218,917	3,203,133	3,991,302	41,899	26,674,951
Total	$ 2,069,744,690	$ 273,468,966	$ 179,757,208	$ 8,878,543	$ 2,284,793,990
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,908,972,019) - See accompanying schedule		$ 2,284,793,990
Cash		2
Receivable for investments sold		38,615
Receivable for fund shares sold		5,250,751
Total assets		2,290,083,358

Liabilities
Payable for investments purchased	$ 947,722
Payable for fund shares redeemed	4,341,661
Total liabilities		5,289,383

Net Assets		$ 2,284,793,975
Net Assets consist of:
Paid in capital		$ 1,870,209,167
Undistributed net investment income		8,786,993
Accumulated undistributed net realized gain (loss) on investments		29,975,844
Net unrealized appreciation (depreciation) on investments		375,821,971
Net Assets, for 213,182,993 shares outstanding		$ 2,284,793,975
Net Asset Value, offering price and redemption price per share ($2,284,793,975 ÷ 213,182,993 shares)		$ 10.72

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,878,543

Expenses
Independent trustees' compensation	$ 3,981
Total expenses before reductions	3,981
Expense reductions	(3,981)	-
Net investment income (loss)		8,878,543
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,705,438
Capital gain distributions from underlying funds	16,937,966
Total net realized gain (loss)		37,643,404
Change in net unrealized appreciation (depreciation) on underlying funds		100,632,128
Net gain (loss)		138,275,532
Net increase (decrease) in net assets resulting from operations		$ 147,154,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,878,543	$ 34,449,705
Net realized gain (loss)	37,643,404	113,197,897
Change in net unrealized appreciation (depreciation)	100,632,128	46,471,895
Net increase (decrease) in net assets resulting from operations	147,154,075	194,119,497
Distributions to shareholders from net investment income	(3,240,763)	(34,165,519)
Distributions to shareholders from net realized gain	(52,255,410)	(3,253,611)
Total distributions	(55,496,173)	(37,419,130)
Share transactions Proceeds from sales of shares	426,527,834	854,887,344
Reinvestment of distributions	55,409,386	37,337,537
Cost of shares redeemed	(358,545,830)	(1,045,485,840)
Net increase (decrease) in net assets resulting from share transactions	123,391,390	(153,260,959)
Total increase (decrease) in net assets	215,049,292	3,439,408

Net Assets
Beginning of period	2,069,744,683	2,066,305,275
End of period (including undistributed net investment income of $8,786,993 and undistributed net investment income of $3,149,213, respectively)	$ 2,284,793,975	$ 2,069,744,683
Other Information Shares
Sold	41,072,303	89,442,709
Issued in reinvestment of distributions	5,348,397	3,933,171
Redeemed	(34,568,021)	(109,263,719)
Net increase (decrease)	11,852,679	(15,887,839)

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 9.51	$ 9.88	$ 8.69	$ 5.84	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.04	.16	.14	.13	.14	.17
Net realized and unrealized gain (loss)	.67	.79	(.19)	1.27	2.92	(4.15)
Total from investment operations	.71	.95	(.05)	1.40	3.06	(3.98)
Distributions from net investment income	(.02)	(.17)	(.14)	(.13)	(.13)	(.15)
Distributions from net realized gain	(.26)	(.02)	(.18)	(.08)	(.08)	(.29)
Total distributions	(.27) H	(.18) J	(.32)	(.21)	(.21) I	(.44)
Net asset value, end of period	$ 10.72	$ 10.28	$ 9.51	$ 9.88	$ 8.69	$ 5.84
Total Return B, C	7.04%	10.18%	(.17)%	16.29%	52.51%	(40.19)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.82% A	1.71%	1.49%	1.47%	1.85%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,284,794	$ 2,069,745	$ 2,066,305	$ 2,166,229	$ 1,665,296	$ 767,949
Portfolio turnover rate E	17% A	44%	41%	51%	23%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.258 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.3	9.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.4	6.4
Fidelity Disciplined Equity Fund	0.0	1.4
Fidelity Growth Company Fund	7.9	8.4
Fidelity Series 100 Index Fund	1.9	2.2
Fidelity Series All-Sector Equity Fund	8.3	9.4
Fidelity Series Equity-Income Fund	5.7	4.5
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	2.5	1.6
Fidelity Series Intrinsic Opportunities Fund	4.2	2.9
Fidelity Series Large Cap Value Fund	4.4	5.4
Fidelity Series Opportunistic Insights Fund	4.4	3.3
Fidelity Series Real Estate Equity Fund	0.9	1.1
Fidelity Series Small Cap Opportunities Fund	2.2	2.5
Fidelity Series Stock Selector Large Cap Value Fund	4.9	4.5
Fidelity Small Cap Growth Fund	1.2	1.3
Fidelity Small Cap Value Fund	1.1	1.4
	56.0	56.3
Developed International Equity Funds
Fidelity Series International Growth Fund	8.6	8.5
Fidelity Series International Small Cap Fund	1.8	1.7
Fidelity Series International Value Fund	8.6	8.3
	19.0	18.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.6	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	9.0	9.2
Fidelity Series Real Estate Income Fund	0.3	0.2
	10.0	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.1	0.1
Net Other Assets (Liabilities)	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.3%
Domestic Equity Funds	56.0%
Developed International Equity Funds	19.0%
Emerging Markets Equity Funds	5.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.1%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.1%

Semiannual Report

Fidelity Freedom 2055 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.3%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund (a)(b)	2,938,345	$ 23,536,143
Domestic Equity Funds - 56.0%
Fidelity Blue Chip Growth Fund (b)	276,742	16,164,472
Fidelity Growth Company Fund (b)	167,575	19,902,855
Fidelity Series 100 Index Fund (b)	424,977	4,708,750
Fidelity Series All-Sector Equity Fund (b)	1,476,553	20,907,997
Fidelity Series Equity-Income Fund (b)	1,226,685	14,450,347
Fidelity Series Growth & Income Fund (b)	527,897	6,366,432
Fidelity Series Intrinsic Opportunities Fund (b)	825,603	10,716,326
Fidelity Series Large Cap Value Fund (b)	875,113	11,052,676
Fidelity Series Opportunistic Insights Fund (b)	862,134	11,095,659
Fidelity Series Real Estate Equity Fund (b)	187,181	2,238,689
Fidelity Series Small Cap Opportunities Fund (b)	441,899	5,669,569
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,015,775	12,372,136
Fidelity Small Cap Growth Fund (b)	158,339	2,960,939
Fidelity Small Cap Value Fund (b)	153,848	2,920,031
TOTAL DOMESTIC EQUITY FUNDS		141,526,878
TOTAL DOMESTIC EQUITY FUNDS (Cost $150,338,813)		165,063,021
International Equity Funds - 24.6%

Developed International Equity Funds - 19.0%
Fidelity Series International Growth Fund (b)	1,606,377	21,798,537
Fidelity Series International Small Cap Fund (b)	289,187	4,421,676
Fidelity Series International Value Fund (b)	2,024,832	21,766,943
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		47,987,156

	Shares	Value
Emerging Markets Equity Funds - 5.6%
Fidelity Series Emerging Markets Fund (b)	846,542	$ 14,171,119
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $55,821,862)		62,158,275
Bond Funds - 10.1%

High Yield Bond Funds - 10.0%
Fidelity Series Emerging Markets Debt Fund (b)	172,110	1,741,757
Fidelity Series Floating Rate High Income Fund (b)	2,407	25,471
Fidelity Series High Income Fund (b)	2,213,187	22,751,558
Fidelity Series Real Estate Income Fund (b)	60,692	666,393
TOTAL HIGH YIELD BOND FUNDS		25,185,179
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund (b)	20,885	233,708
TOTAL BOND FUNDS (Cost $25,449,590)		25,418,887
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $231,610,265)		252,640,183
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 252,640,183
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ 9,879,288	$ 5,868,766	$ 604,233	$ 36,485	$ 16,164,472
Fidelity Disciplined Equity Fund	2,125,234	114,102	2,348,947	-	-
Fidelity Growth Company Fund	13,077,158	5,738,649	1,477,309	-	19,902,855
Fidelity Series 100 Index Fund	3,476,555	1,344,316	384,484	-	4,708,750
Fidelity Series All-Sector Equity Fund	14,517,243	5,840,683	1,140,058	-	20,907,997
Fidelity Series Commodity Strategy Fund	15,240,996	10,632,974	924,310	-	23,536,143
Fidelity Series Emerging Markets Debt Fund	956,671	948,793	60,836	36,236	1,741,757
Fidelity Series Emerging Markets Fund	8,190,722	6,370,995	534,771	-	14,171,119
Fidelity Series Equity-Income Fund	7,029,662	7,362,765	505,141	97,335	14,450,347
Fidelity Series Floating Rate High Income Fund	5,037	21,279	694	357	25,471
Fidelity Series Growth & Income Fund (formerly Fidelity Series Mega Cap Fund)	2,567,293	3,642,958	203,478	-	6,366,432
Fidelity Series High Income Fund	14,299,373	9,825,289	963,359	485,296	22,751,558
Fidelity Series International Growth Fund	13,093,510	8,172,853	806,193	-	21,798,537
Fidelity Series International Small Cap Fund	2,643,631	1,544,951	164,217	-	4,421,676
Fidelity Series International Value Fund	12,932,413	8,039,267	809,082	-	21,766,943
Fidelity Series Intrinsic Opportunities Fund	4,477,624	5,692,252	464,004	60,945	10,716,326
Fidelity Series Investment Grade Bond Fund	128,171	120,162	10,007	1,887	233,708
Fidelity Series Large Cap Value Fund	8,323,887	3,110,695	1,149,704	-	11,052,676
Fidelity Series Opportunistic Insights Fund	5,158,995	4,948,342	373,784	-	11,095,659
Fidelity Series Real Estate Equity Fund	1,659,671	906,452	156,493	13,005	2,238,689
Fidelity Series Real Estate Income Fund	359,892	366,641	23,774	16,982	666,393
Fidelity Series Small Cap Opportunities Fund	3,818,377	1,981,541	285,363	-	5,669,569
Fidelity Series Stock Selector Large Cap Value Fund	7,059,938	5,188,116	672,311	-	12,372,136
Fidelity Small Cap Growth Fund	2,004,111	1,054,254	156,745	-	2,960,939
Fidelity Small Cap Value Fund	2,116,481	981,800	183,114	4,430	2,920,031
Total	$ 155,141,933	$ 99,818,895	$ 14,402,411	$ 752,958	$ 252,640,183
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $231,610,265) - See accompanying schedule		$ 252,640,183
Receivable for fund shares sold		1,607,595
Total assets		254,247,778

Liabilities
Payable for investments purchased	$ 619,449
Payable for fund shares redeemed	988,146
Total liabilities		1,607,595

Net Assets		$ 252,640,183
Net Assets consist of:
Paid in capital		$ 229,018,764
Undistributed net investment income		741,727
Accumulated undistributed net realized gain (loss) on investments		1,849,774
Net unrealized appreciation (depreciation) on investments		21,029,918
Net Assets, for 22,580,639 shares outstanding		$ 252,640,183
Net Asset Value, offering price and redemption price per share ($252,640,183 ÷ 22,580,639 shares)		$ 11.19

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 752,958

Expenses
Independent trustees' compensation	$ 350
Total expenses before reductions	350
Expense reductions	(350)	-
Net investment income (loss)		752,958
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	264,019
Capital gain distributions from underlying funds	1,867,474
Total net realized gain (loss)		2,131,493
Change in net unrealized appreciation (depreciation) on underlying funds		11,817,747
Net gain (loss)		13,949,240
Net increase (decrease) in net assets resulting from operations		$ 14,702,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 752,958	$ 1,545,566
Net realized gain (loss)	2,131,493	2,121,562
Change in net unrealized appreciation (depreciation)	11,817,747	8,820,646
Net increase (decrease) in net assets resulting from operations	14,702,198	12,487,774
Distributions to shareholders from net investment income	(200,366)	(1,376,832)
Distributions to shareholders from net realized gain	(2,170,611)	(357,234)
Total distributions	(2,370,977)	(1,734,066)
Share transactions Proceeds from sales of shares	128,802,653	175,712,102
Reinvestment of distributions	2,368,698	1,733,331
Cost of shares redeemed	(46,004,322)	(54,035,538)
Net increase (decrease) in net assets resulting from share transactions	85,167,029	123,409,895
Total increase (decrease) in net assets	97,498,250	134,163,603

Net Assets
Beginning of period	155,141,933	20,978,330
End of period (including undistributed net investment income of $741,727 and undistributed net investment income of $189,135, respectively)	$ 252,640,183	$ 155,141,933
Other Information Shares
Sold	11,932,555	17,794,776
Issued in reinvestment of distributions	219,527	178,383
Redeemed	(4,265,554)	(5,425,829)
Net increase (decrease)	7,886,528	12,547,330

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.20	.13
Net realized and unrealized gain (loss)	.73	.80	(.12)
Total from investment operations	.77	1.00	.01
Distributions from net investment income	(.01)	(.14)	(.11)
Distributions from net realized gain	(.13)	(.06)	(.13)
Total distributions	(.14)	(.21) I	(.24)
Net asset value, end of period	$ 11.19	$ 10.56	$ 9.77
Total Return B, C	7.36%	10.39%	.32%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.74% A	1.99%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,640	$ 155,142	$ 20,978
Portfolio turnover rate E	14% A	45%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, and Freedom 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Freedom Income	$ 1,913,520,926	$ 147,030,569	$ (16,095,748)	$ 130,934,821
Freedom 2000	852,572,106	66,162,181	(7,276,559)	58,885,622
Freedom 2005	660,525,038	33,185,890	(16,337,999)	16,847,891
Freedom 2010	5,350,872,983	418,431,837	(154,627,365)	263,804,472
Freedom 2015	5,954,539,234	614,084,507	(146,218,347)	467,866,160
Freedom 2020	12,425,669,521	1,429,183,890	(345,487,396)	1,083,696,494
Freedom 2025	7,781,313,916	1,039,338,729	(205,996,484)	833,342,245
Freedom 2030	10,017,784,500	1,320,161,728	(338,165,789)	981,995,939
Freedom 2035	5,323,047,478	838,734,043	(166,585,900)	672,148,143
Freedom 2040	6,360,105,445	972,378,123	(227,036,303)	745,341,820
Freedom 2045	2,298,851,818	526,186,726	(68,881,572)	457,305,154
Freedom 2050	1,916,860,740	430,098,089	(62,164,839)	367,933,250
Freedom 2055	232,062,997	23,325,030	(2,747,844)	20,577,186

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total capital loss carryforward
Freedom 2005	$ (23,400,318)	$ -	$ (23,400,318)
Freedom 2010	(162,610,190)	-	(162,610,190)
Freedom 2030	-	(109,107,545)	(109,107,545)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	57,855,886	206,732,071
Freedom 2000	24,880,213	117,632,774
Freedom 2005	50,946,004	86,239,234
Freedom 2010	264,788,451	648,878,512
Freedom 2015	383,498,049	610,854,853
Freedom 2020	884,981,443	1,305,849,857
Freedom 2025	788,275,827	713,728,969
Freedom 2030	844,041,298	922,264,174
Freedom 2035	594,362,297	546,433,875
Freedom 2040	565,673,569	585,697,729
Freedom 2045	353,888,708	222,270,328
Freedom 2050	273,468,966	179,757,208
Freedom 2055	99,818,895	14,402,411

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser
Freedom Income	$ 3,992
Freedom 2000	1,812
Freedom 2005	1,302
Freedom 2010	10,814
Freedom 2015	12,081
Freedom 2020	25,268
Freedom 2025	15,550
Freedom 2030	20,031
Freedom 2035	10,728
Freedom 2040	12,797
Freedom 2045	4,795
Freedom 2050	3,981
Freedom 2055	350

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2020
Fidelity Series Inflation-Protected Bond Index Fund	13%
Fidelity Series Investment Grade Bond Fund	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series 100 Index Fund	40%
Fidelity Series All-Sector Equity Fund	38%
Fidelity Series Commodity Strategy Fund	36%
Fidelity Series Emerging Markets Debt Fund	40%
Fidelity Series Emerging Markets Fund	39%
Fidelity Series Equity-Income Fund	44%
Fidelity Series Floating Rate High Income Fund	41%
Fidelity Series Growth and Income Fund	44%
Fidelity Series High Income Fund	39%
Fidelity Series Inflation-Protected Bond Index Fund	40%

Semiannual Report

6. Other - continued

Fund	% of shares held
Fidelity Series International Growth Fund	39%
Fidelity Series International Small Cap Fund	39%
Fidelity Series International Value Fund	39%
Fidelity Series Intrinsic Opportunities Fund	44%
Fidelity Series Investment Grade Bond Fund	41%
Fidelity Series Large Cap Value Fund	38%
Fidelity Series Opportunistic Insights Fund	44%
Fidelity Series Real Estate Equity Fund	39%
Fidelity Series Real Estate Income Fund	40%
Fidelity Series Small Cap Opportunities Fund	36%
Fidelity Series Stock Selector Large Cap Value Fund	44%
Fidelity Small Cap Growth Fund	26%

Subsequent to period end, the Funds redeemed all of their shares of the Fidelity Series Large Cap Value Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing, as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity affiliates under the Advisory Contract and the administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Fidelity Freedom 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2000 Fund

Freedom 2005 Fund

Semiannual Report

Freedom 2010 Fund

Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2020 Fund

Freedom 2025 Fund

Semiannual Report

Freedom 2030 Fund

Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2040 Fund

Freedom 2045 Fund

Semiannual Report

Freedom 2050 Fund

Freedom 2055 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, each underlying Fidelity fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity and its affiliates, such as other mutual funds advised or subadvised by Fidelity or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Semiannual Report

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research
Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-USAN-1113
1.792160.110

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Fidelity Advisor Freedom® 2055 Fund -

Class A, Class T, and Class C

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,005.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,003.70	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,001.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,002.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,007.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,017.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,016.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,013.50	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,026.70	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,023.30	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.50	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,028.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,029.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,027.00	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,025.00	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,024.30	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,029.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,033.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,031.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,029.00	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.20	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,033.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,044.90	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,043.40	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,040.80	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,040.20	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,046.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,049.10	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,047.90	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,045.10	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,059.30	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,058.20	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,056.00	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,056.10	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,061.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,061.30	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,060.00	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,057.30	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.50	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,063.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,064.10	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,061.80	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,060.00	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,060.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,064.50	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,063.20	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,061.10	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,060.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,068.20	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,066.80	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,063.70	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,069.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	1.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.9	1.8
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	0.9
Fidelity Advisor Large Cap Fund Institutional Class	0.9	1.0
Fidelity Advisor Series Equity-Income Fund	1.3	1.3
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	1.3	0.3
Fidelity Advisor Series Opportunistic Insights Fund	1.0	0.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1.3	1.3
Fidelity Advisor Small Cap Fund Institutional Class	0.7	0.7
Fidelity Series 100 Index Fund	0.3	0.3
Fidelity Series All-Sector Equity Fund	2.3	2.3
Fidelity Series Large Cap Value Fund	1.2	1.3
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	13.2	13.1
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	2.1	2.0
	4.5	4.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.9	4.9
Fidelity Series Real Estate Income Fund	0.4	0.4
	6.9	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.1	11.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.6	21.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	17.8	17.9
Fidelity Institutional Money Market Portfolio Institutional Class	21.8	21.7
	39.6	39.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.2%
Developed International Equity Funds	4.5%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.1%
Investment Grade Bond Funds	21.6%
Short-Term Funds	39.6%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.6%

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)(c)	741,639	$ 5,940,526
Domestic Equity Funds - 13.2%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	70,803	5,825,653
Fidelity Advisor Large Cap Fund Institutional Class (c)	110,055	2,960,481
Fidelity Advisor Series Equity-Income Fund (c)	336,270	3,964,623
Fidelity Advisor Series Growth & Income Fund (c)	325,336	3,920,301
Fidelity Advisor Series Opportunistic Insights Fund (c)	236,712	3,048,849
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	324,571	3,950,034
Fidelity Advisor Small Cap Fund Institutional Class (c)	75,552	2,302,840
Fidelity Series 100 Index Fund (c)	80,993	897,405
Fidelity Series All-Sector Equity Fund (c)	506,022	7,165,278
Fidelity Series Large Cap Value Fund (c)	301,744	3,811,027
Fidelity Series Real Estate Equity Fund (c)	48,336	578,104
Fidelity Series Small Cap Opportunities Fund (c)	207,220	2,658,627
TOTAL DOMESTIC EQUITY FUNDS		41,083,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,823,436)		47,023,748
International Equity Funds - 5.7%

Developed International Equity Funds - 4.5%
Fidelity Series International Growth Fund (c)	454,762	6,171,116
Fidelity Series International Small Cap Fund (c)	85,290	1,304,078
Fidelity Series International Value Fund (c)	584,849	6,287,130
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		13,762,324
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund (c)	226,634	3,793,857
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,122,954)		17,556,181
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	145,404	$ 1,471,488
Fidelity Series Floating Rate High Income Fund (c)	335,064	3,544,975
Fidelity Series High Income Fund (c)	1,485,598	15,271,952
Fidelity Series Real Estate Income Fund (c)	100,983	1,108,788
TOTAL HIGH YIELD BOND FUNDS		21,397,203
Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund (c)	3,168,479	34,377,994
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund (c)	6,013,328	67,289,141
TOTAL BOND FUNDS (Cost $120,138,040)		123,064,338
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	5,945,688	55,473,267
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	67,718,018	67,718,018
TOTAL SHORT-TERM FUNDS (Cost $122,553,620)		123,191,285
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $293,638,050)		310,835,552
NET OTHER ASSETS (LIABILITIES) - 0.0%		(73,546)
NET ASSETS - 100%		$ 310,762,006
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 5,710,077	$ 118,360	$ 858,887	$ -	$ 5,825,653
Fidelity Advisor Growth & Income Fund Institutional Class	3,030,254	42,439	3,331,738	-	-
Fidelity Advisor Large Cap Fund Institutional Class	3,065,549	48,805	537,567	-	2,960,481
Fidelity Advisor Series Equity-Income Fund	4,217,999	170,724	670,150	41,571	3,964,623
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	944,641	3,083,231	232,302	-	3,920,301
Fidelity Advisor Series Opportunistic Insights Fund	2,977,939	60,814	460,483	-	3,048,849
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,236,726	85,094	728,403	-	3,950,034
Fidelity Advisor Short Fixed-Income Fund Institutional Class	58,469,712	2,254,377	5,055,895	223,001	55,473,267
Fidelity Advisor Small Cap Fund Institutional Class	2,340,665	46,842	369,935	-	2,302,840
Fidelity Institutional Money Market Portfolio Institutional Class	71,120,992	2,860,589	6,263,565	40,374	67,718,018
Fidelity Series 100 Index Fund	930,494	19,605	118,927	-	897,405
Fidelity Series All-Sector Equity Fund	7,623,707	122,971	1,311,208	-	7,165,278
Fidelity Series Commodity Strategy Fund	6,348,249	615,845	523,241	-	5,940,526
Fidelity Series Emerging Markets Debt Fund	1,617,547	80,041	112,313	40,897	1,471,488
Fidelity Series Emerging Markets Fund	3,933,471	197,145	336,476	-	3,793,857
Fidelity Series Floating Rate High Income Fund	3,606,153	190,394	234,742	78,660	3,544,975
Fidelity Series High Income Fund	16,077,152	906,450	1,363,182	412,612	15,271,952
Fidelity Series Inflation-Protected Bond Index Fund	37,364,057	1,739,988	2,950,101	-	34,377,994
Fidelity Series International Growth Fund	6,557,246	155,636	967,693	-	6,171,116
Fidelity Series International Small Cap Fund	1,343,743	27,961	205,647	-	1,304,078
Fidelity Series International Value Fund	6,535,805	138,721	952,290	-	6,287,130
Fidelity Series Investment Grade Bond Fund	70,566,759	4,101,698	5,266,273	720,328	67,289,141
Fidelity Series Large Cap Value Fund	4,366,121	67,283	978,982	-	3,811,027
Fidelity Series Real Estate Equity Fund	651,607	34,981	59,033	4,034	578,104
Fidelity Series Real Estate Income Fund	1,201,698	80,608	105,144	33,617	1,108,788
Fidelity Series Small Cap Opportunities Fund	2,720,966	248,427	430,029	-	2,658,627
Total	$ 327,559,329	$ 17,499,029	$ 34,424,206	$ 1,595,094	$ 310,835,552
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $293,638,050) - See accompanying schedule		$ 310,835,552
Receivable for investments sold		145,198
Receivable for fund shares sold		692,494
Total assets		311,673,244

Liabilities
Payable for investments purchased	$ 14,598
Payable for fund shares redeemed	826,140
Distribution and service plan fees payable	70,500
Total liabilities		911,238

Net Assets		$ 310,762,006
Net Assets consist of:
Paid in capital		$ 291,457,188
Undistributed net investment income		247,867
Accumulated undistributed net realized gain (loss) on investments		1,859,449
Net unrealized appreciation (depreciation) on investments		17,197,502
Net Assets		$ 310,762,006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($165,071,584 ÷ 14,867,864 shares)		$ 11.10

Maximum offering price per share (100/94.25 of $11.10)		$ 11.78
Class T: Net Asset Value and redemption price per share ($50,693,440 ÷ 4,569,668 shares)		$ 11.09

Maximum offering price per share (100/96.50 of $11.09)		$ 11.49
Class B: Net Asset Value and offering price per share ($1,979,421 ÷ 178,568 shares)A		$ 11.08

Class C: Net Asset Value and offering price per share ($15,537,051 ÷ 1,402,622 shares)A		$ 11.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,480,510 ÷ 6,960,731 shares)		$ 11.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,595,094

Expenses
Distribution and service plan fees	$ 439,921
Independent trustees' compensation	605
Total expenses before reductions	440,526
Expense reductions	(605)	439,921
Net investment income (loss)		1,155,173
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,345,155
Capital gain distributions from underlying funds	239,454
Total net realized gain (loss)		2,584,609
Change in net unrealized appreciation (depreciation) on underlying funds		(2,143,775)
Net gain (loss)		440,834
Net increase (decrease) in net assets resulting from operations		$ 1,596,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,155,173	$ 3,306,001
Net realized gain (loss)	2,584,609	6,963,470
Change in net unrealized appreciation (depreciation)	(2,143,775)	3,721,536
Net increase (decrease) in net assets resulting from operations	1,596,007	13,991,007
Distributions to shareholders from net investment income	(1,158,318)	(3,274,495)
Distributions to shareholders from net realized gain	(3,649,889)	(4,055,113)
Total distributions	(4,808,207)	(7,329,608)
Share transactions - net increase (decrease)	(13,511,315)	17,611,622
Total increase (decrease) in net assets	(16,723,515)	24,273,021

Net Assets
Beginning of period	327,485,521	303,212,500
End of period (including undistributed net investment income of $247,867 and undistributed net investment income of $251,012, respectively)	$ 310,762,006	$ 327,485,521

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46
Income from Investment Operations
Net investment income (loss) E	.04	.12	.15	.16	.22	.29
Net realized and unrealized gain (loss)	.02	.37	.21	.57	1.66	(1.60)
Total from investment operations	.06	.49	.36	.73	1.88	(1.31)
Distributions from net investment income	(.04)	(.12)	(.15)	(.16)	(.22)	(.30)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.17)	(.26)	(.23)	(.23)	(.27) H	(.41)
Net asset value, end of period	$ 11.10	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74
Total Return B, C, D	.51%	4.53%	3.34%	7.11%	21.74%	(12.78)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.74% A	1.08%	1.37%	1.48%	2.19%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,072	$ 176,876	$ 166,658	$ 157,695	$ 142,691	$ 93,865
Portfolio turnover rate F	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45
Income from Investment Operations
Net investment income (loss) E	.03	.09	.12	.13	.19	.27
Net realized and unrealized gain (loss)	.01	.38	.20	.57	1.67	(1.61)
Total from investment operations	.04	.47	.32	.70	1.86	(1.34)
Distributions from net investment income	(.03)	(.09)	(.12)	(.13)	(.19)	(.27)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.15) I	(.23)	(.20)	(.20)	(.25) H	(.38)
Net asset value, end of period	$ 11.09	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73
Total Return B, C, D	.37%	4.35%	3.01%	6.85%	21.47%	(13.03)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.49% A	.83%	1.12%	1.23%	1.94%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,693	$ 53,734	$ 56,246	$ 57,404	$ 52,047	$ 42,675
Portfolio turnover rate F	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.125 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44
Income from Investment Operations
Net investment income (loss) E	- H	.04	.07	.08	.14	.22
Net realized and unrealized gain (loss)	.02	.37	.19	.58	1.67	(1.60)
Total from investment operations	.02	.41	.26	.66	1.81	(1.38)
Distributions from net investment income	-	(.04)	(.07)	(.08)	(.14)	(.23)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.13)	(.18)	(.14) J	(.15)	(.20) I	(.34)
Net asset value, end of period	$ 11.08	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Total Return B, C, D	.13%	3.80%	2.47%	6.39%	20.86%	(13.48)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.01)% A	.33%	.62%	.73%	1.44%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,979	$ 2,294	$ 2,889	$ 3,938	$ 5,319	$ 4,282
Portfolio turnover rate F	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43
Income from Investment Operations
Net investment income (loss) E	- H	.04	.07	.08	.14	.22
Net realized and unrealized gain (loss)	.03	.36	.20	.58	1.67	(1.60)
Total from investment operations	.03	.40	.27	.66	1.81	(1.38)
Distributions from net investment income	-	(.04)	(.07)	(.08)	(.14)	(.22)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.13)	(.18)	(.15)	(.15)	(.20) I	(.33)
Net asset value, end of period	$ 11.08	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Total Return B, C, D	.23%	3.70%	2.50%	6.42%	20.83%	(13.41)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.01)% A	.33%	.62%	.73%	1.44%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,537	$ 16,606	$ 17,170	$ 16,581	$ 14,697	$ 11,362
Portfolio turnover rate F	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48
Income from Investment Operations
Net investment income (loss) D	.06	.15	.18	.18	.24	.31
Net realized and unrealized gain (loss)	.02	.37	.20	.57	1.68	(1.61)
Total from investment operations	.08	.52	.38	.75	1.92	(1.30)
Distributions from net investment income	(.05)	(.14)	(.17)	(.19)	(.24)	(.32)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.18)	(.29) J	(.25)	(.25) I	(.30) H	(.43)
Net asset value, end of period	$ 11.13	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75
Total Return B, C	.71%	4.75%	3.58%	7.36%	22.16%	(12.63)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.99% A	1.33%	1.62%	1.73%	2.44%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,481	$ 77,976	$ 60,248	$ 32,640	$ 18,137	$ 8,461
Portfolio turnover rate E	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.5	3.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.0	3.0
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	1.6
Fidelity Advisor Large Cap Fund Institutional Class	1.5	1.6
Fidelity Advisor Series Equity-Income Fund	2.0	2.1
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	2.0	0.5
Fidelity Advisor Series Opportunistic Insights Fund	1.6	1.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.0	2.2
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.2
Fidelity Series 100 Index Fund	0.5	0.5
Fidelity Series All-Sector Equity Fund	3.8	4.0
Fidelity Series Large Cap Value Fund	2.0	2.3
Fidelity Series Real Estate Equity Fund	0.3	0.4
Fidelity Series Small Cap Opportunities Fund	1.4	1.4
	21.3	22.3
Developed International Equity Funds
Fidelity Series International Growth Fund	3.3	3.4
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.3	3.3
	7.3	7.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.8	4.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	7.0	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.9	9.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.9	18.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	14.5	13.7
Fidelity Institutional Money Market Portfolio Institutional Class	17.6	16.7
	32.1	30.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.5%
Domestic Equity Funds	21.3%
Developed International Equity Funds	7.3%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	8.9%
Investment Grade Bond Funds	17.9%
Short-Term Funds	32.1%

Six months ago
Commodity Funds	3.7%
Domestic Equity Funds	22.3%
Developed International Equity Funds	7.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	18.1%
Short-Term Funds	30.4%

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.8%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund (a)(c)	1,344,988	$ 10,773,354
Domestic Equity Funds - 21.3%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	111,593	9,181,841
Fidelity Advisor Large Cap Fund Institutional Class (c)	171,061	4,601,541
Fidelity Advisor Series Equity-Income Fund (c)	522,290	6,157,801
Fidelity Advisor Series Growth & Income Fund (c)	510,814	6,155,310
Fidelity Advisor Series Opportunistic Insights Fund (c)	374,976	4,829,697
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	508,020	6,182,598
Fidelity Advisor Small Cap Fund Institutional Class (c)	119,159	3,631,975
Fidelity Series 100 Index Fund (c)	131,556	1,457,645
Fidelity Series All-Sector Equity Fund (c)	803,057	11,371,291
Fidelity Series Large Cap Value Fund (c)	472,281	5,964,912
Fidelity Series Real Estate Equity Fund (c)	82,916	991,674
Fidelity Series Small Cap Opportunities Fund (c)	324,698	4,165,874
TOTAL DOMESTIC EQUITY FUNDS		64,692,159
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,727,786)		75,465,513
International Equity Funds - 9.3%

Developed International Equity Funds - 7.3%
Fidelity Series International Growth Fund (c)	730,880	9,918,037
Fidelity Series International Small Cap Fund (c)	137,612	2,104,091
Fidelity Series International Value Fund (c)	931,320	10,011,694
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		22,033,822
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund (c)	370,175	6,196,731
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,865,686)		28,230,553
Bond Funds - 33.8%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund (c)	179,182	$ 1,813,326
Fidelity Series Floating Rate High Income Fund (c)	324,736	3,435,705
Fidelity Series High Income Fund (c)	1,430,222	14,702,678
Fidelity Series Real Estate Income Fund (c)	124,161	1,363,291
TOTAL HIGH YIELD BOND FUNDS		21,315,000
Inflation-Protected Bond Funds - 8.9%
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,492,121	27,039,508
Investment Grade Bond Funds - 17.9%
Fidelity Series Investment Grade Bond Fund (c)	4,881,794	54,627,275
TOTAL BOND FUNDS (Cost $101,292,286)		102,981,783
Short-Term Funds - 32.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	4,707,741	43,923,221
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	53,651,862	53,651,862
TOTAL SHORT-TERM FUNDS (Cost $97,138,152)		97,575,083
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $284,023,910)		304,252,932
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61,670)
NET ASSETS - 100%		$ 304,191,262
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 9,259,781	$ 520,230	$ 1,974,975	$ -	$ 9,181,841
Fidelity Advisor Growth & Income Fund Institutional Class	4,932,891	199,148	5,560,081	-	-
Fidelity Advisor Large Cap Fund Institutional Class	4,939,271	262,159	1,215,649	-	4,601,541
Fidelity Advisor Series Equity-Income Fund	6,678,206	466,077	1,384,750	65,338	6,157,801
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	1,486,283	4,833,068	361,434	-	6,155,310
Fidelity Advisor Series Opportunistic Insights Fund	4,718,776	269,673	906,801	-	4,829,697
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,717,864	372,783	1,479,039	-	6,182,598
Fidelity Advisor Short Fixed-Income Fund Institutional Class	42,520,470	5,838,600	4,298,304	167,651	43,923,221
Fidelity Advisor Small Cap Fund Institutional Class	3,791,219	205,813	823,653	-	3,631,975
Fidelity Institutional Money Market Portfolio Institutional Class	51,920,042	6,847,166	5,115,346	30,348	53,651,862
Fidelity Series 100 Index Fund	1,544,268	85,620	284,064	-	1,457,645
Fidelity Series All-Sector Equity Fund	12,345,820	660,442	2,822,961	-	11,371,291
Fidelity Series Commodity Strategy Fund	11,606,286	1,341,967	1,267,033	-	10,773,354
Fidelity Series Emerging Markets Debt Fund	1,922,638	139,672	114,208	48,886	1,813,326
Fidelity Series Emerging Markets Fund	6,352,622	493,091	654,984	-	6,196,731
Fidelity Series Floating Rate High Income Fund	3,388,054	324,393	260,177	74,701	3,435,705
Fidelity Series High Income Fund	14,966,543	1,566,111	1,506,943	386,994	14,702,678
Fidelity Series Inflation-Protected Bond Index Fund	28,253,550	2,855,807	2,728,030	-	27,039,508
Fidelity Series International Growth Fund	10,396,703	650,903	1,821,495	-	9,918,037
Fidelity Series International Small Cap Fund	2,144,791	123,484	388,693	-	2,104,091
Fidelity Series International Value Fund	10,285,665	620,217	1,802,498	-	10,011,694
Fidelity Series Investment Grade Bond Fund	55,981,719	5,609,985	5,298,990	573,611	54,627,275
Fidelity Series Large Cap Value Fund	7,189,173	361,568	2,171,660	-	5,964,912
Fidelity Series Real Estate Equity Fund	1,108,307	103,912	139,979	6,749	991,674
Fidelity Series Real Estate Income Fund	1,458,849	105,288	118,445	40,788	1,363,291
Fidelity Series Small Cap Opportunities Fund	4,413,628	541,184	992,865	1	4,165,874
Total	$ 310,323,419	$ 35,398,361	$ 45,493,057	$ 1,395,067	$ 304,252,932
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $284,023,910) - See accompanying schedule		$ 304,252,932
Cash		9
Receivable for investments sold		272,038
Receivable for fund shares sold		162,830
Receivable from investment adviser for expense reductions		24
Total assets		304,687,833

Liabilities
Payable for investments purchased	$ 3
Payable for fund shares redeemed	435,890
Distribution and service plan fees payable	60,678
Total liabilities		496,571

Net Assets		$ 304,191,262
Net Assets consist of:
Paid in capital		$ 280,417,458
Undistributed net investment income		1,029,486
Accumulated undistributed net realized gain (loss) on investments		2,515,296
Net unrealized appreciation (depreciation) on investments		20,229,022
Net Assets		$ 304,191,262

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($196,039,349 ÷ 16,312,385 shares)		$ 12.02

Maximum offering price per share (100/94.25 of $12.02)		$ 12.75
Class T: Net Asset Value and redemption price per share ($27,842,962 ÷ 2,318,854 shares)		$ 12.01

Maximum offering price per share (100/96.50 of $12.01)		$ 12.45
Class B: Net Asset Value and offering price per share ($1,125,149 ÷ 93,602 shares)A		$ 12.02

Class C: Net Asset Value and offering price per share ($8,990,623 ÷ 751,342 shares)A		$ 11.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,193,179 ÷ 5,802,313 shares)		$ 12.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,395,067

Expenses
Distribution and service plan fees	$ 365,792
Independent trustees' compensation	575
Total expenses before reductions	366,367
Expense reductions	(575)	365,792
Net investment income (loss)		1,029,275
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,290,289
Capital gain distributions from underlying funds	369,083
Total net realized gain (loss)		3,659,372
Change in net unrealized appreciation (depreciation) on underlying funds		733,921
Net gain (loss)		4,393,293
Net increase (decrease) in net assets resulting from operations		$ 5,422,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,029,275	$ 3,323,059
Net realized gain (loss)	3,659,372	12,719,737
Change in net unrealized appreciation (depreciation)	733,921	462,584
Net increase (decrease) in net assets resulting from operations	5,422,568	16,505,380
Distributions to shareholders from net investment income	(456,504)	(3,357,002)
Distributions to shareholders from net realized gain	(1,900,701)	(1,779,655)
Total distributions	(2,357,205)	(5,136,657)
Share transactions - net increase (decrease)	(9,137,237)	26,042,535
Total increase (decrease) in net assets	(6,071,874)	37,411,258

Net Assets
Beginning of period	310,263,136	272,851,878
End of period (including undistributed net investment income of $1,029,486 and undistributed net investment income of $456,715, respectively)	$ 304,191,262	$ 310,263,136

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40
Income from Investment Operations
Net investment income (loss) E	.04	.13	.15	.15	.20	.27
Net realized and unrealized gain (loss)	.17	.53	.13	.97	2.53	(3.06)
Total from investment operations	.21	.66	.28	1.12	2.73	(2.79)
Distributions from net investment income	(.02)	(.13)	(.15)	(.15)	(.19)	(.28)
Distributions from net realized gain	(.07)	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.09)	(.21) H	(.28)	(.24)	(.26)	(.51)
Net asset value, end of period	$ 12.02	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Total Return B, C, D	1.77%	5.79%	2.53%	10.72%	33.91%	(25.09)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.66% A	1.16%	1.37%	1.37%	2.01%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,039	$ 204,418	$ 193,977	$ 177,385	$ 155,482	$ 88,593
Portfolio turnover rate F	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39
Income from Investment Operations
Net investment income (loss) E	.02	.11	.13	.12	.17	.25
Net realized and unrealized gain (loss)	.17	.52	.12	.97	2.54	(3.06)
Total from investment operations	.19	.63	.25	1.09	2.71	(2.81)
Distributions from net investment income	(.01)	(.11)	(.12)	(.12)	(.17)	(.25)
Distributions from net realized gain	(.07)	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.08)	(.18)	(.25)	(.21)	(.24)	(.48)
Net asset value, end of period	$ 12.01	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Total Return B, C, D	1.63%	5.56%	2.25%	10.42%	33.61%	(25.27)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.41% A	.91%	1.12%	1.12%	1.76%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,843	$ 26,201	$ 22,316	$ 21,658	$ 23,113	$ 14,437
Portfolio turnover rate F	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.07	.07	.12	.20
Net realized and unrealized gain (loss)	.17	.52	.12	.97	2.53	(3.06)
Total from investment operations	.16	.57	.19	1.04	2.65	(2.86)
Distributions from net investment income	-	(.04)	(.05)	(.07)	(.11)	(.19)
Distributions from net realized gain	(.07)	(.07)	(.12)	(.09)	(.07)	(.23)
Total distributions	(.07)	(.11)	(.17)	(.15) H	(.18)	(.42)
Net asset value, end of period	$ 12.02	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09
Total Return B, C, D	1.35%	5.00%	1.73%	9.94%	32.90%	(25.69)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.09)% A	.41%	.62%	.62%	1.26%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,125	$ 1,162	$ 1,571	$ 2,338	$ 2,986	$ 2,692
Portfolio turnover rate F	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.07	.07	.12	.20
Net realized and unrealized gain (loss)	.18	.52	.11	.97	2.53	(3.04)
Total from investment operations	.17	.57	.18	1.04	2.65	(2.84)
Distributions from net investment income	-	(.05)	(.07)	(.07)	(.12)	(.19)
Distributions from net realized gain	(.07)	(.07)	(.12)	(.09)	(.07)	(.23)
Total distributions	(.07)	(.12)	(.18) H	(.16)	(.19)	(.42)
Net asset value, end of period	$ 11.97	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08
Total Return B, C, D	1.44%	5.01%	1.66%	9.91%	32.90%	(25.61)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.09)% A	.41%	.62%	.62%	1.26%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,991	$ 8,118	$ 8,053	$ 8,679	$ 9,377	$ 6,761
Portfolio turnover rate F	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46
Income from Investment Operations
Net investment income (loss) D	.05	.16	.18	.18	.22	.29
Net realized and unrealized gain (loss)	.18	.53	.11	.98	2.55	(3.07)
Total from investment operations	.23	.69	.29	1.16	2.77	(2.78)
Distributions from net investment income	(.02)	(.16)	(.18)	(.18)	(.21)	(.31)
Distributions from net realized gain	(.07)	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.10) I	(.23)	(.30) H	(.27)	(.28)	(.54)
Net asset value, end of period	$ 12.10	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14
Total Return B, C	1.90%	6.11%	2.67%	11.02%	34.28%	(24.93)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.91% A	1.41%	1.62%	1.62%	2.26%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,193	$ 70,364	$ 46,935	$ 35,069	$ 18,775	$ 9,313
Portfolio turnover rate E	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

I Total distributions of $.10 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.073 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.0	5.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.3	4.1
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	2.2
Fidelity Advisor Large Cap Fund Institutional Class	2.1	2.2
Fidelity Advisor Series Equity-Income Fund	2.9	3.0
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	2.8	0.7
Fidelity Advisor Series Opportunistic Insights Fund	2.3	2.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.9	3.1
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.7
Fidelity Series 100 Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	5.3	5.4
Fidelity Series Large Cap Value Fund	2.9	3.1
Fidelity Series Real Estate Equity Fund	0.4	0.5
Fidelity Series Small Cap Opportunities Fund	1.9	1.9
	30.2	30.7
Developed International Equity Funds
Fidelity Series International Growth Fund	4.7	4.6
Fidelity Series International Small Cap Fund	1.0	0.9
Fidelity Series International Value Fund	4.7	4.6
	10.4	10.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.8	2.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.2
Fidelity Series High Income Fund	4.7	4.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.9	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.7	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.5	21.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	6.1	5.7
Fidelity Institutional Money Market Portfolio Institutional Class	7.4	6.9
	13.5	12.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.0%
Domestic Equity Funds	30.2%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	21.5%
Short-Term Funds	13.5%

Six months ago
Commodity Funds	5.1%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	21.6%
Short-Term Funds	12.6%

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund (a)(c)	5,573,516	$ 44,643,862
Domestic Equity Funds - 30.2%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	467,652	38,478,426
Fidelity Advisor Large Cap Fund Institutional Class (c)	712,340	19,161,946
Fidelity Advisor Series Equity-Income Fund (c)	2,181,560	25,720,596
Fidelity Advisor Series Growth & Income Fund (c)	2,096,321	25,260,674
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,563,236	20,134,485
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,123,696	25,845,376
Fidelity Advisor Small Cap Fund Institutional Class (c)	494,360	15,068,102
Fidelity Series 100 Index Fund (c)	540,380	5,987,406
Fidelity Series All-Sector Equity Fund (c)	3,371,778	47,744,376
Fidelity Series Large Cap Value Fund (c)	2,024,458	25,568,909
Fidelity Series Real Estate Equity Fund (c)	314,406	3,760,301
Fidelity Series Small Cap Opportunities Fund (c)	1,350,232	17,323,470
TOTAL DOMESTIC EQUITY FUNDS		270,054,067
TOTAL DOMESTIC EQUITY FUNDS (Cost $267,917,591)		314,697,929
International Equity Funds - 13.2%

Developed International Equity Funds - 10.4%
Fidelity Series International Growth Fund (c)	3,086,446	41,883,079
Fidelity Series International Small Cap Fund (c)	576,685	8,817,512
Fidelity Series International Value Fund (c)	3,937,144	42,324,302
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		93,024,893
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund (c)	1,495,732	25,038,554
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $99,067,426)		118,063,447
Bond Funds - 38.1%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	521,385	$ 5,276,420
Fidelity Series Floating Rate High Income Fund (c)	942,244	9,968,944
Fidelity Series High Income Fund (c)	4,112,906	42,280,673
Fidelity Series Real Estate Income Fund (c)	391,529	4,298,991
TOTAL HIGH YIELD BOND FUNDS		61,825,028
Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund (c)	8,018,127	86,996,683
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund (c)	17,174,120	192,178,400
TOTAL BOND FUNDS (Cost $338,086,784)		341,000,111
Short-Term Funds - 13.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	5,835,602	54,446,165
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	66,572,965	66,572,965
TOTAL SHORT-TERM FUNDS (Cost $121,044,287)		121,019,130
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $826,116,088)		894,780,617
NET OTHER ASSETS (LIABILITIES) - 0.0%		(201,209)
NET ASSETS - 100%		$ 894,579,408
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 37,256,333	$ 1,069,645	$ 5,498,333	$ -	$ 38,478,426
Fidelity Advisor Growth & Income Fund Institutional Class	19,844,540	464,881	22,020,009	-	-
Fidelity Advisor Large Cap Fund Institutional Class	20,021,126	496,004	3,862,188	-	19,161,946
Fidelity Advisor Series Equity-Income Fund	27,797,031	1,158,986	4,872,682	272,677	25,720,596
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	6,212,935	19,655,337	1,428,702	-	25,260,674
Fidelity Advisor Series Opportunistic Insights Fund	19,617,134	534,880	3,126,848	-	20,134,485
Fidelity Advisor Series Stock Selector Large Cap Value Fund	27,908,639	740,995	5,163,865	-	25,845,376
Fidelity Advisor Short Fixed-Income Fund Institutional Class	51,871,108	6,686,125	3,937,886	208,614	54,446,165
Fidelity Advisor Small Cap Fund Institutional Class	15,266,503	409,392	2,477,477	-	15,068,102
Fidelity Institutional Money Market Portfolio Institutional Class	63,172,497	8,160,937	4,760,470	37,651	66,572,965
Fidelity Series 100 Index Fund	6,173,658	174,442	806,427	-	5,987,406
Fidelity Series All-Sector Equity Fund	49,620,547	1,272,691	7,968,517	-	47,744,376
Fidelity Series Commodity Strategy Fund	46,125,134	6,013,867	3,812,615	-	44,643,862
Fidelity Series Emerging Markets Debt Fund	5,750,850	301,058	372,292	145,619	5,276,420
Fidelity Series Emerging Markets Fund	25,236,844	1,735,499	1,988,878	-	25,038,554
Fidelity Series Floating Rate High Income Fund	10,542,272	417,793	942,443	224,530	9,968,944
Fidelity Series High Income Fund	43,273,952	3,224,784	3,269,482	1,125,923	42,280,673
Fidelity Series Inflation-Protected Bond Index Fund	91,127,240	6,732,113	6,507,221	-	86,996,683
Fidelity Series International Growth Fund	42,059,080	1,324,381	4,398,646	-	41,883,079
Fidelity Series International Small Cap Fund	8,602,872	256,515	975,192	-	8,817,512
Fidelity Series International Value Fund	41,792,652	1,281,742	4,541,962	-	42,324,302
Fidelity Series Investment Grade Bond Fund	196,591,693	15,243,128	13,747,156	2,030,291	192,178,400
Fidelity Series Large Cap Value Fund	28,205,834	684,123	5,633,383	-	25,568,909
Fidelity Series Real Estate Equity Fund	4,145,322	350,051	405,881	26,290	3,760,301
Fidelity Series Real Estate Income Fund	4,736,681	283,811	455,636	131,328	4,298,991
Fidelity Series Small Cap Opportunities Fund	17,772,438	1,743,295	2,984,158	-	17,323,470
Total	$ 910,724,915	$ 80,416,475	$ 115,958,349	$ 4,202,923	$ 894,780,617
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $826,116,088) - See accompanying schedule		$ 894,780,617
Receivable for investments sold		2,190,777
Receivable for fund shares sold		632,372
Total assets		897,603,766

Liabilities
Payable for investments purchased	$ 5,701
Payable for fund shares redeemed	2,821,639
Distribution and service plan fees payable	197,018
Total liabilities		3,024,358

Net Assets		$ 894,579,408
Net Assets consist of:
Paid in capital		$ 813,147,659
Undistributed net investment income		2,992,871
Accumulated undistributed net realized gain (loss) on investments		9,774,349
Net unrealized appreciation (depreciation) on investments		68,664,529
Net Assets		$ 894,579,408

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,975,989 ÷ 40,809,065 shares)		$ 12.69

Maximum offering price per share (100/94.25 of $12.69)		$ 13.46
Class T: Net Asset Value and redemption price per share ($128,567,651 ÷ 10,165,355 shares)		$ 12.65

Maximum offering price per share (100/96.50 of $12.65)		$ 13.11
Class B: Net Asset Value and offering price per share ($4,938,035 ÷ 390,119 shares)A		$ 12.66

Class C: Net Asset Value and offering price per share ($37,261,684 ÷ 2,966,690 shares)A		$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($205,836,049 ÷ 16,139,593 shares)		$ 12.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,202,923

Expenses
Distribution and service plan fees	$ 1,206,775
Independent trustees' compensation	1,698
Total expenses before reductions	1,208,473
Expense reductions	(1,698)	1,206,775
Net investment income (loss)		2,996,148
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,242,811
Capital gain distributions from underlying funds	1,516,761
Total net realized gain (loss)		11,759,572
Change in net unrealized appreciation (depreciation) on underlying funds		9,354,765
Net gain (loss)		21,114,337
Net increase (decrease) in net assets resulting from operations		$ 24,110,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,996,148	$ 11,478,269
Net realized gain (loss)	11,759,572	54,501,265
Change in net unrealized appreciation (depreciation)	9,354,765	(4,153,489)
Net increase (decrease) in net assets resulting from operations	24,110,485	61,826,045
Distributions to shareholders from net investment income	(1,301,958)	(11,763,830)
Distributions to shareholders from net realized gain	(9,014,737)	(6,303,241)
Total distributions	(10,316,695)	(18,067,071)
Share transactions - net increase (decrease)	(29,734,922)	(22,088,856)
Total increase (decrease) in net assets	(15,941,132)	21,670,118

Net Assets
Beginning of period	910,520,540	888,850,422
End of period (including undistributed net investment income of $2,992,871 and undistributed net investment income of $1,298,681, respectively)	$ 894,579,408	$ 910,520,540

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78
Income from Investment Operations
Net investment income (loss) E	.04	.16	.17	.15	.21	.27
Net realized and unrealized gain (loss)	.29	.70	.12	1.17	2.76	(3.28)
Total from investment operations	.33	.86	.29	1.32	2.97	(3.01)
Distributions from net investment income	(.02)	(.16)	(.17)	(.17)	(.21)	(.28)
Distributions from net realized gain	(.12)	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.14)	(.25)	(.32) I	(.27)	(.29) H	(.58)
Net asset value, end of period	$ 12.69	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19
Total Return B, C, D	2.67%	7.33%	2.63%	12.27%	36.51%	(26.36)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.68% A	1.33%	1.48%	1.38%	2.04%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 517,976	$ 540,980	$ 552,770	$ 536,999	$ 478,025	$ 339,203
Portfolio turnover rate F	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74
Income from Investment Operations
Net investment income (loss) E	.03	.13	.14	.13	.18	.25
Net realized and unrealized gain (loss)	.30	.69	.13	1.15	2.76	(3.28)
Total from investment operations	.33	.82	.27	1.28	2.94	(3.03)
Distributions from net investment income	(.01)	(.13)	(.14)	(.13)	(.19)	(.25)
Distributions from net realized gain	(.12)	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.14) J	(.22)	(.29) I	(.23)	(.27) H	(.55)
Net asset value, end of period	$ 12.65	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16
Total Return B, C, D	2.62%	6.98%	2.43%	11.95%	36.19%	(26.57)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.43% A	1.08%	1.23%	1.13%	1.79%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,568	$ 127,353	$ 132,044	$ 152,126	$ 204,059	$ 163,842
Portfolio turnover rate F	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

I Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.124 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70
Income from Investment Operations
Net investment income (loss) E	- H	.07	.08	.07	.13	.20
Net realized and unrealized gain (loss)	.29	.70	.13	1.15	2.76	(3.26)
Total from investment operations	.29	.77	.21	1.22	2.89	(3.06)
Distributions from net investment income	-	(.06)	(.07)	(.07)	(.13)	(.19)
Distributions from net realized gain	(.12)	(.09)	(.15)	(.10)	(.08)	(.30)
Total distributions	(.12)	(.15)	(.21) J	(.17)	(.22) I	(.49)
Net asset value, end of period	$ 12.66	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15
Total Return B, C, D	2.33%	6.51%	1.90%	11.37%	35.54%	(26.92)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.07)% A	.58%	.73%	.63%	1.29%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,938	$ 6,474	$ 9,154	$ 15,842	$ 22,468	$ 19,950
Portfolio turnover rate F	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67
Income from Investment Operations
Net investment income (loss)	- H	.07	.08	.07	.13	.20
Net realized and unrealized gain (loss)	.29	.69	.13	1.14	2.74	(3.25)
Total from investment operations	.29	.76	.21	1.21	2.87	(3.05)
Distributions from net investment income	-	(.07)	(.08)	(.08)	(.14)	(.19)
Distributions from net realized gain	(.12)	(.09)	(.15)	(.10)	(.08)	(.30)
Total distributions	(.12)	(.16)	(.23)	(.18)	(.22) I	(.49)
Net asset value, end of period	$ 12.56	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13
Total Return B, C, D	2.35%	6.49%	1.90%	11.33%	35.45%	(26.88)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.07)% A	.58%	.73%	.63%	1.29%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,262	$ 38,562	$ 38,423	$ 44,764	$ 47,178	$ 37,524
Portfolio turnover rate F	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.022 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.06	.19	.20	.18	.23	.30
Net realized and unrealized gain (loss)	.29	.70	.13	1.17	2.78	(3.30)
Total from investment operations	.35	.89	.33	1.35	3.01	(3.00)
Distributions from net investment income	(.03)	(.19)	(.20)	(.20)	(.23)	(.30)
Distributions from net realized gain	(.12)	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.15)	(.28)	(.35) H	(.30)	(.32) G	(.60)
Net asset value, end of period	$ 12.75	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22
Total Return B, C	2.80%	7.56%	2.97%	12.50%	36.80%	(26.16)%
Ratios to Average Net Assets E, F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.93% A	1.58%	1.73%	1.63%	2.29%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,836	$ 197,152	$ 156,459	$ 115,490	$ 75,569	$ 41,737
Portfolio turnover rate E	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.1555 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.3	5.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.5	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	2.3
Fidelity Advisor Large Cap Fund Institutional Class	2.3	2.3
Fidelity Advisor Series Equity-Income Fund	3.0	3.1
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	3.0	0.7
Fidelity Advisor Series Opportunistic Insights Fund	2.3	2.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.0	3.1
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.8
Fidelity Series 100 Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	5.6	5.7
Fidelity Series Large Cap Value Fund	3.0	3.2
Fidelity Series Real Estate Equity Fund	0.4	0.5
Fidelity Series Small Cap Opportunities Fund	2.0	2.1
	31.6	32.0
Developed International Equity Funds
Fidelity Series International Growth Fund	5.0	4.8
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	5.0	4.7
	11.0	10.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.6
	6.9	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.9	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.6	22.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.4	4.4
Fidelity Institutional Money Market Portfolio Institutional Class	5.4	5.3
	9.8	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.3%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.8%

Six months ago
Commodity Funds	5.4%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.7%

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund (a)(c)	12,747,014	$ 102,103,585
Domestic Equity Funds - 31.6%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	1,061,122	87,309,146
Fidelity Advisor Large Cap Fund Institutional Class (c)	1,614,946	43,442,036
Fidelity Advisor Series Equity-Income Fund (c)	4,983,781	58,758,781
Fidelity Advisor Series Growth & Income Fund (c)	4,772,861	57,512,980
Fidelity Advisor Series Opportunistic Insights Fund (c)	3,508,436	45,188,652
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	4,827,653	58,752,532
Fidelity Advisor Small Cap Fund Institutional Class (c)	1,120,418	34,150,343
Fidelity Series 100 Index Fund (c)	1,225,583	13,579,454
Fidelity Series All-Sector Equity Fund (c)	7,663,308	108,512,444
Fidelity Series Large Cap Value Fund (c)	4,560,105	57,594,122
Fidelity Series Real Estate Equity Fund (c)	712,071	8,516,371
Fidelity Series Small Cap Opportunities Fund (c)	3,056,460	39,214,387
TOTAL DOMESTIC EQUITY FUNDS		612,531,248
TOTAL DOMESTIC EQUITY FUNDS (Cost $599,965,447)		714,634,833
International Equity Funds - 13.9%

Developed International Equity Funds - 11.0%
Fidelity Series International Growth Fund (c)	7,073,501	95,987,410
Fidelity Series International Small Cap Fund (c)	1,309,479	20,021,937
Fidelity Series International Value Fund (c)	8,992,363	96,667,903
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		212,677,250
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund (c)	3,373,557	56,473,352
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $219,714,963)		269,150,602
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	1,106,425	$ 11,197,020
Fidelity Series Floating Rate High Income Fund (c)	2,058,602	21,780,012
Fidelity Series High Income Fund (c)	8,809,706	90,563,780
Fidelity Series Real Estate Income Fund (c)	941,163	10,333,968
TOTAL HIGH YIELD BOND FUNDS		133,874,780
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund (c)	17,689,479	191,930,851
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund (c)	39,221,116	438,884,288
TOTAL BOND FUNDS (Cost $757,122,859)		764,689,919
Short-Term Funds - 9.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	9,191,423	85,755,978
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	103,870,506	103,870,506
TOTAL SHORT-TERM FUNDS (Cost $188,385,967)		189,626,484
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,765,189,236)		1,938,101,838
NET OTHER ASSETS (LIABILITIES) - 0.0%		(408,069)
NET ASSETS - 100%		$ 1,937,693,769
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 84,657,466	$ 1,358,728	$ 11,467,812	$ -	$ 87,309,146
Fidelity Advisor Growth & Income Fund Institutional Class	44,873,207	488,411	49,209,139	-	-
Fidelity Advisor Large Cap Fund Institutional Class	45,274,051	531,557	8,005,719	-	43,442,036
Fidelity Advisor Series Equity-Income Fund	61,416,234	2,072,658	8,326,614	603,475	58,758,781
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	13,693,032	44,568,855	2,570,092	-	57,512,980
Fidelity Advisor Series Opportunistic Insights Fund	43,357,108	703,407	5,770,034	-	45,188,652
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,668,338	952,769	9,077,681	-	58,752,532
Fidelity Advisor Short Fixed-Income Fund Institutional Class	86,474,459	5,346,908	5,776,023	336,903	85,755,978
Fidelity Advisor Small Cap Fund Institutional Class	34,707,632	524,783	5,307,267	-	34,150,343
Fidelity Institutional Money Market Portfolio Institutional Class	105,198,514	7,094,446	8,422,454	60,675	103,870,506
Fidelity Series 100 Index Fund	13,918,390	224,637	1,562,534	-	13,579,454
Fidelity Series All-Sector Equity Fund	112,351,689	1,399,615	16,082,643	-	108,512,444
Fidelity Series Commodity Strategy Fund	105,007,756	12,639,730	7,162,118	-	102,103,585
Fidelity Series Emerging Markets Debt Fund	12,205,213	557,421	715,506	307,766	11,197,020
Fidelity Series Emerging Markets Fund	56,762,125	3,090,030	3,497,829	-	56,473,352
Fidelity Series Floating Rate High Income Fund	21,465,667	1,610,293	1,199,523	472,714	21,780,012
Fidelity Series High Income Fund	92,367,830	5,228,922	5,019,532	2,393,086	90,563,780
Fidelity Series Inflation-Protected Bond Index Fund	195,025,325	17,204,737	10,910,246	-	191,930,851
Fidelity Series International Growth Fund	94,342,991	1,620,283	6,577,231	-	95,987,410
Fidelity Series International Small Cap Fund	19,264,544	324,275	1,669,018	-	20,021,937
Fidelity Series International Value Fund	93,717,826	1,620,283	7,236,778	-	96,667,903
Fidelity Series Investment Grade Bond Fund	443,590,585	32,560,023	23,994,662	4,587,211	438,884,288
Fidelity Series Large Cap Value Fund	63,335,231	738,330	11,645,710	-	57,594,122
Fidelity Series Real Estate Equity Fund	9,445,628	532,999	739,215	59,189	8,516,371
Fidelity Series Real Estate Income Fund	11,099,419	683,638	817,587	312,319	10,333,968
Fidelity Series Small Cap Opportunities Fund	40,393,393	3,469,029	6,433,921	-	39,214,387
Total	$ 1,965,613,653	$ 147,146,767	$ 219,196,888	$ 9,133,338	$ 1,938,101,838
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,765,189,236) - See accompanying schedule		$ 1,938,101,838
Receivable for investments sold		3,525,089
Receivable for fund shares sold		1,306,815
Total assets		1,942,933,742

Liabilities
Payable for investments purchased	$ 103
Payable for fund shares redeemed	4,833,484
Distribution and service plan fees payable	406,386
Total liabilities		5,239,973

Net Assets		$ 1,937,693,769
Net Assets consist of:
Paid in capital		$ 1,736,594,421
Undistributed net investment income		6,646,143
Accumulated undistributed net realized gain (loss) on investments		21,540,603
Net unrealized appreciation (depreciation) on investments		172,912,602
Net Assets		$ 1,937,693,769

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,139,749,591 ÷ 90,412,292 shares)		$ 12.61

Maximum offering price per share (100/94.25 of $12.61)		$ 13.38
Class T: Net Asset Value and redemption price per share ($231,748,626 ÷ 18,421,407 shares)		$ 12.58

Maximum offering price per share (100/96.50 of $12.58)		$ 13.04
Class B: Net Asset Value and offering price per share ($14,371,986 ÷ 1,145,146 shares)A		$ 12.55

Class C: Net Asset Value and offering price per share ($72,753,080 ÷ 5,824,097 shares)A		$ 12.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($479,070,486 ÷ 37,716,747 shares)		$ 12.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,133,338

Expenses
Distribution and service plan fees	$ 2,469,160
Independent trustees' compensation	3,656
Total expenses before reductions	2,472,816
Expense reductions	(3,656)	2,469,160
Net investment income (loss)		6,664,178
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,504,519
Capital gain distributions from underlying funds	3,426,678
Total net realized gain (loss)		24,931,197
Change in net unrealized appreciation (depreciation) on underlying funds		23,033,768
Net gain (loss)		47,964,965
Net increase (decrease) in net assets resulting from operations		$ 54,629,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,664,178	$ 24,573,510
Net realized gain (loss)	24,931,197	92,864,023
Change in net unrealized appreciation (depreciation)	23,033,768	17,904,608
Net increase (decrease) in net assets resulting from operations	54,629,143	135,342,141
Distributions to shareholders from net investment income	(2,852,074)	(24,816,448)
Distributions to shareholders from net realized gain	(31,992,134)	(13,437,037)
Total distributions	(34,844,208)	(38,253,485)
Share transactions - net increase (decrease)	(47,263,491)	111,574,961
Total increase (decrease) in net assets	(27,478,556)	208,663,617

Net Assets
Beginning of period	1,965,172,325	1,756,508,708
End of period (including undistributed net investment income of $6,646,143 and undistributed net investment income of $2,834,039, respectively)	$ 1,937,693,769	$ 1,965,172,325

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85
Income from Investment Operations
Net investment income (loss) E	.04	.16	.17	.16	.20	.26
Net realized and unrealized gain (loss)	.32	.71	.13	1.16	2.84	(3.47)
Total from investment operations	.36	.87	.30	1.32	3.04	(3.21)
Distributions from net investment income	(.02)	(.16)	(.17)	(.16)	(.20)	(.26)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.22)	(.25)	(.32)	(.26)	(.28) I	(.59) H
Net asset value, end of period	$ 12.61	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05
Total Return B, C, D	2.92%	7.45%	2.71%	12.36%	37.95%	(28.01)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.69% A	1.36%	1.50%	1.42%	2.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139,750	$ 1,181,020	$ 1,101,302	$ 1,004,955	$ 830,024	$ 477,641
Portfolio turnover rate F	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82
Income from Investment Operations
Net investment income (loss) E	.03	.13	.14	.13	.18	.24
Net realized and unrealized gain (loss)	.30	.72	.13	1.16	2.82	(3.46)
Total from investment operations	.33	.85	.27	1.29	3.00	(3.22)
Distributions from net investment income	(.01)	(.13)	(.14)	(.13)	(.17)	(.23)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.21)	(.22)	(.29)	(.23)	(.25) I	(.56) H
Net asset value, end of period	$ 12.58	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04
Total Return B, C, D	2.70%	7.28%	2.44%	12.09%	37.53%	(28.13)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.44% A	1.11%	1.25%	1.17%	1.77%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 231,749	$ 227,022	$ 213,366	$ 236,106	$ 225,384	$ 162,439
Portfolio turnover rate F	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77
Income from Investment Operations
Net investment income (loss) E	- H	.07	.09	.07	.13	.19
Net realized and unrealized gain (loss)	.31	.71	.13	1.16	2.82	(3.44)
Total from investment operations	.31	.78	.22	1.23	2.95	(3.25)
Distributions from net investment income	-	(.06)	(.07)	(.07)	(.12)	(.17)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.20)	(.15)	(.23) K	(.17)	(.21) J	(.50) I
Net asset value, end of period	$ 12.55	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02
Total Return B, C, D	2.50%	6.65%	1.95%	11.51%	36.85%	(28.47)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)% A	.61%	.75%	.67%	1.27%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,372	$ 17,411	$ 23,552	$ 32,762	$ 35,932	$ 27,727
Portfolio turnover rate F	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76
Income from Investment Operations
Net investment income (loss) E	- H	.07	.09	.07	.13	.19
Net realized and unrealized gain (loss)	.30	.71	.13	1.15	2.82	(3.45)
Total from investment operations	.30	.78	.22	1.22	2.95	(3.26)
Distributions from net investment income	-	(.07)	(.09)	(.07)	(.13)	(.18)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.20)	(.16)	(.24)	(.17)	(.21) J	(.50) I
Net asset value, end of period	$ 12.49	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00
Total Return B, C, D	2.43%	6.70%	1.98%	11.49%	36.97%	(28.53)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)% A	.61%	.75%	.67%	1.27%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,753	$ 72,115	$ 70,220	$ 70,396	$ 64,801	$ 46,942
Portfolio turnover rate F	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.06	.19	.20	.19	.23	.29
Net realized and unrealized gain (loss)	.31	.72	.14	1.17	2.85	(3.50)
Total from investment operations	.37	.91	.34	1.36	3.08	(3.21)
Distributions from net investment income	(.03)	(.19)	(.19)	(.19)	(.22)	(.29)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.23)	(.28)	(.35) J	(.29)	(.30) I	(.61) H
Net asset value, end of period	$ 12.70	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09
Total Return B, C	2.96%	7.74%	3.01%	12.67%	38.30%	(27.85)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.94% A	1.61%	1.75%	1.67%	2.27%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 479,070	$ 467,604	$ 348,068	$ 238,655	$ 137,487	$ 77,998
Portfolio turnover rate E	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.7	5.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.8	4.7
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	2.5
Fidelity Advisor Large Cap Fund Institutional Class	2.4	2.5
Fidelity Advisor Series Equity-Income Fund	3.3	3.4
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	3.2	0.8
Fidelity Advisor Series Opportunistic Insights Fund	2.5	2.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.3	3.4
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.9
Fidelity Series 100 Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	6.0	6.3
Fidelity Series Large Cap Value Fund	3.2	3.6
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.2	2.2
	34.1	35.0
Developed International Equity Funds
Fidelity Series International Growth Fund	5.3	5.2
Fidelity Series International Small Cap Fund	1.1	1.1
Fidelity Series International Value Fund	5.4	5.2
	11.8	11.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	3.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.1	5.4
Fidelity Series Real Estate Income Fund	0.5	0.6
	7.4	7.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.3	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.2	21.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.3	3.0
Fidelity Institutional Money Market Portfolio Institutional Class	4.0	3.7
	7.3	6.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.7%
Domestic Equity Funds	34.1%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	8.3%
Investment Grade Bond Funds	22.2%
Short-Term Funds	7.3%

Six months ago
Commodity Funds	5.9%
Domestic Equity Funds	35.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.8%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund (a)(c)	23,851,326	$ 191,049,124
Domestic Equity Funds - 34.1%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	1,972,440	162,292,346
Fidelity Advisor Large Cap Fund Institutional Class (c)	2,992,307	80,493,071
Fidelity Advisor Series Equity-Income Fund (c)	9,274,631	109,347,901
Fidelity Advisor Series Growth & Income Fund (c)	8,847,621	106,613,831
Fidelity Advisor Series Opportunistic Insights Fund (c)	6,546,184	84,314,856
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	8,955,894	108,993,225
Fidelity Advisor Small Cap Fund Institutional Class (c)	2,079,392	63,379,858
Fidelity Series 100 Index Fund (c)	2,284,101	25,307,842
Fidelity Series All-Sector Equity Fund (c)	14,220,903	201,367,987
Fidelity Series Large Cap Value Fund (c)	8,484,380	107,157,715
Fidelity Series Real Estate Equity Fund (c)	1,347,946	16,121,429
Fidelity Series Small Cap Opportunities Fund (c)	5,683,318	72,916,976
TOTAL DOMESTIC EQUITY FUNDS		1,138,307,037
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,125,427,943)		1,329,356,161
International Equity Funds - 15.0%

Developed International Equity Funds - 11.8%
Fidelity Series International Growth Fund (c)	13,057,302	177,187,590
Fidelity Series International Small Cap Fund (c)	2,426,983	37,108,567
Fidelity Series International Value Fund (c)	16,688,406	179,400,368
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		393,696,525
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund (c)	6,374,744	106,713,220
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $413,019,840)		500,409,745
Bond Funds - 37.9%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund (c)	2,276,688	$ 23,040,085
Fidelity Series Floating Rate High Income Fund (c)	3,380,027	35,760,682
Fidelity Series High Income Fund (c)	16,526,869	169,896,215
Fidelity Series Real Estate Income Fund (c)	1,729,962	18,994,984
TOTAL HIGH YIELD BOND FUNDS		247,691,966
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund (c)	25,784,510	279,761,928
Investment Grade Bond Funds - 22.2%
Fidelity Series Investment Grade Bond Fund (c)	66,238,611	741,210,058
TOTAL BOND FUNDS (Cost $1,272,399,606)		1,268,663,952
Short-Term Funds - 7.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	11,775,997	109,870,056
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	134,555,896	134,555,896
TOTAL SHORT-TERM FUNDS (Cost $243,596,756)		244,425,952
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,054,444,145)	3,342,855,810
NET OTHER ASSETS (LIABILITIES) - 0.0%	(709,252)
NET ASSETS - 100%	$ 3,342,146,558
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 154,490,981	$ 3,223,721	$ 19,034,255	$ -	$ 162,292,346
Fidelity Advisor Growth & Income Fund Institutional Class	82,252,688	1,179,659	90,548,966	-	-
Fidelity Advisor Large Cap Fund Institutional Class	82,897,919	1,304,901	14,128,528	-	80,493,071
Fidelity Advisor Series Equity-Income Fund	112,102,324	4,718,112	14,099,143	1,110,633	109,347,901
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	25,056,657	82,413,162	4,216,579	-	106,613,831
Fidelity Advisor Series Opportunistic Insights Fund	79,114,060	1,661,361	9,246,508	-	84,314,856
Fidelity Advisor Series Stock Selector Large Cap Value Fund	112,492,720	2,323,676	15,419,985	-	108,993,225
Fidelity Advisor Short Fixed-Income Fund Institutional Class	99,769,271	14,948,244	4,504,165	412,320	109,870,056
Fidelity Advisor Small Cap Fund Institutional Class	63,218,442	1,279,201	8,910,773	-	63,379,858
Fidelity Institutional Money Market Portfolio Institutional Class	121,613,151	18,457,545	5,514,799	74,444	134,555,896
Fidelity Series 100 Index Fund	25,520,060	531,830	2,593,440	-	25,307,842
Fidelity Series All-Sector Equity Fund	206,104,762	3,290,913	28,132,915	-	201,367,987
Fidelity Series Commodity Strategy Fund	192,966,991	24,689,564	11,123,947	-	191,049,124
Fidelity Series Emerging Markets Debt Fund	24,323,444	1,606,599	1,169,844	622,926	23,040,085
Fidelity Series Emerging Markets Fund	104,167,314	6,953,355	4,751,158	-	106,713,220
Fidelity Series Floating Rate High Income Fund	35,417,859	2,188,267	1,676,780	778,555	35,760,682
Fidelity Series High Income Fund	176,298,804	10,132,141	12,708,092	4,522,668	169,896,215
Fidelity Series Inflation-Protected Bond Index Fund	270,384,921	34,743,218	12,083,649	-	279,761,928
Fidelity Series International Growth Fund	172,481,169	4,056,681	11,498,166	-	177,187,590
Fidelity Series International Small Cap Fund	35,093,991	801,761	2,661,871	-	37,108,567
Fidelity Series International Value Fund	170,880,200	4,006,841	11,286,606	-	179,400,368
Fidelity Series Investment Grade Bond Fund	714,114,976	78,528,063	29,614,816	7,593,673	741,210,058
Fidelity Series Large Cap Value Fund	117,278,679	1,801,591	21,545,172	-	107,157,715
Fidelity Series Real Estate Equity Fund	17,572,853	1,000,461	1,077,827	111,039	16,121,429
Fidelity Series Real Estate Income Fund	19,257,908	1,927,467	1,030,593	569,202	18,994,984
Fidelity Series Small Cap Opportunities Fund	73,572,021	6,785,849	10,708,814	-	72,916,976
Total	$ 3,288,444,165	$ 314,554,183	$ 349,287,391	$ 15,795,460	$ 3,342,855,810
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,054,444,145) - See accompanying schedule		$ 3,342,855,810
Receivable for investments sold		7,668,632
Receivable for fund shares sold		1,867,608
Receivable from investment adviser for expense reductions		488
Total assets		3,352,392,538

Liabilities
Payable for investments purchased	$ 39,099
Payable for fund shares redeemed	9,504,564
Distribution and service plan fees payable	702,317
Total liabilities		10,245,980

Net Assets		$ 3,342,146,558
Net Assets consist of:
Paid in capital		$ 3,005,099,870
Undistributed net investment income		11,588,465
Accumulated undistributed net realized gain (loss) on investments		37,046,558
Net unrealized appreciation (depreciation) on investments		288,411,665
Net Assets		$ 3,342,146,558

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,924,379,187 ÷ 145,694,237 shares)		$ 13.21

Maximum offering price per share (100/94.25 of $13.21)		$ 14.02
Class T: Net Asset Value and redemption price per share ($458,026,350 ÷ 34,703,538 shares)		$ 13.20

Maximum offering price per share (100/96.50 of $13.20)		$ 13.68
Class B: Net Asset Value and offering price per share ($27,861,864 ÷ 2,116,075 shares)A		$ 13.17

Class C: Net Asset Value and offering price per share ($106,811,497 ÷ 8,152,123 shares)A		$ 13.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($825,067,660 ÷ 62,019,131 shares)		$ 13.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,795,460

Expenses
Distribution and service plan fees	$ 4,216,033
Independent trustees' compensation	6,185
Total expenses before reductions	4,222,218
Expense reductions	(6,185)	4,216,033
Net investment income (loss)		11,579,427
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	36,129,236
Capital gain distributions from underlying funds	6,367,840
Total net realized gain (loss)		42,497,076
Change in net unrealized appreciation (depreciation) on underlying funds		53,015,622
Net gain (loss)		95,512,698
Net increase (decrease) in net assets resulting from operations		$ 107,092,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,579,427	$ 42,540,294
Net realized gain (loss)	42,497,076	163,159,519
Change in net unrealized appreciation (depreciation)	53,015,622	31,602,843
Net increase (decrease) in net assets resulting from operations	107,092,125	237,302,656
Distributions to shareholders from net investment income	(4,816,181)	(42,626,632)
Distributions to shareholders from net realized gain	(63,126,693)	(20,099,722)
Total distributions	(67,942,874)	(62,726,354)
Share transactions - net increase (decrease)	15,215,669	290,138,617
Total increase (decrease) in net assets	54,364,920	464,714,919

Net Assets
Beginning of period	3,287,781,638	2,823,066,719
End of period (including undistributed net investment income of $11,588,465 and undistributed net investment income of $4,825,219, respectively)	$ 3,342,146,558	$ 3,287,781,638

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73
Income from Investment Operations
Net investment income (loss) E	.05	.18	.19	.16	.20	.25
Net realized and unrealized gain (loss)	.38	.78	.06	1.36	3.32	(4.33)
Total from investment operations	.43	.96	.25	1.52	3.52	(4.08)
Distributions from net investment income	(.02)	(.18)	(.18)	(.17)	(.19)	(.25)
Distributions from net realized gain	(.25)	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.27)	(.26)	(.35) I	(.28)	(.28) H	(.68)
Net asset value, end of period	$ 13.21	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97
Total Return B, C, D	3.32%	7.91%	2.23%	13.73%	44.32%	(33.34)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.70% A	1.44%	1.55%	1.43%	1.92%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,924,379	$ 1,944,691	$ 1,740,500	$ 1,557,402	$ 1,238,015	$ 677,210
Portfolio turnover rate F	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.03	.15	.16	.13	.17	.23
Net realized and unrealized gain (loss)	.38	.79	.05	1.37	3.32	(4.34)
Total from investment operations	.41	.94	.21	1.50	3.49	(4.11)
Distributions from net investment income	(.01)	(.15)	(.15)	(.13)	(.16)	(.22)
Distributions from net realized gain	(.25)	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.26)	(.23)	(.32) J	(.25) I	(.25) H	(.65)
Net asset value, end of period	$ 13.20	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96
Total Return B, C, D	3.18%	7.72%	1.86%	13.50%	44.02%	(33.56)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.45% A	1.19%	1.30%	1.18%	1.67%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 458,026	$ 430,153	$ 386,416	$ 424,707	$ 488,097	$ 343,919
Portfolio turnover rate F	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66
Income from Investment Operations
Net investment income (loss) E	- H	.09	.10	.08	.12	.18
Net realized and unrealized gain (loss)	.38	.79	.06	1.35	3.31	(4.31)
Total from investment operations	.38	.88	.16	1.43	3.43	(4.13)
Distributions from net investment income	-	(.08)	(.08)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.25)	(.08)	(.17)	(.11)	(.09)	(.43)
Total distributions	(.25)	(.16)	(.25)	(.19)	(.20) I	(.59)
Net asset value, end of period	$ 13.17	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94
Total Return B, C, D	2.90%	7.19%	1.39%	12.87%	43.34%	(33.87)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.05)% A	.69%	.80%	.68%	1.17%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,862	$ 33,074	$ 43,138	$ 61,856	$ 71,888	$ 52,871
Portfolio turnover rate F	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64
Income from Investment Operations
Net investment income (loss) E	- J	.09	.10	.08	.12	.18
Net realized and unrealized gain (loss)	.38	.78	.06	1.34	3.31	(4.31)
Total from investment operations	.38	.87	.16	1.42	3.43	(4.13)
Distributions from net investment income	-	(.08)	(.09)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.25)	(.08)	(.17)	(.11)	(.09)	(.43)
Total distributions	(.25)	(.17) I	(.26)	(.19)	(.21) H	(.59)
Net asset value, end of period	$ 13.10	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92
Total Return B, C, D	2.92%	7.13%	1.43%	12.89%	43.38%	(33.90)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.05)% A	.69%	.80%	.68%	1.17%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,811	$ 102,576	$ 97,550	$ 101,019	$ 93,237	$ 62,702
Portfolio turnover rate F	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

J Amount represents less than .01%.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.06	.21	.22	.19	.22	.28
Net realized and unrealized gain (loss)	.38	.80	.05	1.38	3.34	(4.35)
Total from investment operations	.44	1.01	.27	1.57	3.56	(4.07)
Distributions from net investment income	(.03)	(.21)	(.21)	(.20)	(.21)	(.28)
Distributions from net realized gain	(.25)	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.28)	(.29)	(.38) I	(.31)	(.30) H	(.71)
Net asset value, end of period	$ 13.30	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01
Total Return B, C	3.36%	8.28%	2.39%	14.09%	44.65%	(33.16)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.95% A	1.69%	1.80%	1.68%	2.17%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 825,068	$ 777,288	$ 555,462	$ 365,157	$ 214,905	$ 105,660
Portfolio turnover rate E	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

I Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.1	7.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.0	5.8
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.1
Fidelity Advisor Large Cap Fund Institutional Class	2.9	3.1
Fidelity Advisor Series Equity-Income Fund	4.0	4.1
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	3.9	0.9
Fidelity Advisor Series Opportunistic Insights Fund	3.1	2.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.0	4.1
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.4
Fidelity Series 100 Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	7.4	7.6
Fidelity Series Large Cap Value Fund	3.9	4.3
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	2.7	2.8
	41.7	42.6
Developed International Equity Funds
Fidelity Series International Growth Fund	6.5	6.4
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.6	6.3
	14.4	14.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.8	3.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.9	0.9
Fidelity Series High Income Fund	6.8	6.9
Fidelity Series Real Estate Income Fund	0.5	0.6
	8.9	9.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.6	5.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.5	17.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.5	0.3
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.4
	1.0	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.1%
Domestic Equity Funds	41.7%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	3.8%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	5.6%
Investment Grade Bond Funds	17.5%
Short-Term Funds	1.0%

Six months ago
Commodity Funds	7.2%
Domestic Equity Funds	42.6%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	3.8%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	5.4%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.8%
	Shares	Value
Commodity Funds - 7.1%
Fidelity Series Commodity Strategy Fund (a)(c)	27,380,042	$ 219,314,140
Domestic Equity Funds - 41.7%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	2,242,267	184,493,740
Fidelity Advisor Large Cap Fund Institutional Class (c)	3,389,723	91,183,542
Fidelity Advisor Series Equity-Income Fund (c)	10,604,475	125,026,758
Fidelity Advisor Series Growth & Income Fund (c)	10,030,978	120,873,284
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,375,859	95,001,059
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	10,180,774	123,900,025
Fidelity Advisor Small Cap Fund Institutional Class (c)	2,358,760	71,894,992
Fidelity Series 100 Index Fund (c)	2,591,040	28,708,722
Fidelity Series All-Sector Equity Fund (c)	16,132,401	228,434,798
Fidelity Series Large Cap Value Fund (c)	9,639,793	121,750,588
Fidelity Series Real Estate Equity Fund (c)	1,505,208	18,002,283
Fidelity Series Small Cap Opportunities Fund (c)	6,438,853	82,610,489
TOTAL DOMESTIC EQUITY FUNDS		1,291,880,280
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,292,190,477)		1,511,194,420
International Equity Funds - 18.2%

Developed International Equity Funds - 14.4%
Fidelity Series International Growth Fund (c)	14,825,452	201,181,390
Fidelity Series International Small Cap Fund (c)	2,785,181	42,585,411
Fidelity Series International Value Fund (c)	18,958,092	203,799,494
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		447,566,295
Emerging Markets Equity Funds - 3.8%
Fidelity Series Emerging Markets Fund (c)	7,047,640	117,977,495
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $471,028,648)		565,543,790
Bond Funds - 32.0%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund (c)	2,085,995	$ 21,110,267
Fidelity Series Floating Rate High Income Fund (c)	2,627,084	27,794,546
Fidelity Series High Income Fund (c)	20,549,149	211,245,254
Fidelity Series Real Estate Income Fund (c)	1,433,256	15,737,147
TOTAL HIGH YIELD BOND FUNDS		275,887,214
Inflation-Protected Bond Funds - 5.6%
Fidelity Series Inflation-Protected Bond Index Fund (c)	15,935,172	172,896,619
Investment Grade Bond Funds - 17.5%
Fidelity Series Investment Grade Bond Fund (c)	48,611,067	543,957,840
TOTAL BOND FUNDS (Cost $995,066,129)		992,741,673
Short-Term Funds - 1.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	1,445,816	13,489,466
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	16,456,376	16,456,376
TOTAL SHORT-TERM FUNDS (Cost $29,938,324)		29,945,842
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,788,223,578)	3,099,425,725
NET OTHER ASSETS (LIABILITIES) - 0.0%	(622,715)
NET ASSETS - 100%	$ 3,098,803,010
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 168,222,574	$ 7,405,590	$ 17,490,758	$ -	$ 184,493,740
Fidelity Advisor Growth & Income Fund Institutional Class	89,324,444	2,811,266	99,939,107	-	-
Fidelity Advisor Large Cap Fund Institutional Class	90,137,343	3,221,928	13,692,812	-	91,183,542
Fidelity Advisor Series Equity-Income Fund	118,699,060	8,736,435	9,504,432	1,197,964	125,026,758
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	26,284,215	93,761,370	2,825,271	-	120,873,284
Fidelity Advisor Series Opportunistic Insights Fund	83,888,742	3,849,513	6,799,198	-	95,001,059
Fidelity Advisor Series Stock Selector Large Cap Value Fund	119,562,234	5,329,384	11,393,798	-	123,900,025
Fidelity Advisor Short Fixed-Income Fund Institutional Class	9,663,635	4,257,553	395,358	45,730	13,489,466
Fidelity Advisor Small Cap Fund Institutional Class	68,924,591	2,943,851	8,663,342	-	71,894,992
Fidelity Institutional Money Market Portfolio Institutional Class	11,776,143	5,122,324	442,091	8,159	16,456,376
Fidelity Series 100 Index Fund	27,794,239	1,226,747	2,351,000	-	28,708,722
Fidelity Series All-Sector Equity Fund	223,124,251	8,122,887	25,057,646	-	228,434,798
Fidelity Series Commodity Strategy Fund	209,981,372	35,863,438	9,579,953	-	219,314,140
Fidelity Series Emerging Markets Debt Fund	21,302,722	2,108,436	784,023	552,908	21,110,267
Fidelity Series Emerging Markets Fund	111,535,501	9,550,703	3,513,908	-	117,977,495
Fidelity Series Floating Rate High Income Fund	26,695,868	2,194,164	965,129	591,216	27,794,546
Fidelity Series High Income Fund	202,125,088	21,000,053	7,396,232	5,412,578	211,245,254
Fidelity Series Inflation-Protected Bond Index Fund	157,454,593	28,268,349	4,996,441	-	172,896,619
Fidelity Series International Growth Fund	184,869,495	9,400,905	6,790,722	-	201,181,390
Fidelity Series International Small Cap Fund	37,686,968	1,877,739	1,358,125	-	42,585,411
Fidelity Series International Value Fund	183,537,602	9,388,860	6,790,722	-	203,799,494
Fidelity Series Investment Grade Bond Fund	501,358,646	73,432,014	15,499,251	5,431,373	543,957,840
Fidelity Series Large Cap Value Fund	126,349,210	4,447,248	19,589,097	-	121,750,588
Fidelity Series Real Estate Equity Fund	18,637,135	1,723,810	857,777	121,082	18,002,283
Fidelity Series Real Estate Income Fund	15,704,734	1,517,239	542,577	462,772	15,737,147
Fidelity Series Small Cap Opportunities Fund	80,339,838	9,409,963	10,721,184	-	82,610,489
Total	$ 2,914,980,243	$ 356,971,769	$ 287,939,954	$ 13,823,782	$ 3,099,425,725
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,788,223,578) - See accompanying schedule		$ 3,099,425,725
Cash		8
Receivable for investments sold		8,805,809
Receivable for fund shares sold		2,242,527
Receivable from investment adviser for expense reductions		881
Total assets		3,110,474,950

Liabilities
Payable for investments purchased	$ 16,484
Payable for fund shares redeemed	11,034,457
Distribution and service plan fees payable	620,999
Total liabilities		11,671,940

Net Assets		$ 3,098,803,010
Net Assets consist of:
Paid in capital		$ 2,748,159,358
Undistributed net investment income		10,187,795
Accumulated undistributed net realized gain (loss) on investments		29,253,710
Net unrealized appreciation (depreciation) on investments		311,202,147
Net Assets		$ 3,098,803,010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,863,005,317 ÷ 144,581,286 shares)		$ 12.89

Maximum offering price per share (100/94.25 of $12.89)		$ 13.68
Class T: Net Asset Value and redemption price per share ($360,450,566 ÷ 27,937,618 shares)		$ 12.90

Maximum offering price per share (100/96.50 of $12.90)		$ 13.37
Class B: Net Asset Value and offering price per share ($19,823,406 ÷ 1,548,956 shares)A		$ 12.80

Class C: Net Asset Value and offering price per share ($81,403,084 ÷ 6,392,425 shares)A		$ 12.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($774,120,637 ÷ 59,610,731 shares)		$ 12.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,823,782

Expenses
Distribution and service plan fees	$ 3,654,117
Independent trustees' compensation	5,552
Total expenses before reductions	3,659,669
Expense reductions	(5,552)	3,654,117
Net investment income (loss)		10,169,665
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,476,679
Capital gain distributions from underlying funds	7,087,107
Total net realized gain (loss)		34,563,786
Change in net unrealized appreciation (depreciation) on underlying funds		87,936,986
Net gain (loss)		122,500,772
Net increase (decrease) in net assets resulting from operations		$ 132,670,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,169,665	$ 39,243,788
Net realized gain (loss)	34,563,786	155,185,524
Change in net unrealized appreciation (depreciation)	87,936,986	39,571,192
Net increase (decrease) in net assets resulting from operations	132,670,437	234,000,504
Distributions to shareholders from net investment income	(4,026,824)	(38,848,941)
Distributions to shareholders from net realized gain	(85,918,081)	(14,347,444)
Total distributions	(89,944,905)	(53,196,385)
Share transactions - net increase (decrease)	141,682,509	370,631,756
Total increase (decrease) in net assets	184,408,041	551,435,875

Net Assets
Beginning of period	2,914,394,969	2,362,959,094
End of period (including undistributed net investment income of $10,187,795 and undistributed net investment income of $4,044,954, respectively)	$ 3,098,803,010	$ 2,914,394,969

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26
Income from Investment Operations
Net investment income (loss) E	.04	.18	.18	.16	.18	.23
Net realized and unrealized gain (loss)	.52	.88	(.01)	1.43	3.32	(4.36)
Total from investment operations	.56	1.06	.17	1.59	3.50	(4.13)
Distributions from net investment income	(.02)	(.18)	(.17)	(.16)	(.17)	(.22)
Distributions from net realized gain	(.37)	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.39)	(.25)	(.35)	(.26) I	(.25) H	(.62)
Net asset value, end of period	$ 12.89	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51
Total Return B, C, D	4.49%	9.00%	1.61%	14.97%	46.86%	(34.98)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.67% A	1.54%	1.56%	1.42%	1.82%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,863,005	$ 1,806,028	$ 1,539,333	$ 1,290,255	$ 999,687	$ 512,482
Portfolio turnover rate F	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28
Income from Investment Operations
Net investment income (loss) E	.03	.15	.15	.13	.15	.21
Net realized and unrealized gain (loss)	.51	.88	(.01)	1.43	3.34	(4.37)
Total from investment operations	.54	1.03	.14	1.56	3.49	(4.16)
Distributions from net investment income	(.01)	(.15)	(.14)	(.13)	(.15)	(.20)
Distributions from net realized gain	(.37)	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.38)	(.22)	(.32)	(.23) I	(.23) H	(.60)
Net asset value, end of period	$ 12.90	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52
Total Return B, C, D	4.34%	8.74%	1.33%	14.67%	46.60%	(35.20)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.42% A	1.29%	1.31%	1.17%	1.57%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,451	$ 324,352	$ 257,594	$ 258,166	$ 230,003	$ 139,330
Portfolio turnover rate F	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17
Income from Investment Operations
Net investment income (loss) E	-	.09	.09	.07	.10	.16
Net realized and unrealized gain (loss)	.51	.88	(.01)	1.42	3.32	(4.32)
Total from investment operations	.51	.97	.08	1.49	3.42	(4.16)
Distributions from net investment income	-	(.08)	(.08)	(.07)	(.10)	(.14)
Distributions from net realized gain	(.37)	(.07)	(.17)	(.11)	(.09)	(.40)
Total distributions	(.37)	(.15)	(.25)	(.18)	(.19) H	(.54)
Net asset value, end of period	$ 12.80	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47
Total Return B, C, D	4.08%	8.26%	.82%	14.02%	45.83%	(35.45)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.79%	.81%	.67%	1.07%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,823	$ 23,061	$ 29,202	$ 38,946	$ 38,816	$ 27,207
Portfolio turnover rate F	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16
Income from Investment Operations
Net investment income (loss) E	-	.09	.09	.07	.10	.16
Net realized and unrealized gain (loss)	.50	.87	(.01)	1.41	3.31	(4.32)
Total from investment operations	.50	.96	.08	1.48	3.41	(4.16)
Distributions from net investment income	-	(.10)	(.09)	(.08)	(.11)	(.14)
Distributions from net realized gain	(.37)	(.07)	(.17)	(.11)	(.09)	(.40)
Total distributions	(.37)	(.16) J	(.26)	(.18) I	(.19) H	(.54)
Net asset value, end of period	$ 12.73	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46
Total Return B, C, D	4.02%	8.23%	.86%	14.01%	45.83%	(35.44)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.79%	.81%	.67%	1.07%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,403	$ 74,415	$ 66,126	$ 61,640	$ 52,756	$ 31,735
Portfolio turnover rate F	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33
Income from Investment Operations
Net investment income (loss) D	.06	.22	.21	.19	.20	.26
Net realized and unrealized gain (loss)	.52	.88	(.02)	1.44	3.35	(4.39)
Total from investment operations	.58	1.10	.19	1.63	3.55	(4.13)
Distributions from net investment income	(.03)	(.21)	(.20)	(.18)	(.19)	(.25)
Distributions from net realized gain	(.37)	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.40)	(.28)	(.37) G	(.29)	(.27) H	(.65)
Net asset value, end of period	$ 12.99	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55
Total Return B, C	4.60%	9.29%	1.84%	15.23%	47.31%	(34.83)%
Ratios to Average Net Assets E, F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.92% A	1.79%	1.81%	1.67%	2.07%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 774,121	$ 686,540	$ 470,704	$ 284,309	$ 140,948	$ 69,731
Portfolio turnover rate E	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.5	7.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.1
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.2
Fidelity Advisor Large Cap Fund Institutional Class	3.1	3.3
Fidelity Advisor Series Equity-Income Fund	4.3	4.3
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	4.1	0.9
Fidelity Advisor Series Opportunistic Insights Fund	3.2	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.2	4.3
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
Fidelity Series 100 Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	7.8	8.1
Fidelity Series Large Cap Value Fund	4.2	4.5
Fidelity Series Real Estate Equity Fund	0.6	0.7
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	44.1	44.8
Developed International Equity Funds
Fidelity Series International Growth Fund	6.8	6.7
Fidelity Series International Small Cap Fund	1.5	1.4
Fidelity Series International Value Fund	6.9	6.6
	15.2	14.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.1	4.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	6.9	7.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	8.9	9.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.8	2.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.4	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.5%
Domestic Equity Funds	44.1%
Developed International Equity Funds	15.2%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	17.4%

Six months ago
Commodity Funds	7.6%
Domestic Equity Funds	44.8%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	17.4%

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund (a)(b)	28,975,224	$ 232,091,547
Domestic Equity Funds - 44.1%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	2,377,009	195,580,280
Fidelity Advisor Large Cap Fund Institutional Class (b)	3,595,198	96,710,834
Fidelity Advisor Series Equity-Income Fund (b)	11,183,659	131,855,340
Fidelity Advisor Series Growth & Income Fund (b)	10,600,377	127,734,539
Fidelity Advisor Series Opportunistic Insights Fund (b)	7,776,341	100,159,270
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	10,789,087	131,303,185
Fidelity Advisor Small Cap Fund Institutional Class (b)	2,500,821	76,225,036
Fidelity Series 100 Index Fund (b)	2,731,861	30,269,015
Fidelity Series All-Sector Equity Fund (b)	17,104,519	242,199,989
Fidelity Series Large Cap Value Fund (b)	10,235,257	129,271,292
Fidelity Series Real Estate Equity Fund (b)	1,589,936	19,015,639
Fidelity Series Small Cap Opportunities Fund (b)	6,808,852	87,357,575
TOTAL DOMESTIC EQUITY FUNDS		1,367,681,994
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,371,195,378)		1,599,773,541
International Equity Funds - 19.3%

Developed International Equity Funds - 15.2%
Fidelity Series International Growth Fund (b)	15,584,587	211,482,850
Fidelity Series International Small Cap Fund (b)	2,923,398	44,698,758
Fidelity Series International Value Fund (b)	19,891,244	213,830,870
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		470,012,478

	Shares	Value
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund (b)	7,661,864	$ 128,259,602
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $499,161,649)		598,272,080
Bond Funds - 29.1%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund (b)	2,072,515	20,973,849
Fidelity Series Floating Rate High Income Fund (b)	2,437,457	25,788,290
Fidelity Series High Income Fund (b)	20,958,298	215,451,298
Fidelity Series Real Estate Income Fund (b)	1,295,521	14,224,825
TOTAL HIGH YIELD BOND FUNDS		276,438,262
Inflation-Protected Bond Funds - 2.8%
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,979,880	86,581,695
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund (b)	48,113,276	538,387,562
TOTAL BOND FUNDS (Cost $910,867,118)		901,407,519
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,781,224,145)	3,099,453,140
NET OTHER ASSETS (LIABILITIES) - 0.0%	(630,402)
NET ASSETS - 100%	$ 3,098,822,738
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 179,689,389	$ 5,009,988	$ 17,007,461	$ -	$ 195,580,280
Fidelity Advisor Growth & Income Fund Institutional Class	95,214,795	1,721,067	105,161,542	-	-
Fidelity Advisor Large Cap Fund Institutional Class	96,135,812	1,932,033	13,534,730	-	96,710,834
Fidelity Advisor Series Equity-Income Fund	126,635,001	7,144,827	9,381,815	1,267,414	131,855,340
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	28,043,155	99,122,498	3,282,781	-	127,734,539
Fidelity Advisor Series Opportunistic Insights Fund	89,481,574	2,851,791	6,995,824	-	100,159,270
Fidelity Advisor Series Stock Selector Large Cap Value Fund	127,546,729	3,620,602	10,814,047	-	131,303,185
Fidelity Advisor Small Cap Fund Institutional Class	73,801,869	1,952,069	8,731,112	-	76,225,036
Fidelity Series 100 Index Fund	29,526,733	818,069	2,213,369	-	30,269,015
Fidelity Series All-Sector Equity Fund	237,970,708	4,917,889	24,148,249	-	242,199,989
Fidelity Series Commodity Strategy Fund	223,024,825	37,591,168	10,541,772	-	232,091,547
Fidelity Series Emerging Markets Debt Fund	21,567,139	1,902,033	962,395	556,496	20,973,849
Fidelity Series Emerging Markets Fund	119,091,201	12,669,407	4,034,040	-	128,259,602
Fidelity Series Floating Rate High Income Fund	24,857,076	2,142,112	1,092,251	551,251	25,788,290
Fidelity Series High Income Fund	206,384,861	20,566,917	6,903,497	5,521,358	215,451,298
Fidelity Series Inflation-Protected Bond Index Fund	75,072,305	18,319,668	2,935,847	-	86,581,695
Fidelity Series International Growth Fund	197,193,583	7,963,982	8,074,461	-	211,482,850
Fidelity Series International Small Cap Fund	40,156,611	1,547,602	1,614,199		44,698,758
Fidelity Series International Value Fund	195,575,080	7,748,390	8,074,461	-	213,830,870
Fidelity Series Investment Grade Bond Fund	513,272,085	62,232,003	21,427,599	5,476,245	538,387,562
Fidelity Series Large Cap Value Fund	134,229,504	2,666,426	18,714,617	-	129,271,292
Fidelity Series Real Estate Equity Fund	19,848,733	1,738,061	987,812	127,968	19,015,639
Fidelity Series Real Estate Income Fund	14,357,770	1,331,535	608,514	419,976	14,224,825
Fidelity Series Small Cap Opportunities Fund	85,867,813	8,603,697	10,887,961	-	87,357,575
Total	$ 2,954,544,351	$ 316,113,834	$ 298,130,356	$ 13,920,708	$ 3,099,453,140
Other Information

All investments are categorized as level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,781,224,145) - See accompanying schedule		$ 3,099,453,140
Cash		5
Receivable for investments sold		6,752,214
Receivable for fund shares sold		2,458,053
Receivable from investment adviser for expense reductions		579
Total assets		3,108,663,991

Liabilities
Payable for investments purchased	$ 84,252
Payable for fund shares redeemed	9,126,076
Distribution and service plan fees payable	630,925
Total liabilities		9,841,253

Net Assets		$ 3,098,822,738
Net Assets consist of:
Paid in capital		$ 2,738,206,303
Undistributed net investment income		10,239,960
Accumulated undistributed net realized gain (loss) on investments		32,147,480
Net unrealized appreciation (depreciation) on investments		318,228,995
Net Assets		$ 3,098,822,738

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,777,075,691 ÷ 130,214,140 shares)		$ 13.65

Maximum offering price per share (100/94.25 of $13.65)		$ 14.48
Class T: Net Asset Value and redemption price per share ($419,864,430 ÷ 30,877,104 shares)		$ 13.60

Maximum offering price per share (100/96.50 of $13.60)		$ 14.09
Class B: Net Asset Value and offering price per share ($23,946,769 ÷ 1,767,301 shares)A		$ 13.55

Class C: Net Asset Value and offering price per share ($80,607,700 ÷ 5,976,351 shares)A		$ 13.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($797,328,148 ÷ 58,101,566 shares)		$ 13.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,920,708

Expenses
Distribution and service plan fees	$ 3,739,074
Independent trustees' compensation	5,602
Total expenses before reductions	3,744,676
Expense reductions	(5,602)	3,739,074
Net investment income (loss)		10,181,634
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	30,003,696
Capital gain distributions from underlying funds	7,456,678
Total net realized gain (loss)		37,460,374
Change in net unrealized appreciation (depreciation) on underlying funds		96,921,607
Net gain (loss)		134,381,981
Net increase (decrease) in net assets resulting from operations		$ 144,563,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,181,634	$ 41,214,791
Net realized gain (loss)	37,460,374	166,007,236
Change in net unrealized appreciation (depreciation)	96,921,607	37,190,757
Net increase (decrease) in net assets resulting from operations	144,563,615	244,412,784
Distributions to shareholders from net investment income	(4,039,445)	(40,765,226)
Distributions to shareholders from net realized gain	(74,728,489)	(13,074,704)
Total distributions	(78,767,934)	(53,839,930)
Share transactions - net increase (decrease)	79,086,543	314,631,239
Total increase (decrease) in net assets	144,882,224	505,204,093

Net Assets
Beginning of period	2,953,940,514	2,448,736,421
End of period (including undistributed net investment income of $10,239,960 and undistributed net investment income of $4,097,771, respectively)	$ 3,098,822,738	$ 2,953,940,514

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29
Income from Investment Operations
Net investment income (loss) E	.04	.20	.19	.16	.16	.21
Net realized and unrealized gain (loss)	.61	.94	(.06)	1.54	3.68	(5.10)
Total from investment operations	.65	1.14	.13	1.70	3.84	(4.89)
Distributions from net investment income	(.02)	(.20)	(.18)	(.16)	(.15)	(.21)
Distributions from net realized gain	(.34)	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.36)	(.26)	(.37)	(.27)	(.24) H	(.71)
Net asset value, end of period	$ 13.65	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69
Total Return B, C, D	4.91%	9.25%	1.25%	15.27%	50.17%	(38.49)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.67% A	1.58%	1.57%	1.38%	1.61%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,777,076	$ 1,747,549	$ 1,506,827	$ 1,340,583	$ 1,030,972	$ 527,042
Portfolio turnover rate F	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25
Income from Investment Operations
Net investment income (loss) E	.03	.17	.16	.13	.14	.19
Net realized and unrealized gain (loss)	.60	.94	(.06)	1.54	3.66	(5.09)
Total from investment operations	.63	1.11	.10	1.67	3.80	(4.90)
Distributions from net investment income	(.01)	(.17)	(.15)	(.13)	(.13)	(.18)
Distributions from net realized gain	(.34)	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.35)	(.23)	(.34)	(.24)	(.22) H	(.68)
Net asset value, end of period	$ 13.60	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67
Total Return B, C, D	4.79%	9.02%	.98%	14.98%	49.72%	(38.62)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.42% A	1.33%	1.32%	1.12%	1.36%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 419,864	$ 387,102	$ 335,407	$ 348,443	$ 382,092	$ 236,333
Portfolio turnover rate F	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.01)	.10	.10	.07	.09	.14
Net realized and unrealized gain (loss)	.60	.94	(.06)	1.53	3.65	(5.06)
Total from investment operations	.59	1.04	.04	1.60	3.74	(4.92)
Distributions from net investment income	-	(.10)	(.08)	(.07)	(.08)	(.11)
Distributions from net realized gain	(.33)	(.06)	(.18)	(.11)	(.09)	(.50)
Total distributions	(.33)	(.16)	(.26)	(.18)	(.17) H	(.61)
Net asset value, end of period	$ 13.55	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64
Total Return B, C, D	4.51%	8.44%	.52%	14.38%	49.07%	(38.94)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.83%	.82%	.62%	.86%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,947	$ 27,191	$ 34,324	$ 47,275	$ 51,360	$ 35,701
Portfolio turnover rate F	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.01)	.10	.10	.07	.09	.14
Net realized and unrealized gain (loss)	.60	.93	(.05)	1.53	3.65	(5.06)
Total from investment operations	.59	1.03	.05	1.60	3.74	(4.92)
Distributions from net investment income	-	(.11)	(.09)	(.08)	(.08)	(.12)
Distributions from net realized gain	(.33)	(.06)	(.18)	(.11)	(.09)	(.50)
Total distributions	(.33)	(.17)	(.28) I	(.19)	(.18) H	(.62)
Net asset value, end of period	$ 13.49	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63
Total Return B, C, D	4.53%	8.39%	.55%	14.38%	49.06%	(38.96)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.83%	.82%	.63%	.86%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,608	$ 75,384	$ 66,418	$ 68,349	$ 63,700	$ 40,294
Portfolio turnover rate F	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34
Income from Investment Operations
Net investment income (loss) D	.06	.23	.22	.19	.19	.23
Net realized and unrealized gain (loss)	.60	.94	(.05)	1.55	3.69	(5.11)
Total from investment operations	.66	1.17	.17	1.74	3.88	(4.88)
Distributions from net investment income	(.03)	(.23)	(.21)	(.19)	(.17)	(.24)
Distributions from net realized gain	(.34)	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.36) H	(.29)	(.40)	(.30)	(.27) G	(.74)
Net asset value, end of period	$ 13.72	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72
Total Return B, C	5.03%	9.47%	1.57%	15.56%	50.42%	(38.31)%
Ratios to Average Net Assets E, F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.92% A	1.83%	1.82%	1.62%	1.86%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 797,328	$ 716,715	$ 505,761	$ 321,529	$ 178,232	$ 82,534
Portfolio turnover rate E	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

H Total distributions of $.36 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.338 per share.

I Amount represents less than 0.1%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	8.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.2	7.0
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.7
Fidelity Advisor Large Cap Fund Institutional Class	3.6	3.8
Fidelity Advisor Series Equity-Income Fund	4.8	4.9
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	4.7	1.1
Fidelity Advisor Series Opportunistic Insights Fund	3.7	3.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	4.9
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.9
Fidelity Series 100 Index Fund	1.1	1.1
Fidelity Series All-Sector Equity Fund	9.0	9.3
Fidelity Series Large Cap Value Fund	4.8	5.3
Fidelity Series Real Estate Equity Fund	0.7	0.8
Fidelity Series Small Cap Opportunities Fund	3.2	3.3
	50.4	51.5
Developed International Equity Funds
Fidelity Series International Growth Fund	7.8	7.6
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.9	7.6
	17.3	16.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.8	4.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.8
Fidelity Series High Income Fund	6.9	6.9
Fidelity Series Real Estate Income Fund	0.4	0.4
	8.7	8.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.0*	0.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	10.1	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.7%
Domestic Equity Funds	50.4%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	4.8%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	0.0%*
Investment Grade Bond Funds	10.1%

Six months ago
Commodity Funds	8.7%
Domestic Equity Funds	51.5%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	0.0%
Investment Grade Bond Funds	9.6%

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.1%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund (a)(b)	24,364,620	$ 195,160,603
Domestic Equity Funds - 50.4%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	1,977,815	162,734,612
Fidelity Advisor Large Cap Fund Institutional Class (b)	2,993,625	80,528,512
Fidelity Advisor Series Equity-Income Fund (b)	9,247,828	109,031,895
Fidelity Advisor Series Growth & Income Fund (b)	8,805,844	106,110,419
Fidelity Advisor Series Opportunistic Insights Fund (b)	6,411,004	82,573,737
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	8,926,900	108,640,371
Fidelity Advisor Small Cap Fund Institutional Class (b)	2,084,756	63,543,348
Fidelity Series 100 Index Fund (b)	2,272,564	25,180,005
Fidelity Series All-Sector Equity Fund (b)	14,217,915	201,325,671
Fidelity Series Large Cap Value Fund (b)	8,502,930	107,392,012
Fidelity Series Real Estate Equity Fund (b)	1,323,594	15,830,190
Fidelity Series Small Cap Opportunities Fund (b)	5,672,998	72,784,571
TOTAL DOMESTIC EQUITY FUNDS		1,135,675,343
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,148,073,707)		1,330,835,946
International Equity Funds - 22.1%

Developed International Equity Funds - 17.3%
Fidelity Series International Growth Fund (b)	12,957,796	175,837,294
Fidelity Series International Small Cap Fund (b)	2,402,862	36,739,758
Fidelity Series International Value Fund (b)	16,413,200	176,441,903
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		389,018,955

	Shares	Value
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund (b)	6,487,138	$ 108,594,695
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $417,889,557)		497,613,650
Bond Funds - 18.8%

High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund (b)	1,478,301	14,960,403
Fidelity Series Floating Rate High Income Fund (b)	1,567,705	16,586,320
Fidelity Series High Income Fund (b)	14,978,604	153,980,051
Fidelity Series Real Estate Income Fund (b)	847,077	9,300,903
TOTAL HIGH YIELD BOND FUNDS		194,827,677
Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund (b)	29,597	321,126
Investment Grade Bond Funds - 10.1%
Fidelity Series Investment Grade Bond Fund (b)	20,343,009	227,638,270
TOTAL BOND FUNDS (Cost $423,739,238)		422,787,073
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,989,702,502)		2,251,236,669
NET OTHER ASSETS (LIABILITIES) - 0.0%		(431,084)
NET ASSETS - 100%		$ 2,250,805,585
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 146,037,675	$ 6,529,645	$ 12,876,212	$ -	$ 162,734,612
Fidelity Advisor Growth & Income Fund Institutional Class	77,536,597	2,512,472	86,810,609	-	-
Fidelity Advisor Large Cap Fund Institutional Class	78,302,498	2,837,567	10,635,927	-	80,528,512
Fidelity Advisor Series Equity-Income Fund	101,253,648	7,725,782	6,000,213	1,026,098	109,031,895
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	22,423,472	82,752,170	2,218,716	-	106,110,419
Fidelity Advisor Series Opportunistic Insights Fund	71,567,575	3,441,052	4,528,383	-	82,573,737
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,988,948	4,716,970	6,966,625	-	108,640,371
Fidelity Advisor Small Cap Fund Institutional Class	60,006,024	2,593,626	6,656,117	-	63,543,348
Fidelity Series 100 Index Fund	24,100,686	1,077,217	1,762,436	-	25,180,005
Fidelity Series All-Sector Equity Fund	193,432,696	7,153,832	18,595,195	-	201,325,671
Fidelity Series Commodity Strategy Fund	182,349,768	36,304,852	8,593,523	-	195,160,603
Fidelity Series Emerging Markets Debt Fund	15,061,340	1,523,036	549,547	391,381	14,960,403
Fidelity Series Emerging Markets Fund	96,441,362	14,529,819	2,823,512	-	108,594,695
Fidelity Series Floating Rate High Income Fund	15,821,013	1,416,572	573,601	351,435	16,586,320
Fidelity Series High Income Fund	143,718,637	18,072,209	4,571,769	3,895,338	153,980,051
Fidelity Series Inflation-Protected Bond Index Fund	-	330,668	8,294	-	321,126
Fidelity Series International Growth Fund	159,255,463	10,146,233	5,501,051	-	175,837,294
Fidelity Series International Small Cap Fund	32,344,142	1,773,538	1,144,070	-	36,739,758
Fidelity Series International Value Fund	157,641,894	8,958,193	5,368,853	-	176,441,903
Fidelity Series Investment Grade Bond Fund	200,160,305	41,102,348	7,253,686	2,242,007	227,638,270
Fidelity Series Large Cap Value Fund	109,701,861	3,916,432	15,367,260	-	107,392,012
Fidelity Series Real Estate Equity Fund	16,098,520	1,717,804	674,829	105,839	15,830,190
Fidelity Series Real Estate Income Fund	9,212,263	964,316	319,979	272,417	9,300,903
Fidelity Series Small Cap Opportunities Fund	69,819,611	8,278,843	8,386,224	-	72,784,571
Total	$ 2,084,275,998	$ 270,375,196	$ 218,186,631	$ 8,284,515	$ 2,251,236,669
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,989,702,502) - See accompanying schedule		$ 2,251,236,669
Cash		9
Receivable for investments sold		3,192,966
Receivable for fund shares sold		2,087,357
Receivable from investment adviser for expense reductions		1,021
Total assets		2,256,518,022

Liabilities
Payable for investments purchased	$ 30,389
Payable for fund shares redeemed	5,249,936
Distribution and service plan fees payable	432,112
Total liabilities		5,712,437

Net Assets		$ 2,250,805,585
Net Assets consist of:
Paid in capital		$ 1,962,360,005
Undistributed net investment income		5,804,286
Accumulated undistributed net realized gain (loss) on investments		21,107,127
Net unrealized appreciation (depreciation) on investments		261,534,167
Net Assets		$ 2,250,805,585

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,325,524,311 ÷ 101,928,010 shares)		$ 13.00

Maximum offering price per share (100/94.25 of $13.00)		$ 13.79
Class T: Net Asset Value and redemption price per share ($248,258,597 ÷ 19,200,085 shares)		$ 12.93

Maximum offering price per share (100/96.50 of $12.93)		$ 13.40
Class B: Net Asset Value and offering price per share ($16,231,867 ÷ 1,266,153 shares)A		$ 12.82

Class C: Net Asset Value and offering price per share ($49,061,412 ÷ 3,836,405 shares)A		$ 12.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($611,729,398 ÷ 46,765,020 shares)		$ 13.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,284,515

Expenses
Distribution and service plan fees	$ 2,519,111
Independent trustees' compensation	3,996
Total expenses before reductions	2,523,107
Expense reductions	(3,996)	2,519,111
Net investment income (loss)		5,765,404
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,689,765
Capital gain distributions from underlying funds	6,160,694
Total net realized gain (loss)		25,850,459
Change in net unrealized appreciation (depreciation) on underlying funds		95,082,341
Net gain (loss)		120,932,800
Net increase (decrease) in net assets resulting from operations		$ 126,698,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,765,404	$ 27,744,686
Net realized gain (loss)	25,850,459	116,307,027
Change in net unrealized appreciation (depreciation)	95,082,341	38,369,090
Net increase (decrease) in net assets resulting from operations	126,698,204	182,420,803
Distributions to shareholders from net investment income	(2,139,263)	(27,167,238)
Distributions to shareholders from net realized gain	(76,670,553)	(5,583,432)
Total distributions	(78,809,816)	(32,750,670)
Share transactions - net increase (decrease)	119,039,176	289,056,044
Total increase (decrease) in net assets	166,927,564	438,726,177

Net Assets
Beginning of period	2,083,878,021	1,645,151,844
End of period (including undistributed net investment income of $5,804,286 and undistributed net investment income of $2,178,145, respectively)	$ 2,250,805,585	$ 2,083,878,021

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.03	.18	.16	.14	.14	.20
Net realized and unrealized gain (loss)	.71	.97	(.13)	1.56	3.55	(4.92)
Total from investment operations	.74	1.15	.03	1.70	3.69	(4.72)
Distributions from net investment income	(.01)	(.18)	(.15)	(.13)	(.14)	(.18)
Distributions from net realized gain	(.47)	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.48)	(.21) I	(.34)	(.24)	(.22)	(.63) H
Net asset value, end of period	$ 13.00	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18
Total Return B, C, D	5.93%	9.89%	.47%	16.13%	51.59%	(39.29)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.51% A	1.54%	1.39%	1.26%	1.51%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,325,524	$ 1,258,797	$ 1,057,102	$ 906,896	$ 669,450	$ 314,996
Portfolio turnover rate F	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47
Income from Investment Operations
Net investment income (loss) E	.02	.15	.13	.11	.12	.17
Net realized and unrealized gain (loss)	.70	.97	(.13)	1.55	3.53	(4.89)
Total from investment operations	.72	1.12	-	1.66	3.65	(4.72)
Distributions from net investment income	(.01)	(.15)	(.12)	(.11)	(.12)	(.16)
Distributions from net realized gain	(.47)	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.47) K	(.18) J	(.31)	(.21) I	(.20)	(.60) H
Net asset value, end of period	$ 12.93	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15
Total Return B, C, D	5.82%	9.69%	.19%	15.84%	51.17%	(39.42)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.26% A	1.29%	1.14%	1.01%	1.26%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,259	$ 216,701	$ 166,843	$ 169,442	$ 143,106	$ 81,463
Portfolio turnover rate F	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

K Total distributions of $.47 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.466 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.07	.05	.07	.13
Net realized and unrealized gain (loss)	.70	.95	(.12)	1.55	3.50	(4.86)
Total from investment operations	.69	1.04	(.05)	1.60	3.57	(4.73)
Distributions from net investment income	-	(.09)	(.07)	(.06)	(.07)	(.10)
Distributions from net realized gain	(.46)	(.04)	(.17)	(.10)	(.08)	(.45)
Total distributions	(.46)	(.12) I	(.24)	(.16)	(.15)	(.55) H
Net asset value, end of period	$ 12.82	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10
Total Return B, C, D	5.60%	9.02%	(.23)%	15.28%	50.43%	(39.76)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.24)% A	.79%	.64%	.51%	.76%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,232	$ 17,884	$ 22,013	$ 28,360	$ 27,408	$ 17,892
Portfolio turnover rate F	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.07	.06	.07	.12
Net realized and unrealized gain (loss)	.70	.95	(.13)	1.54	3.50	(4.85)
Total from investment operations	.69	1.04	(.06)	1.60	3.57	(4.73)
Distributions from net investment income	-	(.10)	(.08)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.46)	(.04)	(.18)	(.10)	(.08)	(.45)
Total distributions	(.46)	(.13) J	(.25) I	(.16)	(.16)	(.55) H
Net asset value, end of period	$ 12.79	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11
Total Return B, C, D	5.61%	9.04%	(.29)%	15.33%	50.28%	(39.70)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.24)% A	.79%	.64%	.51%	.76%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,061	$ 43,447	$ 38,614	$ 36,389	$ 30,994	$ 17,821
Portfolio turnover rate F	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57
Income from Investment Operations
Net investment income (loss) D	.05	.21	.19	.17	.17	.22
Net realized and unrealized gain (loss)	.72	.97	(.14)	1.57	3.55	(4.93)
Total from investment operations	.77	1.18	.05	1.74	3.72	(4.71)
Distributions from net investment income	(.02)	(.20)	(.17)	(.16)	(.16)	(.21)
Distributions from net realized gain	(.47)	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.49)	(.24)	(.36)	(.26) I	(.24)	(.65) H
Net asset value, end of period	$ 13.08	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21
Total Return B, C	6.13%	10.10%	.71%	16.51%	51.81%	(39.08)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.76% A	1.79%	1.64%	1.51%	1.76%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 611,729	$ 547,049	$ 360,580	$ 218,092	$ 97,629	$ 43,667
Portfolio turnover rate E	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.8	8.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.4	7.1
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.8
Fidelity Advisor Large Cap Fund Institutional Class	3.7	3.8
Fidelity Advisor Series Equity-Income Fund	5.0	5.0
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	4.8	1.1
Fidelity Advisor Series Opportunistic Insights Fund	3.8	3.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.9	5.0
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.9
Fidelity Series 100 Index Fund	1.1	1.2
Fidelity Series All-Sector Equity Fund	9.2	9.4
Fidelity Series Large Cap Value Fund	4.9	5.3
Fidelity Series Real Estate Equity Fund	0.7	0.8
Fidelity Series Small Cap Opportunities Fund	3.3	3.4
	51.7	52.3
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	7.7
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.0	7.7
	17.7	17.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.0	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.7
Fidelity Series High Income Fund	6.8	7.0
Fidelity Series Real Estate Income Fund	0.4	0.4
	8.5	8.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.3	8.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.8%
Domestic Equity Funds	51.7%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.3%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	52.3%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	8.3%

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund (a)(b)	23,768,104	$ 190,382,510
Domestic Equity Funds - 51.7%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	1,951,706	160,586,345
Fidelity Advisor Large Cap Fund Institutional Class (b)	2,970,171	79,897,603
Fidelity Advisor Series Equity-Income Fund (b)	9,134,579	107,696,687
Fidelity Advisor Series Growth & Income Fund (b)	8,680,872	104,604,509
Fidelity Advisor Series Opportunistic Insights Fund (b)	6,364,109	81,969,721
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	8,836,027	107,534,452
Fidelity Advisor Small Cap Fund Institutional Class (b)	2,057,738	62,719,840
Fidelity Series 100 Index Fund (b)	2,236,208	24,777,189
Fidelity Series All-Sector Equity Fund (b)	14,097,381	199,618,920
Fidelity Series Large Cap Value Fund (b)	8,452,473	106,754,732
Fidelity Series Real Estate Equity Fund (b)	1,306,493	15,625,657
Fidelity Series Small Cap Opportunities Fund (b)	5,598,844	71,833,168
TOTAL DOMESTIC EQUITY FUNDS		1,123,618,823
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,147,391,961)		1,314,001,333
International Equity Funds - 22.7%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund (b)	12,814,800	173,896,836
Fidelity Series International Small Cap Fund (b)	2,365,112	36,162,558
Fidelity Series International Value Fund (b)	16,235,787	174,534,709
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		384,594,103

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund (b)	6,544,773	$ 109,559,494
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $414,084,198)		494,153,597
Bond Funds - 16.8%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund (b)	1,408,721	14,256,257
Fidelity Series Floating Rate High Income Fund (b)	1,411,162	14,930,089
Fidelity Series High Income Fund (b)	14,452,915	148,575,964
Fidelity Series Real Estate Income Fund (b)	742,737	8,155,256
TOTAL HIGH YIELD BOND FUNDS		185,917,566
Investment Grade Bond Funds - 8.3%
Fidelity Series Investment Grade Bond Fund (b)	16,098,622	180,143,576
TOTAL BOND FUNDS (Cost $367,841,672)		366,061,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,929,317,831)		2,174,216,072
NET OTHER ASSETS (LIABILITIES) - 0.0%		(450,068)
NET ASSETS - 100%		$ 2,173,766,004
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 143,673,712	$ 5,178,165	$ 11,077,016	$ -	$ 160,586,345
Fidelity Advisor Growth & Income Fund Institutional Class	75,975,139	2,089,336	84,711,075	-	-
Fidelity Advisor Large Cap Fund Institutional Class	76,812,641	2,254,815	9,066,700	-	79,897,603
Fidelity Advisor Series Equity-Income Fund	100,676,220	6,302,287	5,326,211	1,023,649	107,696,687
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	22,294,860	81,426,796	2,258,221	-	104,604,509
Fidelity Advisor Series Opportunistic Insights Fund	71,158,645	2,780,024	4,049,738	-	81,969,721
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,402,797	3,753,365	6,502,612	-	107,534,452
Fidelity Advisor Small Cap Fund Institutional Class	59,092,069	2,056,089	5,948,571	-	62,719,840
Fidelity Series 100 Index Fund	23,560,024	848,399	1,366,347	-	24,777,189
Fidelity Series All-Sector Equity Fund	189,472,856	5,684,201	14,647,073	-	199,618,920
Fidelity Series Commodity Strategy Fund	180,115,990	33,341,615	8,479,778	-	190,382,510
Fidelity Series Emerging Markets Debt Fund	14,730,822	1,135,298	559,217	380,586	14,256,257
Fidelity Series Emerging Markets Fund	94,763,737	17,029,636	2,838,391	-	109,559,494
Fidelity Series Floating Rate High Income Fund	13,987,354	1,539,895	531,651	315,804	14,930,089
Fidelity Series High Income Fund	141,548,587	14,923,781	4,713,357	3,805,605	148,575,964
Fidelity Series International Growth Fund	156,546,342	10,833,012	5,304,206	-	173,896,836
Fidelity Series International Small Cap Fund	31,795,611	1,808,294	1,151,185	-	36,162,558
Fidelity Series International Value Fund	154,936,713	9,735,164	5,161,890	-	174,534,709
Fidelity Series Investment Grade Bond Fund	167,049,065	26,247,629	7,916,373	1,820,405	180,143,576
Fidelity Series Large Cap Value Fund	106,490,192	3,112,693	11,796,317	-	106,754,732
Fidelity Series Real Estate Equity Fund	15,629,519	1,856,873	579,058	103,884	15,625,657
Fidelity Series Real Estate Income Fund	8,218,795	727,578	298,427	241,614	8,155,256
Fidelity Series Small Cap Opportunities Fund	68,837,714	7,599,360	7,646,256	-	71,833,168
Total	$ 2,018,769,404	$ 242,264,305	$ 201,929,670	$ 7,691,547	$ 2,174,216,072
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,929,317,831) - See accompanying schedule		$ 2,174,216,072
Cash		7
Receivable for investments sold		4,177,107
Receivable for fund shares sold		2,196,373
Receivable from investment adviser for expense reductions		612
Total assets		2,180,590,171

Liabilities
Payable for investments purchased	$ 33,546
Payable for fund shares redeemed	6,339,978
Distribution and service plan fees payable	450,643
Total liabilities		6,824,167

Net Assets		$ 2,173,766,004
Net Assets consist of:
Paid in capital		$ 1,905,055,333
Undistributed net investment income		5,005,024
Accumulated undistributed net realized gain (loss) on investments		18,807,406
Net unrealized appreciation (depreciation) on investments		244,898,241
Net Assets		$ 2,173,766,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,188,562,710 ÷ 85,374,078 shares)		$ 13.92

Maximum offering price per share (100/94.25 of $13.92)		$ 14.77
Class T: Net Asset Value and redemption price per share ($311,365,479 ÷ 22,433,285 shares)		$ 13.88

Maximum offering price per share (100/96.50 of $13.88)		$ 14.38
Class B: Net Asset Value and offering price per share ($20,825,438 ÷ 1,514,703 shares)A		$ 13.75

Class C: Net Asset Value and offering price per share ($67,277,997 ÷ 4,909,647 shares)A		$ 13.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($585,734,380 ÷ 41,841,094 shares)		$ 14.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,691,547

Expenses
Distribution and service plan fees	$ 2,657,943
Independent trustees' compensation	3,880
Total expenses before reductions	2,661,823
Expense reductions	(3,880)	2,657,943
Net investment income (loss)		5,033,604
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,157,443
Capital gain distributions from underlying funds	6,087,902
Total net realized gain (loss)		23,245,345
Change in net unrealized appreciation (depreciation) on underlying funds		97,954,587
Net gain (loss)		121,199,932
Net increase (decrease) in net assets resulting from operations		$ 126,233,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,033,604	$ 26,992,967
Net realized gain (loss)	23,245,345	90,179,730
Change in net unrealized appreciation (depreciation)	97,954,587	62,667,913
Net increase (decrease) in net assets resulting from operations	126,233,536	179,840,610
Distributions to shareholders from net investment income	(1,974,119)	(26,501,610)
Distributions to shareholders from net realized gain	(73,740,059)	(5,287,230)
Total distributions	(75,714,178)	(31,788,840)
Share transactions - net increase (decrease)	104,901,832	198,765,979
Total increase (decrease) in net assets	155,421,190	346,817,749

Net Assets
Beginning of period	2,018,344,814	1,671,527,065
End of period (including undistributed net investment income of $5,005,024 and undistributed net investment income of $1,945,539, respectively)	$ 2,173,766,004	$ 2,018,344,814

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57
Income from Investment Operations
Net investment income (loss) E	.03	.19	.17	.15	.15	.21
Net realized and unrealized gain (loss)	.79	1.05	(.15)	1.69	3.87	(5.44)
Total from investment operations	.82	1.24	.02	1.84	4.02	(5.23)
Distributions from net investment income	(.01)	(.19)	(.16)	(.15)	(.15)	(.20)
Distributions from net realized gain	(.49)	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.51) I	(.23)	(.37)	(.26)	(.24)	(.75) H
Net asset value, end of period	$ 13.92	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59
Total Return B, C, D	6.13%	9.94%	.38%	16.38%	53.15%	(40.42)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.48% A	1.53%	1.38%	1.25%	1.52%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,188,563	$ 1,133,722	$ 967,348	$ 865,008	$ 670,673	$ 342,357
Portfolio turnover rate F	19% A	26%	14%	38%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

I Total distributions of $.51 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.492 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54
Income from Investment Operations
Net investment income (loss) E	.02	.16	.14	.12	.13	.18
Net realized and unrealized gain (loss)	.78	1.04	(.16)	1.68	3.86	(5.43)
Total from investment operations	.80	1.20	(.02)	1.80	3.99	(5.25)
Distributions from net investment income	- L	(.16)	(.13)	(.11)	(.13)	(.17)
Distributions from net realized gain	(.49)	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.50) K	(.19) J	(.33) I	(.22)	(.22)	(.72) H
Net asset value, end of period	$ 13.88	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57
Total Return B, C, D	6.00%	9.69%	.12%	16.06%	52.83%	(40.61)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.23% A	1.28%	1.13%	1.00%	1.27%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,365	$ 288,886	$ 262,944	$ 276,335	$ 300,594	$ 181,917
Portfolio turnover rate F	19% A	26%	14%	38%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

K Total distributions of $.50 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.492 per share.

L Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42
Income from Investment Operations
Net investment income (loss) E	(.02)	.10	.08	.06	.08	.13
Net realized and unrealized gain (loss)	.78	1.03	(.15)	1.66	3.83	(5.37)
Total from investment operations	.76	1.13	(.07)	1.72	3.91	(5.24)
Distributions from net investment income	-	(.09)	(.07)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.49)	(.04)	(.20)	(.10)	(.09)	(.55)
Total distributions	(.49)	(.13)	(.27)	(.16)	(.17)	(.66) H
Net asset value, end of period	$ 13.75	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52
Total Return B, C, D	5.73%	9.14%	(.36)%	15.43%	52.08%	(40.85)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.27)% A	.78%	.63%	.50%	.77%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,825	$ 24,481	$ 31,574	$ 41,935	$ 43,773	$ 29,479
Portfolio turnover rate F	19% A	26%	14%	38%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42
Income from Investment Operations
Net investment income (loss) E	(.02)	.10	.08	.06	.08	.13
Net realized and unrealized gain (loss)	.78	1.02	(.15)	1.66	3.83	(5.37)
Total from investment operations	.76	1.12	(.07)	1.72	3.91	(5.24)
Distributions from net investment income	-	(.11)	(.08)	(.07)	(.08)	(.12)
Distributions from net realized gain	(.49)	(.04)	(.20)	(.10)	(.09)	(.55)
Total distributions	(.49)	(.14) I	(.28)	(.17)	(.17)	(.67) H
Net asset value, end of period	$ 13.70	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51
Total Return B, C, D	5.75%	9.09%	(.35)%	15.39%	52.18%	(40.91)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.27)% A	.78%	.63%	.50%	.77%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,278	$ 62,893	$ 56,910	$ 58,416	$ 53,334	$ 34,036
Portfolio turnover rate F	19% A	26%	14%	38%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62
Income from Investment Operations
Net investment income (loss) D	.05	.23	.20	.18	.18	.23
Net realized and unrealized gain (loss)	.79	1.05	(.16)	1.69	3.88	(5.45)
Total from investment operations	.84	1.28	.04	1.87	4.06	(5.22)
Distributions from net investment income	(.02)	(.22)	(.19)	(.18)	(.17)	(.22)
Distributions from net realized gain	(.49)	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.51)	(.26)	(.39) I	(.29)	(.26)	(.78) H
Net asset value, end of period	$ 14.00	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62
Total Return B, C	6.31%	10.24%	.61%	16.57%	53.53%	(40.24)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.73% A	1.78%	1.63%	1.50%	1.77%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 585,734	$ 508,363	$ 352,751	$ 229,228	$ 126,440	$ 56,940
Portfolio turnover rate E	19% A	26%	14%	38%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.1	9.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.6	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.9
Fidelity Advisor Large Cap Fund Institutional Class	3.8	4.0
Fidelity Advisor Series Equity-Income Fund	4.9	4.9
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	4.9	1.1
Fidelity Advisor Series Opportunistic Insights Fund	3.8	3.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.0	5.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.0
Fidelity Series 100 Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	9.5	9.7
Fidelity Series Large Cap Value Fund	5.1	5.5
Fidelity Series Real Estate Equity Fund	0.7	0.8
Fidelity Series Small Cap Opportunities Fund	3.4	3.5
	52.9	53.5
Developed International Equity Funds
Fidelity Series International Growth Fund	8.2	8.0
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.2	7.9
	18.1	17.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.2	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.3
Fidelity Series High Income Fund	8.8	9.1
Fidelity Series Real Estate Income Fund	0.3	0.3
	10.1	10.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.6	4.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.1%
Domestic Equity Funds	52.9%
Developed International Equity Funds	18.1%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.6%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.5%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.5%

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund (a)(b)	11,648,756	$ 93,306,537
Domestic Equity Funds - 52.9%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	953,344	78,441,169
Fidelity Advisor Large Cap Fund Institutional Class (b)	1,472,151	39,600,866
Fidelity Advisor Series Equity-Income Fund (b)	4,328,143	51,028,805
Fidelity Advisor Series Growth & Income Fund (b)	4,229,465	50,965,055
Fidelity Advisor Series Opportunistic Insights Fund (b)	3,002,195	38,668,274
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	4,203,437	51,155,833
Fidelity Advisor Small Cap Fund Institutional Class (b)	1,010,918	30,812,785
Fidelity Series 100 Index Fund (b)	1,097,481	12,160,085
Fidelity Series All-Sector Equity Fund (b)	6,905,553	97,782,627
Fidelity Series Large Cap Value Fund (b)	4,174,043	52,718,165
Fidelity Series Real Estate Equity Fund (b)	637,042	7,619,023
Fidelity Series Small Cap Opportunities Fund (b)	2,771,451	35,557,710
TOTAL DOMESTIC EQUITY FUNDS		546,510,397
TOTAL DOMESTIC EQUITY FUNDS (Cost $539,965,154)		639,816,934
International Equity Funds - 23.3%

Developed International Equity Funds - 18.1%
Fidelity Series International Growth Fund (b)	6,259,337	84,939,203
Fidelity Series International Small Cap Fund (b)	1,147,232	17,541,171
Fidelity Series International Value Fund (b)	7,900,504	84,930,421
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		187,410,795

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund (b)	3,185,908	$ 53,332,105
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $204,322,939)		240,742,900
Bond Funds - 14.7%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund (b)	655,571	6,634,379
Fidelity Series Floating Rate High Income Fund (b)	341,886	3,617,154
Fidelity Series High Income Fund (b)	8,865,584	91,138,204
Fidelity Series Real Estate Income Fund (b)	299,009	3,283,121
TOTAL HIGH YIELD BOND FUNDS		104,672,858
Investment Grade Bond Funds - 4.6%
Fidelity Series Investment Grade Bond Fund (b)	4,251,131	47,570,159
TOTAL BOND FUNDS (Cost $151,284,450)		152,243,017
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $895,572,543)		1,032,802,851
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180,822)
NET ASSETS - 100%		$ 1,032,622,029
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 66,669,108	$ 5,613,290	$ 4,750,798	$ -	$ 78,441,169
Fidelity Advisor Growth & Income Fund Institutional Class	35,481,306	2,174,951	40,817,196	-	-
Fidelity Advisor Large Cap Fund Institutional Class	35,845,261	2,663,359	3,654,014	-	39,600,866
Fidelity Advisor Series Equity-Income Fund	44,779,464	5,554,343	2,035,160	461,226	51,028,805
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	9,921,685	40,414,073	829,882	-	50,965,055
Fidelity Advisor Series Opportunistic Insights Fund	31,656,678	2,959,877	1,489,478	-	38,668,274
Fidelity Advisor Series Stock Selector Large Cap Value Fund	45,101,687	4,146,351	2,137,972	-	51,155,833
Fidelity Advisor Small Cap Fund Institutional Class	27,435,072	2,231,793	2,474,680	-	30,812,785
Fidelity Series 100 Index Fund	11,099,125	928,995	697,976	-	12,160,085
Fidelity Series All-Sector Equity Fund	88,201,459	6,706,219	6,247,915	-	97,782,627
Fidelity Series Commodity Strategy Fund	83,502,801	20,451,247	3,795,449	-	93,306,537
Fidelity Series Emerging Markets Debt Fund	6,420,091	914,163	231,734	170,150	6,634,379
Fidelity Series Emerging Markets Fund	44,075,777	10,027,341	1,060,122	-	53,332,105
Fidelity Series Floating Rate High Income Fund	2,952,479	800,310	121,227	71,356	3,617,154
Fidelity Series High Income Fund	82,180,603	14,046,811	3,131,467	2,283,424	91,138,204
Fidelity Series International Growth Fund	72,337,325	9,465,313	2,516,561	-	84,939,203
Fidelity Series International Small Cap Fund	14,681,753	1,603,364	503,168	-	17,541,171
Fidelity Series International Value Fund	71,628,283	8,261,755	2,069,004	-	84,930,421
Fidelity Series Investment Grade Bond Fund	40,856,148	10,992,748	2,960,084	463,560	47,570,159
Fidelity Series Large Cap Value Fund	50,091,676	3,677,020	5,357,642	-	52,718,165
Fidelity Series Real Estate Equity Fund	7,335,896	1,152,193	237,053	50,068	7,619,023
Fidelity Series Real Estate Income Fund	3,123,821	461,577	108,653	94,513	3,283,121
Fidelity Series Small Cap Opportunities Fund	32,003,872	5,163,418	3,028,465	-	35,557,710
Total	$ 907,381,370	$ 160,410,511	$ 90,255,700	$ 3,594,297	$ 1,032,802,851
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $895,572,543) - See accompanying schedule		$ 1,032,802,851
Cash		4
Receivable for investments sold		1,450,836
Receivable for fund shares sold		1,454,998
Receivable from investment adviser for expense reductions		604
Total assets		1,035,709,293

Liabilities
Payable for investments purchased	$ 28,968
Payable for fund shares redeemed	2,876,854
Distribution and service plan fees payable	181,442
Total liabilities		3,087,264

Net Assets		$ 1,032,622,029
Net Assets consist of:
Paid in capital		$ 877,618,186
Undistributed net investment income		2,535,806
Accumulated undistributed net realized gain (loss) on investments		15,237,729
Net unrealized appreciation (depreciation) on investments		137,230,308
Net Assets		$ 1,032,622,029

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($574,247,447 ÷ 52,703,087 shares)		$ 10.90

Maximum offering price per share (100/94.25 of $10.90)		$ 11.56
Class T: Net Asset Value and redemption price per share ($112,222,455 ÷ 10,349,062 shares)		$ 10.84

Maximum offering price per share (100/96.50 of $10.84)		$ 11.23
Class B: Net Asset Value and offering price per share ($3,561,500 ÷ 329,673 shares)A		$ 10.80

Class C: Net Asset Value and offering price per share ($15,907,361 ÷ 1,477,519 shares)A		$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($326,683,266 ÷ 29,831,382 shares)		$ 10.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,594,297

Expenses
Distribution and service plan fees	$ 1,045,865
Independent trustees' compensation	1,776
Total expenses before reductions	1,047,641
Expense reductions	(1,776)	1,045,865
Net investment income (loss)		2,548,432
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	14,690,446
Capital gain distributions from underlying funds	2,965,966
Total net realized gain (loss)		17,656,412
Change in net unrealized appreciation (depreciation) on underlying funds		40,576,206
Net gain (loss)		58,232,618
Net increase (decrease) in net assets resulting from operations		$ 60,781,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,548,432	$ 12,046,883
Net realized gain (loss)	17,656,412	21,385,492
Change in net unrealized appreciation (depreciation)	40,576,206	48,075,115
Net increase (decrease) in net assets resulting from operations	60,781,050	81,507,490
Distributions to shareholders from net investment income	(979,049)	(11,684,331)
Distributions to shareholders from net realized gain	(19,046,918)	(10,873,978)
Total distributions	(20,025,967)	(22,558,309)
Share transactions - net increase (decrease)	84,644,823	205,501,582
Total increase (decrease) in net assets	125,399,906	264,450,763

Net Assets
Beginning of period	907,222,123	642,771,360
End of period (including undistributed net investment income of $2,535,806 and undistributed net investment income of $966,423, respectively)	$ 1,032,622,029	$ 907,222,123

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39
Income from Investment Operations
Net investment income (loss) E	.03	.16	.13	.12	.12	.16
Net realized and unrealized gain (loss)	.63	.81	(.14)	1.33	3.02	(4.29)
Total from investment operations	.66	.97	(.01)	1.45	3.14	(4.13)
Distributions from net investment income	(.01)	(.15)	(.12)	(.11)	(.11)	(.14)
Distributions from net realized gain	(.21)	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.22)	(.30)	(.28)	(.19)	(.18)	(.40)
Net asset value, end of period	$ 10.90	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86
Total Return B, C, D	6.41%	10.21%	.12%	16.67%	53.81%	(40.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.49% A	1.59%	1.41%	1.35%	1.53%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 574,247	$ 527,525	$ 403,850	$ 320,731	$ 205,405	$ 81,985
Portfolio turnover rate F	19% A	25%	11%	32%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36
Income from Investment Operations
Net investment income (loss) E	.01	.13	.11	.10	.10	.14
Net realized and unrealized gain (loss)	.63	.82	(.15)	1.32	3.02	(4.28)
Total from investment operations	.64	.95	(.04)	1.42	3.12	(4.14)
Distributions from net investment income	- K	(.12)	(.10)	(.09)	(.10)	(.12)
Distributions from net realized gain	(.21)	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.22) J	(.28) I	(.25) H	(.17)	(.17)	(.38)
Net asset value, end of period	$ 10.84	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84
Total Return B, C, D	6.18%	10.02%	(.15)%	16.36%	53.52%	(41.08)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.24% A	1.34%	1.16%	1.10%	1.28%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,222	$ 92,998	$ 62,438	$ 60,268	$ 43,326	$ 18,065
Portfolio turnover rate F	19% A	25%	11%	32%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

J Total distributions of $.22 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.213 per share.

K Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.06	.05	.06	.11
Net realized and unrealized gain (loss)	.63	.81	(.14)	1.32	3.01	(4.27)
Total from investment operations	.62	.89	(.08)	1.37	3.07	(4.16)
Distributions from net investment income	-	(.08)	(.05)	(.05)	(.06)	(.08)
Distributions from net realized gain	(.21)	(.15)	(.15)	(.08)	(.07)	(.26)
Total distributions	(.21)	(.23)	(.20)	(.13)	(.13)	(.34)
Net asset value, end of period	$ 10.80	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83
Total Return B, C, D	6.00%	9.40%	(.62)%	15.71%	52.74%	(41.39)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.26)% A	.84%	.66%	.60%	.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,562	$ 3,651	$ 3,786	$ 4,612	$ 4,089	$ 2,231
Portfolio turnover rate F	19% A	25%	11%	32%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.06	.05	.06	.11
Net realized and unrealized gain (loss)	.63	.81	(.14)	1.32	3.01	(4.27)
Total from investment operations	.62	.89	(.08)	1.37	3.07	(4.16)
Distributions from net investment income	-	(.09)	(.06)	(.06)	(.06)	(.08)
Distributions from net realized gain	(.21)	(.15)	(.15)	(.08)	(.07)	(.26)
Total distributions	(.21)	(.24)	(.21)	(.13) H	(.13)	(.34)
Net asset value, end of period	$ 10.77	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82
Total Return B, C, D	6.01%	9.42%	(.62)%	15.80%	52.90%	(41.39)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.26)% A	.84%	.66%	.60%	.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,907	$ 13,415	$ 9,926	$ 8,753	$ 6,199	$ 3,027
Portfolio turnover rate F	19% A	25%	11%	32%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41
Income from Investment Operations
Net investment income (loss) D	.04	.18	.16	.15	.14	.18
Net realized and unrealized gain (loss)	.64	.81	(.14)	1.32	3.04	(4.30)
Total from investment operations	.68	.99	.02	1.47	3.18	(4.12)
Distributions from net investment income	(.02)	(.17)	(.14)	(.13)	(.13)	(.16)
Distributions from net realized gain	(.21)	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.23)	(.32)	(.30)	(.21)	(.20)	(.42)
Net asset value, end of period	$ 10.95	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87
Total Return B, C	6.54%	10.43%	.45%	16.86%	54.35%	(40.81)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.74% A	1.84%	1.66%	1.60%	1.78%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 326,683	$ 269,633	$ 162,772	$ 83,240	$ 32,842	$ 12,078
Portfolio turnover rate E	19% A	25%	11%	32%	14%	18%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.0	9.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.6	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	4.0
Fidelity Advisor Large Cap Fund Institutional Class	3.8	4.0
Fidelity Advisor Series Equity-Income Fund	5.1	5.1
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	5.0	1.1
Fidelity Advisor Series Opportunistic Insights Fund	3.9	3.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.1	5.1
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.0
Fidelity Series 100 Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	9.5	9.8
Fidelity Series Large Cap Value Fund	5.1	5.6
Fidelity Series Real Estate Equity Fund	0.7	0.8
Fidelity Series Small Cap Opportunities Fund	3.4	3.5
	53.4	54.2
Developed International Equity Funds
Fidelity Series International Growth Fund	8.3	8.1
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.2	8.0
	18.2	17.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.3	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	9.1	9.2
Fidelity Series Real Estate Income Fund	0.3	0.3
	10.2	10.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.9	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.0%
Domestic Equity Funds	53.4%
Developed International Equity Funds	18.2%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	3.9%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	54.2%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.5%

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund (a)(b)	8,565,639	$ 68,610,767
Domestic Equity Funds - 53.4%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	704,095	57,932,930
Fidelity Advisor Large Cap Fund Institutional Class (b)	1,075,459	28,929,854
Fidelity Advisor Series Equity-Income Fund (b)	3,305,116	38,967,319
Fidelity Advisor Series Growth & Income Fund (b)	3,146,681	37,917,506
Fidelity Advisor Series Opportunistic Insights Fund (b)	2,275,673	29,310,670
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	3,175,200	38,642,185
Fidelity Advisor Small Cap Fund Institutional Class (b)	742,422	22,629,030
Fidelity Series 100 Index Fund (b)	810,405	8,979,291
Fidelity Series All-Sector Equity Fund (b)	5,087,436	72,038,096
Fidelity Series Large Cap Value Fund (b)	3,056,166	38,599,373
Fidelity Series Real Estate Equity Fund (b)	472,384	5,649,710
Fidelity Series Small Cap Opportunities Fund (b)	2,038,913	26,159,257
TOTAL DOMESTIC EQUITY FUNDS		405,755,221
TOTAL DOMESTIC EQUITY FUNDS (Cost $398,242,218)		474,365,988
International Equity Funds - 23.5%

Developed International Equity Funds - 18.2%
Fidelity Series International Growth Fund (b)	4,631,545	62,850,066
Fidelity Series International Small Cap Fund (b)	850,255	13,000,404
Fidelity Series International Value Fund (b)	5,838,814	62,767,252
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		138,617,722

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund (b)	2,380,519	$ 39,849,882
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $150,662,106)		178,467,604
Bond Funds - 14.1%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund (b)	500,664	5,066,720
Fidelity Series Floating Rate High Income Fund (b)	69,265	732,820
Fidelity Series High Income Fund (b)	6,769,229	69,587,672
Fidelity Series Real Estate Income Fund (b)	200,972	2,206,673
TOTAL HIGH YIELD BOND FUNDS		77,593,885
Investment Grade Bond Funds - 3.9%
Fidelity Series Investment Grade Bond Fund (b)	2,640,893	29,551,592
TOTAL BOND FUNDS (Cost $106,791,251)		107,145,477
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $655,695,575)		759,979,069
NET OTHER ASSETS (LIABILITIES) - 0.0%		(142,913)
NET ASSETS - 100%		$ 759,836,156
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 49,195,874	$ 4,155,739	$ 3,484,610	$ -	$ 57,932,930
Fidelity Advisor Growth & Income Fund Institutional Class	26,225,977	1,639,698	30,192,915	-	-
Fidelity Advisor Large Cap Fund Institutional Class	26,484,651	1,906,510	2,947,481	-	28,929,854
Fidelity Advisor Series Equity-Income Fund	33,840,493	4,339,203	1,282,723	349,660	38,967,319
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	7,498,583	29,891,403	571,381	-	37,917,506
Fidelity Advisor Series Opportunistic Insights Fund	23,924,742	2,215,362	1,041,215	-	29,310,670
Fidelity Advisor Series Stock Selector Large Cap Value Fund	34,081,404	3,033,126	1,533,909	-	38,642,185
Fidelity Advisor Small Cap Fund Institutional Class	20,231,800	1,649,079	1,912,481	-	22,629,030
Fidelity Series 100 Index Fund	8,202,815	687,319	523,734	-	8,979,291
Fidelity Series All-Sector Equity Fund	65,230,846	4,805,345	4,740,540	-	72,038,096
Fidelity Series Commodity Strategy Fund	62,055,569	14,188,498	2,566,818	-	68,610,767
Fidelity Series Emerging Markets Debt Fund	4,719,827	864,261	155,262	128,999	5,066,720
Fidelity Series Emerging Markets Fund	32,667,017	7,618,893	700,047	-	39,849,882
Fidelity Series Floating Rate High Income Fund	496,860	268,215	27,934	13,982	732,820
Fidelity Series High Income Fund	61,428,717	11,373,878	1,751,118	1,720,206	69,587,672
Fidelity Series International Growth Fund	53,789,744	6,662,779	1,808,390	-	62,850,066
Fidelity Series International Small Cap Fund	10,942,294	1,111,229	361,842	-	13,000,404
Fidelity Series International Value Fund	53,369,497	5,663,459	1,547,868	-	62,767,252
Fidelity Series Investment Grade Bond Fund	23,478,771	8,777,263	1,891,434	283,735	29,551,592
Fidelity Series Large Cap Value Fund	37,173,024	2,631,191	4,379,226	-	38,599,373
Fidelity Series Real Estate Equity Fund	5,424,779	825,337	128,725	37,168	5,649,710
Fidelity Series Real Estate Income Fund	2,040,650	363,389	65,125	63,865	2,206,673
Fidelity Series Small Cap Opportunities Fund	23,559,633	3,801,015	2,237,250	-	26,159,257
Total	$ 666,063,567	$ 118,472,191	$ 65,852,028	$ 2,597,615	$ 759,979,069
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $655,695,575) - See accompanying schedule		$ 759,979,069
Receivable for investments sold		2,587,538
Receivable for fund shares sold		1,315,242
Receivable from investment adviser for expense reductions		503
Total assets		763,882,352

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	17,989
Payable for fund shares redeemed	3,884,772
Distribution and service plan fees payable	143,433
Total liabilities		4,046,196

Net Assets		$ 759,836,156
Net Assets consist of:
Paid in capital		$ 642,526,232
Undistributed net investment income		1,783,950
Accumulated undistributed net realized gain (loss) on investments		11,242,480
Net unrealized appreciation (depreciation) on investments		104,283,494
Net Assets		$ 759,836,156

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($387,127,807 ÷ 35,733,530 shares)		$ 10.83

Maximum offering price per share (100/94.25 of $10.83)		$ 11.49
Class T: Net Asset Value and redemption price per share ($103,263,695 ÷ 9,568,027 shares)		$ 10.79

Maximum offering price per share (100/96.50 of $10.79)		$ 11.18
Class B: Net Asset Value and offering price per share ($5,385,668 ÷ 502,150 shares)A		$ 10.73

Class C: Net Asset Value and offering price per share ($18,756,231 ÷ 1,749,164 shares)A		$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($245,302,755 ÷ 22,519,174 shares)		$ 10.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,597,615

Expenses
Distribution and service plan fees	$ 824,986
Independent trustees' compensation	1,304
Total expenses before reductions	826,290
Expense reductions	(1,304)	824,986
Net investment income (loss)		1,772,629
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,235,706
Capital gain distributions from underlying funds	2,191,560
Total net realized gain (loss)		13,427,266
Change in net unrealized appreciation (depreciation) on underlying funds		30,059,655
Net gain (loss)		43,486,921
Net increase (decrease) in net assets resulting from operations		$ 45,259,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,772,629	$ 8,705,827
Net realized gain (loss)	13,427,266	15,586,075
Change in net unrealized appreciation (depreciation)	30,059,655	35,894,143
Net increase (decrease) in net assets resulting from operations	45,259,550	60,186,045
Distributions to shareholders from net investment income	(646,292)	(8,370,984)
Distributions to shareholders from net realized gain	(14,050,089)	(2,615,729)
Total distributions	(14,696,381)	(10,986,713)
Share transactions - net increase (decrease)	63,335,238	126,263,908
Total increase (decrease) in net assets	93,898,407	175,463,240

Net Assets
Beginning of period	665,937,749	490,474,509
End of period (including undistributed net investment income of $1,783,950 and undistributed net investment income of $657,613, respectively)	$ 759,836,156	$ 665,937,749

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.03	.15	.12	.11	.11	.16
Net realized and unrealized gain (loss)	.63	.82	(.17)	1.34	3.05	(4.39)
Total from investment operations	.66	.97	(.05)	1.45	3.16	(4.23)
Distributions from net investment income	(.01)	(.14)	(.11)	(.11)	(.10)	(.13)
Distributions from net realized gain	(.21)	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.22)	(.19)	(.27)	(.18) I	(.17)	(.42) H
Net asset value, end of period	$ 10.83	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67
Total Return B, C, D	6.45%	10.23%	(.22)%	16.99%	55.94%	(42.30)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.48% A	1.56%	1.32%	1.23%	1.43%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,128	$ 352,814	$ 280,478	$ 220,549	$ 137,716	$ 57,591
Portfolio turnover rate F	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30
Income from Investment Operations
Net investment income (loss) E	.01	.13	.10	.09	.09	.14
Net realized and unrealized gain (loss)	.64	.81	(.17)	1.33	3.05	(4.37)
Total from investment operations	.65	.94	(.07)	1.42	3.14	(4.23)
Distributions from net investment income	- L	(.12)	(.09)	(.09)	(.09)	(.11)
Distributions from net realized gain	(.21)	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.22) K	(.16) J	(.25)	(.16) I	(.16)	(.41) H
Net asset value, end of period	$ 10.79	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66
Total Return B, C, D	6.32%	9.99%	(.48)%	16.66%	55.57%	(42.41)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.23% A	1.31%	1.07%	.98%	1.18%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,264	$ 89,196	$ 64,512	$ 61,195	$ 46,449	$ 21,186
Portfolio turnover rate F	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

K Total distributions of $.22 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.214 per share.

L Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.05	.04	.05	.10
Net realized and unrealized gain (loss)	.63	.81	(.17)	1.34	3.03	(4.35)
Total from investment operations	.62	.89	(.12)	1.38	3.08	(4.25)
Distributions from net investment income	-	(.08)	(.05)	(.05)	(.05)	(.08)
Distributions from net realized gain	(.20)	(.05)	(.15)	(.07)	(.07)	(.29)
Total distributions	(.20)	(.12) I	(.20)	(.12)	(.12)	(.37) H
Net asset value, end of period	$ 10.73	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64
Total Return B, C, D	6.11%	9.47%	(1.06)%	16.16%	54.72%	(42.71)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.27)% A	.81%	.57%	.48%	.68%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,386	$ 5,532	$ 5,643	$ 6,704	$ 5,847	$ 3,078
Portfolio turnover rate F	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.05	.04	.05	.10
Net realized and unrealized gain (loss)	.62	.82	(.18)	1.34	3.05	(4.35)
Total from investment operations	.61	.90	(.13)	1.38	3.10	(4.25)
Distributions from net investment income	-	(.08)	(.05)	(.05)	(.05)	(.08)
Distributions from net realized gain	(.20)	(.05)	(.15)	(.07)	(.07)	(.29)
Total distributions	(.20)	(.13)	(.20)	(.12)	(.12)	(.37) H
Net asset value, end of period	$ 10.72	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63
Total Return B, C, D	6.01%	9.53%	(1.08)%	16.16%	55.15%	(42.74)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.27)% A	.81%	.57%	.48%	.68%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,756	$ 16,188	$ 13,344	$ 12,014	$ 9,646	$ 5,436
Portfolio turnover rate F	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35
Income from Investment Operations
Net investment income (loss) D	.04	.18	.15	.13	.13	.17
Net realized and unrealized gain (loss)	.64	.82	(.18)	1.34	3.08	(4.40)
Total from investment operations	.68	1.00	(.03)	1.47	3.21	(4.23)
Distributions from net investment income	(.02)	(.16)	(.13)	(.13)	(.12)	(.15)
Distributions from net realized gain	(.21)	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.23)	(.21)	(.29)	(.20) I	(.19)	(.44) H
Net asset value, end of period	$ 10.89	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68
Total Return B, C	6.58%	10.55%	.02%	17.17%	56.66%	(42.22)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.73% A	1.81%	1.57%	1.48%	1.68%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,303	$ 202,208	$ 126,497	$ 62,785	$ 40,214	$ 15,010
Portfolio turnover rate E	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.5	9.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	8.0
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	4.4
Fidelity Advisor Large Cap Fund Institutional Class	4.0	4.4
Fidelity Advisor Series Equity-Income Fund	5.3	4.5
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	5.2	1.0
Fidelity Advisor Series Opportunistic Insights Fund	4.1	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.3	4.5
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.3
Fidelity Series 100 Index Fund	1.3	1.5
Fidelity Series All-Sector Equity Fund	9.9	10.6
Fidelity Series Large Cap Value Fund	5.5	6.2
Fidelity Series Real Estate Equity Fund	0.8	0.9
Fidelity Series Small Cap Opportunities Fund	3.6	3.8
	56.0	56.3
Developed International Equity Funds
Fidelity Series International Growth Fund	8.7	8.4
Fidelity Series International Small Cap Fund	1.8	1.7
Fidelity Series International Value Fund	8.6	8.4
	19.1	18.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.4	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	9.1	9.3
Fidelity Series Real Estate Income Fund	0.2	0.2
	9.9	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.1	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.5%
Domestic Equity Funds	56.0%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	5.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.1%

Six months ago
Commodity Funds	9.7%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.1%

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund (a)(b)	1,265,283	$ 10,134,916
Domestic Equity Funds - 56.0%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	102,264	8,414,279
Fidelity Advisor Large Cap Fund Institutional Class (b)	158,921	4,274,983
Fidelity Advisor Series Equity-Income Fund (b)	477,120	5,625,240
Fidelity Advisor Series Growth & Income Fund (b)	461,576	5,561,986
Fidelity Advisor Series Opportunistic Insights Fund (b)	334,406	4,307,151
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	467,747	5,692,478
Fidelity Advisor Small Cap Fund Institutional Class (b)	108,807	3,316,447
Fidelity Series 100 Index Fund (b)	122,779	1,360,389
Fidelity Series All-Sector Equity Fund (b)	745,815	10,560,737
Fidelity Series Large Cap Value Fund (b)	463,525	5,854,325
Fidelity Series Real Estate Equity Fund (b)	72,949	872,475
Fidelity Series Small Cap Opportunities Fund (b)	299,753	3,845,835
TOTAL DOMESTIC EQUITY FUNDS		59,686,325
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,350,471)		69,821,241
International Equity Funds - 24.5%

Developed International Equity Funds - 19.1%
Fidelity Series International Growth Fund (b)	682,409	9,260,295
Fidelity Series International Small Cap Fund (b)	122,370	1,871,041
Fidelity Series International Value Fund (b)	858,298	9,226,706
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		20,358,042

	Shares	Value
Emerging Markets Equity Funds - 5.4%
Fidelity Series Emerging Markets Fund (b)	346,173	$ 5,794,932
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,803,949)		26,152,974
Bond Funds - 10.0%

High Yield Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund (b)	64,724	655,008
Fidelity Series Floating Rate High Income Fund (b)	896	9,477
Fidelity Series High Income Fund (b)	942,156	9,685,363
Fidelity Series Real Estate Income Fund (b)	23,279	255,600
TOTAL HIGH YIELD BOND FUNDS		10,605,448
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund (b)	9,204	102,995
TOTAL BOND FUNDS (Cost $10,752,670)		10,708,443
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $98,907,090)		106,682,658
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,838)
NET ASSETS - 100%		$ 106,664,820
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 4,717,573	$ 2,785,247	$ 79,853	$ -	$ 8,414,279
Fidelity Advisor Growth & Income Fund Institutional Class	2,595,183	971,502	3,818,648	-	-
Fidelity Advisor Large Cap Fund Institutional Class	2,597,322	1,365,168	90,605	-	4,274,983
Fidelity Advisor Series Equity-Income Fund	2,664,286	2,793,115	48,624	36,301	5,625,240
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	597,982	4,860,499	26,358	-	5,561,986
Fidelity Advisor Series Opportunistic Insights Fund	1,895,518	1,926,607	37,413	-	4,307,151
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,677,427	2,731,910	56,239	-	5,692,478
Fidelity Advisor Small Cap Fund Institutional Class	1,939,859	1,091,586	39,727	-	3,316,447
Fidelity Series 100 Index Fund	873,917	451,682	36,614	-	1,360,389
Fidelity Series All-Sector Equity Fund	6,287,353	3,664,400	176,837	-	10,560,737
Fidelity Series Commodity Strategy Fund	5,784,182	5,050,043	146,993	-	10,134,916
Fidelity Series Emerging Markets Debt Fund	356,627	340,207	5,591	13,152	655,008
Fidelity Series Emerging Markets Fund	3,113,335	2,626,151	20,610	-	5,794,932
Fidelity Series Floating Rate High Income Fund	1,943	7,675	95	118	9,477
Fidelity Series High Income Fund	5,468,666	4,792,478	406,576	197,720	9,685,363
Fidelity Series International Growth Fund	5,007,955	3,724,066	29,586	-	9,260,295
Fidelity Series International Small Cap Fund	1,011,976	707,499	11,103	-	1,871,041
Fidelity Series International Value Fund	4,963,040	3,668,786	57,135	-	9,226,706
Fidelity Series Investment Grade Bond Fund	68,328	75,474	38,906	840	102,995
Fidelity Series Large Cap Value Fund	3,698,707	1,963,518	167,919	-	5,854,325
Fidelity Series Real Estate Equity Fund	544,808	402,511	4,972	4,904	872,475
Fidelity Series Real Estate Income Fund	134,922	134,828	1,073	6,237	255,600
Fidelity Series Small Cap Opportunities Fund	2,255,121	1,543,381	41,993	-	3,845,835
Total	$ 59,256,030	$ 47,678,333	$ 5,343,470	$ 259,272	$ 106,682,658
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $98,907,090) - See accompanying schedule		$ 106,682,658
Receivable for investments sold		2,080
Receivable for fund shares sold		413,420
Receivable from investment adviser for expense reductions		287
Total assets		107,098,445

Liabilities
Payable for investments purchased	$ 73,718
Payable for fund shares redeemed	341,781
Distribution and service plan fees payable	18,126
Total liabilities		433,625

Net Assets		$ 106,664,820
Net Assets consist of:
Paid in capital		$ 98,002,258
Undistributed net investment income		172,268
Accumulated undistributed net realized gain (loss) on investments		714,726
Net unrealized appreciation (depreciation) on investments		7,775,568
Net Assets		$ 106,664,820

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,099,503 ÷ 5,119,588 shares)		$ 11.15

Maximum offering price per share (100/94.25 of $11.15)		$ 11.83
Class T: Net Asset Value and redemption price per share ($13,051,971 ÷ 1,172,796 shares)		$ 11.13

Maximum offering price per share (100/96.50 of $11.13)		$ 11.53
Class C: Net Asset Value and offering price per share ($1,618,008 ÷ 145,367 shares)A		$ 11.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,895,338 ÷ 3,119,518 shares)		$ 11.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 259,272

Expenses
Distribution and service plan fees	$ 87,727
Independent trustees' compensation	139
Total expenses before reductions	87,866
Expense reductions	(139)	87,727
Net investment income (loss)		171,545
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	509,658
Capital gain distributions from underlying funds	308,975
Total net realized gain (loss)		818,633
Change in net unrealized appreciation (depreciation) on underlying funds		4,582,208
Net gain (loss)		5,400,841
Net increase (decrease) in net assets resulting from operations		$ 5,572,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 171,545	$ 516,037
Net realized gain (loss)	818,633	755,707
Change in net unrealized appreciation (depreciation)	4,582,208	3,283,912
Net increase (decrease) in net assets resulting from operations	5,572,386	4,555,656
Distributions to shareholders from net investment income	(44,363)	(473,172)
Distributions to shareholders from net realized gain	(775,793)	(129,809)
Total distributions	(820,156)	(602,981)
Share transactions - net increase (decrease)	42,666,461	47,565,310
Total increase (decrease) in net assets	47,418,691	51,517,985

Net Assets
Beginning of period	59,246,129	7,728,144
End of period (including undistributed net investment income of $172,268 and undistributed net investment income of $45,086, respectively)	$ 106,664,820	$ 59,246,129

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.18	.11
Net realized and unrealized gain (loss)	.70	.83	(.11)
Total from investment operations	.72	1.01	-
Distributions from net investment income	(.01)	(.13)	(.11)
Distributions from net realized gain	(.12)	(.07)	(.15)
Total distributions	(.13)	(.20)	(.25) I
Net asset value, end of period	$ 11.15	$ 10.56	$ 9.75
Total Return B, C, D	6.82%	10.51%	.29%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	.38% A	1.82%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,100	$ 32,476	$ 2,655
Portfolio turnover rate F	13% A	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.16	.09
Net realized and unrealized gain (loss)	.69	.82	(.10)
Total from investment operations	.70	.98	(.01)
Distributions from net investment income	-	(.11)	(.09)
Distributions from net realized gain	(.12)	(.07)	(.15)
Total distributions	(.12)	(.18)	(.24)
Net asset value, end of period	$ 11.13	$ 10.55	$ 9.75
Total Return B, C, D	6.68%	10.24%	.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	.13% A	1.57%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,052	$ 7,239	$ 1,444
Portfolio turnover rate F	13% A	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.10	.05
Net realized and unrealized gain (loss)	.69	.83	(.10)
Total from investment operations	.67	.93	(.05)
Distributions from net investment income	-	(.03)	(.06)
Distributions from net realized gain	(.11)	(.07)	(.15)
Total distributions	(.11)	(.10)	(.21)
Net asset value, end of period	$ 11.13	$ 10.57	$ 9.74
Total Return B, C, D	6.37%	9.69%	(.27)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.37)% A	1.07%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,618	$ 1,094	$ 1,127
Portfolio turnover rate F	13% A	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.21	.13
Net realized and unrealized gain (loss)	.70	.83	(.11)
Total from investment operations	.73	1.04	.02
Distributions from net investment income	(.01)	(.14)	(.12)
Distributions from net realized gain	(.12)	(.07)	(.15)
Total distributions	(.13)	(.21)	(.26) I
Net asset value, end of period	$ 11.19	$ 10.59	$ 9.76
Total Return B, C	6.95%	10.84%	.51%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.63% A	2.07%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,895	$ 18,438	$ 2,503
Portfolio turnover rate E	13% A	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 294,108,393	$ 19,405,694	$ (2,678,535)	$ 16,727,159
Advisor Freedom 2005	284,879,491	23,327,082	(3,953,641)	19,373,441
Advisor Freedom 2010	827,515,446	83,461,728	(16,196,557)	67,265,171
Advisor Freedom 2015	1,768,253,280	204,666,668	(34,818,110)	169,848,558
Advisor Freedom 2020	3,059,911,210	353,825,063	(70,880,463)	282,944,600
Advisor Freedom 2025	2,794,264,137	374,719,797	(69,558,209)	305,161,588
Advisor Freedom 2030	2,786,800,422	386,473,252	(73,820,534)	312,652,718
Advisor Freedom 2035	1,995,139,418	308,610,580	(52,513,329)	256,097,251
Advisor Freedom 2040	1,934,372,975	291,671,576	(51,828,479)	239,843,097
Advisor Freedom 2045	898,386,871	156,515,047	(22,099,067)	134,415,980
Advisor Freedom 2050	658,024,319	118,673,991	(16,719,241)	101,954,750
Advisor Freedom 2055	99,058,124	8,795,762	(1,171,228)	7,624,534

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	17,499,029	34,424,206
Advisor Freedom 2005	35,398,361	45,493,057
Advisor Freedom 2010	80,416,475	115,958,349
Advisor Freedom 2015	147,146,767	219,196,888
Advisor Freedom 2020	314,554,183	349,287,391
Advisor Freedom 2025	356,971,769	287,939,954
Advisor Freedom 2030	316,113,834	298,130,356
Advisor Freedom 2035	270,375,196	218,186,631
Advisor Freedom 2040	242,264,305	201,929,670
Advisor Freedom 2045	160,410,511	90,255,700
Advisor Freedom 2050	118,472,191	65,852,028
Advisor Freedom 2055	47,678,333	5,343,470

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 216,524	$ 12,524
Class T	.25%	.25%	131,806	1,087
Class B	.75%	.25%	10,467	8,283
Class C	.75%	.25%	81,124	14,492
			$ 439,921	$ 36,386
Advisor Freedom 2005
Class A	0%	.25%	$ 247,260	$ 27,674
Class T	.25%	.25%	68,814	428
Class B	.75%	.25%	5,771	4,403
Class C	.75%	.25%	43,947	5,077
			$ 365,792	$ 37,582
Advisor Freedom 2010
Class A	0%	.25%	$ 665,071	$ 64,465
Class T	.25%	.25%	323,152	3,787
Class B	.75%	.25%	27,945	21,686
Class C	.75%	.25%	190,607	19,572
			$ 1,206,775	$ 109,510
Advisor Freedom 2015
Class A	0%	.25%	$ 1,454,472	$ 138,328
Class T	.25%	.25%	573,788	6,029
Class B	.75%	.25%	77,935	59,803
Class C	.75%	.25%	362,965	47,663
			$ 2,469,160	$ 251,823
Advisor Freedom 2020
Class A	0%	.25%	$ 2,429,978	$ 226,235
Class T	.25%	.25%	1,113,320	6,968
Class B	.75%	.25%	149,792	115,977
Class C	.75%	.25%	522,943	72,197
			$ 4,216,033	$ 421,377
Advisor Freedom 2025
Class A	0%	.25%	$ 2,297,657	$ 249,262
Class T	.25%	.25%	860,149	4,774
Class B	.75%	.25%	106,170	81,577
Class C	.75%	.25%	390,141	55,067
			$ 3,654,117	$ 390,680
Advisor Freedom 2030
Class A	0%	.25%	$ 2,207,808	$ 198,518
Class T	.25%	.25%	1,018,155	5,524
Class B	.75%	.25%	125,988	97,264
Class C	.75%	.25%	387,123	56,474
			$ 3,739,074	$ 357,780
Advisor Freedom 2035
Class A	0%	.25%	$ 1,619,675	$ 167,799
Class T	.25%	.25%	584,460	1,964
Class B	.75%	.25%	84,141	64,741
Class C	.75%	.25%	230,835	33,408
			$ 2,519,111	$ 267,912

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 1,463,895	$ 117,703
Class T	.25%	.25%	758,569	5,558
Class B	.75%	.25%	111,207	85,727
Class C	.75%	.25%	324,272	41,968
			$ 2,657,943	$ 250,956
Advisor Freedom 2045
Class A	0%	.25%	$ 693,746	$ 67,529
Class T	.25%	.25%	260,500	-
Class B	.75%	.25%	18,116	13,922
Class C	.75%	.25%	73,503	15,796
			$ 1,045,865	$ 97,247
Advisor Freedom 2050
Class A	0%	.25%	$ 464,723	$ 29,701
Class T	.25%	.25%	245,277	-
Class B	.75%	.25%	27,647	20,965
Class C	.75%	.25%	87,339	15,106
			$ 824,986	$ 65,772
Advisor Freedom 2055
Class A	0%	.25%	$ 55,966	$ 6,273
Class T	.25%	.25%	24,951	-
Class C	.25%	.25%	6,810	4,709
			$ 87,727	$ 10,982

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 4,581
Class T	1,075
Class B*	2,765
Class C*	822
$ 9,243
Advisor Freedom 2005
Class A	$ 3,225
Class T	519
Class B*	117
Class C*	186
$ 4,047
Advisor Freedom 2010
Class A	$ 6,840
Class T	5,042
Class B*	4,566
Class C*	744
$ 17,192

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 18,390
Class T	9,025
Class B*	3,975
Class C*	2,111
$ 33,501
Advisor Freedom 2020
Class A	$ 41,003
Class T	18,987
Class B*	11,308
Class C*	5,333
$ 76,631
Advisor Freedom 2025
Class A	$ 117,130
Class T	18,750
Class B*	13,311
Class C*	3,649
$ 152,840
Advisor Freedom 2030
Class A	$ 43,321
Class T	18,269
Class B*	7,629
Class C*	5,689
$ 74,908
Advisor Freedom 2035
Class A	$ 33,922
Class T	16,582
Class B*	5,663
Class C*	4,361
$ 60,528
Advisor Freedom 2040
Class A	$ 47,865
Class T	18,233
Class B*	10,573
Class C*	4,285
$ 80,956
Advisor Freedom 2045
Class A	$ 16,649
Class T	8,273
Class B*	2,051
Class C*	2,642
$ 29,615
Advisor Freedom 2050
Class A	$ 15,585
Class T	6,412
Class B*	3,653
Class C*	2,542
$ 28,192
Advisor Freedom 2055
Class A	$ 4,086
Class T	2,767
Class C*	165
$ 7,018

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Growth & Income Fund Institutional Class for securities, including accrued interest, and non-taxable exchanges of those securities for shares of Fidelity Advisor Series Growth & Income Fund, an affiliated investment company managed by FMR. Realized gains and losses on the redemptions of Fidelity Advisor Growth & Income Fund Institutional Class in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Securities, including accrued interest, reallocated	Realized Gain (Loss) on redemption of Fidelity Advisor Growth & Income Fund Institutional Class
Advisor Freedom Income	$ 3,012,344	$ 1,291,049
Advisor Freedom 2005	4,644,447	1,360,371
Advisor Freedom 2010	19,264,933	5,099,845
Advisor Freedom 2015	43,737,590	10,706,802
Advisor Freedom 2020	80,471,120	19,881,084
Advisor Freedom 2025	90,140,248	18,877,601
Advisor Freedom 2030	95,994,672	20,854,941
Advisor Freedom 2035	79,465,839	15,521,613
Advisor Freedom 2040	78,900,348	13,518,567
Advisor Freedom 2045	38,130,440	14,343,043
Advisor Freedom 2050	28,101,181	10,910,824
Advisor Freedom 2055	3,739,435	567,690

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$ 321
Class T	.50%	99
Class B	1.00%	4
Class C	1.00%	30
Institutional Class	.00%	151
Advisor Freedom 2005
Class A	.25%	370
Class T	.50%	53
Class B	1.00%	2
Class C	1.00%	17
Institutional Class	.00%	133
Advisor Freedom 2010
Class A	.25%	983
Class T	.50%	244
Class B	1.00%	9
Class C	1.00%	71
Institutional Class	.00%	391

Semiannual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2015
Class A	.25%	$ 2,150
Class T	.50%	437
Class B	1.00%	27
Class C	1.00%	139
Institutional Class	.00%	903
Advisor Freedom 2020
Class A	.25%	3,562
Class T	.50%	847
Class B	1.00%	52
Class C	1.00%	197
Institutional Class	.00%	1,527
Advisor Freedom 2025
Class A	.25%	3,338
Class T	.50%	646
Class B	1.00%	35
Class C	1.00%	146
Institutional Class	.00%	1,387
Advisor Freedom 2030
Class A	.25%	3,213
Class T	.50%	759
Class B	1.00%	43
Class C	1.00%	146
Institutional Class	.00%	1,441
Advisor Freedom 2035
Class A	.25%	2,353
Class T	.50%	439
Class B	1.00%	29
Class C	1.00%	88
Institutional Class	.00%	1,087
Advisor Freedom 2040
Class A	.25%	2,122
Class T	.50%	554
Class B	1.00%	38
Class C	1.00%	120
Institutional Class	.00%	1,046
Advisor Freedom 2045
Class A	.25%	988
Class T	.50%	193
Class B	1.00%	6
Class C	1.00%	27
Institutional Class	.00%	562
Advisor Freedom 2050
Class A	.25%	664
Class T	.50%	177
Class B	1.00%	9
Class C	1.00%	33
Institutional Class	.00%	421

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2055
Class A	.25%	$ 75
Class T	.50%	17
Class C	1.00%	2
Institutional Class	.00%	45

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom Income
From net investment income
Class A	$ 656,311	$ 1,869,112
Class T	128,512	433,735
Class B	-	9,453
Class C	1,476	61,486
Institutional Class	372,019	900,709
Total	$ 1,158,318	$ 3,274,495
From net realized gain
Class A	$ 1,977,628	$ 2,240,481
Class T	612,330	669,554
Class B	24,775	32,437
Class C	184,052	210,904
Institutional Class	851,104	901,737
Total	$ 3,649,889	$ 4,055,113
Advisor Freedom 2005
From net investment income
Class A	$ 288,226	$ 2,280,196
Class T	25,627	219,973
Class B	-	4,601
Class C	-	31,434
Institutional Class	142,651	820,798
Total	$ 456,504	$ 3,357,002
From net realized gain
Class A	$ 1,237,673	$ 1,208,263
Class T	170,073	146,502
Class B	7,054	8,377
Class C	52,005	47,485
Institutional Class	433,896	369,028
Total	$ 1,900,701	$ 1,779,655

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2010
From net investment income
Class A	$ 774,729	$ 7,248,480
Class T	113,125	1,357,322
Class B	-	35,114
Class C	-	221,866
Institutional Class	414,104	2,901,048
Total	$ 1,301,958	$ 11,763,830
From net realized gain
Class A	$ 5,337,041	$ 3,797,581
Class T	1,275,224	877,542
Class B	57,586	49,505
Class C	369,929	264,617
Institutional Class	1,974,957	1,313,996
Total	$ 9,014,737	$ 6,303,241
Advisor Freedom 2015
From net investment income
Class A	$ 1,692,286	$ 15,443,272
Class T	181,793	2,370,199
Class B	-	95,446
Class C	-	437,291
Institutional Class	977,995	6,470,240
Total	$ 2,852,074	$ 24,816,448
From net realized gain
Class A	$ 19,179,240	$ 8,264,610
Class T	3,708,566	1,548,591
Class B	261,176	133,932
Class C	1,169,651	514,113
Institutional Class	7,673,501	2,975,791
Total	$ 31,992,134	$ 13,437,037
Advisor Freedom 2020
From net investment income
Class A	$ 2,838,484	$ 26,237,034
Class T	366,712	4,698,779
Class B	-	207,668
Class C	-	650,444
Institutional Class	1,610,985	10,832,707
Total	$ 4,816,181	$ 42,626,632
From net realized gain
Class A	$ 37,348,421	$ 12,221,481
Class T	8,334,361	2,642,164
Class B	591,092	229,820
Class C	1,936,305	642,700
Institutional Class	14,916,514	4,363,557
Total	$ 63,126,693	$ 20,099,722

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2025
From net investment income
Class A	$ 2,418,460	$ 24,790,567
Class T	259,209	3,595,303
Class B	-	163,792
Class C	-	561,745
Institutional Class	1,349,155	9,737,534
Total	$ 4,026,824	$ 38,848,941
From net realized gain
Class A	$ 53,211,723	$ 9,143,726
Class T	9,694,413	1,563,144
Class B	637,953	130,245
Class C	2,189,425	386,200
Institutional Class	20,184,567	3,124,129
Total	$ 85,918,081	$ 14,347,444
Advisor Freedom 2030
From net investment income
Class A	$ 2,350,262	$ 24,782,410
Class T	292,762	4,552,485
Class B	-	210,414
Class C	-	585,019
Institutional Class	1,396,421	10,634,898
Total	$ 4,039,445	$ 40,765,226
From net realized gain
Class A	$ 44,132,595	$ 7,915,192
Class T	9,895,307	1,715,030
Class B	642,741	137,323
Class C	1,904,406	342,181
Institutional Class	18,153,440	2,964,978
Total	$ 74,728,489	$ 13,074,704
Advisor Freedom 2035
From net investment income
Class A	$ 1,192,449	$ 16,875,467
Class T	86,655	2,349,822
Class B	-	135,304
Class C	-	332,280
Institutional Class	860,159	7,474,365
Total	$ 2,139,263	$ 27,167,238
From net realized gain
Class A	$ 46,306,621	$ 3,487,770
Class T	8,076,146	574,019
Class B	624,641	55,352
Class C	1,621,494	122,062
Institutional Class	20,041,651	1,344,229
Total	$ 76,670,553	$ 5,583,432

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2040
From net investment income
Class A	$ 1,097,416	$ 15,416,805
Class T	85,902	3,246,224
Class B	-	187,384
Class C	-	477,964
Institutional Class	790,801	7,173,233
Total	$ 1,974,119	$ 26,501,610
From net realized gain
Class A	$ 41,532,752	$ 3,045,286
Class T	10,566,271	769,855
Class B	827,214	73,757
Class C	2,286,483	168,492
Institutional Class	18,527,339	1,229,840
Total	$ 73,740,059	$ 5,287,230
Advisor Freedom 2045
From net investment income
Class A	$ 520,632	$ 6,957,403
Class T	37,622	988,121
Class B	-	27,566
Class C	-	101,775
Institutional Class	420,795	3,609,466
Total	$ 979,049	$ 11,684,331
From net realized gain
Class A	$ 11,089,758	$ 6,744,595
Class T	2,003,353	1,044,959
Class B	71,783	57,582
Class C	280,418	162,607
Institutional Class	5,601,606	2,864,235
Total	$ 19,046,918	$ 10,873,978
Advisor Freedom 2050
From net investment income
Class A	$ 313,112	$ 4,634,192
Class T	36,098	923,527
Class B	-	42,092
Class C	-	123,643
Institutional Class	297,082	2,647,530
Total	$ 646,292	$ 8,370,984
From net realized gain
Class A	$ 7,445,118	$ 1,465,892
Class T	1,931,226	345,032
Class B	108,074	25,867
Class C	328,577	67,326
Institutional Class	4,237,094	711,612
Total	$ 14,050,089	$ 2,615,729

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2055
From net investment income
Class A	$ 21,336	$ 273,976
Class T	777	55,233
Class C	-	2,070
Institutional Class	22,250	141,893
Total	$ 44,363	$ 473,172
From net realized gain
Class A	$ 426,693	$ 68,154
Class T	93,872	17,814
Class C	12,499	6,257
Institutional Class	242,729	37,584
Total	$ 775,793	$ 129,809

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom Income
Class A
Shares sold	2,127,608	5,667,328	$ 23,600,685	$ 62,675,823
Reinvestment of distributions	233,337	368,047	2,598,148	4,049,319
Shares redeemed	(3,275,171)	(5,438,505)	(36,202,478)	(60,152,423)
Net increase (decrease)	(914,226)	596,870	$ (10,003,645)	$ 6,572,719
Class T
Shares sold	949,875	1,752,672	$ 10,523,058	$ 19,341,827
Reinvestment of distributions	65,060	97,192	724,314	1,067,874
Shares redeemed	(1,244,182)	(2,181,141)	(13,735,429)	(24,078,105)
Net increase (decrease)	(229,247)	(331,277)	$ (2,488,057)	$ (3,668,404)
Class B
Shares sold	2,322	13,728	$ 26,023	$ 151,709
Reinvestment of distributions	1,998	3,419	22,258	37,528
Shares redeemed	(30,737)	(75,727)	(340,211)	(836,079)
Net increase (decrease)	(26,417)	(58,580)	$ (291,930)	$ (646,842)
Class C
Shares sold	125,978	326,072	$ 1,395,075	$ 3,593,856
Reinvestment of distributions	13,707	19,976	152,687	219,246
Shares redeemed	(222,037)	(428,327)	(2,451,845)	(4,730,145)
Net increase (decrease)	(82,352)	(82,279)	$ (904,083)	$ (917,043)
Institutional Class
Shares sold	1,503,550	3,768,736	$ 16,650,115	$ 41,751,702
Reinvestment of distributions	109,483	161,577	1,220,655	1,781,582
Shares redeemed	(1,593,395)	(2,467,458)	(17,694,370)	(27,262,092)
Net increase (decrease)	19,638	1,462,855	$ 176,400	$ 16,271,192
Advisor Freedom 2005
Class A
Shares sold	2,439,583	5,950,479	$ 28,962,357	$ 69,001,688
Reinvestment of distributions	125,138	296,966	1,494,144	3,414,979
Shares redeemed	(3,432,513)	(6,013,562)	(40,833,056)	(69,615,909)
Net increase (decrease)	(867,792)	233,883	$ (10,376,555)	$ 2,800,758

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2005
Class T
Shares sold	763,163	1,289,243	$ 9,063,185	$ 14,935,857
Reinvestment of distributions	16,130	30,601	192,591	352,432
Shares redeemed	(662,766)	(1,066,736)	(7,860,505)	(12,303,077)
Net increase (decrease)	116,527	253,108	$ 1,395,271	$ 2,985,212
Class B
Shares sold	7,317	652	$ 86,101	$ 7,549
Reinvestment of distributions	573	1,083	6,870	12,534
Shares redeemed	(11,742)	(41,276)	(138,505)	(481,200)
Net increase (decrease)	(3,852)	(39,541)	$ (45,534)	$ (461,117)
Class C
Shares sold	100,114	173,944	$ 1,182,757	$ 2,021,586
Reinvestment of distributions	3,910	6,077	46,649	70,003
Shares redeemed	(36,446)	(201,333)	(432,960)	(2,316,273)
Net increase (decrease)	67,578	(21,312)	$ 796,446	$ (224,684)
Institutional Class
Shares sold	1,517,703	3,014,914	$ 18,148,736	$ 35,073,813
Reinvestment of distributions	47,781	102,306	573,852	1,182,672
Shares redeemed	(1,642,132)	(1,314,929)	(19,629,453)	(15,314,119)
Net increase (decrease)	(76,648)	1,802,291	$ (906,865)	$ 20,942,366
Advisor Freedom 2010
Class A
Shares sold	5,251,004	12,708,869	$ 65,509,212	$ 153,017,064
Reinvestment of distributions	482,691	915,288	6,052,943	10,935,441
Shares redeemed	(8,212,668)	(16,811,351)	(102,673,254)	(202,005,316)
Net increase (decrease)	(2,478,973)	(3,187,194)	$ (31,111,099)	$ (38,052,811)
Class T
Shares sold	1,988,555	3,712,396	$ 24,769,437	$ 44,524,286
Reinvestment of distributions	109,343	183,018	1,367,885	2,182,056
Shares redeemed	(2,151,946)	(4,809,687)	(26,775,213)	(57,632,993)
Net increase (decrease)	(54,048)	(914,273)	$ (637,891)	$ (10,926,651)
Class B
Shares sold	2,091	9,563	$ 26,054	$ 115,968
Reinvestment of distributions	4,319	6,587	54,166	78,910
Shares redeemed	(134,739)	(268,639)	(1,681,733)	(3,216,272)
Net increase (decrease)	(128,329)	(252,489)	$ (1,601,513)	$ (3,021,394)
Class C
Shares sold	242,554	499,095	$ 3,007,095	$ 5,991,309
Reinvestment of distributions	27,051	36,663	336,513	435,812
Shares redeemed	(414,658)	(681,672)	(5,132,115)	(8,150,135)
Net increase (decrease)	(145,053)	(145,914)	$ (1,788,507)	$ (1,723,014)
Institutional Class
Shares sold	3,673,331	7,292,808	$ 46,090,376	$ 88,270,797
Reinvestment of distributions	189,747	351,077	2,387,014	4,208,551
Shares redeemed	(3,434,320)	(5,034,949)	(43,073,302)	(60,844,334)
Net increase (decrease)	428,758	2,608,936	$ 5,404,088	$ 31,635,014
Advisor Freedom 2015
Class A
Shares sold	11,822,758	28,506,295	$ 146,918,566	$ 342,099,746
Reinvestment of distributions	1,656,125	1,974,621	20,668,444	23,498,680
Shares redeemed	(17,748,439)	(28,730,020)	(220,413,154)	(344,939,129)
Net increase (decrease)	(4,269,556)	1,750,896	$ (52,826,144)	$ 20,659,297

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2015
Class T
Shares sold	3,671,924	7,048,273	$ 45,534,032	$ 84,377,992
Reinvestment of distributions	304,740	321,618	3,800,102	3,825,959
Shares redeemed	(3,781,181)	(7,173,479)	(46,927,498)	(85,670,361)
Net increase (decrease)	195,483	196,412	$ 2,406,636	$ 2,533,590
Class B
Shares sold	11,654	18,918	$ 143,580	$ 230,299
Reinvestment of distributions	19,480	17,784	242,911	211,983
Shares redeemed	(285,193)	(631,455)	(3,531,583)	(7,538,504)
Net increase (decrease)	(254,059)	(594,753)	$ (3,145,092)	$ (7,096,222)
Class C
Shares sold	622,383	1,112,764	$ 7,659,257	$ 13,243,553
Reinvestment of distributions	87,547	73,853	1,086,460	876,636
Shares redeemed	(707,866)	(1,330,728)	(8,744,282)	(15,851,708)
Net increase (decrease)	2,064	(144,111)	$ 1,435	$ (1,731,519)
Institutional Class
Shares sold	7,840,567	16,268,843	$ 98,081,157	$ 196,562,251
Reinvestment of distributions	684,252	782,959	8,601,045	9,370,557
Shares redeemed	(8,040,817)	(8,997,016)	(100,382,528)	(108,722,993)
Net increase (decrease)	484,002	8,054,786	$ 6,299,674	$ 97,209,815
Advisor Freedom 2020
Class A
Shares sold	19,365,269	44,416,958	$ 251,542,064	$ 555,194,594
Reinvestment of distributions	3,062,857	3,073,389	39,817,141	38,099,250
Shares redeemed	(25,715,135)	(39,485,922)	(333,808,007)	(494,297,897)
Net increase (decrease)	(3,287,009)	8,004,425	$ (42,448,802)	$ 98,995,947
Class T
Shares sold	6,517,644	12,011,989	$ 84,591,367	$ 150,203,034
Reinvestment of distributions	657,577	579,475	8,548,496	7,192,079
Shares redeemed	(5,429,437)	(10,936,020)	(70,538,381)	(136,699,168)
Net increase (decrease)	1,745,784	1,655,444	$ 22,601,482	$ 20,695,945
Class B
Shares sold	14,441	23,018	$ 188,912	$ 283,038
Reinvestment of distributions	42,098	32,154	547,279	399,675
Shares redeemed	(477,343)	(1,019,496)	(6,189,594)	(12,664,560)
Net increase (decrease)	(420,804)	(964,324)	$ (5,453,403)	$ (11,981,847)
Class C
Shares sold	1,017,435	1,650,086	$ 13,118,586	$ 20,539,871
Reinvestment of distributions	137,912	95,759	1,783,201	1,184,544
Shares redeemed	(909,018)	(1,789,596)	(11,734,033)	(22,192,952)
Net increase (decrease)	246,329	(43,751)	$ 3,167,754	$ (468,537)
Institutional Class
Shares sold	11,553,007	25,904,119	$ 151,075,685	$ 326,561,698
Reinvestment of distributions	1,261,074	1,214,162	16,494,851	15,144,940
Shares redeemed	(9,962,598)	(12,665,795)	(130,221,898)	(158,809,529)
Net increase (decrease)	2,851,483	14,452,486	$ 37,348,638	$ 182,897,109
Advisor Freedom 2025
Class A
Shares sold	21,484,719	46,832,812	$ 270,536,519	$ 564,656,133
Reinvestment of distributions	4,392,566	2,817,136	55,214,568	33,682,400
Shares redeemed	(23,310,835)	(36,915,729)	(294,143,281)	(445,620,144)
Net increase (decrease)	2,566,450	12,734,219	$ 31,607,806	$ 152,718,389

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2025
Class T
Shares sold	5,861,332	10,475,315	$ 74,105,083	$ 126,787,508
Reinvestment of distributions	776,118	421,842	9,779,081	5,059,334
Shares redeemed	(4,155,999)	(7,029,069)	(52,642,773)	(84,713,362)
Net increase (decrease)	2,481,451	3,868,088	$ 31,241,391	$ 47,133,480
Class B
Shares sold	9,171	33,837	$ 116,540	$ 402,830
Reinvestment of distributions	47,736	22,745	597,652	271,803
Shares redeemed	(329,923)	(700,042)	(4,141,565)	(8,354,336)
Net increase (decrease)	(273,016)	(643,460)	$ (3,427,373)	$ (7,679,703)
Class C
Shares sold	969,953	1,362,294	$ 12,098,122	$ 16,242,141
Reinvestment of distributions	167,133	75,516	2,082,477	897,881
Shares redeemed	(652,554)	(1,133,462)	(8,143,338)	(13,531,664)
Net increase (decrease)	484,532	304,348	$ 6,037,261	$ 3,608,358
Institutional Class
Shares sold	12,239,737	24,213,764	$ 155,528,718	$ 294,374,445
Reinvestment of distributions	1,696,531	1,063,922	21,478,082	12,801,944
Shares redeemed	(7,937,045)	(10,933,983)	(100,783,376)	(132,325,157)
Net increase (decrease)	5,999,223	14,343,703	$ 76,223,424	$ 174,851,232
Advisor Freedom 2030
Class A
Shares sold	17,393,699	41,613,890	$ 231,903,056	$ 525,837,935
Reinvestment of distributions	3,467,908	2,585,181	46,019,142	32,378,742
Shares redeemed	(21,450,374)	(34,146,152)	(285,945,603)	(432,000,548)
Net increase (decrease)	(588,767)	10,052,919	$ (8,023,405)	$ 126,216,129
Class T
Shares sold	5,845,270	11,109,856	$ 77,608,720	$ 139,954,510
Reinvestment of distributions	756,816	492,157	10,020,241	6,152,559
Shares redeemed	(4,783,389)	(9,495,122)	(63,739,773)	(119,272,485)
Net increase (decrease)	1,818,697	2,106,891	$ 23,889,188	$ 26,834,584
Class B
Shares sold	11,434	20,379	$ 152,483	$ 253,313
Reinvestment of distributions	45,593	25,911	602,738	324,148
Shares redeemed	(335,466)	(766,318)	(4,450,354)	(9,575,940)
Net increase (decrease)	(278,439)	(720,028)	$ (3,695,133)	$ (8,998,479)
Class C
Shares sold	824,346	1,523,134	$ 10,881,111	$ 19,092,460
Reinvestment of distributions	136,419	69,617	1,795,277	867,428
Shares redeemed	(681,520)	(1,266,642)	(8,989,275)	(15,862,398)
Net increase (decrease)	279,245	326,109	$ 3,687,113	$ 4,097,490
Institutional Class
Shares sold	11,966,615	22,913,292	$ 160,453,428	$ 291,232,690
Reinvestment of distributions	1,465,805	1,079,513	19,539,185	13,569,835
Shares redeemed	(8,722,395)	(10,947,359)	(116,763,833)	(138,321,010)
Net increase (decrease)	4,710,025	13,045,446	$ 63,228,780	$ 166,481,515
Advisor Freedom 2035
Class A
Shares sold	15,328,725	34,835,056	$ 194,288,373	$ 415,484,819
Reinvestment of distributions	3,756,210	1,706,155	47,102,871	20,199,297
Shares redeemed	(15,983,339)	(27,311,897)	(202,574,328)	(326,166,700)
Net increase (decrease)	3,101,596	9,229,314	$ 38,816,916	$ 109,517,416

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2035
Class T
Shares sold	4,739,387	8,091,085	$ 59,651,621	$ 96,019,491
Reinvestment of distributions	644,594	243,254	8,044,532	2,870,268
Shares redeemed	(3,279,646)	(5,444,520)	(41,406,993)	(64,446,129)
Net increase (decrease)	2,104,335	2,889,819	$ 26,289,160	$ 34,443,630
Class B
Shares sold	8,764	11,260	$ 109,455	$ 131,688
Reinvestment of distributions	48,167	15,412	597,268	181,095
Shares redeemed	(211,235)	(493,168)	(2,643,503)	(5,777,414)
Net increase (decrease)	(154,304)	(466,496)	$ (1,936,780)	$ (5,464,631)
Class C
Shares sold	552,164	873,123	$ 6,879,029	$ 10,285,137
Reinvestment of distributions	125,573	36,956	1,553,338	433,119
Shares redeemed	(300,343)	(766,094)	(3,735,784)	(8,970,033)
Net increase (decrease)	377,394	143,985	$ 4,696,583	$ 1,748,223
Institutional Class
Shares sold	10,067,478	19,774,112	$ 128,261,755	$ 237,955,566
Reinvestment of distributions	1,654,714	738,822	20,849,394	8,780,433
Shares redeemed	(7,689,187)	(8,196,096)	(97,937,852)	(97,924,593)
Net increase (decrease)	4,033,005	12,316,838	$ 51,173,297	$ 148,811,406
Advisor Freedom 2040
Class A
Shares sold	13,741,196	28,004,111	$ 185,910,809	$ 355,673,696
Reinvestment of distributions	3,150,109	1,447,450	42,242,959	18,293,644
Shares redeemed	(14,826,865)	(22,935,436)	(200,786,772)	(292,260,264)
Net increase (decrease)	2,064,440	6,516,125	$ 27,366,996	$ 81,707,076
Class T
Shares sold	4,175,854	7,602,047	$ 56,395,548	$ 96,328,995
Reinvestment of distributions	784,260	312,761	10,493,403	3,950,120
Shares redeemed	(3,805,344)	(7,559,551)	(51,611,587)	(95,678,684)
Net increase (decrease)	1,154,770	355,257	$ 15,277,364	$ 4,600,431
Class B
Shares sold	4,871	6,103	$ 64,725	$ 76,395
Reinvestment of distributions	58,893	19,509	782,097	245,030
Shares redeemed	(365,831)	(739,626)	(4,898,361)	(9,293,767)
Net increase (decrease)	(302,067)	(714,014)	$ (4,051,539)	$ (8,972,342)
Class C
Shares sold	545,553	962,998	$ 7,278,488	$ 12,120,904
Reinvestment of distributions	164,891	49,059	2,183,158	614,213
Shares redeemed	(483,247)	(901,869)	(6,448,192)	(11,261,526)
Net increase (decrease)	227,197	110,188	$ 3,013,454	$ 1,473,591
Institutional Class
Shares sold	8,924,237	16,906,391	$ 121,584,786	$ 216,610,718
Reinvestment of distributions	1,433,492	660,482	19,309,134	8,377,157
Shares redeemed	(5,698,086)	(8,263,973)	(77,598,363)	(105,030,652)
Net increase (decrease)	4,659,643	9,302,900	$ 63,295,557	$ 119,957,223
Advisor Freedom 2045
Class A
Shares sold	10,763,007	22,348,428	$ 113,785,892	$ 218,037,471
Reinvestment of distributions	1,092,315	1,428,096	11,534,852	13,620,503
Shares redeemed	(9,597,942)	(14,594,828)	(101,338,137)	(143,000,136)
Net increase (decrease)	2,257,380	9,181,696	$ 23,982,607	$ 88,657,838

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2045
Class T
Shares sold	3,064,460	5,253,099	$ 32,252,012	$ 51,047,511
Reinvestment of distributions	193,728	213,016	2,038,018	2,024,121
Shares redeemed	(1,838,186)	(2,939,816)	(19,421,996)	(28,557,658)
Net increase (decrease)	1,420,002	2,526,299	$ 14,868,034	$ 24,513,974
Class B
Shares sold	1,176	3,515	$ 12,449	$ 31,735
Reinvestment of distributions	6,637	8,787	69,693	82,887
Shares redeemed	(29,473)	(49,903)	(310,467)	(482,094)
Net increase (decrease)	(21,660)	(37,601)	$ (228,325)	$ (367,472)
Class C
Shares sold	317,072	518,274	$ 3,304,370	$ 5,021,009
Reinvestment of distributions	26,496	27,552	277,147	259,896
Shares redeemed	(161,198)	(272,934)	(1,686,237)	(2,637,588)
Net increase (decrease)	182,370	272,892	$ 1,895,280	$ 2,643,317
Institutional Class
Shares sold	7,940,334	13,436,841	$ 84,229,192	$ 132,476,916
Reinvestment of distributions	568,004	671,239	6,020,842	6,432,276
Shares redeemed	(4,351,433)	(4,998,582)	(46,122,807)	(48,855,267)
Net increase (decrease)	4,156,905	9,109,498	$ 44,127,227	$ 90,053,925
Advisor Freedom 2050
Class A
Shares sold	7,663,793	15,759,974	$ 80,531,968	$ 152,322,278
Reinvestment of distributions	731,350	630,390	7,671,857	6,034,537
Shares redeemed	(6,616,416)	(11,627,846)	(69,465,373)	(112,817,332)
Net increase (decrease)	1,778,727	4,762,518	$ 18,738,452	$ 45,539,483
Class T
Shares sold	2,482,375	4,570,956	$ 25,952,463	$ 44,088,375
Reinvestment of distributions	187,633	131,758	1,962,644	1,260,447
Shares redeemed	(1,711,782)	(2,827,192)	(18,021,056)	(27,249,174)
Net increase (decrease)	958,226	1,875,522	$ 9,894,051	$ 18,099,648
Class B
Shares sold	5,070	330	$ 51,641	$ 3,096
Reinvestment of distributions	10,041	6,911	104,630	65,663
Shares redeemed	(49,566)	(62,118)	(521,199)	(591,359)
Net increase (decrease)	(34,455)	(54,877)	$ (364,928)	$ (522,600)
Class C
Shares sold	297,249	469,493	$ 3,084,375	$ 4,511,086
Reinvestment of distributions	30,767	19,364	320,597	184,167
Shares redeemed	(149,570)	(316,364)	(1,557,961)	(3,039,772)
Net increase (decrease)	178,446	172,493	$ 1,847,011	$ 1,655,481
Institutional Class
Shares sold	5,989,467	10,323,520	$ 63,235,231	$ 100,853,706
Reinvestment of distributions	430,167	347,891	4,533,950	3,344,639
Shares redeemed	(3,270,141)	(4,410,206)	(34,548,529)	(42,706,449)
Net increase (decrease)	3,149,493	6,261,205	$ 33,220,652	$ 61,491,896
Advisor Freedom 2055
Class A
Shares sold	2,996,089	3,664,304	$ 32,343,544	$ 36,168,205
Reinvestment of distributions	41,392	35,066	446,206	341,179
Shares redeemed	(992,247)	(897,204)	(10,716,396)	(8,919,848)
Net increase (decrease)	2,045,234	2,802,166	$ 22,073,354	$ 27,589,536

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2055
Class T
Shares sold	641,407	865,233	$ 6,913,222	$ 8,537,245
Reinvestment of distributions	8,794	7,527	94,622	73,047
Shares redeemed	(163,614)	(334,621)	(1,769,492)	(3,311,442)
Net increase (decrease)	486,587	538,139	$ 5,238,352	$ 5,298,850
Class C
Shares sold	54,977	90,384	$ 592,325	$ 903,238
Reinvestment of distributions	1,158	877	12,499	8,307
Shares redeemed	(14,273)	(103,499)	(154,667)	(1,002,740)
Net increase (decrease)	41,862	(12,238)	$ 450,157	$ (91,195)
Institutional Class
Shares sold	1,761,121	1,958,189	$ 19,049,037	$ 19,433,573
Reinvestment of distributions	24,535	18,452	264,980	179,477
Shares redeemed	(407,823)	(491,376)	(4,409,419)	(4,844,931)
Net increase (decrease)	1,377,833	1,485,265	$ 14,904,598	$ 14,768,119

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	14%	16%	17%	14%	14%
Fidelity Advisor Series Growth & Income Fund	14%	16%	17%	14%	14%
Fidelity Advisor Series Opportunistic Insights Fund	14%	16%	17%	14%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	14%	16%	17%	14%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Equity Growth Fund	30%
Fidelity Advisor Short Fixed-Income Fund	32%
Fidelity Advisor Large Cap Fund	50%
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity affiliates under the Advisory Contract and the administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Fidelity Advisor Freedom 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Semiannual Report

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Semiannual Report

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2055 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of each fund, with limited exceptions.

For each fund except Advisor Freedom 2055, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2012 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2012.

Semiannual Report

The Board noted that the total expense ratio of each of Class A, Class C and Institutional Class of Advisor Freedom 2055 Fund ranked below its competitive median for 2012 and the total expense ratio of Class T of Advisor Freedom 2055 Fund ranked equal to its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFF-USAN-1113
1.792158.110

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 - Institutional Class

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,005.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,003.70	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,001.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,002.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,007.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,017.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,016.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,013.50	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,014.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,019.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,026.70	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,023.30	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.50	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,028.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,029.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,027.00	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,025.00	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,024.30	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,029.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,033.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,031.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,029.00	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.20	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,033.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,044.90	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,043.40	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,040.80	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,040.20	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,046.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,049.10	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,047.90	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,045.10	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,059.30	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,058.20	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,056.00	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,056.10	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,061.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,061.30	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,060.00	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,057.30	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.50	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,063.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,064.10	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,061.80	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,060.00	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,060.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense RatioB	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,064.50	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,063.20	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,061.10	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,060.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,068.20	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,066.80	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,063.70	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,069.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	1.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.9	1.8
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	0.9
Fidelity Advisor Large Cap Fund Institutional Class	0.9	1.0
Fidelity Advisor Series Equity-Income Fund	1.3	1.3
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	1.3	0.3
Fidelity Advisor Series Opportunistic Insights Fund	1.0	0.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1.3	1.3
Fidelity Advisor Small Cap Fund Institutional Class	0.7	0.7
Fidelity Series 100 Index Fund	0.3	0.3
Fidelity Series All-Sector Equity Fund	2.3	2.3
Fidelity Series Large Cap Value Fund	1.2	1.3
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	13.2	13.1
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	2.1	2.0
	4.5	4.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.9	4.9
Fidelity Series Real Estate Income Fund	0.4	0.4
	6.9	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.1	11.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.6	21.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	17.8	17.9
Fidelity Institutional Money Market Portfolio Institutional Class	21.8	21.7
	39.6	39.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.2%
Developed International Equity Funds	4.5%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.1%
Investment Grade Bond Funds	21.6%
Short-Term Funds	39.6%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.6%

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)(c)	741,639	$ 5,940,526
Domestic Equity Funds - 13.2%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	70,803	5,825,653
Fidelity Advisor Large Cap Fund Institutional Class (c)	110,055	2,960,481
Fidelity Advisor Series Equity-Income Fund (c)	336,270	3,964,623
Fidelity Advisor Series Growth & Income Fund (c)	325,336	3,920,301
Fidelity Advisor Series Opportunistic Insights Fund (c)	236,712	3,048,849
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	324,571	3,950,034
Fidelity Advisor Small Cap Fund Institutional Class (c)	75,552	2,302,840
Fidelity Series 100 Index Fund (c)	80,993	897,405
Fidelity Series All-Sector Equity Fund (c)	506,022	7,165,278
Fidelity Series Large Cap Value Fund (c)	301,744	3,811,027
Fidelity Series Real Estate Equity Fund (c)	48,336	578,104
Fidelity Series Small Cap Opportunities Fund (c)	207,220	2,658,627
TOTAL DOMESTIC EQUITY FUNDS		41,083,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,823,436)		47,023,748
International Equity Funds - 5.7%

Developed International Equity Funds - 4.5%
Fidelity Series International Growth Fund (c)	454,762	6,171,116
Fidelity Series International Small Cap Fund (c)	85,290	1,304,078
Fidelity Series International Value Fund (c)	584,849	6,287,130
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		13,762,324
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund (c)	226,634	3,793,857
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,122,954)		17,556,181
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	145,404	$ 1,471,488
Fidelity Series Floating Rate High Income Fund (c)	335,064	3,544,975
Fidelity Series High Income Fund (c)	1,485,598	15,271,952
Fidelity Series Real Estate Income Fund (c)	100,983	1,108,788
TOTAL HIGH YIELD BOND FUNDS		21,397,203
Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund (c)	3,168,479	34,377,994
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund (c)	6,013,328	67,289,141
TOTAL BOND FUNDS (Cost $120,138,040)		123,064,338
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	5,945,688	55,473,267
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	67,718,018	67,718,018
TOTAL SHORT-TERM FUNDS (Cost $122,553,620)		123,191,285
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $293,638,050)		310,835,552
NET OTHER ASSETS (LIABILITIES) - 0.0%		(73,546)
NET ASSETS - 100%		$ 310,762,006
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 5,710,077	$ 118,360	$ 858,887	$ -	$ 5,825,653
Fidelity Advisor Growth & Income Fund Institutional Class	3,030,254	42,439	3,331,738	-	-
Fidelity Advisor Large Cap Fund Institutional Class	3,065,549	48,805	537,567	-	2,960,481
Fidelity Advisor Series Equity-Income Fund	4,217,999	170,724	670,150	41,571	3,964,623
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	944,641	3,083,231	232,302	-	3,920,301
Fidelity Advisor Series Opportunistic Insights Fund	2,977,939	60,814	460,483	-	3,048,849
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,236,726	85,094	728,403	-	3,950,034
Fidelity Advisor Short Fixed-Income Fund Institutional Class	58,469,712	2,254,377	5,055,895	223,001	55,473,267
Fidelity Advisor Small Cap Fund Institutional Class	2,340,665	46,842	369,935	-	2,302,840
Fidelity Institutional Money Market Portfolio Institutional Class	71,120,992	2,860,589	6,263,565	40,374	67,718,018
Fidelity Series 100 Index Fund	930,494	19,605	118,927	-	897,405
Fidelity Series All-Sector Equity Fund	7,623,707	122,971	1,311,208	-	7,165,278
Fidelity Series Commodity Strategy Fund	6,348,249	615,845	523,241	-	5,940,526
Fidelity Series Emerging Markets Debt Fund	1,617,547	80,041	112,313	40,897	1,471,488
Fidelity Series Emerging Markets Fund	3,933,471	197,145	336,476	-	3,793,857
Fidelity Series Floating Rate High Income Fund	3,606,153	190,394	234,742	78,660	3,544,975
Fidelity Series High Income Fund	16,077,152	906,450	1,363,182	412,612	15,271,952
Fidelity Series Inflation-Protected Bond Index Fund	37,364,057	1,739,988	2,950,101	-	34,377,994
Fidelity Series International Growth Fund	6,557,246	155,636	967,693	-	6,171,116
Fidelity Series International Small Cap Fund	1,343,743	27,961	205,647	-	1,304,078
Fidelity Series International Value Fund	6,535,805	138,721	952,290	-	6,287,130
Fidelity Series Investment Grade Bond Fund	70,566,759	4,101,698	5,266,273	720,328	67,289,141
Fidelity Series Large Cap Value Fund	4,366,121	67,283	978,982	-	3,811,027
Fidelity Series Real Estate Equity Fund	651,607	34,981	59,033	4,034	578,104
Fidelity Series Real Estate Income Fund	1,201,698	80,608	105,144	33,617	1,108,788
Fidelity Series Small Cap Opportunities Fund	2,720,966	248,427	430,029	-	2,658,627
Total	$ 327,559,329	$ 17,499,029	$ 34,424,206	$ 1,595,094	$ 310,835,552
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $293,638,050) - See accompanying schedule		$ 310,835,552
Receivable for investments sold		145,198
Receivable for fund shares sold		692,494
Total assets		311,673,244

Liabilities
Payable for investments purchased	$ 14,598
Payable for fund shares redeemed	826,140
Distribution and service plan fees payable	70,500
Total liabilities		911,238

Net Assets		$ 310,762,006
Net Assets consist of:
Paid in capital		$ 291,457,188
Undistributed net investment income		247,867
Accumulated undistributed net realized gain (loss) on investments		1,859,449
Net unrealized appreciation (depreciation) on investments		17,197,502
Net Assets		$ 310,762,006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($165,071,584 ÷ 14,867,864 shares)		$ 11.10

Maximum offering price per share (100/94.25 of $11.10)		$ 11.78
Class T: Net Asset Value and redemption price per share ($50,693,440 ÷ 4,569,668 shares)		$ 11.09

Maximum offering price per share (100/96.50 of $11.09)		$ 11.49
Class B: Net Asset Value and offering price per share ($1,979,421 ÷ 178,568 shares)A		$ 11.08

Class C: Net Asset Value and offering price per share ($15,537,051 ÷ 1,402,622 shares)A		$ 11.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,480,510 ÷ 6,960,731 shares)		$ 11.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,595,094

Expenses
Distribution and service plan fees	$ 439,921
Independent trustees' compensation	605
Total expenses before reductions	440,526
Expense reductions	(605)	439,921
Net investment income (loss)		1,155,173
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,345,155
Capital gain distributions from underlying funds	239,454
Total net realized gain (loss)		2,584,609
Change in net unrealized appreciation (depreciation) on underlying funds		(2,143,775)
Net gain (loss)		440,834
Net increase (decrease) in net assets resulting from operations		$ 1,596,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,155,173	$ 3,306,001
Net realized gain (loss)	2,584,609	6,963,470
Change in net unrealized appreciation (depreciation)	(2,143,775)	3,721,536
Net increase (decrease) in net assets resulting from operations	1,596,007	13,991,007
Distributions to shareholders from net investment income	(1,158,318)	(3,274,495)
Distributions to shareholders from net realized gain	(3,649,889)	(4,055,113)
Total distributions	(4,808,207)	(7,329,608)
Share transactions - net increase (decrease)	(13,511,315)	17,611,622
Total increase (decrease) in net assets	(16,723,515)	24,273,021

Net Assets
Beginning of period	327,485,521	303,212,500
End of period (including undistributed net investment income of $247,867 and undistributed net investment income of $251,012, respectively)	$ 310,762,006	$ 327,485,521

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46
Income from Investment Operations
Net investment income (loss) E	.04	.12	.15	.16	.22	.29
Net realized and unrealized gain (loss)	.02	.37	.21	.57	1.66	(1.60)
Total from investment operations	.06	.49	.36	.73	1.88	(1.31)
Distributions from net investment income	(.04)	(.12)	(.15)	(.16)	(.22)	(.30)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.17)	(.26)	(.23)	(.23)	(.27) H	(.41)
Net asset value, end of period	$ 11.10	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74
Total Return B, C, D	.51%	4.53%	3.34%	7.11%	21.74%	(12.78)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.74% A	1.08%	1.37%	1.48%	2.19%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,072	$ 176,876	$ 166,658	$ 157,695	$ 142,691	$ 93,865
Portfolio turnover rate F	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45
Income from Investment Operations
Net investment income (loss) E	.03	.09	.12	.13	.19	.27
Net realized and unrealized gain (loss)	.01	.38	.20	.57	1.67	(1.61)
Total from investment operations	.04	.47	.32	.70	1.86	(1.34)
Distributions from net investment income	(.03)	(.09)	(.12)	(.13)	(.19)	(.27)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.15) I	(.23)	(.20)	(.20)	(.25) H	(.38)
Net asset value, end of period	$ 11.09	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73
Total Return B, C, D	.37%	4.35%	3.01%	6.85%	21.47%	(13.03)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.49% A	.83%	1.12%	1.23%	1.94%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,693	$ 53,734	$ 56,246	$ 57,404	$ 52,047	$ 42,675
Portfolio turnover rate F	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.125 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44
Income from Investment Operations
Net investment income (loss) E	- H	.04	.07	.08	.14	.22
Net realized and unrealized gain (loss)	.02	.37	.19	.58	1.67	(1.60)
Total from investment operations	.02	.41	.26	.66	1.81	(1.38)
Distributions from net investment income	-	(.04)	(.07)	(.08)	(.14)	(.23)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.13)	(.18)	(.14) J	(.15)	(.20) I	(.34)
Net asset value, end of period	$ 11.08	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Total Return B, C, D	.13%	3.80%	2.47%	6.39%	20.86%	(13.48)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.01)% A	.33%	.62%	.73%	1.44%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,979	$ 2,294	$ 2,889	$ 3,938	$ 5,319	$ 4,282
Portfolio turnover rate F	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43
Income from Investment Operations
Net investment income (loss) E	- H	.04	.07	.08	.14	.22
Net realized and unrealized gain (loss)	.03	.36	.20	.58	1.67	(1.60)
Total from investment operations	.03	.40	.27	.66	1.81	(1.38)
Distributions from net investment income	-	(.04)	(.07)	(.08)	(.14)	(.22)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.13)	(.18)	(.15)	(.15)	(.20) I	(.33)
Net asset value, end of period	$ 11.08	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Total Return B, C, D	.23%	3.70%	2.50%	6.42%	20.83%	(13.41)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.01)% A	.33%	.62%	.73%	1.44%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,537	$ 16,606	$ 17,170	$ 16,581	$ 14,697	$ 11,362
Portfolio turnover rate F	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48
Income from Investment Operations
Net investment income (loss) D	.06	.15	.18	.18	.24	.31
Net realized and unrealized gain (loss)	.02	.37	.20	.57	1.68	(1.61)
Total from investment operations	.08	.52	.38	.75	1.92	(1.30)
Distributions from net investment income	(.05)	(.14)	(.17)	(.19)	(.24)	(.32)
Distributions from net realized gain	(.13)	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.18)	(.29) J	(.25)	(.25) I	(.30) H	(.43)
Net asset value, end of period	$ 11.13	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75
Total Return B, C	.71%	4.75%	3.58%	7.36%	22.16%	(12.63)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.99% A	1.33%	1.62%	1.73%	2.44%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,481	$ 77,976	$ 60,248	$ 32,640	$ 18,137	$ 8,461
Portfolio turnover rate E	11% A	17%	24%	35%	31%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.5	3.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.0	3.0
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	1.6
Fidelity Advisor Large Cap Fund Institutional Class	1.5	1.6
Fidelity Advisor Series Equity-Income Fund	2.0	2.1
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	2.0	0.5
Fidelity Advisor Series Opportunistic Insights Fund	1.6	1.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.0	2.2
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.2
Fidelity Series 100 Index Fund	0.5	0.5
Fidelity Series All-Sector Equity Fund	3.8	4.0
Fidelity Series Large Cap Value Fund	2.0	2.3
Fidelity Series Real Estate Equity Fund	0.3	0.4
Fidelity Series Small Cap Opportunities Fund	1.4	1.4
	21.3	22.3
Developed International Equity Funds
Fidelity Series International Growth Fund	3.3	3.4
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.3	3.3
	7.3	7.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	2.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.8	4.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	7.0	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.9	9.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.9	18.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	14.5	13.7
Fidelity Institutional Money Market Portfolio Institutional Class	17.6	16.7
	32.1	30.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.5%
Domestic Equity Funds	21.3%
Developed International Equity Funds	7.3%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	8.9%
Investment Grade Bond Funds	17.9%
Short-Term Funds	32.1%

Six months ago
Commodity Funds	3.7%
Domestic Equity Funds	22.3%
Developed International Equity Funds	7.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	18.1%
Short-Term Funds	30.4%

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.8%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund (a)(c)	1,344,988	$ 10,773,354
Domestic Equity Funds - 21.3%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	111,593	9,181,841
Fidelity Advisor Large Cap Fund Institutional Class (c)	171,061	4,601,541
Fidelity Advisor Series Equity-Income Fund (c)	522,290	6,157,801
Fidelity Advisor Series Growth & Income Fund (c)	510,814	6,155,310
Fidelity Advisor Series Opportunistic Insights Fund (c)	374,976	4,829,697
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	508,020	6,182,598
Fidelity Advisor Small Cap Fund Institutional Class (c)	119,159	3,631,975
Fidelity Series 100 Index Fund (c)	131,556	1,457,645
Fidelity Series All-Sector Equity Fund (c)	803,057	11,371,291
Fidelity Series Large Cap Value Fund (c)	472,281	5,964,912
Fidelity Series Real Estate Equity Fund (c)	82,916	991,674
Fidelity Series Small Cap Opportunities Fund (c)	324,698	4,165,874
TOTAL DOMESTIC EQUITY FUNDS		64,692,159
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,727,786)		75,465,513
International Equity Funds - 9.3%

Developed International Equity Funds - 7.3%
Fidelity Series International Growth Fund (c)	730,880	9,918,037
Fidelity Series International Small Cap Fund (c)	137,612	2,104,091
Fidelity Series International Value Fund (c)	931,320	10,011,694
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		22,033,822
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund (c)	370,175	6,196,731
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,865,686)		28,230,553
Bond Funds - 33.8%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund (c)	179,182	$ 1,813,326
Fidelity Series Floating Rate High Income Fund (c)	324,736	3,435,705
Fidelity Series High Income Fund (c)	1,430,222	14,702,678
Fidelity Series Real Estate Income Fund (c)	124,161	1,363,291
TOTAL HIGH YIELD BOND FUNDS		21,315,000
Inflation-Protected Bond Funds - 8.9%
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,492,121	27,039,508
Investment Grade Bond Funds - 17.9%
Fidelity Series Investment Grade Bond Fund (c)	4,881,794	54,627,275
TOTAL BOND FUNDS (Cost $101,292,286)		102,981,783
Short-Term Funds - 32.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	4,707,741	43,923,221
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	53,651,862	53,651,862
TOTAL SHORT-TERM FUNDS (Cost $97,138,152)		97,575,083
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $284,023,910)		304,252,932
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61,670)
NET ASSETS - 100%		$ 304,191,262
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 9,259,781	$ 520,230	$ 1,974,975	$ -	$ 9,181,841
Fidelity Advisor Growth & Income Fund Institutional Class	4,932,891	199,148	5,560,081	-	-
Fidelity Advisor Large Cap Fund Institutional Class	4,939,271	262,159	1,215,649	-	4,601,541
Fidelity Advisor Series Equity-Income Fund	6,678,206	466,077	1,384,750	65,338	6,157,801
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	1,486,283	4,833,068	361,434	-	6,155,310
Fidelity Advisor Series Opportunistic Insights Fund	4,718,776	269,673	906,801	-	4,829,697
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6,717,864	372,783	1,479,039	-	6,182,598
Fidelity Advisor Short Fixed-Income Fund Institutional Class	42,520,470	5,838,600	4,298,304	167,651	43,923,221
Fidelity Advisor Small Cap Fund Institutional Class	3,791,219	205,813	823,653	-	3,631,975
Fidelity Institutional Money Market Portfolio Institutional Class	51,920,042	6,847,166	5,115,346	30,348	53,651,862
Fidelity Series 100 Index Fund	1,544,268	85,620	284,064	-	1,457,645
Fidelity Series All-Sector Equity Fund	12,345,820	660,442	2,822,961	-	11,371,291
Fidelity Series Commodity Strategy Fund	11,606,286	1,341,967	1,267,033	-	10,773,354
Fidelity Series Emerging Markets Debt Fund	1,922,638	139,672	114,208	48,886	1,813,326
Fidelity Series Emerging Markets Fund	6,352,622	493,091	654,984	-	6,196,731
Fidelity Series Floating Rate High Income Fund	3,388,054	324,393	260,177	74,701	3,435,705
Fidelity Series High Income Fund	14,966,543	1,566,111	1,506,943	386,994	14,702,678
Fidelity Series Inflation-Protected Bond Index Fund	28,253,550	2,855,807	2,728,030	-	27,039,508
Fidelity Series International Growth Fund	10,396,703	650,903	1,821,495	-	9,918,037
Fidelity Series International Small Cap Fund	2,144,791	123,484	388,693	-	2,104,091
Fidelity Series International Value Fund	10,285,665	620,217	1,802,498	-	10,011,694
Fidelity Series Investment Grade Bond Fund	55,981,719	5,609,985	5,298,990	573,611	54,627,275
Fidelity Series Large Cap Value Fund	7,189,173	361,568	2,171,660	-	5,964,912
Fidelity Series Real Estate Equity Fund	1,108,307	103,912	139,979	6,749	991,674
Fidelity Series Real Estate Income Fund	1,458,849	105,288	118,445	40,788	1,363,291
Fidelity Series Small Cap Opportunities Fund	4,413,628	541,184	992,865	1	4,165,874
Total	$ 310,323,419	$ 35,398,361	$ 45,493,057	$ 1,395,067	$ 304,252,932
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $284,023,910) - See accompanying schedule		$ 304,252,932
Cash		9
Receivable for investments sold		272,038
Receivable for fund shares sold		162,830
Receivable from investment adviser for expense reductions		24
Total assets		304,687,833

Liabilities
Payable for investments purchased	$ 3
Payable for fund shares redeemed	435,890
Distribution and service plan fees payable	60,678
Total liabilities		496,571

Net Assets		$ 304,191,262
Net Assets consist of:
Paid in capital		$ 280,417,458
Undistributed net investment income		1,029,486
Accumulated undistributed net realized gain (loss) on investments		2,515,296
Net unrealized appreciation (depreciation) on investments		20,229,022
Net Assets		$ 304,191,262

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($196,039,349 ÷ 16,312,385 shares)		$ 12.02

Maximum offering price per share (100/94.25 of $12.02)		$ 12.75
Class T: Net Asset Value and redemption price per share ($27,842,962 ÷ 2,318,854 shares)		$ 12.01

Maximum offering price per share (100/96.50 of $12.01)		$ 12.45
Class B: Net Asset Value and offering price per share ($1,125,149 ÷ 93,602 shares)A		$ 12.02

Class C: Net Asset Value and offering price per share ($8,990,623 ÷ 751,342 shares)A		$ 11.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,193,179 ÷ 5,802,313 shares)		$ 12.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,395,067

Expenses
Distribution and service plan fees	$ 365,792
Independent trustees' compensation	575
Total expenses before reductions	366,367
Expense reductions	(575)	365,792
Net investment income (loss)		1,029,275
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,290,289
Capital gain distributions from underlying funds	369,083
Total net realized gain (loss)		3,659,372
Change in net unrealized appreciation (depreciation) on underlying funds		733,921
Net gain (loss)		4,393,293
Net increase (decrease) in net assets resulting from operations		$ 5,422,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,029,275	$ 3,323,059
Net realized gain (loss)	3,659,372	12,719,737
Change in net unrealized appreciation (depreciation)	733,921	462,584
Net increase (decrease) in net assets resulting from operations	5,422,568	16,505,380
Distributions to shareholders from net investment income	(456,504)	(3,357,002)
Distributions to shareholders from net realized gain	(1,900,701)	(1,779,655)
Total distributions	(2,357,205)	(5,136,657)
Share transactions - net increase (decrease)	(9,137,237)	26,042,535
Total increase (decrease) in net assets	(6,071,874)	37,411,258

Net Assets
Beginning of period	310,263,136	272,851,878
End of period (including undistributed net investment income of $1,029,486 and undistributed net investment income of $456,715, respectively)	$ 304,191,262	$ 310,263,136

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40
Income from Investment Operations
Net investment income (loss) E	.04	.13	.15	.15	.20	.27
Net realized and unrealized gain (loss)	.17	.53	.13	.97	2.53	(3.06)
Total from investment operations	.21	.66	.28	1.12	2.73	(2.79)
Distributions from net investment income	(.02)	(.13)	(.15)	(.15)	(.19)	(.28)
Distributions from net realized gain	(.07)	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.09)	(.21) H	(.28)	(.24)	(.26)	(.51)
Net asset value, end of period	$ 12.02	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Total Return B, C, D	1.77%	5.79%	2.53%	10.72%	33.91%	(25.09)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.66% A	1.16%	1.37%	1.37%	2.01%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,039	$ 204,418	$ 193,977	$ 177,385	$ 155,482	$ 88,593
Portfolio turnover rate F	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39
Income from Investment Operations
Net investment income (loss) E	.02	.11	.13	.12	.17	.25
Net realized and unrealized gain (loss)	.17	.52	.12	.97	2.54	(3.06)
Total from investment operations	.19	.63	.25	1.09	2.71	(2.81)
Distributions from net investment income	(.01)	(.11)	(.12)	(.12)	(.17)	(.25)
Distributions from net realized gain	(.07)	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.08)	(.18)	(.25)	(.21)	(.24)	(.48)
Net asset value, end of period	$ 12.01	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Total Return B, C, D	1.63%	5.56%	2.25%	10.42%	33.61%	(25.27)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.41% A	.91%	1.12%	1.12%	1.76%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,843	$ 26,201	$ 22,316	$ 21,658	$ 23,113	$ 14,437
Portfolio turnover rate F	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.07	.07	.12	.20
Net realized and unrealized gain (loss)	.17	.52	.12	.97	2.53	(3.06)
Total from investment operations	.16	.57	.19	1.04	2.65	(2.86)
Distributions from net investment income	-	(.04)	(.05)	(.07)	(.11)	(.19)
Distributions from net realized gain	(.07)	(.07)	(.12)	(.09)	(.07)	(.23)
Total distributions	(.07)	(.11)	(.17)	(.15) H	(.18)	(.42)
Net asset value, end of period	$ 12.02	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09
Total Return B, C, D	1.35%	5.00%	1.73%	9.94%	32.90%	(25.69)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.09)% A	.41%	.62%	.62%	1.26%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,125	$ 1,162	$ 1,571	$ 2,338	$ 2,986	$ 2,692
Portfolio turnover rate F	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.07	.07	.12	.20
Net realized and unrealized gain (loss)	.18	.52	.11	.97	2.53	(3.04)
Total from investment operations	.17	.57	.18	1.04	2.65	(2.84)
Distributions from net investment income	-	(.05)	(.07)	(.07)	(.12)	(.19)
Distributions from net realized gain	(.07)	(.07)	(.12)	(.09)	(.07)	(.23)
Total distributions	(.07)	(.12)	(.18) H	(.16)	(.19)	(.42)
Net asset value, end of period	$ 11.97	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08
Total Return B, C, D	1.44%	5.01%	1.66%	9.91%	32.90%	(25.61)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.09)% A	.41%	.62%	.62%	1.26%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,991	$ 8,118	$ 8,053	$ 8,679	$ 9,377	$ 6,761
Portfolio turnover rate F	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46
Income from Investment Operations
Net investment income (loss) D	.05	.16	.18	.18	.22	.29
Net realized and unrealized gain (loss)	.18	.53	.11	.98	2.55	(3.07)
Total from investment operations	.23	.69	.29	1.16	2.77	(2.78)
Distributions from net investment income	(.02)	(.16)	(.18)	(.18)	(.21)	(.31)
Distributions from net realized gain	(.07)	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.10) I	(.23)	(.30) H	(.27)	(.28)	(.54)
Net asset value, end of period	$ 12.10	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14
Total Return B, C	1.90%	6.11%	2.67%	11.02%	34.28%	(24.93)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.91% A	1.41%	1.62%	1.62%	2.26%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,193	$ 70,364	$ 46,935	$ 35,069	$ 18,775	$ 9,313
Portfolio turnover rate E	23% A	23%	28%	41%	35%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

I Total distributions of $.10 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.073 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.0	5.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.3	4.1
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	2.2
Fidelity Advisor Large Cap Fund Institutional Class	2.1	2.2
Fidelity Advisor Series Equity-Income Fund	2.9	3.0
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	2.8	0.7
Fidelity Advisor Series Opportunistic Insights Fund	2.3	2.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.9	3.1
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.7
Fidelity Series 100 Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	5.3	5.4
Fidelity Series Large Cap Value Fund	2.9	3.1
Fidelity Series Real Estate Equity Fund	0.4	0.5
Fidelity Series Small Cap Opportunities Fund	1.9	1.9
	30.2	30.7
Developed International Equity Funds
Fidelity Series International Growth Fund	4.7	4.6
Fidelity Series International Small Cap Fund	1.0	0.9
Fidelity Series International Value Fund	4.7	4.6
	10.4	10.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.8	2.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.2
Fidelity Series High Income Fund	4.7	4.8
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.9	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.7	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.5	21.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	6.1	5.7
Fidelity Institutional Money Market Portfolio Institutional Class	7.4	6.9
	13.5	12.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.0%
Domestic Equity Funds	30.2%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	21.5%
Short-Term Funds	13.5%

Six months ago
Commodity Funds	5.1%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	21.6%
Short-Term Funds	12.6%

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund (a)(c)	5,573,516	$ 44,643,862
Domestic Equity Funds - 30.2%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	467,652	38,478,426
Fidelity Advisor Large Cap Fund Institutional Class (c)	712,340	19,161,946
Fidelity Advisor Series Equity-Income Fund (c)	2,181,560	25,720,596
Fidelity Advisor Series Growth & Income Fund (c)	2,096,321	25,260,674
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,563,236	20,134,485
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,123,696	25,845,376
Fidelity Advisor Small Cap Fund Institutional Class (c)	494,360	15,068,102
Fidelity Series 100 Index Fund (c)	540,380	5,987,406
Fidelity Series All-Sector Equity Fund (c)	3,371,778	47,744,376
Fidelity Series Large Cap Value Fund (c)	2,024,458	25,568,909
Fidelity Series Real Estate Equity Fund (c)	314,406	3,760,301
Fidelity Series Small Cap Opportunities Fund (c)	1,350,232	17,323,470
TOTAL DOMESTIC EQUITY FUNDS		270,054,067
TOTAL DOMESTIC EQUITY FUNDS (Cost $267,917,591)		314,697,929
International Equity Funds - 13.2%

Developed International Equity Funds - 10.4%
Fidelity Series International Growth Fund (c)	3,086,446	41,883,079
Fidelity Series International Small Cap Fund (c)	576,685	8,817,512
Fidelity Series International Value Fund (c)	3,937,144	42,324,302
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		93,024,893
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund (c)	1,495,732	25,038,554
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $99,067,426)		118,063,447
Bond Funds - 38.1%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	521,385	$ 5,276,420
Fidelity Series Floating Rate High Income Fund (c)	942,244	9,968,944
Fidelity Series High Income Fund (c)	4,112,906	42,280,673
Fidelity Series Real Estate Income Fund (c)	391,529	4,298,991
TOTAL HIGH YIELD BOND FUNDS		61,825,028
Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund (c)	8,018,127	86,996,683
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund (c)	17,174,120	192,178,400
TOTAL BOND FUNDS (Cost $338,086,784)		341,000,111
Short-Term Funds - 13.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	5,835,602	54,446,165
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	66,572,965	66,572,965
TOTAL SHORT-TERM FUNDS (Cost $121,044,287)		121,019,130
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $826,116,088)		894,780,617
NET OTHER ASSETS (LIABILITIES) - 0.0%		(201,209)
NET ASSETS - 100%		$ 894,579,408
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 37,256,333	$ 1,069,645	$ 5,498,333	$ -	$ 38,478,426
Fidelity Advisor Growth & Income Fund Institutional Class	19,844,540	464,881	22,020,009	-	-
Fidelity Advisor Large Cap Fund Institutional Class	20,021,126	496,004	3,862,188	-	19,161,946
Fidelity Advisor Series Equity-Income Fund	27,797,031	1,158,986	4,872,682	272,677	25,720,596
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	6,212,935	19,655,337	1,428,702	-	25,260,674
Fidelity Advisor Series Opportunistic Insights Fund	19,617,134	534,880	3,126,848	-	20,134,485
Fidelity Advisor Series Stock Selector Large Cap Value Fund	27,908,639	740,995	5,163,865	-	25,845,376
Fidelity Advisor Short Fixed-Income Fund Institutional Class	51,871,108	6,686,125	3,937,886	208,614	54,446,165
Fidelity Advisor Small Cap Fund Institutional Class	15,266,503	409,392	2,477,477	-	15,068,102
Fidelity Institutional Money Market Portfolio Institutional Class	63,172,497	8,160,937	4,760,470	37,651	66,572,965
Fidelity Series 100 Index Fund	6,173,658	174,442	806,427	-	5,987,406
Fidelity Series All-Sector Equity Fund	49,620,547	1,272,691	7,968,517	-	47,744,376
Fidelity Series Commodity Strategy Fund	46,125,134	6,013,867	3,812,615	-	44,643,862
Fidelity Series Emerging Markets Debt Fund	5,750,850	301,058	372,292	145,619	5,276,420
Fidelity Series Emerging Markets Fund	25,236,844	1,735,499	1,988,878	-	25,038,554
Fidelity Series Floating Rate High Income Fund	10,542,272	417,793	942,443	224,530	9,968,944
Fidelity Series High Income Fund	43,273,952	3,224,784	3,269,482	1,125,923	42,280,673
Fidelity Series Inflation-Protected Bond Index Fund	91,127,240	6,732,113	6,507,221	-	86,996,683
Fidelity Series International Growth Fund	42,059,080	1,324,381	4,398,646	-	41,883,079
Fidelity Series International Small Cap Fund	8,602,872	256,515	975,192	-	8,817,512
Fidelity Series International Value Fund	41,792,652	1,281,742	4,541,962	-	42,324,302
Fidelity Series Investment Grade Bond Fund	196,591,693	15,243,128	13,747,156	2,030,291	192,178,400
Fidelity Series Large Cap Value Fund	28,205,834	684,123	5,633,383	-	25,568,909
Fidelity Series Real Estate Equity Fund	4,145,322	350,051	405,881	26,290	3,760,301
Fidelity Series Real Estate Income Fund	4,736,681	283,811	455,636	131,328	4,298,991
Fidelity Series Small Cap Opportunities Fund	17,772,438	1,743,295	2,984,158	-	17,323,470
Total	$ 910,724,915	$ 80,416,475	$ 115,958,349	$ 4,202,923	$ 894,780,617
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $826,116,088) - See accompanying schedule		$ 894,780,617
Receivable for investments sold		2,190,777
Receivable for fund shares sold		632,372
Total assets		897,603,766

Liabilities
Payable for investments purchased	$ 5,701
Payable for fund shares redeemed	2,821,639
Distribution and service plan fees payable	197,018
Total liabilities		3,024,358

Net Assets		$ 894,579,408
Net Assets consist of:
Paid in capital		$ 813,147,659
Undistributed net investment income		2,992,871
Accumulated undistributed net realized gain (loss) on investments		9,774,349
Net unrealized appreciation (depreciation) on investments		68,664,529
Net Assets		$ 894,579,408

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,975,989 ÷ 40,809,065 shares)		$ 12.69

Maximum offering price per share (100/94.25 of $12.69)		$ 13.46
Class T: Net Asset Value and redemption price per share ($128,567,651 ÷ 10,165,355 shares)		$ 12.65

Maximum offering price per share (100/96.50 of $12.65)		$ 13.11
Class B: Net Asset Value and offering price per share ($4,938,035 ÷ 390,119 shares)A		$ 12.66

Class C: Net Asset Value and offering price per share ($37,261,684 ÷ 2,966,690 shares)A		$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($205,836,049 ÷ 16,139,593 shares)		$ 12.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,202,923

Expenses
Distribution and service plan fees	$ 1,206,775
Independent trustees' compensation	1,698
Total expenses before reductions	1,208,473
Expense reductions	(1,698)	1,206,775
Net investment income (loss)		2,996,148
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,242,811
Capital gain distributions from underlying funds	1,516,761
Total net realized gain (loss)		11,759,572
Change in net unrealized appreciation (depreciation) on underlying funds		9,354,765
Net gain (loss)		21,114,337
Net increase (decrease) in net assets resulting from operations		$ 24,110,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,996,148	$ 11,478,269
Net realized gain (loss)	11,759,572	54,501,265
Change in net unrealized appreciation (depreciation)	9,354,765	(4,153,489)
Net increase (decrease) in net assets resulting from operations	24,110,485	61,826,045
Distributions to shareholders from net investment income	(1,301,958)	(11,763,830)
Distributions to shareholders from net realized gain	(9,014,737)	(6,303,241)
Total distributions	(10,316,695)	(18,067,071)
Share transactions - net increase (decrease)	(29,734,922)	(22,088,856)
Total increase (decrease) in net assets	(15,941,132)	21,670,118

Net Assets
Beginning of period	910,520,540	888,850,422
End of period (including undistributed net investment income of $2,992,871 and undistributed net investment income of $1,298,681, respectively)	$ 894,579,408	$ 910,520,540

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78
Income from Investment Operations
Net investment income (loss) E	.04	.16	.17	.15	.21	.27
Net realized and unrealized gain (loss)	.29	.70	.12	1.17	2.76	(3.28)
Total from investment operations	.33	.86	.29	1.32	2.97	(3.01)
Distributions from net investment income	(.02)	(.16)	(.17)	(.17)	(.21)	(.28)
Distributions from net realized gain	(.12)	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.14)	(.25)	(.32) I	(.27)	(.29) H	(.58)
Net asset value, end of period	$ 12.69	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19
Total Return B, C, D	2.67%	7.33%	2.63%	12.27%	36.51%	(26.36)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.68% A	1.33%	1.48%	1.38%	2.04%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 517,976	$ 540,980	$ 552,770	$ 536,999	$ 478,025	$ 339,203
Portfolio turnover rate F	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74
Income from Investment Operations
Net investment income (loss) E	.03	.13	.14	.13	.18	.25
Net realized and unrealized gain (loss)	.30	.69	.13	1.15	2.76	(3.28)
Total from investment operations	.33	.82	.27	1.28	2.94	(3.03)
Distributions from net investment income	(.01)	(.13)	(.14)	(.13)	(.19)	(.25)
Distributions from net realized gain	(.12)	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.14) J	(.22)	(.29) I	(.23)	(.27) H	(.55)
Net asset value, end of period	$ 12.65	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16
Total Return B, C, D	2.62%	6.98%	2.43%	11.95%	36.19%	(26.57)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.43% A	1.08%	1.23%	1.13%	1.79%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,568	$ 127,353	$ 132,044	$ 152,126	$ 204,059	$ 163,842
Portfolio turnover rate F	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

I Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.124 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70
Income from Investment Operations
Net investment income (loss) E	- H	.07	.08	.07	.13	.20
Net realized and unrealized gain (loss)	.29	.70	.13	1.15	2.76	(3.26)
Total from investment operations	.29	.77	.21	1.22	2.89	(3.06)
Distributions from net investment income	-	(.06)	(.07)	(.07)	(.13)	(.19)
Distributions from net realized gain	(.12)	(.09)	(.15)	(.10)	(.08)	(.30)
Total distributions	(.12)	(.15)	(.21) J	(.17)	(.22) I	(.49)
Net asset value, end of period	$ 12.66	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15
Total Return B, C, D	2.33%	6.51%	1.90%	11.37%	35.54%	(26.92)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.07)% A	.58%	.73%	.63%	1.29%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,938	$ 6,474	$ 9,154	$ 15,842	$ 22,468	$ 19,950
Portfolio turnover rate F	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67
Income from Investment Operations
Net investment income (loss)	- H	.07	.08	.07	.13	.20
Net realized and unrealized gain (loss)	.29	.69	.13	1.14	2.74	(3.25)
Total from investment operations	.29	.76	.21	1.21	2.87	(3.05)
Distributions from net investment income	-	(.07)	(.08)	(.08)	(.14)	(.19)
Distributions from net realized gain	(.12)	(.09)	(.15)	(.10)	(.08)	(.30)
Total distributions	(.12)	(.16)	(.23)	(.18)	(.22) I	(.49)
Net asset value, end of period	$ 12.56	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13
Total Return B, C, D	2.35%	6.49%	1.90%	11.33%	35.45%	(26.88)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.07)% A	.58%	.73%	.63%	1.29%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,262	$ 38,562	$ 38,423	$ 44,764	$ 47,178	$ 37,524
Portfolio turnover rate F	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.022 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82
Income from Investment Operations
Net investment income (loss) D	.06	.19	.20	.18	.23	.30
Net realized and unrealized gain (loss)	.29	.70	.13	1.17	2.78	(3.30)
Total from investment operations	.35	.89	.33	1.35	3.01	(3.00)
Distributions from net investment income	(.03)	(.19)	(.20)	(.20)	(.23)	(.30)
Distributions from net realized gain	(.12)	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.15)	(.28)	(.35) H	(.30)	(.32) G	(.60)
Net asset value, end of period	$ 12.75	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22
Total Return B, C	2.80%	7.56%	2.97%	12.50%	36.80%	(26.16)%
Ratios to Average Net Assets E, F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.93% A	1.58%	1.73%	1.63%	2.29%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,836	$ 197,152	$ 156,459	$ 115,490	$ 75,569	$ 41,737
Portfolio turnover rate E	18% A	26%	25%	41%	42%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.1555 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.3	5.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.5	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	2.3
Fidelity Advisor Large Cap Fund Institutional Class	2.3	2.3
Fidelity Advisor Series Equity-Income Fund	3.0	3.1
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	3.0	0.7
Fidelity Advisor Series Opportunistic Insights Fund	2.3	2.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.0	3.1
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.8
Fidelity Series 100 Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	5.6	5.7
Fidelity Series Large Cap Value Fund	3.0	3.2
Fidelity Series Real Estate Equity Fund	0.4	0.5
Fidelity Series Small Cap Opportunities Fund	2.0	2.1
	31.6	32.0
Developed International Equity Funds
Fidelity Series International Growth Fund	5.0	4.8
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	5.0	4.7
	11.0	10.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.6
	6.9	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.9	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.6	22.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.4	4.4
Fidelity Institutional Money Market Portfolio Institutional Class	5.4	5.3
	9.8	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.3%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.8%

Six months ago
Commodity Funds	5.4%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.7%

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund (a)(c)	12,747,014	$ 102,103,585
Domestic Equity Funds - 31.6%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	1,061,122	87,309,146
Fidelity Advisor Large Cap Fund Institutional Class (c)	1,614,946	43,442,036
Fidelity Advisor Series Equity-Income Fund (c)	4,983,781	58,758,781
Fidelity Advisor Series Growth & Income Fund (c)	4,772,861	57,512,980
Fidelity Advisor Series Opportunistic Insights Fund (c)	3,508,436	45,188,652
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	4,827,653	58,752,532
Fidelity Advisor Small Cap Fund Institutional Class (c)	1,120,418	34,150,343
Fidelity Series 100 Index Fund (c)	1,225,583	13,579,454
Fidelity Series All-Sector Equity Fund (c)	7,663,308	108,512,444
Fidelity Series Large Cap Value Fund (c)	4,560,105	57,594,122
Fidelity Series Real Estate Equity Fund (c)	712,071	8,516,371
Fidelity Series Small Cap Opportunities Fund (c)	3,056,460	39,214,387
TOTAL DOMESTIC EQUITY FUNDS		612,531,248
TOTAL DOMESTIC EQUITY FUNDS (Cost $599,965,447)		714,634,833
International Equity Funds - 13.9%

Developed International Equity Funds - 11.0%
Fidelity Series International Growth Fund (c)	7,073,501	95,987,410
Fidelity Series International Small Cap Fund (c)	1,309,479	20,021,937
Fidelity Series International Value Fund (c)	8,992,363	96,667,903
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		212,677,250
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund (c)	3,373,557	56,473,352
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $219,714,963)		269,150,602
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (c)	1,106,425	$ 11,197,020
Fidelity Series Floating Rate High Income Fund (c)	2,058,602	21,780,012
Fidelity Series High Income Fund (c)	8,809,706	90,563,780
Fidelity Series Real Estate Income Fund (c)	941,163	10,333,968
TOTAL HIGH YIELD BOND FUNDS		133,874,780
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund (c)	17,689,479	191,930,851
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund (c)	39,221,116	438,884,288
TOTAL BOND FUNDS (Cost $757,122,859)		764,689,919
Short-Term Funds - 9.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	9,191,423	85,755,978
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	103,870,506	103,870,506
TOTAL SHORT-TERM FUNDS (Cost $188,385,967)		189,626,484
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,765,189,236)		1,938,101,838
NET OTHER ASSETS (LIABILITIES) - 0.0%		(408,069)
NET ASSETS - 100%		$ 1,937,693,769
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 84,657,466	$ 1,358,728	$ 11,467,812	$ -	$ 87,309,146
Fidelity Advisor Growth & Income Fund Institutional Class	44,873,207	488,411	49,209,139	-	-
Fidelity Advisor Large Cap Fund Institutional Class	45,274,051	531,557	8,005,719	-	43,442,036
Fidelity Advisor Series Equity-Income Fund	61,416,234	2,072,658	8,326,614	603,475	58,758,781
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	13,693,032	44,568,855	2,570,092	-	57,512,980
Fidelity Advisor Series Opportunistic Insights Fund	43,357,108	703,407	5,770,034	-	45,188,652
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,668,338	952,769	9,077,681	-	58,752,532
Fidelity Advisor Short Fixed-Income Fund Institutional Class	86,474,459	5,346,908	5,776,023	336,903	85,755,978
Fidelity Advisor Small Cap Fund Institutional Class	34,707,632	524,783	5,307,267	-	34,150,343
Fidelity Institutional Money Market Portfolio Institutional Class	105,198,514	7,094,446	8,422,454	60,675	103,870,506
Fidelity Series 100 Index Fund	13,918,390	224,637	1,562,534	-	13,579,454
Fidelity Series All-Sector Equity Fund	112,351,689	1,399,615	16,082,643	-	108,512,444
Fidelity Series Commodity Strategy Fund	105,007,756	12,639,730	7,162,118	-	102,103,585
Fidelity Series Emerging Markets Debt Fund	12,205,213	557,421	715,506	307,766	11,197,020
Fidelity Series Emerging Markets Fund	56,762,125	3,090,030	3,497,829	-	56,473,352
Fidelity Series Floating Rate High Income Fund	21,465,667	1,610,293	1,199,523	472,714	21,780,012
Fidelity Series High Income Fund	92,367,830	5,228,922	5,019,532	2,393,086	90,563,780
Fidelity Series Inflation-Protected Bond Index Fund	195,025,325	17,204,737	10,910,246	-	191,930,851
Fidelity Series International Growth Fund	94,342,991	1,620,283	6,577,231	-	95,987,410
Fidelity Series International Small Cap Fund	19,264,544	324,275	1,669,018	-	20,021,937
Fidelity Series International Value Fund	93,717,826	1,620,283	7,236,778	-	96,667,903
Fidelity Series Investment Grade Bond Fund	443,590,585	32,560,023	23,994,662	4,587,211	438,884,288
Fidelity Series Large Cap Value Fund	63,335,231	738,330	11,645,710	-	57,594,122
Fidelity Series Real Estate Equity Fund	9,445,628	532,999	739,215	59,189	8,516,371
Fidelity Series Real Estate Income Fund	11,099,419	683,638	817,587	312,319	10,333,968
Fidelity Series Small Cap Opportunities Fund	40,393,393	3,469,029	6,433,921	-	39,214,387
Total	$ 1,965,613,653	$ 147,146,767	$ 219,196,888	$ 9,133,338	$ 1,938,101,838
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,765,189,236) - See accompanying schedule		$ 1,938,101,838
Receivable for investments sold		3,525,089
Receivable for fund shares sold		1,306,815
Total assets		1,942,933,742

Liabilities
Payable for investments purchased	$ 103
Payable for fund shares redeemed	4,833,484
Distribution and service plan fees payable	406,386
Total liabilities		5,239,973

Net Assets		$ 1,937,693,769
Net Assets consist of:
Paid in capital		$ 1,736,594,421
Undistributed net investment income		6,646,143
Accumulated undistributed net realized gain (loss) on investments		21,540,603
Net unrealized appreciation (depreciation) on investments		172,912,602
Net Assets		$ 1,937,693,769

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,139,749,591 ÷ 90,412,292 shares)		$ 12.61

Maximum offering price per share (100/94.25 of $12.61)		$ 13.38
Class T: Net Asset Value and redemption price per share ($231,748,626 ÷ 18,421,407 shares)		$ 12.58

Maximum offering price per share (100/96.50 of $12.58)		$ 13.04
Class B: Net Asset Value and offering price per share ($14,371,986 ÷ 1,145,146 shares)A		$ 12.55

Class C: Net Asset Value and offering price per share ($72,753,080 ÷ 5,824,097 shares)A		$ 12.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($479,070,486 ÷ 37,716,747 shares)		$ 12.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,133,338

Expenses
Distribution and service plan fees	$ 2,469,160
Independent trustees' compensation	3,656
Total expenses before reductions	2,472,816
Expense reductions	(3,656)	2,469,160
Net investment income (loss)		6,664,178
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,504,519
Capital gain distributions from underlying funds	3,426,678
Total net realized gain (loss)		24,931,197
Change in net unrealized appreciation (depreciation) on underlying funds		23,033,768
Net gain (loss)		47,964,965
Net increase (decrease) in net assets resulting from operations		$ 54,629,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,664,178	$ 24,573,510
Net realized gain (loss)	24,931,197	92,864,023
Change in net unrealized appreciation (depreciation)	23,033,768	17,904,608
Net increase (decrease) in net assets resulting from operations	54,629,143	135,342,141
Distributions to shareholders from net investment income	(2,852,074)	(24,816,448)
Distributions to shareholders from net realized gain	(31,992,134)	(13,437,037)
Total distributions	(34,844,208)	(38,253,485)
Share transactions - net increase (decrease)	(47,263,491)	111,574,961
Total increase (decrease) in net assets	(27,478,556)	208,663,617

Net Assets
Beginning of period	1,965,172,325	1,756,508,708
End of period (including undistributed net investment income of $6,646,143 and undistributed net investment income of $2,834,039, respectively)	$ 1,937,693,769	$ 1,965,172,325

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85
Income from Investment Operations
Net investment income (loss) E	.04	.16	.17	.16	.20	.26
Net realized and unrealized gain (loss)	.32	.71	.13	1.16	2.84	(3.47)
Total from investment operations	.36	.87	.30	1.32	3.04	(3.21)
Distributions from net investment income	(.02)	(.16)	(.17)	(.16)	(.20)	(.26)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.22)	(.25)	(.32)	(.26)	(.28) I	(.59) H
Net asset value, end of period	$ 12.61	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05
Total Return B, C, D	2.92%	7.45%	2.71%	12.36%	37.95%	(28.01)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.69% A	1.36%	1.50%	1.42%	2.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139,750	$ 1,181,020	$ 1,101,302	$ 1,004,955	$ 830,024	$ 477,641
Portfolio turnover rate F	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82
Income from Investment Operations
Net investment income (loss) E	.03	.13	.14	.13	.18	.24
Net realized and unrealized gain (loss)	.30	.72	.13	1.16	2.82	(3.46)
Total from investment operations	.33	.85	.27	1.29	3.00	(3.22)
Distributions from net investment income	(.01)	(.13)	(.14)	(.13)	(.17)	(.23)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.21)	(.22)	(.29)	(.23)	(.25) I	(.56) H
Net asset value, end of period	$ 12.58	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04
Total Return B, C, D	2.70%	7.28%	2.44%	12.09%	37.53%	(28.13)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.44% A	1.11%	1.25%	1.17%	1.77%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 231,749	$ 227,022	$ 213,366	$ 236,106	$ 225,384	$ 162,439
Portfolio turnover rate F	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77
Income from Investment Operations
Net investment income (loss) E	- H	.07	.09	.07	.13	.19
Net realized and unrealized gain (loss)	.31	.71	.13	1.16	2.82	(3.44)
Total from investment operations	.31	.78	.22	1.23	2.95	(3.25)
Distributions from net investment income	-	(.06)	(.07)	(.07)	(.12)	(.17)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.20)	(.15)	(.23) K	(.17)	(.21) J	(.50) I
Net asset value, end of period	$ 12.55	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02
Total Return B, C, D	2.50%	6.65%	1.95%	11.51%	36.85%	(28.47)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)% A	.61%	.75%	.67%	1.27%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,372	$ 17,411	$ 23,552	$ 32,762	$ 35,932	$ 27,727
Portfolio turnover rate F	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76
Income from Investment Operations
Net investment income (loss) E	- H	.07	.09	.07	.13	.19
Net realized and unrealized gain (loss)	.30	.71	.13	1.15	2.82	(3.45)
Total from investment operations	.30	.78	.22	1.22	2.95	(3.26)
Distributions from net investment income	-	(.07)	(.09)	(.07)	(.13)	(.18)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.20)	(.16)	(.24)	(.17)	(.21) J	(.50) I
Net asset value, end of period	$ 12.49	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00
Total Return B, C, D	2.43%	6.70%	1.98%	11.49%	36.97%	(28.53)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)% A	.61%	.75%	.67%	1.27%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,753	$ 72,115	$ 70,220	$ 70,396	$ 64,801	$ 46,942
Portfolio turnover rate F	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.06	.19	.20	.19	.23	.29
Net realized and unrealized gain (loss)	.31	.72	.14	1.17	2.85	(3.50)
Total from investment operations	.37	.91	.34	1.36	3.08	(3.21)
Distributions from net investment income	(.03)	(.19)	(.19)	(.19)	(.22)	(.29)
Distributions from net realized gain	(.20)	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.23)	(.28)	(.35) J	(.29)	(.30) I	(.61) H
Net asset value, end of period	$ 12.70	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09
Total Return B, C	2.96%	7.74%	3.01%	12.67%	38.30%	(27.85)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.94% A	1.61%	1.75%	1.67%	2.27%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 479,070	$ 467,604	$ 348,068	$ 238,655	$ 137,487	$ 77,998
Portfolio turnover rate E	15% A	20%	19%	33%	29%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.7	5.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.8	4.7
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	2.5
Fidelity Advisor Large Cap Fund Institutional Class	2.4	2.5
Fidelity Advisor Series Equity-Income Fund	3.3	3.4
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	3.2	0.8
Fidelity Advisor Series Opportunistic Insights Fund	2.5	2.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.3	3.4
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.9
Fidelity Series 100 Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	6.0	6.3
Fidelity Series Large Cap Value Fund	3.2	3.6
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.2	2.2
	34.1	35.0
Developed International Equity Funds
Fidelity Series International Growth Fund	5.3	5.2
Fidelity Series International Small Cap Fund	1.1	1.1
Fidelity Series International Value Fund	5.4	5.2
	11.8	11.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	3.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	5.1	5.4
Fidelity Series Real Estate Income Fund	0.5	0.6
	7.4	7.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.3	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.2	21.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.3	3.0
Fidelity Institutional Money Market Portfolio Institutional Class	4.0	3.7
	7.3	6.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.7%
Domestic Equity Funds	34.1%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	8.3%
Investment Grade Bond Funds	22.2%
Short-Term Funds	7.3%

Six months ago
Commodity Funds	5.9%
Domestic Equity Funds	35.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.8%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund (a)(c)	23,851,326	$ 191,049,124
Domestic Equity Funds - 34.1%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	1,972,440	162,292,346
Fidelity Advisor Large Cap Fund Institutional Class (c)	2,992,307	80,493,071
Fidelity Advisor Series Equity-Income Fund (c)	9,274,631	109,347,901
Fidelity Advisor Series Growth & Income Fund (c)	8,847,621	106,613,831
Fidelity Advisor Series Opportunistic Insights Fund (c)	6,546,184	84,314,856
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	8,955,894	108,993,225
Fidelity Advisor Small Cap Fund Institutional Class (c)	2,079,392	63,379,858
Fidelity Series 100 Index Fund (c)	2,284,101	25,307,842
Fidelity Series All-Sector Equity Fund (c)	14,220,903	201,367,987
Fidelity Series Large Cap Value Fund (c)	8,484,380	107,157,715
Fidelity Series Real Estate Equity Fund (c)	1,347,946	16,121,429
Fidelity Series Small Cap Opportunities Fund (c)	5,683,318	72,916,976
TOTAL DOMESTIC EQUITY FUNDS		1,138,307,037
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,125,427,943)		1,329,356,161
International Equity Funds - 15.0%

Developed International Equity Funds - 11.8%
Fidelity Series International Growth Fund (c)	13,057,302	177,187,590
Fidelity Series International Small Cap Fund (c)	2,426,983	37,108,567
Fidelity Series International Value Fund (c)	16,688,406	179,400,368
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		393,696,525
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund (c)	6,374,744	106,713,220
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $413,019,840)		500,409,745
Bond Funds - 37.9%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund (c)	2,276,688	$ 23,040,085
Fidelity Series Floating Rate High Income Fund (c)	3,380,027	35,760,682
Fidelity Series High Income Fund (c)	16,526,869	169,896,215
Fidelity Series Real Estate Income Fund (c)	1,729,962	18,994,984
TOTAL HIGH YIELD BOND FUNDS		247,691,966
Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund (c)	25,784,510	279,761,928
Investment Grade Bond Funds - 22.2%
Fidelity Series Investment Grade Bond Fund (c)	66,238,611	741,210,058
TOTAL BOND FUNDS (Cost $1,272,399,606)		1,268,663,952
Short-Term Funds - 7.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	11,775,997	109,870,056
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	134,555,896	134,555,896
TOTAL SHORT-TERM FUNDS (Cost $243,596,756)		244,425,952
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,054,444,145)	3,342,855,810
NET OTHER ASSETS (LIABILITIES) - 0.0%	(709,252)
NET ASSETS - 100%	$ 3,342,146,558
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 154,490,981	$ 3,223,721	$ 19,034,255	$ -	$ 162,292,346
Fidelity Advisor Growth & Income Fund Institutional Class	82,252,688	1,179,659	90,548,966	-	-
Fidelity Advisor Large Cap Fund Institutional Class	82,897,919	1,304,901	14,128,528	-	80,493,071
Fidelity Advisor Series Equity-Income Fund	112,102,324	4,718,112	14,099,143	1,110,633	109,347,901
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	25,056,657	82,413,162	4,216,579	-	106,613,831
Fidelity Advisor Series Opportunistic Insights Fund	79,114,060	1,661,361	9,246,508	-	84,314,856
Fidelity Advisor Series Stock Selector Large Cap Value Fund	112,492,720	2,323,676	15,419,985	-	108,993,225
Fidelity Advisor Short Fixed-Income Fund Institutional Class	99,769,271	14,948,244	4,504,165	412,320	109,870,056
Fidelity Advisor Small Cap Fund Institutional Class	63,218,442	1,279,201	8,910,773	-	63,379,858
Fidelity Institutional Money Market Portfolio Institutional Class	121,613,151	18,457,545	5,514,799	74,444	134,555,896
Fidelity Series 100 Index Fund	25,520,060	531,830	2,593,440	-	25,307,842
Fidelity Series All-Sector Equity Fund	206,104,762	3,290,913	28,132,915	-	201,367,987
Fidelity Series Commodity Strategy Fund	192,966,991	24,689,564	11,123,947	-	191,049,124
Fidelity Series Emerging Markets Debt Fund	24,323,444	1,606,599	1,169,844	622,926	23,040,085
Fidelity Series Emerging Markets Fund	104,167,314	6,953,355	4,751,158	-	106,713,220
Fidelity Series Floating Rate High Income Fund	35,417,859	2,188,267	1,676,780	778,555	35,760,682
Fidelity Series High Income Fund	176,298,804	10,132,141	12,708,092	4,522,668	169,896,215
Fidelity Series Inflation-Protected Bond Index Fund	270,384,921	34,743,218	12,083,649	-	279,761,928
Fidelity Series International Growth Fund	172,481,169	4,056,681	11,498,166	-	177,187,590
Fidelity Series International Small Cap Fund	35,093,991	801,761	2,661,871	-	37,108,567
Fidelity Series International Value Fund	170,880,200	4,006,841	11,286,606	-	179,400,368
Fidelity Series Investment Grade Bond Fund	714,114,976	78,528,063	29,614,816	7,593,673	741,210,058
Fidelity Series Large Cap Value Fund	117,278,679	1,801,591	21,545,172	-	107,157,715
Fidelity Series Real Estate Equity Fund	17,572,853	1,000,461	1,077,827	111,039	16,121,429
Fidelity Series Real Estate Income Fund	19,257,908	1,927,467	1,030,593	569,202	18,994,984
Fidelity Series Small Cap Opportunities Fund	73,572,021	6,785,849	10,708,814	-	72,916,976
Total	$ 3,288,444,165	$ 314,554,183	$ 349,287,391	$ 15,795,460	$ 3,342,855,810
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,054,444,145) - See accompanying schedule		$ 3,342,855,810
Receivable for investments sold		7,668,632
Receivable for fund shares sold		1,867,608
Receivable from investment adviser for expense reductions		488
Total assets		3,352,392,538

Liabilities
Payable for investments purchased	$ 39,099
Payable for fund shares redeemed	9,504,564
Distribution and service plan fees payable	702,317
Total liabilities		10,245,980

Net Assets		$ 3,342,146,558
Net Assets consist of:
Paid in capital		$ 3,005,099,870
Undistributed net investment income		11,588,465
Accumulated undistributed net realized gain (loss) on investments		37,046,558
Net unrealized appreciation (depreciation) on investments		288,411,665
Net Assets		$ 3,342,146,558

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,924,379,187 ÷ 145,694,237 shares)		$ 13.21

Maximum offering price per share (100/94.25 of $13.21)		$ 14.02
Class T: Net Asset Value and redemption price per share ($458,026,350 ÷ 34,703,538 shares)		$ 13.20

Maximum offering price per share (100/96.50 of $13.20)		$ 13.68
Class B: Net Asset Value and offering price per share ($27,861,864 ÷ 2,116,075 shares)A		$ 13.17

Class C: Net Asset Value and offering price per share ($106,811,497 ÷ 8,152,123 shares)A		$ 13.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($825,067,660 ÷ 62,019,131 shares)		$ 13.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,795,460

Expenses
Distribution and service plan fees	$ 4,216,033
Independent trustees' compensation	6,185
Total expenses before reductions	4,222,218
Expense reductions	(6,185)	4,216,033
Net investment income (loss)		11,579,427
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	36,129,236
Capital gain distributions from underlying funds	6,367,840
Total net realized gain (loss)		42,497,076
Change in net unrealized appreciation (depreciation) on underlying funds		53,015,622
Net gain (loss)		95,512,698
Net increase (decrease) in net assets resulting from operations		$ 107,092,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,579,427	$ 42,540,294
Net realized gain (loss)	42,497,076	163,159,519
Change in net unrealized appreciation (depreciation)	53,015,622	31,602,843
Net increase (decrease) in net assets resulting from operations	107,092,125	237,302,656
Distributions to shareholders from net investment income	(4,816,181)	(42,626,632)
Distributions to shareholders from net realized gain	(63,126,693)	(20,099,722)
Total distributions	(67,942,874)	(62,726,354)
Share transactions - net increase (decrease)	15,215,669	290,138,617
Total increase (decrease) in net assets	54,364,920	464,714,919

Net Assets
Beginning of period	3,287,781,638	2,823,066,719
End of period (including undistributed net investment income of $11,588,465 and undistributed net investment income of $4,825,219, respectively)	$ 3,342,146,558	$ 3,287,781,638

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73
Income from Investment Operations
Net investment income (loss) E	.05	.18	.19	.16	.20	.25
Net realized and unrealized gain (loss)	.38	.78	.06	1.36	3.32	(4.33)
Total from investment operations	.43	.96	.25	1.52	3.52	(4.08)
Distributions from net investment income	(.02)	(.18)	(.18)	(.17)	(.19)	(.25)
Distributions from net realized gain	(.25)	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.27)	(.26)	(.35) I	(.28)	(.28) H	(.68)
Net asset value, end of period	$ 13.21	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97
Total Return B, C, D	3.32%	7.91%	2.23%	13.73%	44.32%	(33.34)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.70% A	1.44%	1.55%	1.43%	1.92%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,924,379	$ 1,944,691	$ 1,740,500	$ 1,557,402	$ 1,238,015	$ 677,210
Portfolio turnover rate F	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.03	.15	.16	.13	.17	.23
Net realized and unrealized gain (loss)	.38	.79	.05	1.37	3.32	(4.34)
Total from investment operations	.41	.94	.21	1.50	3.49	(4.11)
Distributions from net investment income	(.01)	(.15)	(.15)	(.13)	(.16)	(.22)
Distributions from net realized gain	(.25)	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.26)	(.23)	(.32) J	(.25) I	(.25) H	(.65)
Net asset value, end of period	$ 13.20	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96
Total Return B, C, D	3.18%	7.72%	1.86%	13.50%	44.02%	(33.56)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.45% A	1.19%	1.30%	1.18%	1.67%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 458,026	$ 430,153	$ 386,416	$ 424,707	$ 488,097	$ 343,919
Portfolio turnover rate F	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66
Income from Investment Operations
Net investment income (loss) E	- H	.09	.10	.08	.12	.18
Net realized and unrealized gain (loss)	.38	.79	.06	1.35	3.31	(4.31)
Total from investment operations	.38	.88	.16	1.43	3.43	(4.13)
Distributions from net investment income	-	(.08)	(.08)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.25)	(.08)	(.17)	(.11)	(.09)	(.43)
Total distributions	(.25)	(.16)	(.25)	(.19)	(.20) I	(.59)
Net asset value, end of period	$ 13.17	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94
Total Return B, C, D	2.90%	7.19%	1.39%	12.87%	43.34%	(33.87)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.05)% A	.69%	.80%	.68%	1.17%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,862	$ 33,074	$ 43,138	$ 61,856	$ 71,888	$ 52,871
Portfolio turnover rate F	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than $.01 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64
Income from Investment Operations
Net investment income (loss) E	- J	.09	.10	.08	.12	.18
Net realized and unrealized gain (loss)	.38	.78	.06	1.34	3.31	(4.31)
Total from investment operations	.38	.87	.16	1.42	3.43	(4.13)
Distributions from net investment income	-	(.08)	(.09)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.25)	(.08)	(.17)	(.11)	(.09)	(.43)
Total distributions	(.25)	(.17) I	(.26)	(.19)	(.21) H	(.59)
Net asset value, end of period	$ 13.10	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92
Total Return B, C, D	2.92%	7.13%	1.43%	12.89%	43.38%	(33.90)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.05)% A	.69%	.80%	.68%	1.17%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,811	$ 102,576	$ 97,550	$ 101,019	$ 93,237	$ 62,702
Portfolio turnover rate F	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

J Amount represents less than .01%.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.06	.21	.22	.19	.22	.28
Net realized and unrealized gain (loss)	.38	.80	.05	1.38	3.34	(4.35)
Total from investment operations	.44	1.01	.27	1.57	3.56	(4.07)
Distributions from net investment income	(.03)	(.21)	(.21)	(.20)	(.21)	(.28)
Distributions from net realized gain	(.25)	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.28)	(.29)	(.38) I	(.31)	(.30) H	(.71)
Net asset value, end of period	$ 13.30	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01
Total Return B, C	3.36%	8.28%	2.39%	14.09%	44.65%	(33.16)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.95% A	1.69%	1.80%	1.68%	2.17%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 825,068	$ 777,288	$ 555,462	$ 365,157	$ 214,905	$ 105,660
Portfolio turnover rate E	19% A	21%	18%	39%	26%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

I Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.1	7.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.0	5.8
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.1
Fidelity Advisor Large Cap Fund Institutional Class	2.9	3.1
Fidelity Advisor Series Equity-Income Fund	4.0	4.1
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	3.9	0.9
Fidelity Advisor Series Opportunistic Insights Fund	3.1	2.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.0	4.1
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.4
Fidelity Series 100 Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	7.4	7.6
Fidelity Series Large Cap Value Fund	3.9	4.3
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	2.7	2.8
	41.7	42.6
Developed International Equity Funds
Fidelity Series International Growth Fund	6.5	6.4
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.6	6.3
	14.4	14.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.8	3.8
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.9	0.9
Fidelity Series High Income Fund	6.8	6.9
Fidelity Series Real Estate Income Fund	0.5	0.6
	8.9	9.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.6	5.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.5	17.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.5	0.3
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.4
	1.0	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.1%
Domestic Equity Funds	41.7%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	3.8%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	5.6%
Investment Grade Bond Funds	17.5%
Short-Term Funds	1.0%

Six months ago
Commodity Funds	7.2%
Domestic Equity Funds	42.6%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	3.8%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	5.4%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.8%
	Shares	Value
Commodity Funds - 7.1%
Fidelity Series Commodity Strategy Fund (a)(c)	27,380,042	$ 219,314,140
Domestic Equity Funds - 41.7%
Fidelity Advisor Equity Growth Fund Institutional Class (c)	2,242,267	184,493,740
Fidelity Advisor Large Cap Fund Institutional Class (c)	3,389,723	91,183,542
Fidelity Advisor Series Equity-Income Fund (c)	10,604,475	125,026,758
Fidelity Advisor Series Growth & Income Fund (c)	10,030,978	120,873,284
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,375,859	95,001,059
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	10,180,774	123,900,025
Fidelity Advisor Small Cap Fund Institutional Class (c)	2,358,760	71,894,992
Fidelity Series 100 Index Fund (c)	2,591,040	28,708,722
Fidelity Series All-Sector Equity Fund (c)	16,132,401	228,434,798
Fidelity Series Large Cap Value Fund (c)	9,639,793	121,750,588
Fidelity Series Real Estate Equity Fund (c)	1,505,208	18,002,283
Fidelity Series Small Cap Opportunities Fund (c)	6,438,853	82,610,489
TOTAL DOMESTIC EQUITY FUNDS		1,291,880,280
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,292,190,477)		1,511,194,420
International Equity Funds - 18.2%

Developed International Equity Funds - 14.4%
Fidelity Series International Growth Fund (c)	14,825,452	201,181,390
Fidelity Series International Small Cap Fund (c)	2,785,181	42,585,411
Fidelity Series International Value Fund (c)	18,958,092	203,799,494
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		447,566,295
Emerging Markets Equity Funds - 3.8%
Fidelity Series Emerging Markets Fund (c)	7,047,640	117,977,495
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $471,028,648)		565,543,790
Bond Funds - 32.0%
	Shares	Value
High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund (c)	2,085,995	$ 21,110,267
Fidelity Series Floating Rate High Income Fund (c)	2,627,084	27,794,546
Fidelity Series High Income Fund (c)	20,549,149	211,245,254
Fidelity Series Real Estate Income Fund (c)	1,433,256	15,737,147
TOTAL HIGH YIELD BOND FUNDS		275,887,214
Inflation-Protected Bond Funds - 5.6%
Fidelity Series Inflation-Protected Bond Index Fund (c)	15,935,172	172,896,619
Investment Grade Bond Funds - 17.5%
Fidelity Series Investment Grade Bond Fund (c)	48,611,067	543,957,840
TOTAL BOND FUNDS (Cost $995,066,129)		992,741,673
Short-Term Funds - 1.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	1,445,816	13,489,466
Fidelity Institutional Money Market Portfolio Institutional Class 0.04% (b)(c)	16,456,376	16,456,376
TOTAL SHORT-TERM FUNDS (Cost $29,938,324)		29,945,842
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,788,223,578)	3,099,425,725
NET OTHER ASSETS (LIABILITIES) - 0.0%	(622,715)
NET ASSETS - 100%	$ 3,098,803,010
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 168,222,574	$ 7,405,590	$ 17,490,758	$ -	$ 184,493,740
Fidelity Advisor Growth & Income Fund Institutional Class	89,324,444	2,811,266	99,939,107	-	-
Fidelity Advisor Large Cap Fund Institutional Class	90,137,343	3,221,928	13,692,812	-	91,183,542
Fidelity Advisor Series Equity-Income Fund	118,699,060	8,736,435	9,504,432	1,197,964	125,026,758
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	26,284,215	93,761,370	2,825,271	-	120,873,284
Fidelity Advisor Series Opportunistic Insights Fund	83,888,742	3,849,513	6,799,198	-	95,001,059
Fidelity Advisor Series Stock Selector Large Cap Value Fund	119,562,234	5,329,384	11,393,798	-	123,900,025
Fidelity Advisor Short Fixed-Income Fund Institutional Class	9,663,635	4,257,553	395,358	45,730	13,489,466
Fidelity Advisor Small Cap Fund Institutional Class	68,924,591	2,943,851	8,663,342	-	71,894,992
Fidelity Institutional Money Market Portfolio Institutional Class	11,776,143	5,122,324	442,091	8,159	16,456,376
Fidelity Series 100 Index Fund	27,794,239	1,226,747	2,351,000	-	28,708,722
Fidelity Series All-Sector Equity Fund	223,124,251	8,122,887	25,057,646	-	228,434,798
Fidelity Series Commodity Strategy Fund	209,981,372	35,863,438	9,579,953	-	219,314,140
Fidelity Series Emerging Markets Debt Fund	21,302,722	2,108,436	784,023	552,908	21,110,267
Fidelity Series Emerging Markets Fund	111,535,501	9,550,703	3,513,908	-	117,977,495
Fidelity Series Floating Rate High Income Fund	26,695,868	2,194,164	965,129	591,216	27,794,546
Fidelity Series High Income Fund	202,125,088	21,000,053	7,396,232	5,412,578	211,245,254
Fidelity Series Inflation-Protected Bond Index Fund	157,454,593	28,268,349	4,996,441	-	172,896,619
Fidelity Series International Growth Fund	184,869,495	9,400,905	6,790,722	-	201,181,390
Fidelity Series International Small Cap Fund	37,686,968	1,877,739	1,358,125	-	42,585,411
Fidelity Series International Value Fund	183,537,602	9,388,860	6,790,722	-	203,799,494
Fidelity Series Investment Grade Bond Fund	501,358,646	73,432,014	15,499,251	5,431,373	543,957,840
Fidelity Series Large Cap Value Fund	126,349,210	4,447,248	19,589,097	-	121,750,588
Fidelity Series Real Estate Equity Fund	18,637,135	1,723,810	857,777	121,082	18,002,283
Fidelity Series Real Estate Income Fund	15,704,734	1,517,239	542,577	462,772	15,737,147
Fidelity Series Small Cap Opportunities Fund	80,339,838	9,409,963	10,721,184	-	82,610,489
Total	$ 2,914,980,243	$ 356,971,769	$ 287,939,954	$ 13,823,782	$ 3,099,425,725
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,788,223,578) - See accompanying schedule		$ 3,099,425,725
Cash		8
Receivable for investments sold		8,805,809
Receivable for fund shares sold		2,242,527
Receivable from investment adviser for expense reductions		881
Total assets		3,110,474,950

Liabilities
Payable for investments purchased	$ 16,484
Payable for fund shares redeemed	11,034,457
Distribution and service plan fees payable	620,999
Total liabilities		11,671,940

Net Assets		$ 3,098,803,010
Net Assets consist of:
Paid in capital		$ 2,748,159,358
Undistributed net investment income		10,187,795
Accumulated undistributed net realized gain (loss) on investments		29,253,710
Net unrealized appreciation (depreciation) on investments		311,202,147
Net Assets		$ 3,098,803,010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,863,005,317 ÷ 144,581,286 shares)		$ 12.89

Maximum offering price per share (100/94.25 of $12.89)		$ 13.68
Class T: Net Asset Value and redemption price per share ($360,450,566 ÷ 27,937,618 shares)		$ 12.90

Maximum offering price per share (100/96.50 of $12.90)		$ 13.37
Class B: Net Asset Value and offering price per share ($19,823,406 ÷ 1,548,956 shares)A		$ 12.80

Class C: Net Asset Value and offering price per share ($81,403,084 ÷ 6,392,425 shares)A		$ 12.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($774,120,637 ÷ 59,610,731 shares)		$ 12.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,823,782

Expenses
Distribution and service plan fees	$ 3,654,117
Independent trustees' compensation	5,552
Total expenses before reductions	3,659,669
Expense reductions	(5,552)	3,654,117
Net investment income (loss)		10,169,665
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,476,679
Capital gain distributions from underlying funds	7,087,107
Total net realized gain (loss)		34,563,786
Change in net unrealized appreciation (depreciation) on underlying funds		87,936,986
Net gain (loss)		122,500,772
Net increase (decrease) in net assets resulting from operations		$ 132,670,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,169,665	$ 39,243,788
Net realized gain (loss)	34,563,786	155,185,524
Change in net unrealized appreciation (depreciation)	87,936,986	39,571,192
Net increase (decrease) in net assets resulting from operations	132,670,437	234,000,504
Distributions to shareholders from net investment income	(4,026,824)	(38,848,941)
Distributions to shareholders from net realized gain	(85,918,081)	(14,347,444)
Total distributions	(89,944,905)	(53,196,385)
Share transactions - net increase (decrease)	141,682,509	370,631,756
Total increase (decrease) in net assets	184,408,041	551,435,875

Net Assets
Beginning of period	2,914,394,969	2,362,959,094
End of period (including undistributed net investment income of $10,187,795 and undistributed net investment income of $4,044,954, respectively)	$ 3,098,803,010	$ 2,914,394,969

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26
Income from Investment Operations
Net investment income (loss) E	.04	.18	.18	.16	.18	.23
Net realized and unrealized gain (loss)	.52	.88	(.01)	1.43	3.32	(4.36)
Total from investment operations	.56	1.06	.17	1.59	3.50	(4.13)
Distributions from net investment income	(.02)	(.18)	(.17)	(.16)	(.17)	(.22)
Distributions from net realized gain	(.37)	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.39)	(.25)	(.35)	(.26) I	(.25) H	(.62)
Net asset value, end of period	$ 12.89	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51
Total Return B, C, D	4.49%	9.00%	1.61%	14.97%	46.86%	(34.98)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.67% A	1.54%	1.56%	1.42%	1.82%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,863,005	$ 1,806,028	$ 1,539,333	$ 1,290,255	$ 999,687	$ 512,482
Portfolio turnover rate F	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28
Income from Investment Operations
Net investment income (loss) E	.03	.15	.15	.13	.15	.21
Net realized and unrealized gain (loss)	.51	.88	(.01)	1.43	3.34	(4.37)
Total from investment operations	.54	1.03	.14	1.56	3.49	(4.16)
Distributions from net investment income	(.01)	(.15)	(.14)	(.13)	(.15)	(.20)
Distributions from net realized gain	(.37)	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.38)	(.22)	(.32)	(.23) I	(.23) H	(.60)
Net asset value, end of period	$ 12.90	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52
Total Return B, C, D	4.34%	8.74%	1.33%	14.67%	46.60%	(35.20)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.42% A	1.29%	1.31%	1.17%	1.57%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 360,451	$ 324,352	$ 257,594	$ 258,166	$ 230,003	$ 139,330
Portfolio turnover rate F	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17
Income from Investment Operations
Net investment income (loss) E	-	.09	.09	.07	.10	.16
Net realized and unrealized gain (loss)	.51	.88	(.01)	1.42	3.32	(4.32)
Total from investment operations	.51	.97	.08	1.49	3.42	(4.16)
Distributions from net investment income	-	(.08)	(.08)	(.07)	(.10)	(.14)
Distributions from net realized gain	(.37)	(.07)	(.17)	(.11)	(.09)	(.40)
Total distributions	(.37)	(.15)	(.25)	(.18)	(.19) H	(.54)
Net asset value, end of period	$ 12.80	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47
Total Return B, C, D	4.08%	8.26%	.82%	14.02%	45.83%	(35.45)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.79%	.81%	.67%	1.07%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,823	$ 23,061	$ 29,202	$ 38,946	$ 38,816	$ 27,207
Portfolio turnover rate F	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16
Income from Investment Operations
Net investment income (loss) E	-	.09	.09	.07	.10	.16
Net realized and unrealized gain (loss)	.50	.87	(.01)	1.41	3.31	(4.32)
Total from investment operations	.50	.96	.08	1.48	3.41	(4.16)
Distributions from net investment income	-	(.10)	(.09)	(.08)	(.11)	(.14)
Distributions from net realized gain	(.37)	(.07)	(.17)	(.11)	(.09)	(.40)
Total distributions	(.37)	(.16) J	(.26)	(.18) I	(.19) H	(.54)
Net asset value, end of period	$ 12.73	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46
Total Return B, C, D	4.02%	8.23%	.86%	14.01%	45.83%	(35.44)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.79%	.81%	.67%	1.07%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,403	$ 74,415	$ 66,126	$ 61,640	$ 52,756	$ 31,735
Portfolio turnover rate F	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33
Income from Investment Operations
Net investment income (loss) D	.06	.22	.21	.19	.20	.26
Net realized and unrealized gain (loss)	.52	.88	(.02)	1.44	3.35	(4.39)
Total from investment operations	.58	1.10	.19	1.63	3.55	(4.13)
Distributions from net investment income	(.03)	(.21)	(.20)	(.18)	(.19)	(.25)
Distributions from net realized gain	(.37)	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.40)	(.28)	(.37) G	(.29)	(.27) H	(.65)
Net asset value, end of period	$ 12.99	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55
Total Return B, C	4.60%	9.29%	1.84%	15.23%	47.31%	(34.83)%
Ratios to Average Net Assets E, F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.92% A	1.79%	1.81%	1.67%	2.07%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 774,121	$ 686,540	$ 470,704	$ 284,309	$ 140,948	$ 69,731
Portfolio turnover rate E	19% A	22%	14%	34%	19%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.5	7.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.1
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.2
Fidelity Advisor Large Cap Fund Institutional Class	3.1	3.3
Fidelity Advisor Series Equity-Income Fund	4.3	4.3
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	4.1	0.9
Fidelity Advisor Series Opportunistic Insights Fund	3.2	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.2	4.3
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
Fidelity Series 100 Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	7.8	8.1
Fidelity Series Large Cap Value Fund	4.2	4.5
Fidelity Series Real Estate Equity Fund	0.6	0.7
Fidelity Series Small Cap Opportunities Fund	2.8	2.9
	44.1	44.8
Developed International Equity Funds
Fidelity Series International Growth Fund	6.8	6.7
Fidelity Series International Small Cap Fund	1.5	1.4
Fidelity Series International Value Fund	6.9	6.6
	15.2	14.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.1	4.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	6.9	7.0
Fidelity Series Real Estate Income Fund	0.5	0.5
	8.9	9.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.8	2.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.4	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.5%
Domestic Equity Funds	44.1%
Developed International Equity Funds	15.2%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	17.4%

Six months ago
Commodity Funds	7.6%
Domestic Equity Funds	44.8%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	17.4%

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund (a)(b)	28,975,224	$ 232,091,547
Domestic Equity Funds - 44.1%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	2,377,009	195,580,280
Fidelity Advisor Large Cap Fund Institutional Class (b)	3,595,198	96,710,834
Fidelity Advisor Series Equity-Income Fund (b)	11,183,659	131,855,340
Fidelity Advisor Series Growth & Income Fund (b)	10,600,377	127,734,539
Fidelity Advisor Series Opportunistic Insights Fund (b)	7,776,341	100,159,270
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	10,789,087	131,303,185
Fidelity Advisor Small Cap Fund Institutional Class (b)	2,500,821	76,225,036
Fidelity Series 100 Index Fund (b)	2,731,861	30,269,015
Fidelity Series All-Sector Equity Fund (b)	17,104,519	242,199,989
Fidelity Series Large Cap Value Fund (b)	10,235,257	129,271,292
Fidelity Series Real Estate Equity Fund (b)	1,589,936	19,015,639
Fidelity Series Small Cap Opportunities Fund (b)	6,808,852	87,357,575
TOTAL DOMESTIC EQUITY FUNDS		1,367,681,994
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,371,195,378)		1,599,773,541
International Equity Funds - 19.3%

Developed International Equity Funds - 15.2%
Fidelity Series International Growth Fund (b)	15,584,587	211,482,850
Fidelity Series International Small Cap Fund (b)	2,923,398	44,698,758
Fidelity Series International Value Fund (b)	19,891,244	213,830,870
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		470,012,478

	Shares	Value
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund (b)	7,661,864	$ 128,259,602
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $499,161,649)		598,272,080
Bond Funds - 29.1%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund (b)	2,072,515	20,973,849
Fidelity Series Floating Rate High Income Fund (b)	2,437,457	25,788,290
Fidelity Series High Income Fund (b)	20,958,298	215,451,298
Fidelity Series Real Estate Income Fund (b)	1,295,521	14,224,825
TOTAL HIGH YIELD BOND FUNDS		276,438,262
Inflation-Protected Bond Funds - 2.8%
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,979,880	86,581,695
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund (b)	48,113,276	538,387,562
TOTAL BOND FUNDS (Cost $910,867,118)		901,407,519
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,781,224,145)	3,099,453,140
NET OTHER ASSETS (LIABILITIES) - 0.0%	(630,402)
NET ASSETS - 100%	$ 3,098,822,738
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 179,689,389	$ 5,009,988	$ 17,007,461	$ -	$ 195,580,280
Fidelity Advisor Growth & Income Fund Institutional Class	95,214,795	1,721,067	105,161,542	-	-
Fidelity Advisor Large Cap Fund Institutional Class	96,135,812	1,932,033	13,534,730	-	96,710,834
Fidelity Advisor Series Equity-Income Fund	126,635,001	7,144,827	9,381,815	1,267,414	131,855,340
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	28,043,155	99,122,498	3,282,781	-	127,734,539
Fidelity Advisor Series Opportunistic Insights Fund	89,481,574	2,851,791	6,995,824	-	100,159,270
Fidelity Advisor Series Stock Selector Large Cap Value Fund	127,546,729	3,620,602	10,814,047	-	131,303,185
Fidelity Advisor Small Cap Fund Institutional Class	73,801,869	1,952,069	8,731,112	-	76,225,036
Fidelity Series 100 Index Fund	29,526,733	818,069	2,213,369	-	30,269,015
Fidelity Series All-Sector Equity Fund	237,970,708	4,917,889	24,148,249	-	242,199,989
Fidelity Series Commodity Strategy Fund	223,024,825	37,591,168	10,541,772	-	232,091,547
Fidelity Series Emerging Markets Debt Fund	21,567,139	1,902,033	962,395	556,496	20,973,849
Fidelity Series Emerging Markets Fund	119,091,201	12,669,407	4,034,040	-	128,259,602
Fidelity Series Floating Rate High Income Fund	24,857,076	2,142,112	1,092,251	551,251	25,788,290
Fidelity Series High Income Fund	206,384,861	20,566,917	6,903,497	5,521,358	215,451,298
Fidelity Series Inflation-Protected Bond Index Fund	75,072,305	18,319,668	2,935,847	-	86,581,695
Fidelity Series International Growth Fund	197,193,583	7,963,982	8,074,461	-	211,482,850
Fidelity Series International Small Cap Fund	40,156,611	1,547,602	1,614,199		44,698,758
Fidelity Series International Value Fund	195,575,080	7,748,390	8,074,461	-	213,830,870
Fidelity Series Investment Grade Bond Fund	513,272,085	62,232,003	21,427,599	5,476,245	538,387,562
Fidelity Series Large Cap Value Fund	134,229,504	2,666,426	18,714,617	-	129,271,292
Fidelity Series Real Estate Equity Fund	19,848,733	1,738,061	987,812	127,968	19,015,639
Fidelity Series Real Estate Income Fund	14,357,770	1,331,535	608,514	419,976	14,224,825
Fidelity Series Small Cap Opportunities Fund	85,867,813	8,603,697	10,887,961	-	87,357,575
Total	$ 2,954,544,351	$ 316,113,834	$ 298,130,356	$ 13,920,708	$ 3,099,453,140
Other Information

All investments are categorized as level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,781,224,145) - See accompanying schedule		$ 3,099,453,140
Cash		5
Receivable for investments sold		6,752,214
Receivable for fund shares sold		2,458,053
Receivable from investment adviser for expense reductions		579
Total assets		3,108,663,991

Liabilities
Payable for investments purchased	$ 84,252
Payable for fund shares redeemed	9,126,076
Distribution and service plan fees payable	630,925
Total liabilities		9,841,253

Net Assets		$ 3,098,822,738
Net Assets consist of:
Paid in capital		$ 2,738,206,303
Undistributed net investment income		10,239,960
Accumulated undistributed net realized gain (loss) on investments		32,147,480
Net unrealized appreciation (depreciation) on investments		318,228,995
Net Assets		$ 3,098,822,738

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,777,075,691 ÷ 130,214,140 shares)		$ 13.65

Maximum offering price per share (100/94.25 of $13.65)		$ 14.48
Class T: Net Asset Value and redemption price per share ($419,864,430 ÷ 30,877,104 shares)		$ 13.60

Maximum offering price per share (100/96.50 of $13.60)		$ 14.09
Class B: Net Asset Value and offering price per share ($23,946,769 ÷ 1,767,301 shares)A		$ 13.55

Class C: Net Asset Value and offering price per share ($80,607,700 ÷ 5,976,351 shares)A		$ 13.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($797,328,148 ÷ 58,101,566 shares)		$ 13.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,920,708

Expenses
Distribution and service plan fees	$ 3,739,074
Independent trustees' compensation	5,602
Total expenses before reductions	3,744,676
Expense reductions	(5,602)	3,739,074
Net investment income (loss)		10,181,634
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	30,003,696
Capital gain distributions from underlying funds	7,456,678
Total net realized gain (loss)		37,460,374
Change in net unrealized appreciation (depreciation) on underlying funds		96,921,607
Net gain (loss)		134,381,981
Net increase (decrease) in net assets resulting from operations		$ 144,563,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,181,634	$ 41,214,791
Net realized gain (loss)	37,460,374	166,007,236
Change in net unrealized appreciation (depreciation)	96,921,607	37,190,757
Net increase (decrease) in net assets resulting from operations	144,563,615	244,412,784
Distributions to shareholders from net investment income	(4,039,445)	(40,765,226)
Distributions to shareholders from net realized gain	(74,728,489)	(13,074,704)
Total distributions	(78,767,934)	(53,839,930)
Share transactions - net increase (decrease)	79,086,543	314,631,239
Total increase (decrease) in net assets	144,882,224	505,204,093

Net Assets
Beginning of period	2,953,940,514	2,448,736,421
End of period (including undistributed net investment income of $10,239,960 and undistributed net investment income of $4,097,771, respectively)	$ 3,098,822,738	$ 2,953,940,514

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29
Income from Investment Operations
Net investment income (loss) E	.04	.20	.19	.16	.16	.21
Net realized and unrealized gain (loss)	.61	.94	(.06)	1.54	3.68	(5.10)
Total from investment operations	.65	1.14	.13	1.70	3.84	(4.89)
Distributions from net investment income	(.02)	(.20)	(.18)	(.16)	(.15)	(.21)
Distributions from net realized gain	(.34)	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.36)	(.26)	(.37)	(.27)	(.24) H	(.71)
Net asset value, end of period	$ 13.65	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69
Total Return B, C, D	4.91%	9.25%	1.25%	15.27%	50.17%	(38.49)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.67% A	1.58%	1.57%	1.38%	1.61%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,777,076	$ 1,747,549	$ 1,506,827	$ 1,340,583	$ 1,030,972	$ 527,042
Portfolio turnover rate F	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25
Income from Investment Operations
Net investment income (loss) E	.03	.17	.16	.13	.14	.19
Net realized and unrealized gain (loss)	.60	.94	(.06)	1.54	3.66	(5.09)
Total from investment operations	.63	1.11	.10	1.67	3.80	(4.90)
Distributions from net investment income	(.01)	(.17)	(.15)	(.13)	(.13)	(.18)
Distributions from net realized gain	(.34)	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.35)	(.23)	(.34)	(.24)	(.22) H	(.68)
Net asset value, end of period	$ 13.60	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67
Total Return B, C, D	4.79%	9.02%	.98%	14.98%	49.72%	(38.62)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.42% A	1.33%	1.32%	1.12%	1.36%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 419,864	$ 387,102	$ 335,407	$ 348,443	$ 382,092	$ 236,333
Portfolio turnover rate F	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.01)	.10	.10	.07	.09	.14
Net realized and unrealized gain (loss)	.60	.94	(.06)	1.53	3.65	(5.06)
Total from investment operations	.59	1.04	.04	1.60	3.74	(4.92)
Distributions from net investment income	-	(.10)	(.08)	(.07)	(.08)	(.11)
Distributions from net realized gain	(.33)	(.06)	(.18)	(.11)	(.09)	(.50)
Total distributions	(.33)	(.16)	(.26)	(.18)	(.17) H	(.61)
Net asset value, end of period	$ 13.55	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64
Total Return B, C, D	4.51%	8.44%	.52%	14.38%	49.07%	(38.94)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.83%	.82%	.62%	.86%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,947	$ 27,191	$ 34,324	$ 47,275	$ 51,360	$ 35,701
Portfolio turnover rate F	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.01)	.10	.10	.07	.09	.14
Net realized and unrealized gain (loss)	.60	.93	(.05)	1.53	3.65	(5.06)
Total from investment operations	.59	1.03	.05	1.60	3.74	(4.92)
Distributions from net investment income	-	(.11)	(.09)	(.08)	(.08)	(.12)
Distributions from net realized gain	(.33)	(.06)	(.18)	(.11)	(.09)	(.50)
Total distributions	(.33)	(.17)	(.28) I	(.19)	(.18) H	(.62)
Net asset value, end of period	$ 13.49	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63
Total Return B, C, D	4.53%	8.39%	.55%	14.38%	49.06%	(38.96)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.08)% A	.83%	.82%	.63%	.86%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,608	$ 75,384	$ 66,418	$ 68,349	$ 63,700	$ 40,294
Portfolio turnover rate F	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34
Income from Investment Operations
Net investment income (loss) D	.06	.23	.22	.19	.19	.23
Net realized and unrealized gain (loss)	.60	.94	(.05)	1.55	3.69	(5.11)
Total from investment operations	.66	1.17	.17	1.74	3.88	(4.88)
Distributions from net investment income	(.03)	(.23)	(.21)	(.19)	(.17)	(.24)
Distributions from net realized gain	(.34)	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.36) H	(.29)	(.40)	(.30)	(.27) G	(.74)
Net asset value, end of period	$ 13.72	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72
Total Return B, C	5.03%	9.47%	1.57%	15.56%	50.42%	(38.31)%
Ratios to Average Net Assets E, F
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.92% A	1.83%	1.82%	1.62%	1.86%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 797,328	$ 716,715	$ 505,761	$ 321,529	$ 178,232	$ 82,534
Portfolio turnover rate E	20% A	23%	16%	38%	20%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

H Total distributions of $.36 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.338 per share.

I Amount represents less than 0.1%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	8.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.2	7.0
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.7
Fidelity Advisor Large Cap Fund Institutional Class	3.6	3.8
Fidelity Advisor Series Equity-Income Fund	4.8	4.9
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	4.7	1.1
Fidelity Advisor Series Opportunistic Insights Fund	3.7	3.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	4.9
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.9
Fidelity Series 100 Index Fund	1.1	1.1
Fidelity Series All-Sector Equity Fund	9.0	9.3
Fidelity Series Large Cap Value Fund	4.8	5.3
Fidelity Series Real Estate Equity Fund	0.7	0.8
Fidelity Series Small Cap Opportunities Fund	3.2	3.3
	50.4	51.5
Developed International Equity Funds
Fidelity Series International Growth Fund	7.8	7.6
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.9	7.6
	17.3	16.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.8	4.6
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.8
Fidelity Series High Income Fund	6.9	6.9
Fidelity Series Real Estate Income Fund	0.4	0.4
	8.7	8.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.0*	0.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	10.1	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.7%
Domestic Equity Funds	50.4%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	4.8%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	0.0%*
Investment Grade Bond Funds	10.1%

Six months ago
Commodity Funds	8.7%
Domestic Equity Funds	51.5%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	0.0%
Investment Grade Bond Funds	9.6%

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.1%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund (a)(b)	24,364,620	$ 195,160,603
Domestic Equity Funds - 50.4%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	1,977,815	162,734,612
Fidelity Advisor Large Cap Fund Institutional Class (b)	2,993,625	80,528,512
Fidelity Advisor Series Equity-Income Fund (b)	9,247,828	109,031,895
Fidelity Advisor Series Growth & Income Fund (b)	8,805,844	106,110,419
Fidelity Advisor Series Opportunistic Insights Fund (b)	6,411,004	82,573,737
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	8,926,900	108,640,371
Fidelity Advisor Small Cap Fund Institutional Class (b)	2,084,756	63,543,348
Fidelity Series 100 Index Fund (b)	2,272,564	25,180,005
Fidelity Series All-Sector Equity Fund (b)	14,217,915	201,325,671
Fidelity Series Large Cap Value Fund (b)	8,502,930	107,392,012
Fidelity Series Real Estate Equity Fund (b)	1,323,594	15,830,190
Fidelity Series Small Cap Opportunities Fund (b)	5,672,998	72,784,571
TOTAL DOMESTIC EQUITY FUNDS		1,135,675,343
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,148,073,707)		1,330,835,946
International Equity Funds - 22.1%

Developed International Equity Funds - 17.3%
Fidelity Series International Growth Fund (b)	12,957,796	175,837,294
Fidelity Series International Small Cap Fund (b)	2,402,862	36,739,758
Fidelity Series International Value Fund (b)	16,413,200	176,441,903
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		389,018,955

	Shares	Value
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund (b)	6,487,138	$ 108,594,695
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $417,889,557)		497,613,650
Bond Funds - 18.8%

High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund (b)	1,478,301	14,960,403
Fidelity Series Floating Rate High Income Fund (b)	1,567,705	16,586,320
Fidelity Series High Income Fund (b)	14,978,604	153,980,051
Fidelity Series Real Estate Income Fund (b)	847,077	9,300,903
TOTAL HIGH YIELD BOND FUNDS		194,827,677
Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund (b)	29,597	321,126
Investment Grade Bond Funds - 10.1%
Fidelity Series Investment Grade Bond Fund (b)	20,343,009	227,638,270
TOTAL BOND FUNDS (Cost $423,739,238)		422,787,073
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,989,702,502)		2,251,236,669
NET OTHER ASSETS (LIABILITIES) - 0.0%		(431,084)
NET ASSETS - 100%		$ 2,250,805,585
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 146,037,675	$ 6,529,645	$ 12,876,212	$ -	$ 162,734,612
Fidelity Advisor Growth & Income Fund Institutional Class	77,536,597	2,512,472	86,810,609	-	-
Fidelity Advisor Large Cap Fund Institutional Class	78,302,498	2,837,567	10,635,927	-	80,528,512
Fidelity Advisor Series Equity-Income Fund	101,253,648	7,725,782	6,000,213	1,026,098	109,031,895
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	22,423,472	82,752,170	2,218,716	-	106,110,419
Fidelity Advisor Series Opportunistic Insights Fund	71,567,575	3,441,052	4,528,383	-	82,573,737
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,988,948	4,716,970	6,966,625	-	108,640,371
Fidelity Advisor Small Cap Fund Institutional Class	60,006,024	2,593,626	6,656,117	-	63,543,348
Fidelity Series 100 Index Fund	24,100,686	1,077,217	1,762,436	-	25,180,005
Fidelity Series All-Sector Equity Fund	193,432,696	7,153,832	18,595,195	-	201,325,671
Fidelity Series Commodity Strategy Fund	182,349,768	36,304,852	8,593,523	-	195,160,603
Fidelity Series Emerging Markets Debt Fund	15,061,340	1,523,036	549,547	391,381	14,960,403
Fidelity Series Emerging Markets Fund	96,441,362	14,529,819	2,823,512	-	108,594,695
Fidelity Series Floating Rate High Income Fund	15,821,013	1,416,572	573,601	351,435	16,586,320
Fidelity Series High Income Fund	143,718,637	18,072,209	4,571,769	3,895,338	153,980,051
Fidelity Series Inflation-Protected Bond Index Fund	-	330,668	8,294	-	321,126
Fidelity Series International Growth Fund	159,255,463	10,146,233	5,501,051	-	175,837,294
Fidelity Series International Small Cap Fund	32,344,142	1,773,538	1,144,070	-	36,739,758
Fidelity Series International Value Fund	157,641,894	8,958,193	5,368,853	-	176,441,903
Fidelity Series Investment Grade Bond Fund	200,160,305	41,102,348	7,253,686	2,242,007	227,638,270
Fidelity Series Large Cap Value Fund	109,701,861	3,916,432	15,367,260	-	107,392,012
Fidelity Series Real Estate Equity Fund	16,098,520	1,717,804	674,829	105,839	15,830,190
Fidelity Series Real Estate Income Fund	9,212,263	964,316	319,979	272,417	9,300,903
Fidelity Series Small Cap Opportunities Fund	69,819,611	8,278,843	8,386,224	-	72,784,571
Total	$ 2,084,275,998	$ 270,375,196	$ 218,186,631	$ 8,284,515	$ 2,251,236,669
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,989,702,502) - See accompanying schedule		$ 2,251,236,669
Cash		9
Receivable for investments sold		3,192,966
Receivable for fund shares sold		2,087,357
Receivable from investment adviser for expense reductions		1,021
Total assets		2,256,518,022

Liabilities
Payable for investments purchased	$ 30,389
Payable for fund shares redeemed	5,249,936
Distribution and service plan fees payable	432,112
Total liabilities		5,712,437

Net Assets		$ 2,250,805,585
Net Assets consist of:
Paid in capital		$ 1,962,360,005
Undistributed net investment income		5,804,286
Accumulated undistributed net realized gain (loss) on investments		21,107,127
Net unrealized appreciation (depreciation) on investments		261,534,167
Net Assets		$ 2,250,805,585

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,325,524,311 ÷ 101,928,010 shares)		$ 13.00

Maximum offering price per share (100/94.25 of $13.00)		$ 13.79
Class T: Net Asset Value and redemption price per share ($248,258,597 ÷ 19,200,085 shares)		$ 12.93

Maximum offering price per share (100/96.50 of $12.93)		$ 13.40
Class B: Net Asset Value and offering price per share ($16,231,867 ÷ 1,266,153 shares)A		$ 12.82

Class C: Net Asset Value and offering price per share ($49,061,412 ÷ 3,836,405 shares)A		$ 12.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($611,729,398 ÷ 46,765,020 shares)		$ 13.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,284,515

Expenses
Distribution and service plan fees	$ 2,519,111
Independent trustees' compensation	3,996
Total expenses before reductions	2,523,107
Expense reductions	(3,996)	2,519,111
Net investment income (loss)		5,765,404
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,689,765
Capital gain distributions from underlying funds	6,160,694
Total net realized gain (loss)		25,850,459
Change in net unrealized appreciation (depreciation) on underlying funds		95,082,341
Net gain (loss)		120,932,800
Net increase (decrease) in net assets resulting from operations		$ 126,698,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,765,404	$ 27,744,686
Net realized gain (loss)	25,850,459	116,307,027
Change in net unrealized appreciation (depreciation)	95,082,341	38,369,090
Net increase (decrease) in net assets resulting from operations	126,698,204	182,420,803
Distributions to shareholders from net investment income	(2,139,263)	(27,167,238)
Distributions to shareholders from net realized gain	(76,670,553)	(5,583,432)
Total distributions	(78,809,816)	(32,750,670)
Share transactions - net increase (decrease)	119,039,176	289,056,044
Total increase (decrease) in net assets	166,927,564	438,726,177

Net Assets
Beginning of period	2,083,878,021	1,645,151,844
End of period (including undistributed net investment income of $5,804,286 and undistributed net investment income of $2,178,145, respectively)	$ 2,250,805,585	$ 2,083,878,021

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.03	.18	.16	.14	.14	.20
Net realized and unrealized gain (loss)	.71	.97	(.13)	1.56	3.55	(4.92)
Total from investment operations	.74	1.15	.03	1.70	3.69	(4.72)
Distributions from net investment income	(.01)	(.18)	(.15)	(.13)	(.14)	(.18)
Distributions from net realized gain	(.47)	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.48)	(.21) I	(.34)	(.24)	(.22)	(.63) H
Net asset value, end of period	$ 13.00	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18
Total Return B, C, D	5.93%	9.89%	.47%	16.13%	51.59%	(39.29)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.51% A	1.54%	1.39%	1.26%	1.51%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,325,524	$ 1,258,797	$ 1,057,102	$ 906,896	$ 669,450	$ 314,996
Portfolio turnover rate F	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47
Income from Investment Operations
Net investment income (loss) E	.02	.15	.13	.11	.12	.17
Net realized and unrealized gain (loss)	.70	.97	(.13)	1.55	3.53	(4.89)
Total from investment operations	.72	1.12	-	1.66	3.65	(4.72)
Distributions from net investment income	(.01)	(.15)	(.12)	(.11)	(.12)	(.16)
Distributions from net realized gain	(.47)	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.47) K	(.18) J	(.31)	(.21) I	(.20)	(.60) H
Net asset value, end of period	$ 12.93	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15
Total Return B, C, D	5.82%	9.69%	.19%	15.84%	51.17%	(39.42)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.26% A	1.29%	1.14%	1.01%	1.26%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,259	$ 216,701	$ 166,843	$ 169,442	$ 143,106	$ 81,463
Portfolio turnover rate F	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

K Total distributions of $.47 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.466 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.07	.05	.07	.13
Net realized and unrealized gain (loss)	.70	.95	(.12)	1.55	3.50	(4.86)
Total from investment operations	.69	1.04	(.05)	1.60	3.57	(4.73)
Distributions from net investment income	-	(.09)	(.07)	(.06)	(.07)	(.10)
Distributions from net realized gain	(.46)	(.04)	(.17)	(.10)	(.08)	(.45)
Total distributions	(.46)	(.12) I	(.24)	(.16)	(.15)	(.55) H
Net asset value, end of period	$ 12.82	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10
Total Return B, C, D	5.60%	9.02%	(.23)%	15.28%	50.43%	(39.76)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.24)% A	.79%	.64%	.51%	.76%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,232	$ 17,884	$ 22,013	$ 28,360	$ 27,408	$ 17,892
Portfolio turnover rate F	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.07	.06	.07	.12
Net realized and unrealized gain (loss)	.70	.95	(.13)	1.54	3.50	(4.85)
Total from investment operations	.69	1.04	(.06)	1.60	3.57	(4.73)
Distributions from net investment income	-	(.10)	(.08)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.46)	(.04)	(.18)	(.10)	(.08)	(.45)
Total distributions	(.46)	(.13) J	(.25) I	(.16)	(.16)	(.55) H
Net asset value, end of period	$ 12.79	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11
Total Return B, C, D	5.61%	9.04%	(.29)%	15.33%	50.28%	(39.70)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.24)% A	.79%	.64%	.51%	.76%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,061	$ 43,447	$ 38,614	$ 36,389	$ 30,994	$ 17,821
Portfolio turnover rate F	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57
Income from Investment Operations
Net investment income (loss) D	.05	.21	.19	.17	.17	.22
Net realized and unrealized gain (loss)	.72	.97	(.14)	1.57	3.55	(4.93)
Total from investment operations	.77	1.18	.05	1.74	3.72	(4.71)
Distributions from net investment income	(.02)	(.20)	(.17)	(.16)	(.16)	(.21)
Distributions from net realized gain	(.47)	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.49)	(.24)	(.36)	(.26) I	(.24)	(.65) H
Net asset value, end of period	$ 13.08	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21
Total Return B, C	6.13%	10.10%	.71%	16.51%	51.81%	(39.08)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.76% A	1.79%	1.64%	1.51%	1.76%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 611,729	$ 547,049	$ 360,580	$ 218,092	$ 97,629	$ 43,667
Portfolio turnover rate E	20% A	25%	13%	30%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.8	8.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.4	7.1
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.8
Fidelity Advisor Large Cap Fund Institutional Class	3.7	3.8
Fidelity Advisor Series Equity-Income Fund	5.0	5.0
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	4.8	1.1
Fidelity Advisor Series Opportunistic Insights Fund	3.8	3.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.9	5.0
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.9
Fidelity Series 100 Index Fund	1.1	1.2
Fidelity Series All-Sector Equity Fund	9.2	9.4
Fidelity Series Large Cap Value Fund	4.9	5.3
Fidelity Series Real Estate Equity Fund	0.7	0.8
Fidelity Series Small Cap Opportunities Fund	3.3	3.4
	51.7	52.3
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	7.7
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.0	7.7
	17.7	17.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.0	4.7
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.7
Fidelity Series High Income Fund	6.8	7.0
Fidelity Series Real Estate Income Fund	0.4	0.4
	8.5	8.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.3	8.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.8%
Domestic Equity Funds	51.7%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.3%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	52.3%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	8.3%

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund (a)(b)	23,768,104	$ 190,382,510
Domestic Equity Funds - 51.7%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	1,951,706	160,586,345
Fidelity Advisor Large Cap Fund Institutional Class (b)	2,970,171	79,897,603
Fidelity Advisor Series Equity-Income Fund (b)	9,134,579	107,696,687
Fidelity Advisor Series Growth & Income Fund (b)	8,680,872	104,604,509
Fidelity Advisor Series Opportunistic Insights Fund (b)	6,364,109	81,969,721
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	8,836,027	107,534,452
Fidelity Advisor Small Cap Fund Institutional Class (b)	2,057,738	62,719,840
Fidelity Series 100 Index Fund (b)	2,236,208	24,777,189
Fidelity Series All-Sector Equity Fund (b)	14,097,381	199,618,920
Fidelity Series Large Cap Value Fund (b)	8,452,473	106,754,732
Fidelity Series Real Estate Equity Fund (b)	1,306,493	15,625,657
Fidelity Series Small Cap Opportunities Fund (b)	5,598,844	71,833,168
TOTAL DOMESTIC EQUITY FUNDS		1,123,618,823
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,147,391,961)		1,314,001,333
International Equity Funds - 22.7%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund (b)	12,814,800	173,896,836
Fidelity Series International Small Cap Fund (b)	2,365,112	36,162,558
Fidelity Series International Value Fund (b)	16,235,787	174,534,709
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		384,594,103

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund (b)	6,544,773	$ 109,559,494
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $414,084,198)		494,153,597
Bond Funds - 16.8%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund (b)	1,408,721	14,256,257
Fidelity Series Floating Rate High Income Fund (b)	1,411,162	14,930,089
Fidelity Series High Income Fund (b)	14,452,915	148,575,964
Fidelity Series Real Estate Income Fund (b)	742,737	8,155,256
TOTAL HIGH YIELD BOND FUNDS		185,917,566
Investment Grade Bond Funds - 8.3%
Fidelity Series Investment Grade Bond Fund (b)	16,098,622	180,143,576
TOTAL BOND FUNDS (Cost $367,841,672)		366,061,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,929,317,831)		2,174,216,072
NET OTHER ASSETS (LIABILITIES) - 0.0%		(450,068)
NET ASSETS - 100%		$ 2,173,766,004
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 143,673,712	$ 5,178,165	$ 11,077,016	$ -	$ 160,586,345
Fidelity Advisor Growth & Income Fund Institutional Class	75,975,139	2,089,336	84,711,075	-	-
Fidelity Advisor Large Cap Fund Institutional Class	76,812,641	2,254,815	9,066,700	-	79,897,603
Fidelity Advisor Series Equity-Income Fund	100,676,220	6,302,287	5,326,211	1,023,649	107,696,687
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	22,294,860	81,426,796	2,258,221	-	104,604,509
Fidelity Advisor Series Opportunistic Insights Fund	71,158,645	2,780,024	4,049,738	-	81,969,721
Fidelity Advisor Series Stock Selector Large Cap Value Fund	101,402,797	3,753,365	6,502,612	-	107,534,452
Fidelity Advisor Small Cap Fund Institutional Class	59,092,069	2,056,089	5,948,571	-	62,719,840
Fidelity Series 100 Index Fund	23,560,024	848,399	1,366,347	-	24,777,189
Fidelity Series All-Sector Equity Fund	189,472,856	5,684,201	14,647,073	-	199,618,920
Fidelity Series Commodity Strategy Fund	180,115,990	33,341,615	8,479,778	-	190,382,510
Fidelity Series Emerging Markets Debt Fund	14,730,822	1,135,298	559,217	380,586	14,256,257
Fidelity Series Emerging Markets Fund	94,763,737	17,029,636	2,838,391	-	109,559,494
Fidelity Series Floating Rate High Income Fund	13,987,354	1,539,895	531,651	315,804	14,930,089
Fidelity Series High Income Fund	141,548,587	14,923,781	4,713,357	3,805,605	148,575,964
Fidelity Series International Growth Fund	156,546,342	10,833,012	5,304,206	-	173,896,836
Fidelity Series International Small Cap Fund	31,795,611	1,808,294	1,151,185	-	36,162,558
Fidelity Series International Value Fund	154,936,713	9,735,164	5,161,890	-	174,534,709
Fidelity Series Investment Grade Bond Fund	167,049,065	26,247,629	7,916,373	1,820,405	180,143,576
Fidelity Series Large Cap Value Fund	106,490,192	3,112,693	11,796,317	-	106,754,732
Fidelity Series Real Estate Equity Fund	15,629,519	1,856,873	579,058	103,884	15,625,657
Fidelity Series Real Estate Income Fund	8,218,795	727,578	298,427	241,614	8,155,256
Fidelity Series Small Cap Opportunities Fund	68,837,714	7,599,360	7,646,256	-	71,833,168
Total	$ 2,018,769,404	$ 242,264,305	$ 201,929,670	$ 7,691,547	$ 2,174,216,072
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,929,317,831) - See accompanying schedule		$ 2,174,216,072
Cash		7
Receivable for investments sold		4,177,107
Receivable for fund shares sold		2,196,373
Receivable from investment adviser for expense reductions		612
Total assets		2,180,590,171

Liabilities
Payable for investments purchased	$ 33,546
Payable for fund shares redeemed	6,339,978
Distribution and service plan fees payable	450,643
Total liabilities		6,824,167

Net Assets		$ 2,173,766,004
Net Assets consist of:
Paid in capital		$ 1,905,055,333
Undistributed net investment income		5,005,024
Accumulated undistributed net realized gain (loss) on investments		18,807,406
Net unrealized appreciation (depreciation) on investments		244,898,241
Net Assets		$ 2,173,766,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,188,562,710 ÷ 85,374,078 shares)		$ 13.92

Maximum offering price per share (100/94.25 of $13.92)		$ 14.77
Class T: Net Asset Value and redemption price per share ($311,365,479 ÷ 22,433,285 shares)		$ 13.88

Maximum offering price per share (100/96.50 of $13.88)		$ 14.38
Class B: Net Asset Value and offering price per share ($20,825,438 ÷ 1,514,703 shares)A		$ 13.75

Class C: Net Asset Value and offering price per share ($67,277,997 ÷ 4,909,647 shares)A		$ 13.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($585,734,380 ÷ 41,841,094 shares)		$ 14.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,691,547

Expenses
Distribution and service plan fees	$ 2,657,943
Independent trustees' compensation	3,880
Total expenses before reductions	2,661,823
Expense reductions	(3,880)	2,657,943
Net investment income (loss)		5,033,604
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,157,443
Capital gain distributions from underlying funds	6,087,902
Total net realized gain (loss)		23,245,345
Change in net unrealized appreciation (depreciation) on underlying funds		97,954,587
Net gain (loss)		121,199,932
Net increase (decrease) in net assets resulting from operations		$ 126,233,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,033,604	$ 26,992,967
Net realized gain (loss)	23,245,345	90,179,730
Change in net unrealized appreciation (depreciation)	97,954,587	62,667,913
Net increase (decrease) in net assets resulting from operations	126,233,536	179,840,610
Distributions to shareholders from net investment income	(1,974,119)	(26,501,610)
Distributions to shareholders from net realized gain	(73,740,059)	(5,287,230)
Total distributions	(75,714,178)	(31,788,840)
Share transactions - net increase (decrease)	104,901,832	198,765,979
Total increase (decrease) in net assets	155,421,190	346,817,749

Net Assets
Beginning of period	2,018,344,814	1,671,527,065
End of period (including undistributed net investment income of $5,005,024 and undistributed net investment income of $1,945,539, respectively)	$ 2,173,766,004	$ 2,018,344,814

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57
Income from Investment Operations
Net investment income (loss) E	.03	.19	.17	.15	.15	.21
Net realized and unrealized gain (loss)	.79	1.05	(.15)	1.69	3.87	(5.44)
Total from investment operations	.82	1.24	.02	1.84	4.02	(5.23)
Distributions from net investment income	(.01)	(.19)	(.16)	(.15)	(.15)	(.20)
Distributions from net realized gain	(.49)	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.51) I	(.23)	(.37)	(.26)	(.24)	(.75) H
Net asset value, end of period	$ 13.92	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59
Total Return B, C, D	6.13%	9.94%	.38%	16.38%	53.15%	(40.42)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.48% A	1.53%	1.38%	1.25%	1.52%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,188,563	$ 1,133,722	$ 967,348	$ 865,008	$ 670,673	$ 342,357
Portfolio turnover rate F	19% A	26%	14%	38%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

I Total distributions of $.51 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.492 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54
Income from Investment Operations
Net investment income (loss) E	.02	.16	.14	.12	.13	.18
Net realized and unrealized gain (loss)	.78	1.04	(.16)	1.68	3.86	(5.43)
Total from investment operations	.80	1.20	(.02)	1.80	3.99	(5.25)
Distributions from net investment income	- L	(.16)	(.13)	(.11)	(.13)	(.17)
Distributions from net realized gain	(.49)	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.50) K	(.19) J	(.33) I	(.22)	(.22)	(.72) H
Net asset value, end of period	$ 13.88	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57
Total Return B, C, D	6.00%	9.69%	.12%	16.06%	52.83%	(40.61)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.23% A	1.28%	1.13%	1.00%	1.27%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,365	$ 288,886	$ 262,944	$ 276,335	$ 300,594	$ 181,917
Portfolio turnover rate F	19% A	26%	14%	38%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

K Total distributions of $.50 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.492 per share.

L Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42
Income from Investment Operations
Net investment income (loss) E	(.02)	.10	.08	.06	.08	.13
Net realized and unrealized gain (loss)	.78	1.03	(.15)	1.66	3.83	(5.37)
Total from investment operations	.76	1.13	(.07)	1.72	3.91	(5.24)
Distributions from net investment income	-	(.09)	(.07)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.49)	(.04)	(.20)	(.10)	(.09)	(.55)
Total distributions	(.49)	(.13)	(.27)	(.16)	(.17)	(.66) H
Net asset value, end of period	$ 13.75	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52
Total Return B, C, D	5.73%	9.14%	(.36)%	15.43%	52.08%	(40.85)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.27)% A	.78%	.63%	.50%	.77%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,825	$ 24,481	$ 31,574	$ 41,935	$ 43,773	$ 29,479
Portfolio turnover rate F	19% A	26%	14%	38%	18%	18%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42
Income from Investment Operations
Net investment income (loss) E	(.02)	.10	.08	.06	.08	.13
Net realized and unrealized gain (loss)	.78	1.02	(.15)	1.66	3.83	(5.37)
Total from investment operations	.76	1.12	(.07)	1.72	3.91	(5.24)
Distributions from net investment income	-	(.11)	(.08)	(.07)	(.08)	(.12)
Distributions from net realized gain	(.49)	(.04)	(.20)	(.10)	(.09)	(.55)
Total distributions	(.49)	(.14) I	(.28)	(.17)	(.17)	(.67) H
Net asset value, end of period	$ 13.70	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51
Total Return B, C, D	5.75%	9.09%	(.35)%	15.39%	52.18%	(40.91)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.27)% A	.78%	.63%	.50%	.77%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,278	$ 62,893	$ 56,910	$ 58,416	$ 53,334	$ 34,036
Portfolio turnover rate F	19% A	26%	14%	38%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62
Income from Investment Operations
Net investment income (loss) D	.05	.23	.20	.18	.18	.23
Net realized and unrealized gain (loss)	.79	1.05	(.16)	1.69	3.88	(5.45)
Total from investment operations	.84	1.28	.04	1.87	4.06	(5.22)
Distributions from net investment income	(.02)	(.22)	(.19)	(.18)	(.17)	(.22)
Distributions from net realized gain	(.49)	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.51)	(.26)	(.39) I	(.29)	(.26)	(.78) H
Net asset value, end of period	$ 14.00	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62
Total Return B, C	6.31%	10.24%	.61%	16.57%	53.53%	(40.24)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.73% A	1.78%	1.63%	1.50%	1.77%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 585,734	$ 508,363	$ 352,751	$ 229,228	$ 126,440	$ 56,940
Portfolio turnover rate E	19% A	26%	14%	38%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.1	9.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.6	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	3.9
Fidelity Advisor Large Cap Fund Institutional Class	3.8	4.0
Fidelity Advisor Series Equity-Income Fund	4.9	4.9
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	4.9	1.1
Fidelity Advisor Series Opportunistic Insights Fund	3.8	3.5
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.0	5.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.0
Fidelity Series 100 Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	9.5	9.7
Fidelity Series Large Cap Value Fund	5.1	5.5
Fidelity Series Real Estate Equity Fund	0.7	0.8
Fidelity Series Small Cap Opportunities Fund	3.4	3.5
	52.9	53.5
Developed International Equity Funds
Fidelity Series International Growth Fund	8.2	8.0
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.2	7.9
	18.1	17.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.2	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.3
Fidelity Series High Income Fund	8.8	9.1
Fidelity Series Real Estate Income Fund	0.3	0.3
	10.1	10.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.6	4.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.1%
Domestic Equity Funds	52.9%
Developed International Equity Funds	18.1%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.6%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.5%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.5%

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund (a)(b)	11,648,756	$ 93,306,537
Domestic Equity Funds - 52.9%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	953,344	78,441,169
Fidelity Advisor Large Cap Fund Institutional Class (b)	1,472,151	39,600,866
Fidelity Advisor Series Equity-Income Fund (b)	4,328,143	51,028,805
Fidelity Advisor Series Growth & Income Fund (b)	4,229,465	50,965,055
Fidelity Advisor Series Opportunistic Insights Fund (b)	3,002,195	38,668,274
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	4,203,437	51,155,833
Fidelity Advisor Small Cap Fund Institutional Class (b)	1,010,918	30,812,785
Fidelity Series 100 Index Fund (b)	1,097,481	12,160,085
Fidelity Series All-Sector Equity Fund (b)	6,905,553	97,782,627
Fidelity Series Large Cap Value Fund (b)	4,174,043	52,718,165
Fidelity Series Real Estate Equity Fund (b)	637,042	7,619,023
Fidelity Series Small Cap Opportunities Fund (b)	2,771,451	35,557,710
TOTAL DOMESTIC EQUITY FUNDS		546,510,397
TOTAL DOMESTIC EQUITY FUNDS (Cost $539,965,154)		639,816,934
International Equity Funds - 23.3%

Developed International Equity Funds - 18.1%
Fidelity Series International Growth Fund (b)	6,259,337	84,939,203
Fidelity Series International Small Cap Fund (b)	1,147,232	17,541,171
Fidelity Series International Value Fund (b)	7,900,504	84,930,421
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		187,410,795

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund (b)	3,185,908	$ 53,332,105
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $204,322,939)		240,742,900
Bond Funds - 14.7%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund (b)	655,571	6,634,379
Fidelity Series Floating Rate High Income Fund (b)	341,886	3,617,154
Fidelity Series High Income Fund (b)	8,865,584	91,138,204
Fidelity Series Real Estate Income Fund (b)	299,009	3,283,121
TOTAL HIGH YIELD BOND FUNDS		104,672,858
Investment Grade Bond Funds - 4.6%
Fidelity Series Investment Grade Bond Fund (b)	4,251,131	47,570,159
TOTAL BOND FUNDS (Cost $151,284,450)		152,243,017
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $895,572,543)		1,032,802,851
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180,822)
NET ASSETS - 100%		$ 1,032,622,029
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 66,669,108	$ 5,613,290	$ 4,750,798	$ -	$ 78,441,169
Fidelity Advisor Growth & Income Fund Institutional Class	35,481,306	2,174,951	40,817,196	-	-
Fidelity Advisor Large Cap Fund Institutional Class	35,845,261	2,663,359	3,654,014	-	39,600,866
Fidelity Advisor Series Equity-Income Fund	44,779,464	5,554,343	2,035,160	461,226	51,028,805
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	9,921,685	40,414,073	829,882	-	50,965,055
Fidelity Advisor Series Opportunistic Insights Fund	31,656,678	2,959,877	1,489,478	-	38,668,274
Fidelity Advisor Series Stock Selector Large Cap Value Fund	45,101,687	4,146,351	2,137,972	-	51,155,833
Fidelity Advisor Small Cap Fund Institutional Class	27,435,072	2,231,793	2,474,680	-	30,812,785
Fidelity Series 100 Index Fund	11,099,125	928,995	697,976	-	12,160,085
Fidelity Series All-Sector Equity Fund	88,201,459	6,706,219	6,247,915	-	97,782,627
Fidelity Series Commodity Strategy Fund	83,502,801	20,451,247	3,795,449	-	93,306,537
Fidelity Series Emerging Markets Debt Fund	6,420,091	914,163	231,734	170,150	6,634,379
Fidelity Series Emerging Markets Fund	44,075,777	10,027,341	1,060,122	-	53,332,105
Fidelity Series Floating Rate High Income Fund	2,952,479	800,310	121,227	71,356	3,617,154
Fidelity Series High Income Fund	82,180,603	14,046,811	3,131,467	2,283,424	91,138,204
Fidelity Series International Growth Fund	72,337,325	9,465,313	2,516,561	-	84,939,203
Fidelity Series International Small Cap Fund	14,681,753	1,603,364	503,168	-	17,541,171
Fidelity Series International Value Fund	71,628,283	8,261,755	2,069,004	-	84,930,421
Fidelity Series Investment Grade Bond Fund	40,856,148	10,992,748	2,960,084	463,560	47,570,159
Fidelity Series Large Cap Value Fund	50,091,676	3,677,020	5,357,642	-	52,718,165
Fidelity Series Real Estate Equity Fund	7,335,896	1,152,193	237,053	50,068	7,619,023
Fidelity Series Real Estate Income Fund	3,123,821	461,577	108,653	94,513	3,283,121
Fidelity Series Small Cap Opportunities Fund	32,003,872	5,163,418	3,028,465	-	35,557,710
Total	$ 907,381,370	$ 160,410,511	$ 90,255,700	$ 3,594,297	$ 1,032,802,851
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $895,572,543) - See accompanying schedule		$ 1,032,802,851
Cash		4
Receivable for investments sold		1,450,836
Receivable for fund shares sold		1,454,998
Receivable from investment adviser for expense reductions		604
Total assets		1,035,709,293

Liabilities
Payable for investments purchased	$ 28,968
Payable for fund shares redeemed	2,876,854
Distribution and service plan fees payable	181,442
Total liabilities		3,087,264

Net Assets		$ 1,032,622,029
Net Assets consist of:
Paid in capital		$ 877,618,186
Undistributed net investment income		2,535,806
Accumulated undistributed net realized gain (loss) on investments		15,237,729
Net unrealized appreciation (depreciation) on investments		137,230,308
Net Assets		$ 1,032,622,029

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($574,247,447 ÷ 52,703,087 shares)		$ 10.90

Maximum offering price per share (100/94.25 of $10.90)		$ 11.56
Class T: Net Asset Value and redemption price per share ($112,222,455 ÷ 10,349,062 shares)		$ 10.84

Maximum offering price per share (100/96.50 of $10.84)		$ 11.23
Class B: Net Asset Value and offering price per share ($3,561,500 ÷ 329,673 shares)A		$ 10.80

Class C: Net Asset Value and offering price per share ($15,907,361 ÷ 1,477,519 shares)A		$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($326,683,266 ÷ 29,831,382 shares)		$ 10.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,594,297

Expenses
Distribution and service plan fees	$ 1,045,865
Independent trustees' compensation	1,776
Total expenses before reductions	1,047,641
Expense reductions	(1,776)	1,045,865
Net investment income (loss)		2,548,432
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	14,690,446
Capital gain distributions from underlying funds	2,965,966
Total net realized gain (loss)		17,656,412
Change in net unrealized appreciation (depreciation) on underlying funds		40,576,206
Net gain (loss)		58,232,618
Net increase (decrease) in net assets resulting from operations		$ 60,781,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,548,432	$ 12,046,883
Net realized gain (loss)	17,656,412	21,385,492
Change in net unrealized appreciation (depreciation)	40,576,206	48,075,115
Net increase (decrease) in net assets resulting from operations	60,781,050	81,507,490
Distributions to shareholders from net investment income	(979,049)	(11,684,331)
Distributions to shareholders from net realized gain	(19,046,918)	(10,873,978)
Total distributions	(20,025,967)	(22,558,309)
Share transactions - net increase (decrease)	84,644,823	205,501,582
Total increase (decrease) in net assets	125,399,906	264,450,763

Net Assets
Beginning of period	907,222,123	642,771,360
End of period (including undistributed net investment income of $2,535,806 and undistributed net investment income of $966,423, respectively)	$ 1,032,622,029	$ 907,222,123

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39
Income from Investment Operations
Net investment income (loss) E	.03	.16	.13	.12	.12	.16
Net realized and unrealized gain (loss)	.63	.81	(.14)	1.33	3.02	(4.29)
Total from investment operations	.66	.97	(.01)	1.45	3.14	(4.13)
Distributions from net investment income	(.01)	(.15)	(.12)	(.11)	(.11)	(.14)
Distributions from net realized gain	(.21)	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.22)	(.30)	(.28)	(.19)	(.18)	(.40)
Net asset value, end of period	$ 10.90	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86
Total Return B, C, D	6.41%	10.21%	.12%	16.67%	53.81%	(40.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.49% A	1.59%	1.41%	1.35%	1.53%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 574,247	$ 527,525	$ 403,850	$ 320,731	$ 205,405	$ 81,985
Portfolio turnover rate F	19% A	25%	11%	32%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36
Income from Investment Operations
Net investment income (loss) E	.01	.13	.11	.10	.10	.14
Net realized and unrealized gain (loss)	.63	.82	(.15)	1.32	3.02	(4.28)
Total from investment operations	.64	.95	(.04)	1.42	3.12	(4.14)
Distributions from net investment income	- K	(.12)	(.10)	(.09)	(.10)	(.12)
Distributions from net realized gain	(.21)	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.22) J	(.28) I	(.25) H	(.17)	(.17)	(.38)
Net asset value, end of period	$ 10.84	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84
Total Return B, C, D	6.18%	10.02%	(.15)%	16.36%	53.52%	(41.08)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.24% A	1.34%	1.16%	1.10%	1.28%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,222	$ 92,998	$ 62,438	$ 60,268	$ 43,326	$ 18,065
Portfolio turnover rate F	19% A	25%	11%	32%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

J Total distributions of $.22 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.213 per share.

K Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.06	.05	.06	.11
Net realized and unrealized gain (loss)	.63	.81	(.14)	1.32	3.01	(4.27)
Total from investment operations	.62	.89	(.08)	1.37	3.07	(4.16)
Distributions from net investment income	-	(.08)	(.05)	(.05)	(.06)	(.08)
Distributions from net realized gain	(.21)	(.15)	(.15)	(.08)	(.07)	(.26)
Total distributions	(.21)	(.23)	(.20)	(.13)	(.13)	(.34)
Net asset value, end of period	$ 10.80	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83
Total Return B, C, D	6.00%	9.40%	(.62)%	15.71%	52.74%	(41.39)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.26)% A	.84%	.66%	.60%	.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,562	$ 3,651	$ 3,786	$ 4,612	$ 4,089	$ 2,231
Portfolio turnover rate F	19% A	25%	11%	32%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.06	.05	.06	.11
Net realized and unrealized gain (loss)	.63	.81	(.14)	1.32	3.01	(4.27)
Total from investment operations	.62	.89	(.08)	1.37	3.07	(4.16)
Distributions from net investment income	-	(.09)	(.06)	(.06)	(.06)	(.08)
Distributions from net realized gain	(.21)	(.15)	(.15)	(.08)	(.07)	(.26)
Total distributions	(.21)	(.24)	(.21)	(.13) H	(.13)	(.34)
Net asset value, end of period	$ 10.77	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82
Total Return B, C, D	6.01%	9.42%	(.62)%	15.80%	52.90%	(41.39)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.26)% A	.84%	.66%	.60%	.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,907	$ 13,415	$ 9,926	$ 8,753	$ 6,199	$ 3,027
Portfolio turnover rate F	19% A	25%	11%	32%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41
Income from Investment Operations
Net investment income (loss) D	.04	.18	.16	.15	.14	.18
Net realized and unrealized gain (loss)	.64	.81	(.14)	1.32	3.04	(4.30)
Total from investment operations	.68	.99	.02	1.47	3.18	(4.12)
Distributions from net investment income	(.02)	(.17)	(.14)	(.13)	(.13)	(.16)
Distributions from net realized gain	(.21)	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.23)	(.32)	(.30)	(.21)	(.20)	(.42)
Net asset value, end of period	$ 10.95	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87
Total Return B, C	6.54%	10.43%	.45%	16.86%	54.35%	(40.81)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.74% A	1.84%	1.66%	1.60%	1.78%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 326,683	$ 269,633	$ 162,772	$ 83,240	$ 32,842	$ 12,078
Portfolio turnover rate E	19% A	25%	11%	32%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.0	9.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.6	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	4.0
Fidelity Advisor Large Cap Fund Institutional Class	3.8	4.0
Fidelity Advisor Series Equity-Income Fund	5.1	5.1
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	5.0	1.1
Fidelity Advisor Series Opportunistic Insights Fund	3.9	3.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.1	5.1
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.0
Fidelity Series 100 Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	9.5	9.8
Fidelity Series Large Cap Value Fund	5.1	5.6
Fidelity Series Real Estate Equity Fund	0.7	0.8
Fidelity Series Small Cap Opportunities Fund	3.4	3.5
	53.4	54.2
Developed International Equity Funds
Fidelity Series International Growth Fund	8.3	8.1
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.2	8.0
	18.2	17.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.3	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	9.1	9.2
Fidelity Series Real Estate Income Fund	0.3	0.3
	10.2	10.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.9	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.0%
Domestic Equity Funds	53.4%
Developed International Equity Funds	18.2%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	3.9%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	54.2%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.5%

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund (a)(b)	8,565,639	$ 68,610,767
Domestic Equity Funds - 53.4%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	704,095	57,932,930
Fidelity Advisor Large Cap Fund Institutional Class (b)	1,075,459	28,929,854
Fidelity Advisor Series Equity-Income Fund (b)	3,305,116	38,967,319
Fidelity Advisor Series Growth & Income Fund (b)	3,146,681	37,917,506
Fidelity Advisor Series Opportunistic Insights Fund (b)	2,275,673	29,310,670
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	3,175,200	38,642,185
Fidelity Advisor Small Cap Fund Institutional Class (b)	742,422	22,629,030
Fidelity Series 100 Index Fund (b)	810,405	8,979,291
Fidelity Series All-Sector Equity Fund (b)	5,087,436	72,038,096
Fidelity Series Large Cap Value Fund (b)	3,056,166	38,599,373
Fidelity Series Real Estate Equity Fund (b)	472,384	5,649,710
Fidelity Series Small Cap Opportunities Fund (b)	2,038,913	26,159,257
TOTAL DOMESTIC EQUITY FUNDS		405,755,221
TOTAL DOMESTIC EQUITY FUNDS (Cost $398,242,218)		474,365,988
International Equity Funds - 23.5%

Developed International Equity Funds - 18.2%
Fidelity Series International Growth Fund (b)	4,631,545	62,850,066
Fidelity Series International Small Cap Fund (b)	850,255	13,000,404
Fidelity Series International Value Fund (b)	5,838,814	62,767,252
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		138,617,722

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund (b)	2,380,519	$ 39,849,882
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $150,662,106)		178,467,604
Bond Funds - 14.1%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund (b)	500,664	5,066,720
Fidelity Series Floating Rate High Income Fund (b)	69,265	732,820
Fidelity Series High Income Fund (b)	6,769,229	69,587,672
Fidelity Series Real Estate Income Fund (b)	200,972	2,206,673
TOTAL HIGH YIELD BOND FUNDS		77,593,885
Investment Grade Bond Funds - 3.9%
Fidelity Series Investment Grade Bond Fund (b)	2,640,893	29,551,592
TOTAL BOND FUNDS (Cost $106,791,251)		107,145,477
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $655,695,575)		759,979,069
NET OTHER ASSETS (LIABILITIES) - 0.0%		(142,913)
NET ASSETS - 100%		$ 759,836,156
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 49,195,874	$ 4,155,739	$ 3,484,610	$ -	$ 57,932,930
Fidelity Advisor Growth & Income Fund Institutional Class	26,225,977	1,639,698	30,192,915	-	-
Fidelity Advisor Large Cap Fund Institutional Class	26,484,651	1,906,510	2,947,481	-	28,929,854
Fidelity Advisor Series Equity-Income Fund	33,840,493	4,339,203	1,282,723	349,660	38,967,319
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	7,498,583	29,891,403	571,381	-	37,917,506
Fidelity Advisor Series Opportunistic Insights Fund	23,924,742	2,215,362	1,041,215	-	29,310,670
Fidelity Advisor Series Stock Selector Large Cap Value Fund	34,081,404	3,033,126	1,533,909	-	38,642,185
Fidelity Advisor Small Cap Fund Institutional Class	20,231,800	1,649,079	1,912,481	-	22,629,030
Fidelity Series 100 Index Fund	8,202,815	687,319	523,734	-	8,979,291
Fidelity Series All-Sector Equity Fund	65,230,846	4,805,345	4,740,540	-	72,038,096
Fidelity Series Commodity Strategy Fund	62,055,569	14,188,498	2,566,818	-	68,610,767
Fidelity Series Emerging Markets Debt Fund	4,719,827	864,261	155,262	128,999	5,066,720
Fidelity Series Emerging Markets Fund	32,667,017	7,618,893	700,047	-	39,849,882
Fidelity Series Floating Rate High Income Fund	496,860	268,215	27,934	13,982	732,820
Fidelity Series High Income Fund	61,428,717	11,373,878	1,751,118	1,720,206	69,587,672
Fidelity Series International Growth Fund	53,789,744	6,662,779	1,808,390	-	62,850,066
Fidelity Series International Small Cap Fund	10,942,294	1,111,229	361,842	-	13,000,404
Fidelity Series International Value Fund	53,369,497	5,663,459	1,547,868	-	62,767,252
Fidelity Series Investment Grade Bond Fund	23,478,771	8,777,263	1,891,434	283,735	29,551,592
Fidelity Series Large Cap Value Fund	37,173,024	2,631,191	4,379,226	-	38,599,373
Fidelity Series Real Estate Equity Fund	5,424,779	825,337	128,725	37,168	5,649,710
Fidelity Series Real Estate Income Fund	2,040,650	363,389	65,125	63,865	2,206,673
Fidelity Series Small Cap Opportunities Fund	23,559,633	3,801,015	2,237,250	-	26,159,257
Total	$ 666,063,567	$ 118,472,191	$ 65,852,028	$ 2,597,615	$ 759,979,069
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $655,695,575) - See accompanying schedule		$ 759,979,069
Receivable for investments sold		2,587,538
Receivable for fund shares sold		1,315,242
Receivable from investment adviser for expense reductions		503
Total assets		763,882,352

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	17,989
Payable for fund shares redeemed	3,884,772
Distribution and service plan fees payable	143,433
Total liabilities		4,046,196

Net Assets		$ 759,836,156
Net Assets consist of:
Paid in capital		$ 642,526,232
Undistributed net investment income		1,783,950
Accumulated undistributed net realized gain (loss) on investments		11,242,480
Net unrealized appreciation (depreciation) on investments		104,283,494
Net Assets		$ 759,836,156

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($387,127,807 ÷ 35,733,530 shares)		$ 10.83

Maximum offering price per share (100/94.25 of $10.83)		$ 11.49
Class T: Net Asset Value and redemption price per share ($103,263,695 ÷ 9,568,027 shares)		$ 10.79

Maximum offering price per share (100/96.50 of $10.79)		$ 11.18
Class B: Net Asset Value and offering price per share ($5,385,668 ÷ 502,150 shares)A		$ 10.73

Class C: Net Asset Value and offering price per share ($18,756,231 ÷ 1,749,164 shares)A		$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($245,302,755 ÷ 22,519,174 shares)		$ 10.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,597,615

Expenses
Distribution and service plan fees	$ 824,986
Independent trustees' compensation	1,304
Total expenses before reductions	826,290
Expense reductions	(1,304)	824,986
Net investment income (loss)		1,772,629
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,235,706
Capital gain distributions from underlying funds	2,191,560
Total net realized gain (loss)		13,427,266
Change in net unrealized appreciation (depreciation) on underlying funds		30,059,655
Net gain (loss)		43,486,921
Net increase (decrease) in net assets resulting from operations		$ 45,259,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,772,629	$ 8,705,827
Net realized gain (loss)	13,427,266	15,586,075
Change in net unrealized appreciation (depreciation)	30,059,655	35,894,143
Net increase (decrease) in net assets resulting from operations	45,259,550	60,186,045
Distributions to shareholders from net investment income	(646,292)	(8,370,984)
Distributions to shareholders from net realized gain	(14,050,089)	(2,615,729)
Total distributions	(14,696,381)	(10,986,713)
Share transactions - net increase (decrease)	63,335,238	126,263,908
Total increase (decrease) in net assets	93,898,407	175,463,240

Net Assets
Beginning of period	665,937,749	490,474,509
End of period (including undistributed net investment income of $1,783,950 and undistributed net investment income of $657,613, respectively)	$ 759,836,156	$ 665,937,749

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32
Income from Investment Operations
Net investment income (loss) E	.03	.15	.12	.11	.11	.16
Net realized and unrealized gain (loss)	.63	.82	(.17)	1.34	3.05	(4.39)
Total from investment operations	.66	.97	(.05)	1.45	3.16	(4.23)
Distributions from net investment income	(.01)	(.14)	(.11)	(.11)	(.10)	(.13)
Distributions from net realized gain	(.21)	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.22)	(.19)	(.27)	(.18) I	(.17)	(.42) H
Net asset value, end of period	$ 10.83	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67
Total Return B, C, D	6.45%	10.23%	(.22)%	16.99%	55.94%	(42.30)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.48% A	1.56%	1.32%	1.23%	1.43%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,128	$ 352,814	$ 280,478	$ 220,549	$ 137,716	$ 57,591
Portfolio turnover rate F	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30
Income from Investment Operations
Net investment income (loss) E	.01	.13	.10	.09	.09	.14
Net realized and unrealized gain (loss)	.64	.81	(.17)	1.33	3.05	(4.37)
Total from investment operations	.65	.94	(.07)	1.42	3.14	(4.23)
Distributions from net investment income	- L	(.12)	(.09)	(.09)	(.09)	(.11)
Distributions from net realized gain	(.21)	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.22) K	(.16) J	(.25)	(.16) I	(.16)	(.41) H
Net asset value, end of period	$ 10.79	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66
Total Return B, C, D	6.32%	9.99%	(.48)%	16.66%	55.57%	(42.41)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.23% A	1.31%	1.07%	.98%	1.18%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,264	$ 89,196	$ 64,512	$ 61,195	$ 46,449	$ 21,186
Portfolio turnover rate F	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

K Total distributions of $.22 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.214 per share.

L Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.05	.04	.05	.10
Net realized and unrealized gain (loss)	.63	.81	(.17)	1.34	3.03	(4.35)
Total from investment operations	.62	.89	(.12)	1.38	3.08	(4.25)
Distributions from net investment income	-	(.08)	(.05)	(.05)	(.05)	(.08)
Distributions from net realized gain	(.20)	(.05)	(.15)	(.07)	(.07)	(.29)
Total distributions	(.20)	(.12) I	(.20)	(.12)	(.12)	(.37) H
Net asset value, end of period	$ 10.73	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64
Total Return B, C, D	6.11%	9.47%	(1.06)%	16.16%	54.72%	(42.71)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.27)% A	.81%	.57%	.48%	.68%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,386	$ 5,532	$ 5,643	$ 6,704	$ 5,847	$ 3,078
Portfolio turnover rate F	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.05	.04	.05	.10
Net realized and unrealized gain (loss)	.62	.82	(.18)	1.34	3.05	(4.35)
Total from investment operations	.61	.90	(.13)	1.38	3.10	(4.25)
Distributions from net investment income	-	(.08)	(.05)	(.05)	(.05)	(.08)
Distributions from net realized gain	(.20)	(.05)	(.15)	(.07)	(.07)	(.29)
Total distributions	(.20)	(.13)	(.20)	(.12)	(.12)	(.37) H
Net asset value, end of period	$ 10.72	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63
Total Return B, C, D	6.01%	9.53%	(1.08)%	16.16%	55.15%	(42.74)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.27)% A	.81%	.57%	.48%	.68%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,756	$ 16,188	$ 13,344	$ 12,014	$ 9,646	$ 5,436
Portfolio turnover rate F	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35
Income from Investment Operations
Net investment income (loss) D	.04	.18	.15	.13	.13	.17
Net realized and unrealized gain (loss)	.64	.82	(.18)	1.34	3.08	(4.40)
Total from investment operations	.68	1.00	(.03)	1.47	3.21	(4.23)
Distributions from net investment income	(.02)	(.16)	(.13)	(.13)	(.12)	(.15)
Distributions from net realized gain	(.21)	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.23)	(.21)	(.29)	(.20) I	(.19)	(.44) H
Net asset value, end of period	$ 10.89	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68
Total Return B, C	6.58%	10.55%	.02%	17.17%	56.66%	(42.22)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.73% A	1.81%	1.57%	1.48%	1.68%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,303	$ 202,208	$ 126,497	$ 62,785	$ 40,214	$ 15,010
Portfolio turnover rate E	18% A	28%	12%	36%	15%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.5	9.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	8.0
Fidelity Advisor Growth & Income Fund Institutional Class	0.0	4.4
Fidelity Advisor Large Cap Fund Institutional Class	4.0	4.4
Fidelity Advisor Series Equity-Income Fund	5.3	4.5
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	5.2	1.0
Fidelity Advisor Series Opportunistic Insights Fund	4.1	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.3	4.5
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.3
Fidelity Series 100 Index Fund	1.3	1.5
Fidelity Series All-Sector Equity Fund	9.9	10.6
Fidelity Series Large Cap Value Fund	5.5	6.2
Fidelity Series Real Estate Equity Fund	0.8	0.9
Fidelity Series Small Cap Opportunities Fund	3.6	3.8
	56.0	56.3
Developed International Equity Funds
Fidelity Series International Growth Fund	8.7	8.4
Fidelity Series International Small Cap Fund	1.8	1.7
Fidelity Series International Value Fund	8.6	8.4
	19.1	18.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.4	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	9.1	9.3
Fidelity Series Real Estate Income Fund	0.2	0.2
	9.9	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.1	0.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.5%
Domestic Equity Funds	56.0%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	5.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.1%

Six months ago
Commodity Funds	9.7%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.1%

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund (a)(b)	1,265,283	$ 10,134,916
Domestic Equity Funds - 56.0%
Fidelity Advisor Equity Growth Fund Institutional Class (b)	102,264	8,414,279
Fidelity Advisor Large Cap Fund Institutional Class (b)	158,921	4,274,983
Fidelity Advisor Series Equity-Income Fund (b)	477,120	5,625,240
Fidelity Advisor Series Growth & Income Fund (b)	461,576	5,561,986
Fidelity Advisor Series Opportunistic Insights Fund (b)	334,406	4,307,151
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	467,747	5,692,478
Fidelity Advisor Small Cap Fund Institutional Class (b)	108,807	3,316,447
Fidelity Series 100 Index Fund (b)	122,779	1,360,389
Fidelity Series All-Sector Equity Fund (b)	745,815	10,560,737
Fidelity Series Large Cap Value Fund (b)	463,525	5,854,325
Fidelity Series Real Estate Equity Fund (b)	72,949	872,475
Fidelity Series Small Cap Opportunities Fund (b)	299,753	3,845,835
TOTAL DOMESTIC EQUITY FUNDS		59,686,325
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,350,471)		69,821,241
International Equity Funds - 24.5%

Developed International Equity Funds - 19.1%
Fidelity Series International Growth Fund (b)	682,409	9,260,295
Fidelity Series International Small Cap Fund (b)	122,370	1,871,041
Fidelity Series International Value Fund (b)	858,298	9,226,706
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		20,358,042

	Shares	Value
Emerging Markets Equity Funds - 5.4%
Fidelity Series Emerging Markets Fund (b)	346,173	$ 5,794,932
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,803,949)		26,152,974
Bond Funds - 10.0%

High Yield Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund (b)	64,724	655,008
Fidelity Series Floating Rate High Income Fund (b)	896	9,477
Fidelity Series High Income Fund (b)	942,156	9,685,363
Fidelity Series Real Estate Income Fund (b)	23,279	255,600
TOTAL HIGH YIELD BOND FUNDS		10,605,448
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund (b)	9,204	102,995
TOTAL BOND FUNDS (Cost $10,752,670)		10,708,443
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $98,907,090)		106,682,658
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,838)
NET ASSETS - 100%		$ 106,664,820
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Growth Fund Institutional Class	$ 4,717,573	$ 2,785,247	$ 79,853	$ -	$ 8,414,279
Fidelity Advisor Growth & Income Fund Institutional Class	2,595,183	971,502	3,818,648	-	-
Fidelity Advisor Large Cap Fund Institutional Class	2,597,322	1,365,168	90,605	-	4,274,983
Fidelity Advisor Series Equity-Income Fund	2,664,286	2,793,115	48,624	36,301	5,625,240
Fidelity Advisor Series Growth & Income Fund (formerly Fidelity Advisor Series Mega Cap Fund)	597,982	4,860,499	26,358	-	5,561,986
Fidelity Advisor Series Opportunistic Insights Fund	1,895,518	1,926,607	37,413	-	4,307,151
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,677,427	2,731,910	56,239	-	5,692,478
Fidelity Advisor Small Cap Fund Institutional Class	1,939,859	1,091,586	39,727	-	3,316,447
Fidelity Series 100 Index Fund	873,917	451,682	36,614	-	1,360,389
Fidelity Series All-Sector Equity Fund	6,287,353	3,664,400	176,837	-	10,560,737
Fidelity Series Commodity Strategy Fund	5,784,182	5,050,043	146,993	-	10,134,916
Fidelity Series Emerging Markets Debt Fund	356,627	340,207	5,591	13,152	655,008
Fidelity Series Emerging Markets Fund	3,113,335	2,626,151	20,610	-	5,794,932
Fidelity Series Floating Rate High Income Fund	1,943	7,675	95	118	9,477
Fidelity Series High Income Fund	5,468,666	4,792,478	406,576	197,720	9,685,363
Fidelity Series International Growth Fund	5,007,955	3,724,066	29,586	-	9,260,295
Fidelity Series International Small Cap Fund	1,011,976	707,499	11,103	-	1,871,041
Fidelity Series International Value Fund	4,963,040	3,668,786	57,135	-	9,226,706
Fidelity Series Investment Grade Bond Fund	68,328	75,474	38,906	840	102,995
Fidelity Series Large Cap Value Fund	3,698,707	1,963,518	167,919	-	5,854,325
Fidelity Series Real Estate Equity Fund	544,808	402,511	4,972	4,904	872,475
Fidelity Series Real Estate Income Fund	134,922	134,828	1,073	6,237	255,600
Fidelity Series Small Cap Opportunities Fund	2,255,121	1,543,381	41,993	-	3,845,835
Total	$ 59,256,030	$ 47,678,333	$ 5,343,470	$ 259,272	$ 106,682,658
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $98,907,090) - See accompanying schedule		$ 106,682,658
Receivable for investments sold		2,080
Receivable for fund shares sold		413,420
Receivable from investment adviser for expense reductions		287
Total assets		107,098,445

Liabilities
Payable for investments purchased	$ 73,718
Payable for fund shares redeemed	341,781
Distribution and service plan fees payable	18,126
Total liabilities		433,625

Net Assets		$ 106,664,820
Net Assets consist of:
Paid in capital		$ 98,002,258
Undistributed net investment income		172,268
Accumulated undistributed net realized gain (loss) on investments		714,726
Net unrealized appreciation (depreciation) on investments		7,775,568
Net Assets		$ 106,664,820

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,099,503 ÷ 5,119,588 shares)		$ 11.15

Maximum offering price per share (100/94.25 of $11.15)		$ 11.83
Class T: Net Asset Value and redemption price per share ($13,051,971 ÷ 1,172,796 shares)		$ 11.13

Maximum offering price per share (100/96.50 of $11.13)		$ 11.53
Class C: Net Asset Value and offering price per share ($1,618,008 ÷ 145,367 shares)A		$ 11.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,895,338 ÷ 3,119,518 shares)		$ 11.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 259,272

Expenses
Distribution and service plan fees	$ 87,727
Independent trustees' compensation	139
Total expenses before reductions	87,866
Expense reductions	(139)	87,727
Net investment income (loss)		171,545
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	509,658
Capital gain distributions from underlying funds	308,975
Total net realized gain (loss)		818,633
Change in net unrealized appreciation (depreciation) on underlying funds		4,582,208
Net gain (loss)		5,400,841
Net increase (decrease) in net assets resulting from operations		$ 5,572,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 171,545	$ 516,037
Net realized gain (loss)	818,633	755,707
Change in net unrealized appreciation (depreciation)	4,582,208	3,283,912
Net increase (decrease) in net assets resulting from operations	5,572,386	4,555,656
Distributions to shareholders from net investment income	(44,363)	(473,172)
Distributions to shareholders from net realized gain	(775,793)	(129,809)
Total distributions	(820,156)	(602,981)
Share transactions - net increase (decrease)	42,666,461	47,565,310
Total increase (decrease) in net assets	47,418,691	51,517,985

Net Assets
Beginning of period	59,246,129	7,728,144
End of period (including undistributed net investment income of $172,268 and undistributed net investment income of $45,086, respectively)	$ 106,664,820	$ 59,246,129

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.18	.11
Net realized and unrealized gain (loss)	.70	.83	(.11)
Total from investment operations	.72	1.01	-
Distributions from net investment income	(.01)	(.13)	(.11)
Distributions from net realized gain	(.12)	(.07)	(.15)
Total distributions	(.13)	(.20)	(.25) I
Net asset value, end of period	$ 11.15	$ 10.56	$ 9.75
Total Return B, C, D	6.82%	10.51%	.29%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	.38% A	1.82%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,100	$ 32,476	$ 2,655
Portfolio turnover rate F	13% A	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.16	.09
Net realized and unrealized gain (loss)	.69	.82	(.10)
Total from investment operations	.70	.98	(.01)
Distributions from net investment income	-	(.11)	(.09)
Distributions from net realized gain	(.12)	(.07)	(.15)
Total distributions	(.12)	(.18)	(.24)
Net asset value, end of period	$ 11.13	$ 10.55	$ 9.75
Total Return B, C, D	6.68%	10.24%	.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	.13% A	1.57%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,052	$ 7,239	$ 1,444
Portfolio turnover rate F	13% A	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.10	.05
Net realized and unrealized gain (loss)	.69	.83	(.10)
Total from investment operations	.67	.93	(.05)
Distributions from net investment income	-	(.03)	(.06)
Distributions from net realized gain	(.11)	(.07)	(.15)
Total distributions	(.11)	(.10)	(.21)
Net asset value, end of period	$ 11.13	$ 10.57	$ 9.74
Total Return B, C, D	6.37%	9.69%	(.27)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.37)% A	1.07%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,618	$ 1,094	$ 1,127
Portfolio turnover rate F	13% A	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.21	.13
Net realized and unrealized gain (loss)	.70	.83	(.11)
Total from investment operations	.73	1.04	.02
Distributions from net investment income	(.01)	(.14)	(.12)
Distributions from net realized gain	(.12)	(.07)	(.15)
Total distributions	(.13)	(.21)	(.26) I
Net asset value, end of period	$ 11.19	$ 10.59	$ 9.76
Total Return B, C	6.95%	10.84%	.51%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.63% A	2.07%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,895	$ 18,438	$ 2,503
Portfolio turnover rate E	13% A	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 294,108,393	$ 19,405,694	$ (2,678,535)	$ 16,727,159
Advisor Freedom 2005	284,879,491	23,327,082	(3,953,641)	19,373,441
Advisor Freedom 2010	827,515,446	83,461,728	(16,196,557)	67,265,171
Advisor Freedom 2015	1,768,253,280	204,666,668	(34,818,110)	169,848,558
Advisor Freedom 2020	3,059,911,210	353,825,063	(70,880,463)	282,944,600
Advisor Freedom 2025	2,794,264,137	374,719,797	(69,558,209)	305,161,588
Advisor Freedom 2030	2,786,800,422	386,473,252	(73,820,534)	312,652,718
Advisor Freedom 2035	1,995,139,418	308,610,580	(52,513,329)	256,097,251
Advisor Freedom 2040	1,934,372,975	291,671,576	(51,828,479)	239,843,097
Advisor Freedom 2045	898,386,871	156,515,047	(22,099,067)	134,415,980
Advisor Freedom 2050	658,024,319	118,673,991	(16,719,241)	101,954,750
Advisor Freedom 2055	99,058,124	8,795,762	(1,171,228)	7,624,534

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	17,499,029	34,424,206
Advisor Freedom 2005	35,398,361	45,493,057
Advisor Freedom 2010	80,416,475	115,958,349
Advisor Freedom 2015	147,146,767	219,196,888
Advisor Freedom 2020	314,554,183	349,287,391
Advisor Freedom 2025	356,971,769	287,939,954
Advisor Freedom 2030	316,113,834	298,130,356
Advisor Freedom 2035	270,375,196	218,186,631
Advisor Freedom 2040	242,264,305	201,929,670
Advisor Freedom 2045	160,410,511	90,255,700
Advisor Freedom 2050	118,472,191	65,852,028
Advisor Freedom 2055	47,678,333	5,343,470

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 216,524	$ 12,524
Class T	.25%	.25%	131,806	1,087
Class B	.75%	.25%	10,467	8,283
Class C	.75%	.25%	81,124	14,492
			$ 439,921	$ 36,386
Advisor Freedom 2005
Class A	0%	.25%	$ 247,260	$ 27,674
Class T	.25%	.25%	68,814	428
Class B	.75%	.25%	5,771	4,403
Class C	.75%	.25%	43,947	5,077
			$ 365,792	$ 37,582
Advisor Freedom 2010
Class A	0%	.25%	$ 665,071	$ 64,465
Class T	.25%	.25%	323,152	3,787
Class B	.75%	.25%	27,945	21,686
Class C	.75%	.25%	190,607	19,572
			$ 1,206,775	$ 109,510
Advisor Freedom 2015
Class A	0%	.25%	$ 1,454,472	$ 138,328
Class T	.25%	.25%	573,788	6,029
Class B	.75%	.25%	77,935	59,803
Class C	.75%	.25%	362,965	47,663
			$ 2,469,160	$ 251,823
Advisor Freedom 2020
Class A	0%	.25%	$ 2,429,978	$ 226,235
Class T	.25%	.25%	1,113,320	6,968
Class B	.75%	.25%	149,792	115,977
Class C	.75%	.25%	522,943	72,197
			$ 4,216,033	$ 421,377
Advisor Freedom 2025
Class A	0%	.25%	$ 2,297,657	$ 249,262
Class T	.25%	.25%	860,149	4,774
Class B	.75%	.25%	106,170	81,577
Class C	.75%	.25%	390,141	55,067
			$ 3,654,117	$ 390,680
Advisor Freedom 2030
Class A	0%	.25%	$ 2,207,808	$ 198,518
Class T	.25%	.25%	1,018,155	5,524
Class B	.75%	.25%	125,988	97,264
Class C	.75%	.25%	387,123	56,474
			$ 3,739,074	$ 357,780
Advisor Freedom 2035
Class A	0%	.25%	$ 1,619,675	$ 167,799
Class T	.25%	.25%	584,460	1,964
Class B	.75%	.25%	84,141	64,741
Class C	.75%	.25%	230,835	33,408
			$ 2,519,111	$ 267,912

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 1,463,895	$ 117,703
Class T	.25%	.25%	758,569	5,558
Class B	.75%	.25%	111,207	85,727
Class C	.75%	.25%	324,272	41,968
			$ 2,657,943	$ 250,956
Advisor Freedom 2045
Class A	0%	.25%	$ 693,746	$ 67,529
Class T	.25%	.25%	260,500	-
Class B	.75%	.25%	18,116	13,922
Class C	.75%	.25%	73,503	15,796
			$ 1,045,865	$ 97,247
Advisor Freedom 2050
Class A	0%	.25%	$ 464,723	$ 29,701
Class T	.25%	.25%	245,277	-
Class B	.75%	.25%	27,647	20,965
Class C	.75%	.25%	87,339	15,106
			$ 824,986	$ 65,772
Advisor Freedom 2055
Class A	0%	.25%	$ 55,966	$ 6,273
Class T	.25%	.25%	24,951	-
Class C	.25%	.25%	6,810	4,709
			$ 87,727	$ 10,982

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 4,581
Class T	1,075
Class B*	2,765
Class C*	822
$ 9,243
Advisor Freedom 2005
Class A	$ 3,225
Class T	519
Class B*	117
Class C*	186
$ 4,047
Advisor Freedom 2010
Class A	$ 6,840
Class T	5,042
Class B*	4,566
Class C*	744
$ 17,192

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 18,390
Class T	9,025
Class B*	3,975
Class C*	2,111
$ 33,501
Advisor Freedom 2020
Class A	$ 41,003
Class T	18,987
Class B*	11,308
Class C*	5,333
$ 76,631
Advisor Freedom 2025
Class A	$ 117,130
Class T	18,750
Class B*	13,311
Class C*	3,649
$ 152,840
Advisor Freedom 2030
Class A	$ 43,321
Class T	18,269
Class B*	7,629
Class C*	5,689
$ 74,908
Advisor Freedom 2035
Class A	$ 33,922
Class T	16,582
Class B*	5,663
Class C*	4,361
$ 60,528
Advisor Freedom 2040
Class A	$ 47,865
Class T	18,233
Class B*	10,573
Class C*	4,285
$ 80,956
Advisor Freedom 2045
Class A	$ 16,649
Class T	8,273
Class B*	2,051
Class C*	2,642
$ 29,615
Advisor Freedom 2050
Class A	$ 15,585
Class T	6,412
Class B*	3,653
Class C*	2,542
$ 28,192
Advisor Freedom 2055
Class A	$ 4,086
Class T	2,767
Class C*	165
$ 7,018

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Growth & Income Fund Institutional Class for securities, including accrued interest, and non-taxable exchanges of those securities for shares of Fidelity Advisor Series Growth & Income Fund, an affiliated investment company managed by FMR. Realized gains and losses on the redemptions of Fidelity Advisor Growth & Income Fund Institutional Class in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Securities, including accrued interest, reallocated	Realized Gain (Loss) on redemption of Fidelity Advisor Growth & Income Fund Institutional Class
Advisor Freedom Income	$ 3,012,344	$ 1,291,049
Advisor Freedom 2005	4,644,447	1,360,371
Advisor Freedom 2010	19,264,933	5,099,845
Advisor Freedom 2015	43,737,590	10,706,802
Advisor Freedom 2020	80,471,120	19,881,084
Advisor Freedom 2025	90,140,248	18,877,601
Advisor Freedom 2030	95,994,672	20,854,941
Advisor Freedom 2035	79,465,839	15,521,613
Advisor Freedom 2040	78,900,348	13,518,567
Advisor Freedom 2045	38,130,440	14,343,043
Advisor Freedom 2050	28,101,181	10,910,824
Advisor Freedom 2055	3,739,435	567,690

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$ 321
Class T	.50%	99
Class B	1.00%	4
Class C	1.00%	30
Institutional Class	.00%	151
Advisor Freedom 2005
Class A	.25%	370
Class T	.50%	53
Class B	1.00%	2
Class C	1.00%	17
Institutional Class	.00%	133
Advisor Freedom 2010
Class A	.25%	983
Class T	.50%	244
Class B	1.00%	9
Class C	1.00%	71
Institutional Class	.00%	391

Semiannual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2015
Class A	.25%	$ 2,150
Class T	.50%	437
Class B	1.00%	27
Class C	1.00%	139
Institutional Class	.00%	903
Advisor Freedom 2020
Class A	.25%	3,562
Class T	.50%	847
Class B	1.00%	52
Class C	1.00%	197
Institutional Class	.00%	1,527
Advisor Freedom 2025
Class A	.25%	3,338
Class T	.50%	646
Class B	1.00%	35
Class C	1.00%	146
Institutional Class	.00%	1,387
Advisor Freedom 2030
Class A	.25%	3,213
Class T	.50%	759
Class B	1.00%	43
Class C	1.00%	146
Institutional Class	.00%	1,441
Advisor Freedom 2035
Class A	.25%	2,353
Class T	.50%	439
Class B	1.00%	29
Class C	1.00%	88
Institutional Class	.00%	1,087
Advisor Freedom 2040
Class A	.25%	2,122
Class T	.50%	554
Class B	1.00%	38
Class C	1.00%	120
Institutional Class	.00%	1,046
Advisor Freedom 2045
Class A	.25%	988
Class T	.50%	193
Class B	1.00%	6
Class C	1.00%	27
Institutional Class	.00%	562
Advisor Freedom 2050
Class A	.25%	664
Class T	.50%	177
Class B	1.00%	9
Class C	1.00%	33
Institutional Class	.00%	421

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2055
Class A	.25%	$ 75
Class T	.50%	17
Class C	1.00%	2
Institutional Class	.00%	45

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom Income
From net investment income
Class A	$ 656,311	$ 1,869,112
Class T	128,512	433,735
Class B	-	9,453
Class C	1,476	61,486
Institutional Class	372,019	900,709
Total	$ 1,158,318	$ 3,274,495
From net realized gain
Class A	$ 1,977,628	$ 2,240,481
Class T	612,330	669,554
Class B	24,775	32,437
Class C	184,052	210,904
Institutional Class	851,104	901,737
Total	$ 3,649,889	$ 4,055,113
Advisor Freedom 2005
From net investment income
Class A	$ 288,226	$ 2,280,196
Class T	25,627	219,973
Class B	-	4,601
Class C	-	31,434
Institutional Class	142,651	820,798
Total	$ 456,504	$ 3,357,002
From net realized gain
Class A	$ 1,237,673	$ 1,208,263
Class T	170,073	146,502
Class B	7,054	8,377
Class C	52,005	47,485
Institutional Class	433,896	369,028
Total	$ 1,900,701	$ 1,779,655

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2010
From net investment income
Class A	$ 774,729	$ 7,248,480
Class T	113,125	1,357,322
Class B	-	35,114
Class C	-	221,866
Institutional Class	414,104	2,901,048
Total	$ 1,301,958	$ 11,763,830
From net realized gain
Class A	$ 5,337,041	$ 3,797,581
Class T	1,275,224	877,542
Class B	57,586	49,505
Class C	369,929	264,617
Institutional Class	1,974,957	1,313,996
Total	$ 9,014,737	$ 6,303,241
Advisor Freedom 2015
From net investment income
Class A	$ 1,692,286	$ 15,443,272
Class T	181,793	2,370,199
Class B	-	95,446
Class C	-	437,291
Institutional Class	977,995	6,470,240
Total	$ 2,852,074	$ 24,816,448
From net realized gain
Class A	$ 19,179,240	$ 8,264,610
Class T	3,708,566	1,548,591
Class B	261,176	133,932
Class C	1,169,651	514,113
Institutional Class	7,673,501	2,975,791
Total	$ 31,992,134	$ 13,437,037
Advisor Freedom 2020
From net investment income
Class A	$ 2,838,484	$ 26,237,034
Class T	366,712	4,698,779
Class B	-	207,668
Class C	-	650,444
Institutional Class	1,610,985	10,832,707
Total	$ 4,816,181	$ 42,626,632
From net realized gain
Class A	$ 37,348,421	$ 12,221,481
Class T	8,334,361	2,642,164
Class B	591,092	229,820
Class C	1,936,305	642,700
Institutional Class	14,916,514	4,363,557
Total	$ 63,126,693	$ 20,099,722

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2025
From net investment income
Class A	$ 2,418,460	$ 24,790,567
Class T	259,209	3,595,303
Class B	-	163,792
Class C	-	561,745
Institutional Class	1,349,155	9,737,534
Total	$ 4,026,824	$ 38,848,941
From net realized gain
Class A	$ 53,211,723	$ 9,143,726
Class T	9,694,413	1,563,144
Class B	637,953	130,245
Class C	2,189,425	386,200
Institutional Class	20,184,567	3,124,129
Total	$ 85,918,081	$ 14,347,444
Advisor Freedom 2030
From net investment income
Class A	$ 2,350,262	$ 24,782,410
Class T	292,762	4,552,485
Class B	-	210,414
Class C	-	585,019
Institutional Class	1,396,421	10,634,898
Total	$ 4,039,445	$ 40,765,226
From net realized gain
Class A	$ 44,132,595	$ 7,915,192
Class T	9,895,307	1,715,030
Class B	642,741	137,323
Class C	1,904,406	342,181
Institutional Class	18,153,440	2,964,978
Total	$ 74,728,489	$ 13,074,704
Advisor Freedom 2035
From net investment income
Class A	$ 1,192,449	$ 16,875,467
Class T	86,655	2,349,822
Class B	-	135,304
Class C	-	332,280
Institutional Class	860,159	7,474,365
Total	$ 2,139,263	$ 27,167,238
From net realized gain
Class A	$ 46,306,621	$ 3,487,770
Class T	8,076,146	574,019
Class B	624,641	55,352
Class C	1,621,494	122,062
Institutional Class	20,041,651	1,344,229
Total	$ 76,670,553	$ 5,583,432

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2040
From net investment income
Class A	$ 1,097,416	$ 15,416,805
Class T	85,902	3,246,224
Class B	-	187,384
Class C	-	477,964
Institutional Class	790,801	7,173,233
Total	$ 1,974,119	$ 26,501,610
From net realized gain
Class A	$ 41,532,752	$ 3,045,286
Class T	10,566,271	769,855
Class B	827,214	73,757
Class C	2,286,483	168,492
Institutional Class	18,527,339	1,229,840
Total	$ 73,740,059	$ 5,287,230
Advisor Freedom 2045
From net investment income
Class A	$ 520,632	$ 6,957,403
Class T	37,622	988,121
Class B	-	27,566
Class C	-	101,775
Institutional Class	420,795	3,609,466
Total	$ 979,049	$ 11,684,331
From net realized gain
Class A	$ 11,089,758	$ 6,744,595
Class T	2,003,353	1,044,959
Class B	71,783	57,582
Class C	280,418	162,607
Institutional Class	5,601,606	2,864,235
Total	$ 19,046,918	$ 10,873,978
Advisor Freedom 2050
From net investment income
Class A	$ 313,112	$ 4,634,192
Class T	36,098	923,527
Class B	-	42,092
Class C	-	123,643
Institutional Class	297,082	2,647,530
Total	$ 646,292	$ 8,370,984
From net realized gain
Class A	$ 7,445,118	$ 1,465,892
Class T	1,931,226	345,032
Class B	108,074	25,867
Class C	328,577	67,326
Institutional Class	4,237,094	711,612
Total	$ 14,050,089	$ 2,615,729

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2055
From net investment income
Class A	$ 21,336	$ 273,976
Class T	777	55,233
Class C	-	2,070
Institutional Class	22,250	141,893
Total	$ 44,363	$ 473,172
From net realized gain
Class A	$ 426,693	$ 68,154
Class T	93,872	17,814
Class C	12,499	6,257
Institutional Class	242,729	37,584
Total	$ 775,793	$ 129,809

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom Income
Class A
Shares sold	2,127,608	5,667,328	$ 23,600,685	$ 62,675,823
Reinvestment of distributions	233,337	368,047	2,598,148	4,049,319
Shares redeemed	(3,275,171)	(5,438,505)	(36,202,478)	(60,152,423)
Net increase (decrease)	(914,226)	596,870	$ (10,003,645)	$ 6,572,719
Class T
Shares sold	949,875	1,752,672	$ 10,523,058	$ 19,341,827
Reinvestment of distributions	65,060	97,192	724,314	1,067,874
Shares redeemed	(1,244,182)	(2,181,141)	(13,735,429)	(24,078,105)
Net increase (decrease)	(229,247)	(331,277)	$ (2,488,057)	$ (3,668,404)
Class B
Shares sold	2,322	13,728	$ 26,023	$ 151,709
Reinvestment of distributions	1,998	3,419	22,258	37,528
Shares redeemed	(30,737)	(75,727)	(340,211)	(836,079)
Net increase (decrease)	(26,417)	(58,580)	$ (291,930)	$ (646,842)
Class C
Shares sold	125,978	326,072	$ 1,395,075	$ 3,593,856
Reinvestment of distributions	13,707	19,976	152,687	219,246
Shares redeemed	(222,037)	(428,327)	(2,451,845)	(4,730,145)
Net increase (decrease)	(82,352)	(82,279)	$ (904,083)	$ (917,043)
Institutional Class
Shares sold	1,503,550	3,768,736	$ 16,650,115	$ 41,751,702
Reinvestment of distributions	109,483	161,577	1,220,655	1,781,582
Shares redeemed	(1,593,395)	(2,467,458)	(17,694,370)	(27,262,092)
Net increase (decrease)	19,638	1,462,855	$ 176,400	$ 16,271,192
Advisor Freedom 2005
Class A
Shares sold	2,439,583	5,950,479	$ 28,962,357	$ 69,001,688
Reinvestment of distributions	125,138	296,966	1,494,144	3,414,979
Shares redeemed	(3,432,513)	(6,013,562)	(40,833,056)	(69,615,909)
Net increase (decrease)	(867,792)	233,883	$ (10,376,555)	$ 2,800,758

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2005
Class T
Shares sold	763,163	1,289,243	$ 9,063,185	$ 14,935,857
Reinvestment of distributions	16,130	30,601	192,591	352,432
Shares redeemed	(662,766)	(1,066,736)	(7,860,505)	(12,303,077)
Net increase (decrease)	116,527	253,108	$ 1,395,271	$ 2,985,212
Class B
Shares sold	7,317	652	$ 86,101	$ 7,549
Reinvestment of distributions	573	1,083	6,870	12,534
Shares redeemed	(11,742)	(41,276)	(138,505)	(481,200)
Net increase (decrease)	(3,852)	(39,541)	$ (45,534)	$ (461,117)
Class C
Shares sold	100,114	173,944	$ 1,182,757	$ 2,021,586
Reinvestment of distributions	3,910	6,077	46,649	70,003
Shares redeemed	(36,446)	(201,333)	(432,960)	(2,316,273)
Net increase (decrease)	67,578	(21,312)	$ 796,446	$ (224,684)
Institutional Class
Shares sold	1,517,703	3,014,914	$ 18,148,736	$ 35,073,813
Reinvestment of distributions	47,781	102,306	573,852	1,182,672
Shares redeemed	(1,642,132)	(1,314,929)	(19,629,453)	(15,314,119)
Net increase (decrease)	(76,648)	1,802,291	$ (906,865)	$ 20,942,366
Advisor Freedom 2010
Class A
Shares sold	5,251,004	12,708,869	$ 65,509,212	$ 153,017,064
Reinvestment of distributions	482,691	915,288	6,052,943	10,935,441
Shares redeemed	(8,212,668)	(16,811,351)	(102,673,254)	(202,005,316)
Net increase (decrease)	(2,478,973)	(3,187,194)	$ (31,111,099)	$ (38,052,811)
Class T
Shares sold	1,988,555	3,712,396	$ 24,769,437	$ 44,524,286
Reinvestment of distributions	109,343	183,018	1,367,885	2,182,056
Shares redeemed	(2,151,946)	(4,809,687)	(26,775,213)	(57,632,993)
Net increase (decrease)	(54,048)	(914,273)	$ (637,891)	$ (10,926,651)
Class B
Shares sold	2,091	9,563	$ 26,054	$ 115,968
Reinvestment of distributions	4,319	6,587	54,166	78,910
Shares redeemed	(134,739)	(268,639)	(1,681,733)	(3,216,272)
Net increase (decrease)	(128,329)	(252,489)	$ (1,601,513)	$ (3,021,394)
Class C
Shares sold	242,554	499,095	$ 3,007,095	$ 5,991,309
Reinvestment of distributions	27,051	36,663	336,513	435,812
Shares redeemed	(414,658)	(681,672)	(5,132,115)	(8,150,135)
Net increase (decrease)	(145,053)	(145,914)	$ (1,788,507)	$ (1,723,014)
Institutional Class
Shares sold	3,673,331	7,292,808	$ 46,090,376	$ 88,270,797
Reinvestment of distributions	189,747	351,077	2,387,014	4,208,551
Shares redeemed	(3,434,320)	(5,034,949)	(43,073,302)	(60,844,334)
Net increase (decrease)	428,758	2,608,936	$ 5,404,088	$ 31,635,014
Advisor Freedom 2015
Class A
Shares sold	11,822,758	28,506,295	$ 146,918,566	$ 342,099,746
Reinvestment of distributions	1,656,125	1,974,621	20,668,444	23,498,680
Shares redeemed	(17,748,439)	(28,730,020)	(220,413,154)	(344,939,129)
Net increase (decrease)	(4,269,556)	1,750,896	$ (52,826,144)	$ 20,659,297

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2015
Class T
Shares sold	3,671,924	7,048,273	$ 45,534,032	$ 84,377,992
Reinvestment of distributions	304,740	321,618	3,800,102	3,825,959
Shares redeemed	(3,781,181)	(7,173,479)	(46,927,498)	(85,670,361)
Net increase (decrease)	195,483	196,412	$ 2,406,636	$ 2,533,590
Class B
Shares sold	11,654	18,918	$ 143,580	$ 230,299
Reinvestment of distributions	19,480	17,784	242,911	211,983
Shares redeemed	(285,193)	(631,455)	(3,531,583)	(7,538,504)
Net increase (decrease)	(254,059)	(594,753)	$ (3,145,092)	$ (7,096,222)
Class C
Shares sold	622,383	1,112,764	$ 7,659,257	$ 13,243,553
Reinvestment of distributions	87,547	73,853	1,086,460	876,636
Shares redeemed	(707,866)	(1,330,728)	(8,744,282)	(15,851,708)
Net increase (decrease)	2,064	(144,111)	$ 1,435	$ (1,731,519)
Institutional Class
Shares sold	7,840,567	16,268,843	$ 98,081,157	$ 196,562,251
Reinvestment of distributions	684,252	782,959	8,601,045	9,370,557
Shares redeemed	(8,040,817)	(8,997,016)	(100,382,528)	(108,722,993)
Net increase (decrease)	484,002	8,054,786	$ 6,299,674	$ 97,209,815
Advisor Freedom 2020
Class A
Shares sold	19,365,269	44,416,958	$ 251,542,064	$ 555,194,594
Reinvestment of distributions	3,062,857	3,073,389	39,817,141	38,099,250
Shares redeemed	(25,715,135)	(39,485,922)	(333,808,007)	(494,297,897)
Net increase (decrease)	(3,287,009)	8,004,425	$ (42,448,802)	$ 98,995,947
Class T
Shares sold	6,517,644	12,011,989	$ 84,591,367	$ 150,203,034
Reinvestment of distributions	657,577	579,475	8,548,496	7,192,079
Shares redeemed	(5,429,437)	(10,936,020)	(70,538,381)	(136,699,168)
Net increase (decrease)	1,745,784	1,655,444	$ 22,601,482	$ 20,695,945
Class B
Shares sold	14,441	23,018	$ 188,912	$ 283,038
Reinvestment of distributions	42,098	32,154	547,279	399,675
Shares redeemed	(477,343)	(1,019,496)	(6,189,594)	(12,664,560)
Net increase (decrease)	(420,804)	(964,324)	$ (5,453,403)	$ (11,981,847)
Class C
Shares sold	1,017,435	1,650,086	$ 13,118,586	$ 20,539,871
Reinvestment of distributions	137,912	95,759	1,783,201	1,184,544
Shares redeemed	(909,018)	(1,789,596)	(11,734,033)	(22,192,952)
Net increase (decrease)	246,329	(43,751)	$ 3,167,754	$ (468,537)
Institutional Class
Shares sold	11,553,007	25,904,119	$ 151,075,685	$ 326,561,698
Reinvestment of distributions	1,261,074	1,214,162	16,494,851	15,144,940
Shares redeemed	(9,962,598)	(12,665,795)	(130,221,898)	(158,809,529)
Net increase (decrease)	2,851,483	14,452,486	$ 37,348,638	$ 182,897,109
Advisor Freedom 2025
Class A
Shares sold	21,484,719	46,832,812	$ 270,536,519	$ 564,656,133
Reinvestment of distributions	4,392,566	2,817,136	55,214,568	33,682,400
Shares redeemed	(23,310,835)	(36,915,729)	(294,143,281)	(445,620,144)
Net increase (decrease)	2,566,450	12,734,219	$ 31,607,806	$ 152,718,389

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2025
Class T
Shares sold	5,861,332	10,475,315	$ 74,105,083	$ 126,787,508
Reinvestment of distributions	776,118	421,842	9,779,081	5,059,334
Shares redeemed	(4,155,999)	(7,029,069)	(52,642,773)	(84,713,362)
Net increase (decrease)	2,481,451	3,868,088	$ 31,241,391	$ 47,133,480
Class B
Shares sold	9,171	33,837	$ 116,540	$ 402,830
Reinvestment of distributions	47,736	22,745	597,652	271,803
Shares redeemed	(329,923)	(700,042)	(4,141,565)	(8,354,336)
Net increase (decrease)	(273,016)	(643,460)	$ (3,427,373)	$ (7,679,703)
Class C
Shares sold	969,953	1,362,294	$ 12,098,122	$ 16,242,141
Reinvestment of distributions	167,133	75,516	2,082,477	897,881
Shares redeemed	(652,554)	(1,133,462)	(8,143,338)	(13,531,664)
Net increase (decrease)	484,532	304,348	$ 6,037,261	$ 3,608,358
Institutional Class
Shares sold	12,239,737	24,213,764	$ 155,528,718	$ 294,374,445
Reinvestment of distributions	1,696,531	1,063,922	21,478,082	12,801,944
Shares redeemed	(7,937,045)	(10,933,983)	(100,783,376)	(132,325,157)
Net increase (decrease)	5,999,223	14,343,703	$ 76,223,424	$ 174,851,232
Advisor Freedom 2030
Class A
Shares sold	17,393,699	41,613,890	$ 231,903,056	$ 525,837,935
Reinvestment of distributions	3,467,908	2,585,181	46,019,142	32,378,742
Shares redeemed	(21,450,374)	(34,146,152)	(285,945,603)	(432,000,548)
Net increase (decrease)	(588,767)	10,052,919	$ (8,023,405)	$ 126,216,129
Class T
Shares sold	5,845,270	11,109,856	$ 77,608,720	$ 139,954,510
Reinvestment of distributions	756,816	492,157	10,020,241	6,152,559
Shares redeemed	(4,783,389)	(9,495,122)	(63,739,773)	(119,272,485)
Net increase (decrease)	1,818,697	2,106,891	$ 23,889,188	$ 26,834,584
Class B
Shares sold	11,434	20,379	$ 152,483	$ 253,313
Reinvestment of distributions	45,593	25,911	602,738	324,148
Shares redeemed	(335,466)	(766,318)	(4,450,354)	(9,575,940)
Net increase (decrease)	(278,439)	(720,028)	$ (3,695,133)	$ (8,998,479)
Class C
Shares sold	824,346	1,523,134	$ 10,881,111	$ 19,092,460
Reinvestment of distributions	136,419	69,617	1,795,277	867,428
Shares redeemed	(681,520)	(1,266,642)	(8,989,275)	(15,862,398)
Net increase (decrease)	279,245	326,109	$ 3,687,113	$ 4,097,490
Institutional Class
Shares sold	11,966,615	22,913,292	$ 160,453,428	$ 291,232,690
Reinvestment of distributions	1,465,805	1,079,513	19,539,185	13,569,835
Shares redeemed	(8,722,395)	(10,947,359)	(116,763,833)	(138,321,010)
Net increase (decrease)	4,710,025	13,045,446	$ 63,228,780	$ 166,481,515
Advisor Freedom 2035
Class A
Shares sold	15,328,725	34,835,056	$ 194,288,373	$ 415,484,819
Reinvestment of distributions	3,756,210	1,706,155	47,102,871	20,199,297
Shares redeemed	(15,983,339)	(27,311,897)	(202,574,328)	(326,166,700)
Net increase (decrease)	3,101,596	9,229,314	$ 38,816,916	$ 109,517,416

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2035
Class T
Shares sold	4,739,387	8,091,085	$ 59,651,621	$ 96,019,491
Reinvestment of distributions	644,594	243,254	8,044,532	2,870,268
Shares redeemed	(3,279,646)	(5,444,520)	(41,406,993)	(64,446,129)
Net increase (decrease)	2,104,335	2,889,819	$ 26,289,160	$ 34,443,630
Class B
Shares sold	8,764	11,260	$ 109,455	$ 131,688
Reinvestment of distributions	48,167	15,412	597,268	181,095
Shares redeemed	(211,235)	(493,168)	(2,643,503)	(5,777,414)
Net increase (decrease)	(154,304)	(466,496)	$ (1,936,780)	$ (5,464,631)
Class C
Shares sold	552,164	873,123	$ 6,879,029	$ 10,285,137
Reinvestment of distributions	125,573	36,956	1,553,338	433,119
Shares redeemed	(300,343)	(766,094)	(3,735,784)	(8,970,033)
Net increase (decrease)	377,394	143,985	$ 4,696,583	$ 1,748,223
Institutional Class
Shares sold	10,067,478	19,774,112	$ 128,261,755	$ 237,955,566
Reinvestment of distributions	1,654,714	738,822	20,849,394	8,780,433
Shares redeemed	(7,689,187)	(8,196,096)	(97,937,852)	(97,924,593)
Net increase (decrease)	4,033,005	12,316,838	$ 51,173,297	$ 148,811,406
Advisor Freedom 2040
Class A
Shares sold	13,741,196	28,004,111	$ 185,910,809	$ 355,673,696
Reinvestment of distributions	3,150,109	1,447,450	42,242,959	18,293,644
Shares redeemed	(14,826,865)	(22,935,436)	(200,786,772)	(292,260,264)
Net increase (decrease)	2,064,440	6,516,125	$ 27,366,996	$ 81,707,076
Class T
Shares sold	4,175,854	7,602,047	$ 56,395,548	$ 96,328,995
Reinvestment of distributions	784,260	312,761	10,493,403	3,950,120
Shares redeemed	(3,805,344)	(7,559,551)	(51,611,587)	(95,678,684)
Net increase (decrease)	1,154,770	355,257	$ 15,277,364	$ 4,600,431
Class B
Shares sold	4,871	6,103	$ 64,725	$ 76,395
Reinvestment of distributions	58,893	19,509	782,097	245,030
Shares redeemed	(365,831)	(739,626)	(4,898,361)	(9,293,767)
Net increase (decrease)	(302,067)	(714,014)	$ (4,051,539)	$ (8,972,342)
Class C
Shares sold	545,553	962,998	$ 7,278,488	$ 12,120,904
Reinvestment of distributions	164,891	49,059	2,183,158	614,213
Shares redeemed	(483,247)	(901,869)	(6,448,192)	(11,261,526)
Net increase (decrease)	227,197	110,188	$ 3,013,454	$ 1,473,591
Institutional Class
Shares sold	8,924,237	16,906,391	$ 121,584,786	$ 216,610,718
Reinvestment of distributions	1,433,492	660,482	19,309,134	8,377,157
Shares redeemed	(5,698,086)	(8,263,973)	(77,598,363)	(105,030,652)
Net increase (decrease)	4,659,643	9,302,900	$ 63,295,557	$ 119,957,223
Advisor Freedom 2045
Class A
Shares sold	10,763,007	22,348,428	$ 113,785,892	$ 218,037,471
Reinvestment of distributions	1,092,315	1,428,096	11,534,852	13,620,503
Shares redeemed	(9,597,942)	(14,594,828)	(101,338,137)	(143,000,136)
Net increase (decrease)	2,257,380	9,181,696	$ 23,982,607	$ 88,657,838

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2045
Class T
Shares sold	3,064,460	5,253,099	$ 32,252,012	$ 51,047,511
Reinvestment of distributions	193,728	213,016	2,038,018	2,024,121
Shares redeemed	(1,838,186)	(2,939,816)	(19,421,996)	(28,557,658)
Net increase (decrease)	1,420,002	2,526,299	$ 14,868,034	$ 24,513,974
Class B
Shares sold	1,176	3,515	$ 12,449	$ 31,735
Reinvestment of distributions	6,637	8,787	69,693	82,887
Shares redeemed	(29,473)	(49,903)	(310,467)	(482,094)
Net increase (decrease)	(21,660)	(37,601)	$ (228,325)	$ (367,472)
Class C
Shares sold	317,072	518,274	$ 3,304,370	$ 5,021,009
Reinvestment of distributions	26,496	27,552	277,147	259,896
Shares redeemed	(161,198)	(272,934)	(1,686,237)	(2,637,588)
Net increase (decrease)	182,370	272,892	$ 1,895,280	$ 2,643,317
Institutional Class
Shares sold	7,940,334	13,436,841	$ 84,229,192	$ 132,476,916
Reinvestment of distributions	568,004	671,239	6,020,842	6,432,276
Shares redeemed	(4,351,433)	(4,998,582)	(46,122,807)	(48,855,267)
Net increase (decrease)	4,156,905	9,109,498	$ 44,127,227	$ 90,053,925
Advisor Freedom 2050
Class A
Shares sold	7,663,793	15,759,974	$ 80,531,968	$ 152,322,278
Reinvestment of distributions	731,350	630,390	7,671,857	6,034,537
Shares redeemed	(6,616,416)	(11,627,846)	(69,465,373)	(112,817,332)
Net increase (decrease)	1,778,727	4,762,518	$ 18,738,452	$ 45,539,483
Class T
Shares sold	2,482,375	4,570,956	$ 25,952,463	$ 44,088,375
Reinvestment of distributions	187,633	131,758	1,962,644	1,260,447
Shares redeemed	(1,711,782)	(2,827,192)	(18,021,056)	(27,249,174)
Net increase (decrease)	958,226	1,875,522	$ 9,894,051	$ 18,099,648
Class B
Shares sold	5,070	330	$ 51,641	$ 3,096
Reinvestment of distributions	10,041	6,911	104,630	65,663
Shares redeemed	(49,566)	(62,118)	(521,199)	(591,359)
Net increase (decrease)	(34,455)	(54,877)	$ (364,928)	$ (522,600)
Class C
Shares sold	297,249	469,493	$ 3,084,375	$ 4,511,086
Reinvestment of distributions	30,767	19,364	320,597	184,167
Shares redeemed	(149,570)	(316,364)	(1,557,961)	(3,039,772)
Net increase (decrease)	178,446	172,493	$ 1,847,011	$ 1,655,481
Institutional Class
Shares sold	5,989,467	10,323,520	$ 63,235,231	$ 100,853,706
Reinvestment of distributions	430,167	347,891	4,533,950	3,344,639
Shares redeemed	(3,270,141)	(4,410,206)	(34,548,529)	(42,706,449)
Net increase (decrease)	3,149,493	6,261,205	$ 33,220,652	$ 61,491,896
Advisor Freedom 2055
Class A
Shares sold	2,996,089	3,664,304	$ 32,343,544	$ 36,168,205
Reinvestment of distributions	41,392	35,066	446,206	341,179
Shares redeemed	(992,247)	(897,204)	(10,716,396)	(8,919,848)
Net increase (decrease)	2,045,234	2,802,166	$ 22,073,354	$ 27,589,536

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Advisor Freedom 2055
Class T
Shares sold	641,407	865,233	$ 6,913,222	$ 8,537,245
Reinvestment of distributions	8,794	7,527	94,622	73,047
Shares redeemed	(163,614)	(334,621)	(1,769,492)	(3,311,442)
Net increase (decrease)	486,587	538,139	$ 5,238,352	$ 5,298,850
Class C
Shares sold	54,977	90,384	$ 592,325	$ 903,238
Reinvestment of distributions	1,158	877	12,499	8,307
Shares redeemed	(14,273)	(103,499)	(154,667)	(1,002,740)
Net increase (decrease)	41,862	(12,238)	$ 450,157	$ (91,195)
Institutional Class
Shares sold	1,761,121	1,958,189	$ 19,049,037	$ 19,433,573
Reinvestment of distributions	24,535	18,452	264,980	179,477
Shares redeemed	(407,823)	(491,376)	(4,409,419)	(4,844,931)
Net increase (decrease)	1,377,833	1,485,265	$ 14,904,598	$ 14,768,119

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	14%	16%	17%	14%	14%
Fidelity Advisor Series Growth & Income Fund	14%	16%	17%	14%	14%
Fidelity Advisor Series Opportunistic Insights Fund	14%	16%	17%	14%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	14%	16%	17%	14%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Equity Growth Fund	30%
Fidelity Advisor Short Fixed-Income Fund	32%
Fidelity Advisor Large Cap Fund	50%
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity affiliates under the Advisory Contract and the administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one-year period for Fidelity Advisor Freedom 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Semiannual Report

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Semiannual Report

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2055 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of each fund, with limited exceptions.

For each fund except Advisor Freedom 2055, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2012 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2012.

Semiannual Report

The Board noted that the total expense ratio of each of Class A, Class C and Institutional Class of Advisor Freedom 2055 Fund ranked below its competitive median for 2012 and the total expense ratio of Class T of Advisor Freedom 2055 Fund ranked equal to its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFFI-USAN-1113
1.792159.110

Fidelity Freedom® Index Funds - Class W

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Index Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Freedom Index Income Fund	.09%
Actual		$ 1,000.00	$ 1,003.00	$ .45 **
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46 **
Fidelity Freedom Index 2000 Fund	.09%
Actual		$ 1,000.00	$ 1,002.20	$ .45 **
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46 **
Fidelity Freedom Index 2005 Fund	.09%
Actual		$ 1,000.00	$ 1,012.90	$ .45 **
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46 **
Fidelity Freedom Index 2010 Fund	.09%
Actual		$ 1,000.00	$ 1,019.70	$ .46 **
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46 **
Fidelity Freedom Index 2015 Fund	.10%
Actual		$ 1,000.00	$ 1,022.00	$ .51 **
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51 **
Fidelity Freedom Index 2020 Fund	.10%
Actual		$ 1,000.00	$ 1,025.40	$ .51 **
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51 **
Fidelity Freedom Index 2025 Fund	.09%
Actual		$ 1,000.00	$ 1,035.00	$ .46 **
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46 **
Fidelity Freedom Index 2030 Fund	.09%
Actual		$ 1,000.00	$ 1,039.20	$ .46 **
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46 **
Fidelity Freedom Index 2035 Fund	.08%
Actual		$ 1,000.00	$ 1,049.10	$ .41 **
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41 **
	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Fidelity Freedom Index 2040 Fund	.08%
Actual		$ 1,000.00	$ 1,050.30	$ .41 **
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41 **
Fidelity Freedom Index 2045 Fund	.08%
Actual		$ 1,000.00	$ 1,052.10	$ .41 **
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41 **
Fidelity Freedom Index 2050 Fund	.08%
Actual		$ 1,000.00	$ 1,053.20	$ .41 **
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41 **
Fidelity Freedom Index 2055 Fund	.08%
Actual		$ 1,000.00	$ 1,056.50	$ .41 **
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41 **

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Funds' annualized expense ratio.

** Effective December 1, 2013, each Fund's contractual expense limitation will be changed to 0.16% from 0.19%. If these limitations had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio B	Expenses Paid
Fidelity Freedom Index Income Fund	.06%
Actual		$ .30
HypotheticalA		$ .30
Fidelity Freedom Index 2000 Fund	.06%
Actual		$ .30
HypotheticalA		$ .30
Fidelity Freedom Index 2005 Fund	.06%
Actual		$ .30
HypotheticalA		$ .30
Fidelity Freedom Index 2010 Fund	.06%
Actual		$ .30
HypotheticalA		$ .30
Fidelity Freedom Index 2015 Fund	.07%
Actual		$ .35
HypotheticalA		$ .36
Fidelity Freedom Index 2020 Fund	.07%
Actual		$ .36
HypotheticalA		$ .36
Fidelity Freedom Index 2025 Fund	.06%
Actual		$ .31
HypotheticalA		$ .30
Fidelity Freedom Index 2030 Fund	.06%
Actual		$ .31
HypotheticalA		$ .30
	Annualized Expense Ratio B	Expenses Paid
Fidelity Freedom Index 2035 Fund	.05%
Actual		$ .26
HypotheticalA		$ .25
Fidelity Freedom Index 2040 Fund	.05%
Actual		$ .26
HypotheticalA		$ .25
Fidelity Freedom Index 2045 Fund	.05%
Actual		$ .26
HypotheticalA		$ .25
Fidelity Freedom Index 2050 Fund	.05%
Actual		$ .26
HypotheticalA		$ .25
Fidelity Freedom Index 2055 Fund	.05%
Actual		$ .26
HypotheticalA		$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

Semiannual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.8	2.0
Domestic Equity Funds
Spartan Total Market Index Fund Class F	13.1	12.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.7	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.1	12.0
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	30.2	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	38.1	40.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.8%
Domestic Equity Funds	13.1%
Developed International Equity Funds	5.7%
Inflation-Protected Bond Funds	11.1%
Investment Grade Bond Funds	30.2%
Short-Term Funds	38.1%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	15.7%
Developed International Equity Funds	7.2%
Inflation-Protected Bond Funds	6.0%
Investment Grade Bond Funds	40.1%
Short-Term Funds	30.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index Income Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	292,590	$ 2,355,351
Domestic Equity Funds - 13.1%
Spartan Total Market Index Fund Class F (c)	349,384	17,406,309
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,612,500)		19,761,660
International Equity Funds - 5.7%

Developed International Equity Funds - 5.7%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $6,373,396)	634,671	7,571,628
Bond Funds - 41.3%

Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,360,134	14,771,052

	Shares	Value
Investment Grade Bond Funds - 30.2%
Spartan U.S. Bond Index Fund Class F (c)	3,506,067	$ 40,214,590
TOTAL BOND FUNDS (Cost $55,865,446)		54,985,642
Short-Term Funds - 38.1%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $50,753,962)	50,753,962	50,753,962
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $128,605,304)		133,072,892
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,940)
NET ASSETS - 100%		$ 133,062,952
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 53,113,549	$ 8,142,468	$ 10,502,055	$ 30,417	$ 50,753,962
Fidelity Series Commodity Strategy Fund Class F	2,640,205	575,424	653,353	-	2,355,351
Fidelity Series Global ex U.S. Index Fund	7,160,575	1,286,845	1,361,776	-	7,571,628
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,930,060	2,934,617	3,344,424	-	14,771,052
Spartan Total Market Index Fund Class F	16,736,513	3,211,386	3,980,684	48,040	17,406,309
Spartan U.S. Bond Index Fund Class F	37,182,018	9,363,030	5,214,537	426,385	40,214,590
Total	$ 132,762,920	$ 25,513,770	$ 25,056,829	$ 504,842	$ 133,072,892
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $128,605,304) - See accompanying schedule		$ 133,072,892
Cash		1
Receivable for investments sold		3,361,619
Receivable for fund shares sold		102,755
Receivable from affiliate for expense reductions		6,713
Total assets		136,543,980

Liabilities
Payable for investments purchased	$ 3,250,434
Payable for fund shares redeemed	213,938
Transfer agent fees payable	16,656
Total liabilities		3,481,028

Net Assets		$ 133,062,952
Net Assets consist of:
Paid in capital		$ 128,858,642
Undistributed net investment income		83,301
Accumulated undistributed net realized gain (loss) on investments		(346,579)
Net unrealized appreciation (depreciation) on investments		4,467,588
Net Assets, for 11,979,762 shares outstanding		$ 133,062,952
Net Asset Value, offering price and redemption price per share ($133,062,952 ÷ 11,979,762 shares)		$ 11.11

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 504,842

Expenses
Transfer agent fees	$ 99,533
Independent trustees' compensation	248
Total expenses before reductions	99,781
Expense reductions	(38,962)	60,819
Net investment income (loss)		444,023
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(27,244)
Change in net unrealized appreciation (depreciation) on investment securities		(119,725)
Net gain (loss)		(146,969)
Net increase (decrease) in net assets resulting from operations		$ 297,054

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 444,023	$ 1,153,572
Net realized gain (loss)	(27,244)	650,012
Change in net unrealized appreciation (depreciation)	(119,725)	2,653,892
Net increase (decrease) in net assets resulting from operations	297,054	4,457,476
Distributions to shareholders from net investment income	(443,694)	(1,128,654)
Distributions to shareholders from net realized gain	(188,185)	(581,226)
Total distributions	(631,879)	(1,709,880)
Share transactions Proceeds from sales of shares	30,110,707	92,203,884
Reinvestment of distributions	631,879	1,709,880
Cost of shares redeemed	(30,097,891)	(31,313,121)
Net increase (decrease) in net assets resulting from share transactions	644,695	62,600,643
Total increase (decrease) in net assets	309,870	65,348,239
Net Assets
Beginning of period	132,753,082	67,404,843
End of period (including undistributed net investment income of $83,301 and undistributed net investment income of $82,972, respectively)	$ 133,062,952	$ 132,753,082
Other Information Shares
Sold	2,720,882	8,425,114
Issued in reinvestment of distributions	56,912	156,070
Redeemed	(2,721,381)	(2,846,649)
Net increase (decrease)	56,413	5,734,535

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.89	$ 10.74	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.12	.13	.13	.06
Net realized and unrealized gain (loss)	(.01)	.29	.24	.47	.30
Total from investment operations	.03	.41	.37	.60	.36
Distributions from net investment income	(.04)	(.11)	(.13)	(.12)	(.07)
Distributions from net realized gain	(.02)	(.05)	(.09)	(.03)	(.01)
Total distributions	(.05) H	(.17) I	(.22)	(.15)	(.07) J
Net asset value, end of period	$ 11.11	$ 11.13	$ 10.89	$ 10.74	$ 10.29
Total Return B,C	.30%	3.75%	3.52%	5.89%	3.62%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09% A	.10%	.09%	.06%	.04% A
Expenses net of all reductions	.09% A	.10%	.09%	.06%	.04% A
Net investment income (loss)	.67% A	1.06%	1.24%	1.27%	1.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,063	$ 132,753	$ 67,405	$ 38,540	$ 6,401
Portfolio turnover rate G	38% A	19%	31%	36%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.05 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.016 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.8	2.0
Domestic Equity Funds
Spartan Total Market Index Fund Class F	13.1	12.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.7	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.1	12.0
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	30.2	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	38.1	40.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.8%
Domestic Equity Funds	13.1%
Developed International Equity Funds	5.7%
Inflation-Protected Bond Funds	11.1%
Investment Grade Bond Funds	30.2%
Short-Term Funds	38.1%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	15.7%
Developed International Equity Funds	7.2%
Inflation-Protected Bond Funds	6.0%
Investment Grade Bond Funds	40.1%
Short-Term Funds	30.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	126,383	$ 1,017,387
Domestic Equity Funds - 13.1%
Spartan Total Market Index Fund Class F (c)	152,694	7,607,227
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,740,880)		8,624,614
International Equity Funds - 5.7%

Developed International Equity Funds - 5.7%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $2,781,540)	277,067	3,305,405
Bond Funds - 41.3%

Inflation-Protected Bond Funds - 11.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	591,610	6,424,881

	Shares	Value
Investment Grade Bond Funds - 30.2%
Spartan U.S. Bond Index Fund Class F (c)	1,526,284	$ 17,506,476
TOTAL BOND FUNDS (Cost $24,072,150)		23,931,357
Short-Term Funds - 38.1%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $22,096,762)	22,096,762	22,096,762
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $55,691,332)		57,958,138
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,340)
NET ASSETS - 100%		$ 57,953,798
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 23,501,543	$ 3,654,893	$ 5,059,674	$ 13,396	$ 22,096,762
Fidelity Series Commodity Strategy Fund Class F	1,166,142	265,364	322,544	-	1,017,387
Fidelity Series Global ex U.S. Index Fund	3,164,687	560,273	630,685	-	3,305,405
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,042,780	1,345,298	1,632,080	-	6,424,881
Spartan Total Market Index Fund Class F	7,448,502	1,340,154	1,822,143	21,615	7,607,227
Spartan U.S. Bond Index Fund Class F	16,457,641	4,067,288	2,529,628	187,654	17,506,476
Total	$ 58,781,295	$ 11,233,270	$ 11,996,754	$ 222,665	$ 57,958,138
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $55,691,332) - See accompanying schedule		$ 57,958,138
Receivable for investments sold		1,632,977
Receivable for fund shares sold		74,066
Receivable from affiliate for expense reductions		2,928
Total assets		59,668,109

Liabilities
Payable for investments purchased	$ 1,267,802
Payable for fund shares redeemed	439,240
Transfer agent fees payable	7,269
Total liabilities		1,714,311

Net Assets		$ 57,953,798
Net Assets consist of:
Paid in capital		$ 55,612,982
Undistributed net investment income		195,559
Accumulated undistributed net realized gain (loss) on investments		(121,549)
Net unrealized appreciation (depreciation) on investments		2,266,806
Net Assets, for 5,187,586 shares outstanding		$ 57,953,798
Net Asset Value, offering price and redemption price per share ($57,953,798 ÷ 5,187,586 shares)		$ 11.17

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 222,665

Expenses
Transfer agent fees	$ 43,785
Independent trustees' compensation	109
Total expenses before reductions	43,894
Expense reductions	(17,473)	26,421
Net investment income (loss)		196,244
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		62,694
Change in net unrealized appreciation (depreciation) on investment securities		(122,367)
Net gain (loss)		(59,673)
Net increase (decrease) in net assets resulting from operations		$ 136,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 196,244	$ 546,265
Net realized gain (loss)	62,694	346,988
Change in net unrealized appreciation (depreciation)	(122,367)	1,204,012
Net increase (decrease) in net assets resulting from operations	136,571	2,097,265
Distributions to shareholders from net investment income	(84,770)	(539,630)
Distributions to shareholders from net realized gain	(100,663)	(287,389)
Total distributions	(185,433)	(827,019)
Share transactions Proceeds from sales of shares	12,272,544	30,030,172
Reinvestment of distributions	185,433	827,019
Cost of shares redeemed	(13,232,237)	(13,149,658)
Net increase (decrease) in net assets resulting from share transactions	(774,260)	17,707,533
Total increase (decrease) in net assets	(823,122)	18,977,779

Net Assets
Beginning of period	58,776,920	39,799,141
End of period (including undistributed net investment income of $195,559 and undistributed net investment income of $84,085, respectively)	$ 57,953,798	$ 58,776,920
Other Information Shares
Sold	1,103,848	2,735,231
Issued in reinvestment of distributions	16,542	75,347
Redeemed	(1,190,141)	(1,191,832)
Net increase (decrease)	(69,751)	1,618,746

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.94	$ 10.79	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.12	.13	.13	.05
Net realized and unrealized gain (loss)	(.01)	.29	.24	.49	.34
Total from investment operations	.03	.41	.37	.62	.39
Distributions from net investment income	(.02)	(.11)	(.12)	(.11)	(.06)
Distributions from net realized gain	(.02)	(.06)	(.10)	(.04)	(.01)
Total distributions	(.04)	(.17)	(.22)	(.15)	(.07)
Net asset value, end of period	$ 11.17	$ 11.18	$ 10.94	$ 10.79	$ 10.32
Total Return B,C	.22%	3.76%	3.50%	6.00%	3.86%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09% A	.10%	.09%	.05%	.04% A
Expenses net of all reductions	.09% A	.10%	.09%	.05%	.04% A
Net investment income (loss)	.67% A	1.04%	1.23%	1.25%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,954	$ 58,777	$ 39,799	$ 25,606	$ 6,841
Portfolio turnover rate G	39% A	21%	36%	33%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.0	3.8
Domestic Equity Funds
Spartan Total Market Index Fund Class F	21.7	21.5
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	9.5	9.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.1	9.7
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	26.5	24.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	30.2	31.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.0%
Domestic Equity Funds	21.7%
Developed International Equity Funds	9.5%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	26.5%
Short-Term Funds	30.2%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	21.5%
Developed International Equity Funds	9.2%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	24.7%
Short-Term Funds	31.1%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	25.5%
Developed International Equity Funds	11.3%
Inflation-Protected Bond Funds	4.7%
Investment Grade Bond Funds	36.4%
Short-Term Funds	21.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.7%
	Shares	Value
Commodity Funds - 3.0%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	227,890	$ 1,834,518
Domestic Equity Funds - 21.7%
Spartan Total Market Index Fund Class F (c)	268,001	13,351,790
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,128,132)		15,186,308
International Equity Funds - 9.5%

Developed International Equity Funds - 9.5%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $5,090,657)	487,030	5,810,272
Bond Funds - 35.6%

Inflation-Protected Bond Funds - 9.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	513,786	5,579,715

	Shares	Value
Investment Grade Bond Funds - 26.5%
Spartan U.S. Bond Index Fund Class F (c)	1,423,418	$ 16,326,603
TOTAL BOND FUNDS (Cost $22,047,508)		21,906,318
Short-Term Funds - 30.2%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $18,560,170)	18,560,170	18,560,170
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,826,467)		61,463,068
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,360)
NET ASSETS - 100%		$ 61,458,708
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 19,599,320	$ 2,726,817	$ 3,765,966	$ 11,359	$ 18,560,170
Fidelity Series Commodity Strategy Fund Class F	2,391,366	339,499	713,024	-	1,834,518
Fidelity Series Global ex U.S. Index Fund	5,803,062	716,335	1,084,851	-	5,810,272
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,114,582	879,418	1,127,472	-	5,579,715
Spartan Total Market Index Fund Class F	13,558,872	1,748,618	3,086,720	39,698	13,351,790
Spartan U.S. Bond Index Fund Class F	15,520,084	3,254,081	1,990,281	174,961	16,326,603
Total	$ 62,987,286	$ 9,664,768	$ 11,768,314	$ 226,018	$ 61,463,068
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $57,826,467) - See accompanying schedule		$ 61,463,068
Cash		2
Receivable for investments sold		1,851,042
Receivable for fund shares sold		111,975
Receivable from affiliate for expense reductions		3,261
Total assets		63,429,348

Liabilities
Payable for investments purchased	$ 1,913,121
Payable for fund shares redeemed	49,893
Transfer agent fees payable	7,626
Total liabilities		1,970,640

Net Assets		$ 61,458,708
Net Assets consist of:
Paid in capital		$ 57,762,357
Undistributed net investment income		196,106
Accumulated undistributed net realized gain (loss) on investments		(136,356)
Net unrealized appreciation (depreciation) on investments		3,636,601
Net Assets, for 5,110,858 shares outstanding		$ 61,458,708
Net Asset Value, offering price and redemption price per share ($61,458,708 ÷ 5,110,858 shares)		$ 12.03

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 226,018

Expenses
Transfer agent fees	$ 46,643
Independent trustees' compensation	117
Total expenses before reductions	46,760
Expense reductions	(19,647)	27,113
Net investment income (loss)		198,905
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		97,175
Change in net unrealized appreciation (depreciation) on investment securities		482,152
Net gain (loss)		579,327
Net increase (decrease) in net assets resulting from operations		$ 778,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 198,905	$ 643,975
Net realized gain (loss)	97,175	277,425
Change in net unrealized appreciation (depreciation)	482,152	1,988,410
Net increase (decrease) in net assets resulting from operations	778,232	2,909,810
Distributions to shareholders from net investment income	(74,307)	(645,508)
Distributions to shareholders from net realized gain	(106,152)	(199,238)
Total distributions	(180,459)	(844,746)
Share transactions Proceeds from sales of shares	8,608,681	27,537,973
Reinvestment of distributions	180,459	844,746
Cost of shares redeemed	(10,911,000)	(11,451,064)
Net increase (decrease) in net assets resulting from share transactions	(2,121,860)	16,931,655
Total increase (decrease) in net assets	(1,524,087)	18,996,719

Net Assets
Beginning of period	62,982,795	43,986,076
End of period (including undistributed net investment income of $196,106 and undistributed net investment income of $71,508, respectively)	$ 61,458,708	$ 62,982,795
Other Information Shares
Sold	723,687	2,379,763
Issued in reinvestment of distributions	15,051	73,213
Redeemed	(916,360)	(989,707)
Net increase (decrease)	(177,622)	1,463,269

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.50	$ 11.44	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.14	.16	.16	.06
Net realized and unrealized gain (loss)	.11	.45	.18	.86	.62
Total from investment operations	.15	.59	.34	1.02	.68
Distributions from net investment income	(.01)	(.14)	(.14)	(.12)	(.08)
Distributions from net realized gain	(.02)	(.04)	(.14)	(.05)	(.01)
Total distributions	(.03)	(.18)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 12.03	$ 11.91	$ 11.50	$ 11.44	$ 10.59
Total Return B,C	1.29%	5.17%	3.11%	9.72%	6.78%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09% A	.09%	.09%	.06%	.03% A
Expenses net of all reductions	.09% A	.09%	.09%	.06%	.03% A
Net investment income (loss)	.64% A	1.22%	1.45%	1.42%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,459	$ 62,983	$ 43,986	$ 23,459	$ 2,167
Portfolio turnover rate G	31% A	23%	37%	53%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.2	5.2
Domestic Equity Funds
Spartan Total Market Index Fund Class F	30.5	30.0
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.1	12.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.7	10.5
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	28.5	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	14.0	13.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	4.2%
Domestic Equity Funds	30.5%
Developed International Equity Funds	13.1%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	28.5%
Short-Term Funds	14.0%
Six months ago
Commodity Funds	5.2%
Domestic Equity Funds	30.0%
Developed International Equity Funds	12.8%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	28.4%
Short-Term Funds	13.1%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	31.7%
Developed International Equity Funds	14.0%
Inflation-Protected Bond Funds	3.9%
Investment Grade Bond Funds	33.6%
Short-Term Funds	15.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.7%
	Shares	Value
Commodity Funds - 4.2%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,935,880	$ 15,583,835
Domestic Equity Funds - 30.5%
Spartan Total Market Index Fund Class F (c)	2,291,379	114,156,481
TOTAL DOMESTIC EQUITY FUNDS (Cost $101,082,984)		129,740,316
International Equity Funds - 13.1%

Developed International Equity Funds - 13.1%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $41,653,698)	4,114,060	49,080,740
Bond Funds - 38.2%

Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	3,338,559	36,256,756

	Shares	Value
Investment Grade Bond Funds - 28.5%
Spartan U.S. Bond Index Fund Class F (c)	9,274,397	$ 106,377,338
TOTAL BOND FUNDS (Cost $143,991,296)		142,634,094
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $52,107,693)	52,107,693	52,107,693
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $338,835,671)		373,562,843
NET OTHER ASSETS (LIABILITIES) - 0.0%		(28,614)
NET ASSETS - 100%		$ 373,534,229
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 47,815,558	$ 9,849,949	$ 5,557,814	$ 28,308	$ 52,107,693
Fidelity Series Commodity Strategy Fund Class F	19,073,441	3,871,018	5,882,263	-	15,583,835
Fidelity Series Global ex U.S. Index Fund	46,607,658	6,697,399	7,480,730	-	49,080,740
Fidelity Series Inflation-Protected Bond Index Fund Class F	38,492,235	6,332,181	6,770,791	-	36,256,756
Spartan Total Market Index Fund Class F	109,281,717	16,314,241	20,890,596	316,131	114,156,481
Spartan U.S. Bond Index Fund Class F	103,610,011	18,181,893	12,363,003	1,190,131	106,377,338
Total	$ 364,880,620	$ 61,246,681	$ 58,945,197	$ 1,534,570	$ 373,562,843
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $338,835,671) - See accompanying schedule		$ 373,562,843
Cash		2
Receivable for investments sold		5,919,306
Receivable for fund shares sold		577,401
Receivable from affiliate for expense reductions		18,040
Total assets		380,077,592

Liabilities
Payable for investments purchased	$ 5,976,508
Payable for fund shares redeemed	520,199
Transfer agent fees payable	46,656
Total liabilities		6,543,363

Net Assets		$ 373,534,229
Net Assets consist of:
Paid in capital		$ 339,276,415
Undistributed net investment income		1,334,772
Accumulated undistributed net realized gain (loss) on investments		(1,804,130)
Net unrealized appreciation (depreciation) on investments		34,727,172
Net Assets, for 29,967,678 shares outstanding		$ 373,534,229
Net Asset Value, offering price and redemption price per share ($373,534,229 ÷ 29,967,678 shares)		$ 12.46

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,534,570

Expenses
Transfer agent fees	$ 275,965
Independent trustees' compensation	684
Total expenses before reductions	276,649
Expense reductions	(104,414)	172,235
Net investment income (loss)		1,362,335
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(17,098)
Change in net unrealized appreciation (depreciation) on investment securities		6,397,838
Net gain (loss)		6,380,740
Net increase (decrease) in net assets resulting from operations		$ 7,743,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,362,335	$ 4,892,147
Net realized gain (loss)	(17,098)	2,131,101
Change in net unrealized appreciation (depreciation)	6,397,838	16,619,400
Net increase (decrease) in net assets resulting from operations	7,743,075	23,642,648
Distributions to shareholders from net investment income	(505,726)	(4,819,893)
Distributions to shareholders from net realized gain	(1,041,199)	(1,596,123)
Total distributions	(1,546,925)	(6,416,016)
Share transactions Proceeds from sales of shares	64,802,091	192,142,131
Reinvestment of distributions	1,546,925	6,416,016
Cost of shares redeemed	(63,863,563)	(89,089,878)
Net increase (decrease) in net assets resulting from share transactions	2,485,453	109,468,269
Total increase (decrease) in net assets	8,681,603	126,694,901

Net Assets
Beginning of period	364,852,626	238,157,725
End of period (including undistributed net investment income of $1,334,772 and undistributed net investment income of $478,163, respectively)	$ 373,534,229	$ 364,852,626
Other Information Shares
Sold	5,294,584	16,374,593
Issued in reinvestment of distributions	124,651	545,847
Redeemed	(5,194,607)	(7,514,979)
Net increase (decrease)	224,628	9,405,461

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 11.71	$ 11.65	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.18	.20	.19	.05
Net realized and unrealized gain (loss)	.19	.61	.21	.98	.70
Total from investment operations	.24	.79	.41	1.17	.75
Distributions from net investment income	(.02)	(.17)	(.18)	(.13)	(.09)
Distributions from net realized gain	(.04)	(.06)	(.17)	(.04)	(.01)
Total distributions	(.05) H	(.23)	(.35)	(.17)	(.10)
Net asset value, end of period	$ 12.46	$ 12.27	$ 11.71	$ 11.65	$ 10.65
Total Return B,C	1.97%	6.80%	3.64%	11.08%	7.47%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%A	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.09% A	.10%	.09%	.05%	.03% A
Net investment income (loss)	.74% A	1.54%	1.71%	1.68%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 373,534	$ 364,853	$ 238,158	$ 144,278	$ 19,773
Portfolio turnover rate G	32% A	21%	33%	36%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.05 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.4	5.5
Domestic Equity Funds
Spartan Total Market Index Fund Class F	32.7	31.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	14.1	13.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.7	10.5
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	29.3	29.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.8	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	4.4%
Domestic Equity Funds	32.7%
Developed International Equity Funds	14.1%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	29.3%
Short-Term Funds	9.8%

Six months ago
Commodity Funds	5.5%
Domestic Equity Funds	31.3%
Developed International Equity Funds	13.4%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	29.4%
Short-Term Funds	9.9%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	37.8%
Developed International Equity Funds	16.7%
Inflation-Protected Bond Funds	3.0%
Investment Grade Bond Funds	31.0%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Commodity Funds - 4.4%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	4,198,314	$ 33,796,431
Domestic Equity Funds - 32.7%
Spartan Total Market Index Fund Class F (c)	5,045,250	251,354,338
TOTAL DOMESTIC EQUITY FUNDS (Cost $229,422,637)		285,150,769
International Equity Funds - 14.1%

Developed International Equity Funds - 14.1%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $93,719,528)	9,052,864	108,000,673
Bond Funds - 39.0%

Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	6,870,532	74,613,972

	Shares	Value
Investment Grade Bond Funds - 29.3%
Spartan U.S. Bond Index Fund Class F (c)	19,613,853	$ 224,970,897
TOTAL BOND FUNDS (Cost $303,616,435)		299,584,869
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $75,504,103)	75,504,103	75,504,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $702,262,703)		768,240,414
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59,777)
NET ASSETS - 100%		$ 768,180,637
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 66,853,664	$ 13,790,690	$ 5,140,252	$ 40,649	$ 75,504,103
Fidelity Series Commodity Strategy Fund Class F	36,867,827	10,002,791	10,189,130	-	33,796,431
Fidelity Series Global ex U.S. Index Fund	89,747,642	20,018,317	8,888,904	-	108,000,673
Fidelity Series Inflation-Protected Bond Index Fund Class F	70,497,058	16,727,821	9,315,888	-	74,613,972
Spartan Total Market Index Fund Class F	210,325,614	50,182,505	28,438,826	608,433	251,354,338
Spartan U.S. Bond Index Fund Class F	198,036,397	45,029,219	12,200,691	2,419,549	224,970,897
Total	$ 672,328,202	$ 155,751,343	$ 74,173,691	$ 3,068,631	$ 768,240,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $702,262,703) - See accompanying schedule		$ 768,240,414
Cash		2
Receivable for investments sold		11,909,416
Receivable for fund shares sold		1,633,591
Receivable from affiliate for expense reductions		36,298
Total assets		781,819,721

Liabilities
Payable for investments purchased	$ 12,269,092
Payable for fund shares redeemed	1,273,915
Transfer agent fees payable	96,077
Total liabilities		13,639,084

Net Assets		$ 768,180,637
Net Assets consist of:
Paid in capital		$ 704,295,157
Undistributed net investment income		2,714,153
Accumulated undistributed net realized gain (loss) on investments		(4,806,384)
Net unrealized appreciation (depreciation) on investments		65,977,711
Net Assets, for 60,841,470 shares outstanding		$ 768,180,637
Net Asset Value, offering price and redemption price per share ($768,180,637 ÷ 60,841,470 shares)		$ 12.63

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,068,631

Expenses
Transfer agent fees	$ 538,310
Independent trustees' compensation	1,309
Total expenses before reductions	539,619
Expense reductions	(194,101)	345,518
Net investment income (loss)		2,723,113
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,140,610)
Change in net unrealized appreciation (depreciation) on investment securities		16,475,169
Net gain (loss)		14,334,559
Net increase (decrease) in net assets resulting from operations		$ 17,057,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,723,113	$ 9,006,236
Net realized gain (loss)	(2,140,610)	2,479,717
Change in net unrealized appreciation (depreciation)	16,475,169	31,949,447
Net increase (decrease) in net assets resulting from operations	17,057,672	43,435,400
Distributions to shareholders from net investment income	(866,325)	(8,869,765)
Distributions to shareholders from net realized gain	(920,469)	(2,613,234)
Total distributions	(1,786,794)	(11,482,999)
Share transactions Proceeds from sales of shares	180,154,936	336,987,331
Reinvestment of distributions	1,786,794	11,482,999
Cost of shares redeemed	(101,308,310)	(120,522,497)
Net increase (decrease) in net assets resulting from share transactions	80,633,420	227,947,833
Total increase (decrease) in net assets	95,904,298	259,900,234
Net Assets
Beginning of period	672,276,339	412,376,105
End of period (including undistributed net investment income of $2,714,153 and undistributed net investment income of $857,365, respectively)	$ 768,180,637	$ 672,276,339
Other Information Shares
Sold	14,575,341	28,430,787
Issued in reinvestment of distributions	142,261	968,858
Redeemed	(8,135,030)	(10,079,046)
Net increase (decrease)	6,582,572	19,320,599

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.80	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.19	.20	.20	.06
Net realized and unrealized gain (loss)	.22	.63	.22	1.00	.71
Total from investment operations	.27	.82	.42	1.20	.77
Distributions from net investment income	(.02)	(.18)	(.17)	(.12)	(.09)
Distributions from net realized gain	(.02)	(.05)	(.15)	(.04)	(.01)
Total distributions	(.03) I	(.23)	(.33) H	(.16)	(.10)
Net asset value, end of period	$ 12.63	$ 12.39	$ 11.80	$ 11.71	$ 10.67
Total Return B,C	2.20%	7.02%	3.70%	11.29%	7.67%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.10% A	.10%	.09%	.06%	.03% A
Expenses net of all reductions	.10% A	.10%	.09%	.06%	.03% A
Net investment income (loss)	.76% A	1.58%	1.76%	1.78%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 768,181	$ 672,276	$ 412,376	$ 220,552	$ 13,901
Portfolio turnover rate G	21% A	14%	23%	19%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

I Total distributions of $.03 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.017 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.7	6.0
Domestic Equity Funds
Spartan Total Market Index Fund Class F	35.3	34.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	15.2	14.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.3	8.8
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	29.2	29.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.3	7.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	4.7%
Domestic Equity Funds	35.3%
Developed International Equity Funds	15.2%
Inflation-Protected Bond Funds	8.3%
Investment Grade Bond Funds	29.2%
Short-Term Funds	7.3%

Six months ago
Commodity Funds	6.0%
Domestic Equity Funds	34.1%
Developed International Equity Funds	14.6%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	29.5%
Short-Term Funds	7.0%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	42.3%
Developed International Equity Funds	18.6%
Inflation-Protected Bond Funds	2.1%
Investment Grade Bond Funds	29.3%
Short-Term Funds	6.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.0%
	Shares	Value
Commodity Funds - 4.7%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	9,788,728	$ 78,799,263
Domestic Equity Funds - 35.3%
Spartan Total Market Index Fund Class F (c)	11,892,987	592,508,629
TOTAL DOMESTIC EQUITY FUNDS (Cost $539,134,505)		671,307,892
International Equity Funds - 15.2%

Developed International Equity Funds - 15.2%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $221,407,555)	21,370,222	254,946,752
Bond Funds - 37.5%

Inflation-Protected Bond Funds - 8.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	12,841,628	139,460,083

	Shares	Value
Investment Grade Bond Funds - 29.2%
Spartan U.S. Bond Index Fund Class F (c)	42,796,721	$ 490,878,393
TOTAL BOND FUNDS (Cost $641,231,875)		630,338,476
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $122,819,203)	122,819,203	122,819,203
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,524,593,138)		1,679,412,323
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128,164)
NET ASSETS - 100%		$ 1,679,284,159
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 100,319,895	$ 27,974,208	$ 5,474,901	$ 64,162	$ 122,819,203
Fidelity Series Commodity Strategy Fund Class F	85,724,274	24,262,909	24,280,053	-	78,799,263
Fidelity Series Global ex U.S. Index Fund	208,642,305	50,485,639	19,908,306	-	254,946,752
Fidelity Series Inflation-Protected Bond Index Fund Class F	125,218,309	35,072,380	14,669,499	-	139,460,083
Spartan Total Market Index Fund Class F	488,754,404	125,120,876	65,977,755	1,421,815	592,508,629
Spartan U.S. Bond Index Fund Class F	422,284,130	105,754,075	23,942,274	5,266,165	490,878,393
Total	$ 1,430,943,317	$ 368,670,087	$ 154,252,788	$ 6,752,142	$ 1,679,412,323
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,524,593,138) - See accompanying schedule		$ 1,679,412,323
Cash		2
Receivable for investments sold		25,294,736
Receivable for fund shares sold		3,452,951
Receivable from affiliate for expense reductions		79,447
Total assets		1,708,239,459

Liabilities
Payable for investments purchased	$ 27,151,967
Payable for fund shares redeemed	1,595,718
Transfer agent fees payable	207,615
Total liabilities		28,955,300

Net Assets		$ 1,679,284,159
Net Assets consist of:
Paid in capital		$ 1,531,310,032
Undistributed net investment income		5,894,543
Accumulated undistributed net realized gain (loss) on investments		(12,739,601)
Net unrealized appreciation (depreciation) on investments		154,819,185
Net Assets, for 129,588,402 shares outstanding		$ 1,679,284,159
Net Asset Value, offering price and redemption price per share ($1,679,284,159 ÷ 129,588,402 shares)		$ 12.96

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,752,142

Expenses
Transfer agent fees	$ 1,166,093
Independent trustees' compensation	2,826
Total expenses before reductions	1,168,919
Expense reductions	(423,876)	745,043
Net investment income (loss)		6,007,099
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(6,934,376)
Change in net unrealized appreciation (depreciation) on investment securities		40,986,083
Net gain (loss)		34,051,707
Net increase (decrease) in net assets resulting from operations		$ 40,058,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,007,099	$ 19,425,352
Net realized gain (loss)	(6,934,376)	4,318,168
Change in net unrealized appreciation (depreciation)	40,986,083	73,633,077
Net increase (decrease) in net assets resulting from operations	40,058,806	97,376,597
Distributions to shareholders from net investment income	(1,966,160)	(18,928,616)
Distributions to shareholders from net realized gain	(1,619,190)	(5,245,578)
Total distributions	(3,585,350)	(24,174,194)
Share transactions Proceeds from sales of shares	382,523,067	692,133,502
Reinvestment of distributions	3,585,350	24,174,194
Cost of shares redeemed	(174,132,278)	(171,044,352)
Net increase (decrease) in net assets resulting from share transactions	211,976,139	545,263,344
Total increase (decrease) in net assets	248,449,595	618,465,747

Net Assets
Beginning of period	1,430,834,564	812,368,817
End of period (including undistributed net investment income of $5,894,543 and undistributed net investment income of $1,853,604, respectively)	$ 1,679,284,159	$ 1,430,834,564
Other Information Shares
Sold	30,059,318	57,443,922
Issued in reinvestment of distributions	278,582	2,002,137
Redeemed	(13,674,717)	(14,076,792)
Net increase (decrease)	16,663,183	45,369,267

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 12.03	$ 12.00	$ 10.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.20	.22	.21	.05
Net realized and unrealized gain (loss)	.27	.68	.16	1.15	.87
Total from investment operations	.32	.88	.38	1.36	.92
Distributions from net investment income	(.02)	(.19)	(.19)	(.14)	(.10)
Distributions from net realized gain	(.01)	(.05)	(.16)	(.04)	(.01)
Total distributions	(.03)	(.24)	(.35)	(.17) H	(.11)
Net asset value, end of period	$ 12.96	$ 12.67	$ 12.03	$ 12.00	$ 10.81
Total Return B,C	2.54%	7.38%	3.36%	12.67%	9.18%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.10% A	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.10% A	.10%	.09%	.05%	.03% A
Net investment income (loss)	.77% A	1.68%	1.85%	1.82%	.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,679,284	$ 1,430,835	$ 812,369	$ 424,846	$ 38,734
Portfolio turnover rate G	20% A	11%	20%	21%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.7	7.3
Domestic Equity Funds
Spartan Total Market Index Fund Class F	43.2	41.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.5	17.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.6	5.8
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	26.0	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	1.0	0.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.7%
Domestic Equity Funds	43.2%
Developed International Equity Funds	18.5%
Inflation-Protected Bond Funds	5.6%
Investment Grade Bond Funds	26.0%
Short-Term Funds	1.0%

Six months ago
Commodity Funds	7.3%
Domestic Equity Funds	41.8%
Developed International Equity Funds	17.8%
Inflation-Protected Bond Funds	5.8%
Investment Grade Bond Funds	26.5%
Short-Term Funds	0.8%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	50.2%
Developed International Equity Funds	21.9%
Inflation-Protected Bond Funds	1.2%
Investment Grade Bond Funds	25.3%
Short-Term Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.9%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	8,195,506	$ 65,973,827
Domestic Equity Funds - 43.2%
Spartan Total Market Index Fund Class F (c)	10,088,924	502,630,181
TOTAL DOMESTIC EQUITY FUNDS (Cost $464,917,606)		568,604,008
International Equity Funds - 18.5%

Developed International Equity Funds - 18.5%
Fidelity Series Global ex U.S. Index Fund (c) (Cost $188,372,036)	18,030,191	215,100,176
Bond Funds - 31.6%

Inflation-Protected Bond Funds - 5.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	5,998,308	65,141,624

	Shares	Value
Investment Grade Bond Funds - 26.0%
Spartan U.S. Bond Index Fund Class F (c)	26,272,260	$ 301,342,817
TOTAL BOND FUNDS (Cost $372,968,148)		366,484,441
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c) (Cost $11,787,204)	11,787,204	11,787,204
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,038,044,994)		1,161,975,829
NET OTHER ASSETS (LIABILITIES) - 0.0%		(85,637)
NET ASSETS - 100%		$ 1,161,890,192
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 7,600,628	$ 4,251,088	$ 64,512	$ 5,369	$ 11,787,204
Fidelity Series Commodity Strategy Fund Class F	71,179,350	19,336,092	18,820,111	-	65,973,827
Fidelity Series Global ex U.S. Index Fund	173,070,220	37,353,878	8,994,923	-	215,100,176
Fidelity Series Inflation-Protected Bond Index Fund Class F	55,570,948	15,773,214	3,498,550	-	65,141,624
Spartan Total Market Index Fund Class F	404,921,876	93,417,111	33,060,906	1,180,675	502,630,181
Spartan U.S. Bond Index Fund Class F	257,122,902	60,942,671	8,792,035	3,227,046	301,342,817
Total	$ 969,465,924	$ 231,074,054	$ 73,231,037	$ 4,413,090	$ 1,161,975,829
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,038,044,994) - See accompanying schedule		$ 1,161,975,829
Cash		2
Receivable for investments sold		21,814,862
Receivable for fund shares sold		1,995,471
Receivable from affiliate for expense reductions		58,617
Total assets		1,185,844,781

Liabilities
Payable for investments purchased	$ 21,805,369
Payable for fund shares redeemed	2,004,961
Transfer agent fees payable	144,259
Total liabilities		23,954,589

Net Assets		$ 1,161,890,192
Net Assets consist of:
Paid in capital		$ 1,043,774,580
Undistributed net investment income		3,906,196
Accumulated undistributed net realized gain (loss) on investments		(9,721,419)
Net unrealized appreciation (depreciation) on investments		123,930,835
Net Assets, for 86,568,905 shares outstanding		$ 1,161,890,192
Net Asset Value, offering price and redemption price per share ($1,161,890,192 ÷ 86,568,905 shares)		$ 13.42

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,413,090

Expenses
Transfer agent fees	$ 795,311
Independent trustees' compensation	1,919
Total expenses before reductions	797,230
Expense reductions	(305,235)	491,995
Net investment income (loss)		3,921,095
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(5,815,453)
Change in net unrealized appreciation (depreciation) on investment securities		40,482,344
Net gain (loss)		34,666,891
Net increase (decrease) in net assets resulting from operations		$ 38,587,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,921,095	$ 14,029,843
Net realized gain (loss)	(5,815,453)	1,306,310
Change in net unrealized appreciation (depreciation)	40,482,344	58,469,806
Net increase (decrease) in net assets resulting from operations	38,587,986	73,805,959
Distributions to shareholders from net investment income	(1,061,711)	(13,753,827)
Distributions to shareholders from net realized gain	(758,365)	(2,545,865)
Total distributions	(1,820,076)	(16,299,692)
Share transactions Proceeds from sales of shares	223,875,865	450,498,444
Reinvestment of distributions	1,820,076	16,299,692
Cost of shares redeemed	(69,968,900)	(92,314,075)
Net increase (decrease) in net assets resulting from share transactions	155,727,041	374,484,061
Total increase (decrease) in net assets	192,494,951	431,990,328

Net Assets
Beginning of period	969,395,241	537,404,913
End of period (including undistributed net investment income of $3,906,196 and undistributed net investment income of $1,046,812, respectively)	$ 1,161,890,192	$ 969,395,241
Other Information Shares
Sold	17,107,254	36,760,609
Issued in reinvestment of distributions	137,261	1,330,091
Redeemed	(5,314,109)	(7,472,036)
Net increase (decrease)	11,930,406	30,618,664

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 12.21	$ 12.22	$ 10.88	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.22	.23	.22	.05
Net realized and unrealized gain (loss)	.40	.80	.11	1.30	.94
Total from investment operations	.45	1.02	.34	1.52	.99
Distributions from net investment income	(.01)	(.21)	(.19)	(.15)	(.10)
Distributions from net realized gain	(.01)	(.04)	(.16)	(.03)	(.01)
Total distributions	(.02)	(.24) H	(.35)	(.18)	(.11)
Net asset value, end of period	$ 13.42	$ 12.99	$ 12.21	$ 12.22	$ 10.88
Total Return B,C	3.50%	8.50%	3.03%	14.03%	9.93%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09% A	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.09% A	.10%	.09%	.05%	.03% A
Net investment income (loss)	.74% A	1.82%	1.97%	1.91%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,161,890	$ 969,395	$ 537,405	$ 249,606	$ 18,150
Portfolio turnover rate G	14% A	10%	18%	18%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.1	7.7
Domestic Equity Funds
Spartan Total Market Index Fund Class F	46.6	44.0
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	20.1	18.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.9	2.7
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	24.3	26.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	6.1%
Domestic Equity Funds	46.6%
Developed International Equity Funds	20.1%
Inflation-Protected Bond Funds	2.9%
Investment Grade Bond Funds	24.3%

Six months ago
Commodity Funds	7.7%
Domestic Equity Funds	44.0%
Developed International Equity Funds	18.8%
Inflation-Protected Bond Funds	2.7%
Investment Grade Bond Funds	26.8%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	59.7%
Developed International Equity Funds	26.1%
Inflation-Protected Bond Funds	0.3%
Investment Grade Bond Funds	12.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.7%
	Shares	Value
Commodity Funds - 6.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	10,596,960	$ 85,305,528
Domestic Equity Funds - 46.6%
Spartan Total Market Index Fund Class F (b)	13,199,980	657,622,997
TOTAL DOMESTIC EQUITY FUNDS (Cost $605,868,363)		742,928,525
International Equity Funds - 20.1%

Developed International Equity Funds - 20.1%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $247,931,719)	23,775,753	283,644,736
Bond Funds - 27.2%

Inflation-Protected Bond Funds - 2.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,773,711	40,982,503

	Shares	Value
Investment Grade Bond Funds - 24.3%
Spartan U.S. Bond Index Fund Class F (b)	29,912,971	$ 343,101,782
TOTAL BOND FUNDS (Cost $390,986,473)		384,084,285
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,244,786,555)		1,410,657,546
NET OTHER ASSETS (LIABILITIES) - 0.0%		(101,495)
NET ASSETS - 100%		$ 1,410,556,051
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 92,677,921	$ 26,516,294	$ 26,421,314	$ -	$ 85,305,528
Fidelity Series Global ex U.S. Index Fund	225,863,581	57,428,784	16,858,872	-	283,644,736
Fidelity Series Inflation-Protected Bond Index Fund Class F	33,257,799	11,903,278	2,526,637	-	40,982,503
Spartan Total Market Index Fund Class F	529,177,253	133,186,020	53,244,602	1,541,831	657,622,997
Spartan U.S. Bond Index Fund Class F	322,153,701	75,078,119	44,128,052	3,979,547	343,101,782
Total	$ 1,203,130,255	$ 304,112,495	$ 143,179,477	$ 5,521,378	$ 1,410,657,546
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,244,786,555) - See accompanying schedule		$ 1,410,657,546
Cash		1
Receivable for investments sold		46,128,991
Receivable for fund shares sold		2,059,431
Receivable from affiliate for expense reductions		73,256
Total assets		1,458,919,225

Liabilities
Payable for investments purchased	$ 46,436,023
Payable for fund shares redeemed	1,752,399
Transfer agent fees payable	174,752
Total liabilities		48,363,174

Net Assets		$ 1,410,556,051
Net Assets consist of:
Paid in capital		$ 1,252,096,132
Undistributed net investment income		4,921,489
Accumulated undistributed net realized gain (loss) on investments		(12,332,561)
Net unrealized appreciation (depreciation) on investments		165,870,991
Net Assets, for 103,829,058 shares outstanding		$ 1,410,556,051
Net Asset Value, offering price and redemption price per share ($1,410,556,051 ÷ 103,829,058 shares)		$ 13.59

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,521,378

Expenses
Transfer agent fees	$ 976,831
Independent trustees' compensation	2,367
Total expenses before reductions	979,198
Expense reductions	(388,379)	590,819
Net investment income (loss)		4,930,559
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(7,104,488)
Change in net unrealized appreciation (depreciation) on investment securities		53,698,760
Net gain (loss)		46,594,272
Net increase (decrease) in net assets resulting from operations		$ 51,524,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,930,559	$ 18,005,016
Net realized gain (loss)	(7,104,488)	908,090
Change in net unrealized appreciation (depreciation)	53,698,760	77,864,594
Net increase (decrease) in net assets resulting from operations	51,524,831	96,777,700
Distributions to shareholders from net investment income	(1,328,363)	(17,577,150)
Distributions to shareholders from net realized gain	(853,947)	(2,817,704)
Total distributions	(2,182,310)	(20,394,854)
Share transactions Proceeds from sales of shares	275,701,127	570,548,909
Reinvestment of distributions	2,182,310	20,394,854
Cost of shares redeemed	(119,714,171)	(118,202,024)
Net increase (decrease) in net assets resulting from share transactions	158,169,266	472,741,739
Total increase (decrease) in net assets	207,511,787	549,124,585
Net Assets
Beginning of period	1,203,044,264	653,919,679
End of period (including undistributed net investment income of $4,921,489 and undistributed net investment income of $1,319,293, respectively)	$ 1,410,556,051	$ 1,203,044,264
Other Information Shares
Sold	20,829,615	46,489,065
Issued in reinvestment of distributions	163,837	1,653,806
Redeemed	(9,028,783)	(9,520,988)
Net increase (decrease)	11,964,669	38,621,883

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 12.28	$ 12.34	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.24	.24	.22	.04
Net realized and unrealized gain (loss)	.46	.83	.07	1.34	1.04
Total from investment operations	.51	1.07	.31	1.56	1.08
Distributions from net investment income	(.01)	(.21)	(.20)	(.15)	(.11)
Distributions from net realized gain	(.01)	(.03)	(.16)	(.03)	(.01)
Total distributions	(.02)	(.25) I	(.37) H	(.18)	(.12)
Net asset value, end of period	$ 13.59	$ 13.10	$ 12.28	$ 12.34	$ 10.96
Total Return B,C	3.92%	8.80%	2.70%	14.27%	10.78%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09% A	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.09% A	.10%	.09%	.05%	.03% A
Net investment income (loss)	.76% A	1.90%	1.99%	1.90%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,410,556	$ 1,203,044	$ 653,920	$ 317,352	$ 27,567
Portfolio turnover rate G	22% A	10%	18%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.9	8.8
Domestic Equity Funds
Spartan Total Market Index Fund Class F	52.4	50.7
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.5	21.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	0.0
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	18.1	18.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	6.9%
Domestic Equity Funds	52.4%
Developed International Equity Funds	22.5%
Inflation-Protected Bond Funds	0.1%
Investment Grade Bond Funds	18.1%

Six months ago
Commodity Funds	8.8%
Domestic Equity Funds	50.7%
Developed International Equity Funds	21.6%
Inflation-Protected Bond Funds	0.0%
Investment Grade Bond Funds	18.9%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	62.0%
Developed International Equity Funds	27.0%
Inflation-Protected Bond Funds	0.0%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.3%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,265,815	$ 58,489,809
Domestic Equity Funds - 52.4%
Spartan Total Market Index Fund Class F (b)	8,949,814	445,879,740
TOTAL DOMESTIC EQUITY FUNDS (Cost $417,971,041)		504,369,549
International Equity Funds - 22.5%

Developed International Equity Funds - 22.5%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $168,251,242)	15,996,241	190,835,158
Bond Funds - 18.2%

Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	115,287	1,252,018

	Shares	Value
Investment Grade Bond Funds - 18.1%
Spartan U.S. Bond Index Fund Class F (b)	13,399,468	$ 153,691,892
TOTAL BOND FUNDS (Cost $157,584,991)		154,943,910
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $743,807,274)		850,148,617
NET OTHER ASSETS (LIABILITIES) - 0.0%		(55,594)
NET ASSETS - 100%		$ 850,093,023
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 60,712,970	$ 19,059,798	$ 16,318,780	$ -	$ 58,489,809
Fidelity Series Global ex U.S. Index Fund	149,104,428	36,177,690	6,406,812	-	190,835,158
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	1,248,901	280	-	1,252,018
Spartan Total Market Index Fund Class F	349,146,461	86,248,345	22,018,596	1,018,159	445,879,740
Spartan U.S. Bond Index Fund Class F	130,113,491	36,987,043	9,355,959	1,670,003	153,691,892
Total	$ 689,077,350	$ 179,721,777	$ 54,100,427	$ 2,688,162	$ 850,148,617
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $743,807,274) - See accompanying schedule		$ 850,148,617
Cash		2
Receivable for investments sold		20,864,846
Receivable for fund shares sold		2,458,826
Receivable from affiliate for expense reductions		49,512
Total assets		873,521,803

Liabilities
Payable for investments purchased	$ 22,522,184
Payable for fund shares redeemed	801,489
Transfer agent fees payable	105,107
Total liabilities		23,428,780

Net Assets		$ 850,093,023
Net Assets consist of:
Paid in capital		$ 749,232,197
Undistributed net investment income		2,345,494
Accumulated undistributed net realized gain (loss) on investments		(7,826,011)
Net unrealized appreciation (depreciation) on investments		106,341,343
Net Assets, for 60,887,846 shares outstanding		$ 850,093,023
Net Asset Value, offering price and redemption price per share ($850,093,023 ÷ 60,887,846 shares)		$ 13.96

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,688,162

Expenses
Transfer agent fees	$ 572,526
Independent trustees' compensation	1,375
Total expenses before reductions	573,901
Expense reductions	(252,567)	321,334
Net investment income (loss)		2,366,828
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(5,102,226)
Change in net unrealized appreciation (depreciation) on investment securities		40,552,144
Net gain (loss)		35,449,918
Net increase (decrease) in net assets resulting from operations		$ 37,816,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,366,828	$ 10,092,732
Net realized gain (loss)	(5,102,226)	(454,886)
Change in net unrealized appreciation (depreciation)	40,552,144	49,107,325
Net increase (decrease) in net assets resulting from operations	37,816,746	58,745,171
Distributions to shareholders from net investment income	(525,606)	(9,902,085)
Distributions to shareholders from net realized gain	(210,242)	(887,993)
Total distributions	(735,848)	(10,790,078)
Share transactions Proceeds from sales of shares	173,679,221	332,376,519
Reinvestment of distributions	735,848	10,790,078
Cost of shares redeemed	(50,435,779)	(59,470,635)
Net increase (decrease) in net assets resulting from share transactions	123,979,290	283,695,962
Total increase (decrease) in net assets	161,060,188	331,651,055
Net Assets
Beginning of period	689,032,835	357,381,780
End of period (including undistributed net investment income of $2,345,494 and undistributed net investment income of $504,272, respectively)	$ 850,093,023	$ 689,032,835
Other Information Shares
Sold	12,821,452	26,770,366
Issued in reinvestment of distributions	54,146	867,578
Redeemed	(3,708,688)	(4,741,259)
Net increase (decrease)	9,166,910	22,896,685

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.40	$ 12.54	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.24	.23	.21	.03
Net realized and unrealized gain (loss)	.61	.91	(.01)	1.48	1.11
Total from investment operations	.65	1.15	.22	1.69	1.14
Distributions from net investment income	(.01)	(.22)	(.19)	(.15)	(.11)
Distributions from net realized gain	- J	(.02)	(.17)	(.03)	(.01)
Total distributions	(.01)	(.23) I	(.36)	(.17) H	(.12)
Net asset value, end of period	$ 13.96	$ 13.32	$ 12.40	$ 12.54	$ 11.02
Total Return B,C	4.91%	9.44%	2.00%	15.46%	11.38%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.08%A	.09%	.08%	.05%	.03% A
Expenses net of all reductions	.08% A	.09%	.08%	.05%	.03% A
Net investment income (loss)	.62% A	1.91%	1.93%	1.83%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,093	$ 689,033	$ 357,382	$ 150,099	$ 10,728
Portfolio turnover rate G	14% A	8%	15%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.1	9.0
Domestic Equity Funds
Spartan Total Market Index Fund Class F	53.7	51.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.9	22.0
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	16.3	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.1%
Domestic Equity Funds	53.7%
Developed International Equity Funds	22.9%
Investment Grade Bond Funds	16.3%

Six months ago
Commodity Funds	9.0%
Domestic Equity Funds	51.6%
Developed International Equity Funds	22.0%
Investment Grade Bond Funds	17.4%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	62.0%
Developed International Equity Funds	27.0%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 7.1%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	8,475,773	$ 68,229,973
Domestic Equity Funds - 53.7%
Spartan Total Market Index Fund Class F (b)	10,391,956	517,727,261
TOTAL DOMESTIC EQUITY FUNDS (Cost $480,957,295)		585,957,234
International Equity Funds - 22.9%

Developed International Equity Funds - 22.9%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $192,699,380)	18,479,432	220,459,628
Bond Funds - 16.3%
	Shares	Value
Investment Grade Bond Funds - 16.3%
Spartan U.S. Bond Index Fund Class F (b) (Cost $159,777,438)	13,680,612	$ 156,916,621
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $833,434,113)		963,333,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,169)
NET ASSETS - 100%		$ 963,271,314
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 73,364,708	$ 22,767,937	$ 21,946,133	$ -	$ 68,229,973
Fidelity Series Global ex U.S. Index Fund	178,486,716	42,783,609	14,471,450	-	220,459,628
Spartan Total Market Index Fund Class F	417,883,477	103,111,152	41,661,644	1,218,902	517,727,261
Spartan U.S. Bond Index Fund Class F	140,766,317	37,319,781	16,773,158	1,756,844	156,916,621
Total	$ 810,501,218	$ 205,982,479	$ 94,852,385	$ 2,975,746	$ 963,333,483
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $833,434,113) - See accompanying schedule		$ 963,333,483
Cash		3
Receivable for investments sold		22,149,649
Receivable for fund shares sold		1,777,210
Receivable from affiliate for expense reductions		57,295
Total assets		987,317,640

Liabilities
Payable for investments purchased	$ 22,208,690
Payable for fund shares redeemed	1,718,171
Transfer agent fees payable	119,465
Total liabilities		24,046,326

Net Assets		$ 963,271,314
Net Assets consist of:
Paid in capital		$ 839,480,406
Undistributed net investment income		2,608,915
Accumulated undistributed net realized gain (loss) on investments		(8,717,377)
Net unrealized appreciation (depreciation) on investments		129,899,370
Net Assets, for 68,717,908 shares outstanding		$ 963,271,314
Net Asset Value, offering price and redemption price per share ($963,271,314 ÷ 68,717,908 shares)		$ 14.02

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,975,746

Expenses
Transfer agent fees	$ 663,497
Independent trustees' compensation	1,603
Total expenses before reductions	665,100
Expense reductions	(299,588)	365,512
Net investment income (loss)		2,610,234
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(5,382,448)
Change in net unrealized appreciation (depreciation) on investment securities		47,084,620
Net gain (loss)		41,702,172
Net increase (decrease) in net assets resulting from operations		$ 44,312,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,610,234	$ 11,816,207
Net realized gain (loss)	(5,382,448)	(604,593)
Change in net unrealized appreciation (depreciation)	47,084,620	60,336,914
Net increase (decrease) in net assets resulting from operations	44,312,406	71,548,528
Distributions to shareholders from net investment income	(500,172)	(11,638,431)
Distributions to shareholders from net realized gain	(250,086)	(1,086,469)
Total distributions	(750,258)	(12,724,900)
Share transactions Proceeds from sales of shares	203,328,761	409,401,579
Reinvestment of distributions	750,258	12,724,900
Cost of shares redeemed	(94,819,217)	(79,800,351)
Net increase (decrease) in net assets resulting from share transactions	109,259,802	342,326,128
Total increase (decrease) in net assets	152,821,950	401,149,756
Net Assets
Beginning of period	810,449,364	409,299,608
End of period (including undistributed net investment income of $2,608,915 and undistributed net investment income of $498,853, respectively)	$ 963,271,314	$ 810,449,364
Other Information Shares
Sold	14,953,041	33,057,917
Issued in reinvestment of distributions	55,045	1,021,451
Redeemed	(6,975,264)	(6,356,433)
Net increase (decrease)	8,032,822	27,722,935

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 12.42	$ 12.58	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.24	.23	.21	.03
Net realized and unrealized gain (loss)	.63	.93	(.02)	1.50	1.13
Total from investment operations	.67	1.17	.21	1.71	1.16
Distributions from net investment income	(.01)	(.21)	(.20)	(.15)	(.11)
Distributions from net realized gain	- I	(.02)	(.17)	(.03)	(.01)
Total distributions	(.01)	(.23)	(.37)	(.17) H	(.12)
Net asset value, end of period	$ 14.02	$ 13.36	$ 12.42	$ 12.58	$ 11.04
Total Return B,C	5.03%	9.59%	1.92%	15.59%	11.58%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08% A	.09%	.08%	.05%	.03% A
Expenses net of all reductions	.08% A	.09%	.08%	.05%	.03% A
Net investment income (loss)	.59% A	1.93%	1.91%	1.80%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 963,271	$ 810,449	$ 409,300	$ 174,164	$ 16,259
Portfolio turnover rate G	22% A	8%	16%	13%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.2	9.3
Domestic Equity Funds
Spartan Total Market Index Fund Class F	54.9	52.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	23.4	22.6
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	14.5	15.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.2%
Domestic Equity Funds	54.9%
Developed International Equity Funds	23.4%
Investment Grade Bond Funds	14.5%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	52.9%
Developed International Equity Funds	22.6%
Investment Grade Bond Funds	15.2%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	62.0%
Developed International Equity Funds	27.0%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,248,454	$ 34,200,052
Domestic Equity Funds - 54.9%
Spartan Total Market Index Fund Class F (b)	5,214,155	259,769,179
TOTAL DOMESTIC EQUITY FUNDS (Cost $246,197,955)		293,969,231
International Equity Funds - 23.4%

Developed International Equity Funds - 23.4%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $97,833,579)	9,280,211	110,712,917
Bond Funds - 14.5%
	Shares	Value
Investment Grade Bond Funds - 14.5%
Spartan U.S. Bond Index Fund Class F (b) (Cost $70,044,971)	5,986,277	$ 68,662,603
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $414,076,505)		473,344,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29,802)
NET ASSETS - 100%		$ 473,314,949
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 35,241,966	$ 11,330,065	$ 9,472,081	$ -	$ 34,200,052
Fidelity Series Global ex U.S. Index Fund	85,970,942	20,866,980	3,039,223	-	110,712,917
Spartan Total Market Index Fund Class F	201,283,646	50,309,342	10,641,307	589,470	259,769,179
Spartan U.S. Bond Index Fund Class F	57,993,087	15,756,792	3,256,534	741,445	68,662,603
Total	$ 380,489,641	$ 98,263,179	$ 26,409,145	$ 1,330,915	$ 473,344,751
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $414,076,505) - See accompanying schedule		$ 473,344,751
Cash		2
Receivable for investments sold		9,736,172
Receivable for fund shares sold		1,305,414
Receivable from affiliate for expense reductions		28,673
Total assets		484,415,012

Liabilities
Payable for investments purchased	$ 10,535,039
Payable for fund shares redeemed	506,548
Transfer agent fees payable	58,476
Total liabilities		11,100,063

Net Assets		$ 473,314,949
Net Assets consist of:
Paid in capital		$ 417,100,222
Undistributed net investment income		1,150,853
Accumulated undistributed net realized gain (loss) on investments		(4,204,372)
Net unrealized appreciation (depreciation) on investments		59,268,246
Net Assets, for 33,500,336 shares outstanding		$ 473,314,949
Net Asset Value, offering price and redemption price per share ($473,314,949 ÷ 33,500,336 shares)		$ 14.13

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,330,915

Expenses
Transfer agent fees	$ 318,726
Independent trustees' compensation	764
Total expenses before reductions	319,490
Expense reductions	(144,905)	174,585
Net investment income (loss)		1,156,330
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,759,953)
Change in net unrealized appreciation (depreciation) on investment securities		23,761,026
Net gain (loss)		21,001,073
Net increase (decrease) in net assets resulting from operations		$ 22,157,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,156,330	$ 5,288,977
Net realized gain (loss)	(2,759,953)	(362,697)
Change in net unrealized appreciation (depreciation)	23,761,026	27,209,990
Net increase (decrease) in net assets resulting from operations	22,157,403	32,136,270
Distributions to shareholders from net investment income	(201,896)	(5,205,081)
Distributions to shareholders from net realized gain	(86,527)	(420,754)
Total distributions	(288,423)	(5,625,835)
Share transactions Proceeds from sales of shares	101,430,629	206,739,422
Reinvestment of distributions	288,423	5,625,835
Cost of shares redeemed	(30,738,983)	(37,291,170)
Net increase (decrease) in net assets resulting from share transactions	70,980,069	175,074,087
Total increase (decrease) in net assets	92,849,049	201,584,522

Net Assets
Beginning of period	380,465,900	178,881,378
End of period (including undistributed net investment income of $1,150,853 and undistributed net investment income of $196,419, respectively)	$ 473,314,949	$ 380,465,900
Other Information Shares
Sold	7,398,095	16,481,838
Issued in reinvestment of distributions	21,022	449,676
Redeemed	(2,236,674)	(2,956,898)
Net increase (decrease)	5,182,443	13,974,616

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.47	$ 12.63	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.25	.23	.21	.03
Net realized and unrealized gain (loss)	.66	.95	(.04)	1.54	1.14
Total from investment operations	.70	1.20	.19	1.75	1.17
Distributions from net investment income	(.01)	(.21)	(.19)	(.14)	(.11)
Distributions from net realized gain	- H	(.02)	(.16)	(.03)	(.01)
Total distributions	(.01)	(.23)	(.35)	(.17)	(.12)
Net asset value, end of period	$ 14.13	$ 13.44	$ 12.47	$ 12.63	$ 11.05
Total Return B,C	5.21%	9.76%	1.74%	15.91%	11.68%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.08% A	.09%	.09%	.05%	.04% A
Expenses net of all reductions	.08% A	.09%	.09%	.05%	.04% A
Net investment income (loss)	.54% A	1.95%	1.94%	1.83%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 473,315	$ 380,466	$ 178,881	$ 53,547	$ 4,213
Portfolio turnover rate G	12% A	7%	15%	11%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.3	9.4
Domestic Equity Funds
Spartan Total Market Index Fund Class F	55.3	53.5
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	23.5	22.9
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	13.9	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.3%
Domestic Equity Funds	55.3%
Developed International Equity Funds	23.5%
Investment Grade Bond Funds	13.9%

Six months ago
Commodity Funds	9.4%
Domestic Equity Funds	53.5%
Developed International Equity Funds	22.9%
Investment Grade Bond Funds	14.2%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	62.0%
Developed International Equity Funds	27.0%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,700,847	$ 29,791,818
Domestic Equity Funds - 55.3%
Spartan Total Market Index Fund Class F (b)	4,543,975	226,380,821
TOTAL DOMESTIC EQUITY FUNDS (Cost $215,297,151)		256,172,639
International Equity Funds - 23.5%

Developed International Equity Funds - 23.5%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $85,246,714)	8,083,863	96,440,484
Bond Funds - 13.9%
	Shares	Value
Investment Grade Bond Funds - 13.9%
Spartan U.S. Bond Index Fund Class F (b) (Cost $58,086,920)	4,950,020	$ 56,776,726
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $358,630,785)		409,389,849
NET OTHER ASSETS (LIABILITIES) - 0.0%		(25,554)
NET ASSETS - 100%		$ 409,364,295
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 30,688,057	$ 10,616,523	$ 8,971,910	$ -	$ 29,791,818
Fidelity Series Global ex U.S. Index Fund	74,632,682	20,057,529	4,127,989	-	96,440,484
Spartan Total Market Index Fund Class F	174,572,370	47,716,977	12,335,101	513,866	226,380,821
Spartan U.S. Bond Index Fund Class F	46,347,615	15,371,649	3,423,193	607,014	56,776,726
Total	$ 326,240,724	$ 93,762,678	$ 28,858,193	$ 1,120,880	$ 409,389,849
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $358,630,785) - See accompanying schedule		$ 409,389,849
Cash		2
Receivable for investments sold		8,325,209
Receivable for fund shares sold		800,264
Receivable from affiliate for expense reductions		24,977
Total assets		418,540,301

Liabilities
Payable for investments purchased	$ 8,732,029
Payable for fund shares redeemed	393,444
Transfer agent fees payable	50,533
Total liabilities		9,176,006

Net Assets		$ 409,364,295
Net Assets consist of:
Paid in capital		$ 361,206,554
Undistributed net investment income		963,208
Accumulated undistributed net realized gain (loss) on investments		(3,564,531)
Net unrealized appreciation (depreciation) on investments		50,759,064
Net Assets, for 28,795,122 shares outstanding		$ 409,364,295
Net Asset Value, offering price and redemption price per share ($409,364,295 ÷ 28,795,122 shares)		$ 14.22

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,120,880

Expenses
Transfer agent fees	$ 275,943
Independent trustees' compensation	660
Total expenses before reductions	276,603
Expense reductions	(126,033)	150,570
Net investment income (loss)		970,310
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,309,837)
Change in net unrealized appreciation (depreciation) on investment securities		20,554,480
Net gain (loss)		18,244,643
Net increase (decrease) in net assets resulting from operations		$ 19,214,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 970,310	$ 4,416,091
Net realized gain (loss)	(2,309,837)	(397,117)
Change in net unrealized appreciation (depreciation)	20,554,480	23,614,291
Net increase (decrease) in net assets resulting from operations	19,214,953	27,633,265
Distributions to shareholders from net investment income	(152,231)	(4,334,959)
Distributions to shareholders from net realized gain	(76,115)	(315,418)
Total distributions	(228,346)	(4,650,377)
Share transactions Proceeds from sales of shares	101,732,162	193,560,408
Reinvestment of distributions	228,346	4,650,377
Cost of shares redeemed	(37,803,572)	(35,627,910)
Net increase (decrease) in net assets resulting from share transactions	64,156,936	162,582,875
Total increase (decrease) in net assets	83,143,543	185,565,763
Net Assets
Beginning of period	326,220,752	140,654,989
End of period (including undistributed net investment income of $963,208 and undistributed net investment income of $145,129, respectively)	$ 409,364,295	$ 326,220,752
Other Information Shares
Sold	7,371,397	15,362,337
Issued in reinvestment of distributions	16,428	370,270
Redeemed	(2,741,418)	(2,810,438)
Net increase (decrease)	4,646,407	12,922,169

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.53	$ 12.73	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.25	.23	.20	.04
Net realized and unrealized gain (loss)	.68	.95	(.09)	1.59	1.18
Total from investment operations	.72	1.20	.14	1.79	1.22
Distributions from net investment income	(.01)	(.21)	(.18)	(.14)	(.11)
Distributions from net realized gain	- I	(.02)	(.16)	(.02)	(.01)
Total distributions	(.01)	(.22) H	(.34)	(.16)	(.12)
Net asset value, end of period	$ 14.22	$ 13.51	$ 12.53	$ 12.73	$ 11.10
Total Return B,C	5.32%	9.75%	1.39%	16.19%	12.18%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08% A	.09%	.08%	.05%	.04% A
Expenses net of all reductions	.08% A	.09%	.08%	.05%	.04% A
Net investment income (loss)	.53% A	2.02%	1.89%	1.72%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 409,364	$ 326,221	$ 140,655	$ 36,758	$ 1,638
Portfolio turnover rate G	16% A	8%	15%	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.015 per share.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.6	9.9
Domestic Equity Funds
Spartan Total Market Index Fund Class F	57.7	55.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	24.5	23.9
Investment Grade Bond Funds
Spartan U.S. Bond Index Fund Class F	10.2	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.6%
Domestic Equity Funds	57.7%
Developed International Equity Funds	24.5%
Investment Grade Bond Funds	10.2%

Six months ago
Commodity Funds	9.9%
Domestic Equity Funds	55.8%
Developed International Equity Funds	23.9%
Investment Grade Bond Funds	10.4%

Expected
Commodity Funds	1.0%
Domestic Equity Funds	62.0%
Developed International Equity Funds	27.0%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2013. The period end allocation is based on the fund's holdings as of September 30, 2013. The expected allocation represents the fund's anticipated allocation at March 31, 2014.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.3%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	542,757	$ 4,369,197
Domestic Equity Funds - 57.7%
Spartan Total Market Index Fund Class F (b)	661,880	32,974,854
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,740,947)		37,344,051
International Equity Funds - 24.5%

Developed International Equity Funds - 24.5%
Fidelity Series Global ex U.S. Index Fund (b) (Cost $12,899,044)	1,173,969	14,005,448
Bond Funds - 10.2%
	Shares	Value
Investment Grade Bond Funds - 10.2%
Spartan U.S. Bond Index Fund Class F (b) (Cost $5,957,265)	509,062	$ 5,838,940
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $52,597,256)		57,188,439
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,303)
NET ASSETS - 100%		$ 57,185,136
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 2,975,408	$ 2,858,338	$ 1,183,286	$ -	$ 4,369,197
Fidelity Series Global ex U.S. Index Fund	7,225,560	6,266,737	286,935	-	14,005,448
Spartan Total Market Index Fund Class F	16,861,654	14,830,071	691,311	52,155	32,974,854
Spartan U.S. Bond Index Fund Class F	3,144,569	2,913,213	102,573	51,604	5,838,940
Total	$ 30,207,191	$ 26,868,359	$ 2,264,105	$ 103,759	$ 57,188,439
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $52,597,256) - See accompanying schedule		$ 57,188,439
Receivable for investments sold		859,260
Receivable for fund shares sold		887,709
Receivable from affiliate for expense reductions		3,509
Total assets		58,938,917

Liabilities
Payable for investments purchased	$ 1,706,109
Payable for fund shares redeemed	40,859
Transfer agent fees payable	6,813
Total liabilities		1,753,781

Net Assets		$ 57,185,136
Net Assets consist of:
Paid in capital		$ 52,796,073
Undistributed net investment income		85,366
Accumulated undistributed net realized gain (loss) on investments		(287,486)
Net unrealized appreciation (depreciation) on investments		4,591,183
Net Assets, for 5,074,357 shares outstanding		$ 57,185,136
Net Asset Value, offering price and redemption price per share ($57,185,136 ÷ 5,074,357 shares)		$ 11.27

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 103,759

Expenses
Transfer agent fees	$ 32,478
Independent trustees' compensation	73
Total expenses before reductions	32,551
Expense reductions	(14,432)	18,119
Net investment income (loss)		85,640
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(185,369)
Change in net unrealized appreciation (depreciation) on investment securities		2,562,363
Net gain (loss)		2,376,994
Net increase (decrease) in net assets resulting from operations		$ 2,462,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,640	$ 322,252
Net realized gain (loss)	(185,369)	(63,543)
Change in net unrealized appreciation (depreciation)	2,562,363	1,945,207
Net increase (decrease) in net assets resulting from operations	2,462,634	2,203,916
Distributions to shareholders from net investment income	(6,497)	(318,679)
Distributions to shareholders from net realized gain	(3,248)	(20,452)
Total distributions	(9,745)	(339,131)
Share transactions Proceeds from sales of shares	29,467,220	31,041,974
Reinvestment of distributions	9,745	339,131
Cost of shares redeemed	(4,950,165)	(10,971,866)
Net increase (decrease) in net assets resulting from share transactions	24,526,800	20,409,239
Total increase (decrease) in net assets	26,979,689	22,274,024

Net Assets
Beginning of period	30,205,447	7,931,423
End of period (including undistributed net investment income of $85,366 and undistributed net investment income of $6,223, respectively)	$ 57,185,136	$ 30,205,447
Other Information Shares
Sold	2,693,449	3,087,682
Issued in reinvestment of distributions	887	34,273
Redeemed	(451,116)	(1,095,160)
Net increase (decrease)	2,243,220	2,026,795

Financial Highlights

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.21	.14
Net realized and unrealized gain (loss)	.58	.77	(.01)
Total from investment operations	.60	.98	.13
Distributions from net investment income	- H	(.16)	(.13)
Distributions from net realized gain	- H	(.01)	(.14)
Total distributions	- H	(.17)	(.27)
Net asset value, end of period	$ 11.27	$ 10.67	$ 9.86
Total Return B,C	5.65%	10.05%	1.61%
Ratios to Average Net Assets F,G
Expenses before reductions	.15% A	.15%	.15% A
Expenses net of fee waivers, if any	.08% A	.09%	.07% A
Expenses net of all reductions	.08% A	.09%	.07% A
Net investment income (loss)	.40% A	2.06%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,185	$ 30,205	$ 7,931
Portfolio turnover rate G	10% A	19%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 1, 2011 (commencement of operations) to March 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$ 128,913,704	$ 5,834,508	$ (1,675,320)	$ 4,159,188
Fidelity Freedom Index 2000 Fund	55,866,008	2,721,396	(629,266)	2,092,130
Fidelity Freedom Index 2005 Fund	58,041,370	4,160,782	(739,084)	3,421,698
Fidelity Freedom Index 2010 Fund	340,204,929	38,588,072	(5,230,158)	33,357,914
Fidelity Freedom Index 2015 Fund	704,293,926	73,976,707	(10,030,219)	63,946,488
Fidelity Freedom Index 2020 Fund	1,529,369,283	174,315,455	(24,272,415)	150,043,040
Fidelity Freedom Index 2025 Fund	1,041,130,700	136,437,563	(15,592,434)	120,845,129
Fidelity Freedom Index 2030 Fund	1,248,722,188	180,656,890	(18,721,532)	161,935,358
Fidelity Freedom Index 2035 Fund	745,829,970	113,915,016	(9,596,369)	104,318,647
Fidelity Freedom Index 2040 Fund	835,907,124	138,732,930	(11,306,571)	127,426,359
Fidelity Freedom Index 2045 Fund	415,170,211	63,313,392	(5,138,852)	58,174,540
Fidelity Freedom Index 2050 Fund	359,686,307	54,217,966	(4,514,424)	49,703,542
Fidelity Freedom Index 2055 Fund	52,683,961	4,980,006	(475,528)	4,504,478

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	25,513,770	25,056,829
Fidelity Freedom Index 2000 Fund	11,233,270	11,996,754
Fidelity Freedom Index 2005 Fund	9,664,768	11,768,314
Fidelity Freedom Index 2010 Fund	61,246,681	58,945,197
Fidelity Freedom Index 2015 Fund	155,751,343	74,173,691
Fidelity Freedom Index 2020 Fund	368,670,087	154,252,788
Fidelity Freedom Index 2025 Fund	231,074,054	73,231,037
Fidelity Freedom Index 2030 Fund	304,112,495	143,179,477
Fidelity Freedom Index 2035 Fund	179,721,777	54,100,427
Fidelity Freedom Index 2040 Fund	205,982,479	94,852,385
Fidelity Freedom Index 2045 Fund	98,263,179	26,409,145
Fidelity Freedom Index 2050 Fund	93,762,678	28,858,193
Fidelity Freedom Index 2055 Fund	26,868,359	2,264,105

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .15% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Expense Reductions.

FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2015. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate
Fidelity Freedom Index Income Fund	.19%	$ 38,962
Fidelity Freedom Index 2000 Fund	.19%	17,473
Fidelity Freedom Index 2005 Fund	.19%	19,647
Fidelity Freedom Index 2010 Fund	.19%	104,414
Fidelity Freedom Index 2015 Fund	.19%	194,101
Fidelity Freedom Index 2020 Fund	.19%	423,876
Fidelity Freedom Index 2025 Fund	.19%	305,235
Fidelity Freedom Index 2030 Fund	.19%	388,379
Fidelity Freedom Index 2035 Fund	.19%	252,567
Fidelity Freedom Index 2040 Fund	.19%	299,588
Fidelity Freedom Index 2045 Fund	.19%	144,905
Fidelity Freedom Index 2050 Fund	.19%	126,033
Fidelity Freedom Index 2055 Fund	.19%	14,432

Effective December 1, 2013 the expense limitation will be changed to .16% for each Fund and will remain in place through May 31, 2016.

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Index Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020	Fidelity Freedom Index 2025	Fidelity Freedom Index 2030	Fidelity Freedom Index 2035	Fidelity Freedom Index 2040
Fidelity Series Global ex U.S. Index Fund	16%	14%	18%	12%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) and the administration agreement for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing, as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity affiliates under the Advisory Contract and the administration agreement and under separate agreements covering transfer agency and pricing and bookkeeping for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods (for the most recent one-year period for Fidelity Freedom Index® 2055 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2000 Fund

Freedom Index 2005 Fund

Semiannual Report

Freedom Index 2010 Fund

Freedom Index 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2020 Fund

Freedom Index 2025 Fund

Semiannual Report

Freedom Index 2030 Fund

Freedom Index 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2040 Fund

Freedom Index 2045 Fund

Semiannual Report

Freedom Index 2050 Fund

Freedom Index 2055 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agent fees. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2012.

The Board further considered that FMR contractually agreed to reimburse each fund to the extent that total expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests), as a percentage of average net assets, exceed 0.19% through May 31, 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Semiannual Report

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FRX-W-USAN-1113
1.899266.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 25, 2013